UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5511

Variable Insurance Products Fund II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

September 30, 2018

VIPCON-QTLY-1118
1.808782.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.2%
Aptiv PLC	425,000	$35,657,500
Lear Corp.	53,400	7,743,000
		43,400,500
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	3,400	400,656
Chegg, Inc. (a)	909,800	25,865,614
Weight Watchers International, Inc. (a)	330,500	23,792,695
		50,058,965
Hotels, Restaurants & Leisure - 1.6%
Domino's Pizza, Inc.	333,251	98,242,395
Eldorado Resorts, Inc. (a)	9,500	461,700
Hilton Worldwide Holdings, Inc.	385,900	31,173,002
Marriott International, Inc. Class A	194,400	25,666,632
McDonald's Corp.	363,400	60,793,186
Vail Resorts, Inc.	35,100	9,632,142
Wyndham Destinations, Inc.	980,000	42,492,800
Wyndham Hotels & Resorts, Inc.	1,034,000	57,459,380
		325,921,237
Household Durables - 0.0%
SodaStream International Ltd. (a)	21,800	3,119,144
Internet & Direct Marketing Retail - 8.1%
Amazon.com, Inc. (a)	509,200	1,019,927,600
Netflix, Inc. (a)	1,360,200	508,891,626
Start Today Co. Ltd.	36,900	1,117,198
The Booking Holdings, Inc. (a)	59,847	118,736,448
		1,648,672,872
Media - 0.3%
Comcast Corp. Class A	1,200,000	42,492,000
Discovery Communications, Inc. Class A (a)	116,400	3,724,800
The Walt Disney Co.	107,600	12,582,744
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)(d)	11,499	0
		58,799,544
Specialty Retail - 2.6%
Best Buy Co., Inc.	30,500	2,420,480
Burlington Stores, Inc. (a)	46,300	7,543,196
Home Depot, Inc.	1,245,189	257,940,901
John David Group PLC	199,400	1,193,192
Lowe's Companies, Inc.	760,000	87,263,200
Ross Stores, Inc.	26,100	2,586,510
TJX Companies, Inc.	1,310,900	146,847,018
Urban Outfitters, Inc. (a)	570,200	23,321,180
		529,115,677
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	179,749	44,014,319
Kering SA	42,908	23,001,125
NIKE, Inc. Class B	28,900	2,448,408
Pinduoduo, Inc. ADR (e)	46,400	1,219,856
Ralph Lauren Corp.	34,900	4,800,495
Tapestry, Inc.	396,800	19,947,136
VF Corp.	287,600	26,876,220
		122,307,559

TOTAL CONSUMER DISCRETIONARY		2,781,395,498

CONSUMER STAPLES - 2.5%
Beverages - 0.3%
Brown-Forman Corp. Class B (non-vtg.)	185,000	9,351,750
Diageo PLC	64,600	2,288,655
Keurig Dr. Pepper, Inc.	509,500	11,805,115
Monster Beverage Corp. (a)	9,500	553,660
PepsiCo, Inc.	304,500	34,043,100
The Coca-Cola Co.	51,900	2,397,261
		60,439,541
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	644,600	151,403,648
Walmart, Inc.	1,035,000	97,196,850
		248,600,498
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	874,100	127,024,212
Tobacco - 0.3%
Philip Morris International, Inc.	775,236	63,212,743

TOTAL CONSUMER STAPLES		499,276,994

ENERGY - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
BP PLC	4,632,703	35,508,483
Centennial Resource Development, Inc. Class A (a)	863,700	18,871,845
Chevron Corp.	181,500	22,193,820
Concho Resources, Inc. (a)	526,500	80,422,875
ConocoPhillips Co.	2,347,400	181,688,760
Continental Resources, Inc. (a)	1,340,100	91,502,028
Diamondback Energy, Inc.	725,600	98,093,864
Encana Corp.	3,465,900	45,428,473
EOG Resources, Inc.	1,082,600	138,107,282
Extraction Oil & Gas, Inc. (a)	541,782	6,116,719
Hess Corp.	3,259,900	233,343,642
Magnolia Oil & Gas Corp.	871,000	13,073,710
Marathon Petroleum Corp.	436,400	34,898,908
Phillips 66 Co.	925,039	104,270,396
Pioneer Natural Resources Co.	278,200	48,459,658
Reliance Industries Ltd.	6,122,481	106,216,728
Suncor Energy, Inc.	1,210,695	46,847,471
Valero Energy Corp.	1,500,600	170,693,250
		1,475,737,912
FINANCIALS - 16.2%
Banks - 7.4%
Bank of America Corp.	20,136,600	593,224,236
Citigroup, Inc.	1,673,089	120,027,405
JPMorgan Chase & Co.	6,079,300	685,988,212
SunTrust Banks, Inc.	1,678,000	112,073,620
		1,511,313,473
Capital Markets - 3.7%
Ameriprise Financial, Inc.	320,000	47,251,200
Bank of New York Mellon Corp.	3,395,852	173,154,493
Charles Schwab Corp.	4,266,895	209,717,889
E*TRADE Financial Corp. (a)	765,000	40,078,350
Morgan Stanley	763,100	35,537,567
MSCI, Inc.	556,800	98,781,888
S&P Global, Inc.	751,500	146,835,585
		751,356,972
Consumer Finance - 1.1%
American Express Co.	1,472,100	156,763,929
Synchrony Financial	2,420,100	75,216,708
		231,980,637
Diversified Financial Services - 2.5%
Alteryx, Inc. (a)	21,600	1,235,736
Berkshire Hathaway, Inc. Class B (a)	2,360,200	505,342,422
		506,578,158
Insurance - 1.5%
Admiral Group PLC	91,600	2,483,342
AFLAC, Inc.	2,420,000	113,909,400
Allstate Corp.	1,082,000	106,793,400
American International Group, Inc.	113,000	6,016,120
Marsh & McLennan Companies, Inc.	150,000	12,408,000
Progressive Corp.	842,889	59,878,835
		301,489,097

TOTAL FINANCIALS		3,302,718,337

HEALTH CARE - 16.2%
Biotechnology - 2.4%
AbbVie, Inc.	942,500	89,141,650
Acceleron Pharma, Inc. (a)	64,300	3,679,889
Amgen, Inc.	585,484	121,364,978
bluebird bio, Inc. (a)	13,600	1,985,600
Celgene Corp. (a)	789,200	70,625,508
Exact Sciences Corp. (a)	30,000	2,367,600
FibroGen, Inc. (a)	19,400	1,178,550
Galapagos Genomics NV sponsored ADR (a)	3,500	393,505
Genmab A/S (a)	7,600	1,195,099
Gilead Sciences, Inc.	1,050,000	81,070,500
Heron Therapeutics, Inc. (a)	57,400	1,816,710
Ligand Pharmaceuticals, Inc. Class B (a)	9,300	2,552,757
Neurocrine Biosciences, Inc. (a)	160,100	19,684,295
Regeneron Pharmaceuticals, Inc. (a)	9,300	3,757,572
Vertex Pharmaceuticals, Inc. (a)	421,530	81,245,692
Wuxi Biologics (Cayman), Inc. (a)	350,000	3,538,741
		485,598,646
Health Care Equipment & Supplies - 5.4%
Abbott Laboratories	1,085,630	79,641,817
Abiomed, Inc. (a)	83,804	37,690,849
Baxter International, Inc.	1,720,500	132,633,345
Becton, Dickinson & Co.	525,200	137,077,200
Boston Scientific Corp. (a)	3,170,349	122,058,437
Danaher Corp.	1,430,200	155,405,532
DexCom, Inc. (a)	48,600	6,951,744
Edwards Lifesciences Corp. (a)	846,400	147,358,240
Intuitive Surgical, Inc. (a)	333,572	191,470,328
ResMed, Inc.	645,700	74,475,038
Sonova Holding AG Class B	35,800	7,124,251
		1,091,886,781
Health Care Providers & Services - 6.6%
AmerisourceBergen Corp.	93,416	8,614,824
Anthem, Inc.	307,500	84,270,375
Cigna Corp.	565,400	117,744,550
Elanco Animal Health, Inc.	147,900	5,160,231
HealthEquity, Inc. (a)	662,943	62,588,449
Humana, Inc.	732,700	248,033,604
Molina Healthcare, Inc. (a)	37,600	5,591,120
National Vision Holdings, Inc.	93,000	4,198,020
UnitedHealth Group, Inc.	2,885,700	767,711,628
Wellcare Health Plans, Inc. (a)	149,842	48,022,863
		1,351,935,664
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	11,800	1,284,666
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	144,200	10,171,868
Illumina, Inc. (a)	41,200	15,122,872
Mettler-Toledo International, Inc. (a)	44,000	26,795,120
PRA Health Sciences, Inc. (a)	684,600	75,436,074
Quintiles Transnational Holdings, Inc. (a)	78,510	10,185,887
Thermo Fisher Scientific, Inc.	246,200	60,092,496
Waters Corp. (a)	70,000	13,627,600
		211,431,917
Pharmaceuticals - 0.8%
AstraZeneca PLC sponsored ADR	275,000	10,881,750
Eli Lilly & Co.	120,500	12,930,855
Idorsia Ltd. (a)	220,100	5,543,990
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	220,100	2,034,744
Johnson & Johnson	561,000	77,513,370
Roche Holding AG (participation certificate)	5,647	1,365,532
Supernus Pharmaceuticals, Inc. (a)	65,297	3,287,704
Teva Pharmaceutical Industries Ltd. sponsored ADR	669,600	14,423,184
Zoetis, Inc. Class A	293,691	26,890,348
		154,871,477

TOTAL HEALTH CARE		3,297,009,151

INDUSTRIALS - 6.4%
Aerospace & Defense - 2.2%
Huntington Ingalls Industries, Inc.	316,100	80,946,888
Northrop Grumman Corp.	218,000	69,186,660
Raytheon Co.	724,900	149,807,834
Rolls-Royce Holdings PLC	190,400	2,449,572
The Boeing Co.	217,200	80,776,680
TransDigm Group, Inc.	185,400	69,024,420
		452,192,054
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	59,300	5,806,656
FedEx Corp.	64,600	15,555,034
		21,361,690
Airlines - 0.0%
Southwest Airlines Co.	101,300	6,326,185
Building Products - 0.2%
Masco Corp.	479,108	17,535,353
Toto Ltd.	715,600	29,695,951
		47,231,304
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	184,400	9,502,132
KAR Auction Services, Inc.	805,435	48,076,415
		57,578,547
Electrical Equipment - 1.0%
AMETEK, Inc.	122,300	9,676,376
Fortive Corp. (e)	2,386,168	200,915,346
		210,591,722
Industrial Conglomerates - 0.4%
3M Co.	322,000	67,848,620
General Electric Co.	1,247,517	14,084,467
		81,933,087
Machinery - 0.1%
Cummins, Inc.	65,000	9,494,550
IDEX Corp.	7,700	1,160,082
Ingersoll-Rand PLC	11,700	1,196,910
PACCAR, Inc.	19,100	1,302,429
Rexnord Corp. (a)	38,500	1,185,800
		14,339,771
Professional Services - 0.7%
FTI Consulting, Inc. (a)	436,900	31,976,711
IHS Markit Ltd. (a)	848,500	45,785,060
TransUnion Holding Co., Inc.	881,700	64,875,486
		142,637,257
Road & Rail - 1.0%
CSX Corp.	1,450,797	107,431,518
Norfolk Southern Corp.	368,000	66,424,000
Union Pacific Corp.	101,400	16,510,962
		190,366,480
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	53,000	2,267,870
W.W. Grainger, Inc.	227,800	81,417,998
		83,685,868

TOTAL INDUSTRIALS		1,308,243,965

INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	42,900	11,405,394
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	1,328,800	124,933,776
Dolby Laboratories, Inc. Class A	306,600	21,452,802
Zebra Technologies Corp. Class A (a)	12,100	2,139,643
		148,526,221
Internet Software & Services - 8.9%
Alphabet, Inc.:
Class A (a)	90,300	108,999,324
Class C (a)	720,933	860,411,908
CarGurus, Inc. Class A	80,500	4,483,045
Coupa Software, Inc. (a)	506,300	40,048,330
DocuSign, Inc.	43,400	2,281,538
Dropbox, Inc. Class A (a)	43,500	1,167,105
Facebook, Inc. Class A (a)	3,768,400	619,751,064
Farfetch Ltd. Class A	24,500	667,135
IAC/InterActiveCorp (a)	37,100	8,040,312
MongoDB, Inc. Class A (e)	488,200	39,812,710
New Relic, Inc. (a)	291,756	27,492,168
Okta, Inc. (a)	1,434,800	100,952,528
Spotify Technology SA (a)	6,600	1,193,478
SurveyMonkey	28,100	450,443
The Trade Desk, Inc. (a)	4,000	603,640
Twilio, Inc. Class A (a)	7,400	638,472
		1,816,993,200
IT Services - 4.9%
Accenture PLC Class A	21,300	3,625,260
Adyen BV (f)	19,813	16,171,730
FleetCor Technologies, Inc. (a)	292,212	66,577,582
Gartner, Inc. (a)	4,178	662,213
Global Payments, Inc.	533,600	67,980,640
MasterCard, Inc. Class A	1,207,700	268,846,097
Netcompany Group A/S	856	30,786
PayPal Holdings, Inc. (a)	1,914,500	168,169,680
Square, Inc. (a)	1,008,300	99,831,783
Visa, Inc. Class A	1,986,800	298,198,812
Worldpay, Inc. (a)	92,500	9,367,475
		999,462,058
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	4,436,600	137,046,574
Analog Devices, Inc.	277,400	25,648,404
Applied Materials, Inc.	778,900	30,104,485
Intel Corp.	2,562,600	121,185,354
Lam Research Corp.	282,700	42,885,590
NVIDIA Corp.	901,500	253,339,530
ON Semiconductor Corp. (a)	1,350,514	24,889,973
Texas Instruments, Inc.	832,000	89,265,280
		724,365,190
Software - 14.0%
Activision Blizzard, Inc.	1,090,932	90,754,633
Adobe Systems, Inc. (a)	1,026,000	276,968,700
Atlassian Corp. PLC (a)	1,066,300	102,514,082
Black Knight, Inc. (a)	245,124	12,734,192
Check Point Software Technologies Ltd. (a)	232,900	27,405,343
Citrix Systems, Inc. (a)	852,000	94,708,320
Electronic Arts, Inc. (a)	585,200	70,510,748
Eventbrite, Inc.	14,500	550,565
Intuit, Inc.	276,900	62,967,060
Microsoft Corp.	9,116,400	1,042,642,666
Parametric Technology Corp. (a)	328,000	34,830,320
Paycom Software, Inc. (a)	51,200	7,956,992
RealPage, Inc. (a)	100,700	6,636,130
Red Hat, Inc. (a)	340,400	46,389,712
RingCentral, Inc. (a)	807,616	75,148,669
Salesforce.com, Inc. (a)	4,377,200	696,106,116
Splunk, Inc. (a)	10,000	1,209,100
SS&C Technologies Holdings, Inc.	538,500	30,602,955
Tableau Software, Inc. (a)	19,800	2,212,452
Take-Two Interactive Software, Inc. (a)	343,469	47,395,287
Ultimate Software Group, Inc. (a)	176,100	56,737,659
Workday, Inc. Class A (a)	476,000	69,486,480
		2,856,468,181
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	2,031,700	458,635,958

TOTAL INFORMATION TECHNOLOGY		7,015,856,202

MATERIALS - 1.5%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	236,000	39,423,800
LyondellBasell Industries NV Class A	93,163	9,550,139
Sherwin-Williams Co.	185,700	84,532,497
The Chemours Co. LLC	838,001	33,050,759
Westlake Chemical Corp.	491,143	40,818,895
		207,376,090
Metals & Mining - 0.5%
Franco-Nevada Corp.	637,800	39,897,991
Kirkland Lake Gold Ltd.	2,489,164	47,175,887
Nucor Corp.	17,600	1,116,720
Randgold Resources Ltd. sponsored ADR	18,000	1,269,900
		89,460,498

TOTAL MATERIALS		296,836,588

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	341,300	49,590,890
Equity Lifestyle Properties, Inc.	34,000	3,279,300
		52,870,190
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	12,700	1,268,725
T-Mobile U.S., Inc. (a)	396,924	27,856,126
		29,124,851
UTILITIES - 0.5%
Electric Utilities - 0.4%
NextEra Energy, Inc.	494,400	82,861,440
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	604,000	22,589,600

TOTAL UTILITIES		105,451,040

TOTAL COMMON STOCKS
(Cost $15,367,613,705)		20,164,520,728

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Lyft, Inc. Series I (c)(d)
(Cost $5,888,978)	124,361	5,888,978

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 2.11% (g)	137,561,934	137,589,446
Fidelity Securities Lending Cash Central Fund 2.11% (g)(h)	210,038,211	210,059,215
TOTAL MONEY MARKET FUNDS
(Cost $347,648,661)		347,648,661
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $15,721,151,344)		20,518,058,367
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(170,667,721)
NET ASSETS - 100%		$20,347,390,646

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,888,978 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,171,730 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Lyft, Inc. Series I	6/27/18	$5,888,978
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,535,464
Fidelity Securities Lending Cash Central Fund	290,314
Total	$2,825,778

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Sunrun, Inc.	$36,492,810	$534,513	$56,822,860	$--	$16,548,236	$3,247,301	$--
Total	$36,492,810	$534,513	$56,822,860	$--	$16,548,236	$3,247,301	$--

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,781,395,498	$2,781,395,498	$--	$--
Consumer Staples	499,276,994	496,988,339	2,288,655	--
Energy	1,475,737,912	1,440,229,429	35,508,483	--
Financials	3,302,718,337	3,302,718,337	--	--
Health Care	3,297,009,151	3,295,643,619	1,365,532	--
Industrials	1,308,243,965	1,305,794,393	2,449,572	--
Information Technology	7,021,745,180	7,015,856,202	--	5,888,978
Materials	296,836,588	296,836,588	--	--
Real Estate	52,870,190	52,870,190	--	--
Telecommunication Services	29,124,851	27,856,126	1,268,725	--
Utilities	105,451,040	105,451,040	--	--
Money Market Funds	347,648,661	347,648,661	--	--
Total Investments in Securities:	$20,518,058,367	$20,469,288,422	$42,880,967	$5,888,978

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

September 30, 2018

VDSC-QTLY-1118
1.837324.112

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	111,345	$1,941,857
Cooper-Standard Holding, Inc. (a)	9,727	1,167,045
Stoneridge, Inc. (a)	5,410	160,785
Tenneco, Inc.	44,741	1,885,386
Tower International, Inc.	1,750	52,938
		5,208,011
Distributors - 0.4%
Core-Mark Holding Co., Inc.	36,627	1,243,853
Diversified Consumer Services - 0.9%
American Public Education, Inc. (a)	1,941	64,150
Chegg, Inc. (a)	32,022	910,385
K12, Inc. (a)	91,871	1,626,117
Weight Watchers International, Inc. (a)	1,833	131,958
		2,732,610
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc.	12,190	241,240
Brinker International, Inc. (b)	5,521	257,996
Penn National Gaming, Inc. (a)	26,857	884,132
		1,383,368
Household Durables - 2.5%
Bassett Furniture Industries, Inc.	4,989	106,016
Flexsteel Industries, Inc.	15,389	457,669
GoPro, Inc. Class A (a)(b)	39,216	282,355
Helen of Troy Ltd. (a)	14,553	1,904,988
iRobot Corp. (a)	7,328	805,494
KB Home	65,020	1,554,628
La-Z-Boy, Inc.	50,940	1,609,704
Taylor Morrison Home Corp. (a)	82,314	1,484,945
		8,205,799
Internet & Direct Marketing Retail - 0.7%
Liberty TripAdvisor Holdings, Inc. (a)	48,182	715,503
Shutterfly, Inc. (a)	22,743	1,498,536
		2,214,039
Leisure Products - 0.9%
Johnson Outdoors, Inc. Class A	15,541	1,445,158
MCBC Holdings, Inc. (a)	38,590	1,384,609
Nautilus, Inc. (a)	5,577	77,799
		2,907,566
Media - 0.2%
A.H. Belo Corp. Class A	4,927	22,664
Entravision Communication Corp. Class A	27,427	134,392
New Media Investment Group, Inc.	7,016	110,081
The McClatchy Co. Class A (a)(b)	2,070	17,616
World Wrestling Entertainment, Inc. Class A (b)	4,759	460,338
		745,091
Specialty Retail - 3.6%
Aaron's, Inc. Class A	26,001	1,416,014
Abercrombie & Fitch Co. Class A	30,451	643,125
Asbury Automotive Group, Inc. (a)	1,783	122,581
Chico's FAS, Inc.	49,795	431,723
Citi Trends, Inc.	3,416	98,278
Conn's, Inc. (a)	17,288	611,131
DSW, Inc. Class A	40,752	1,380,678
Express, Inc. (a)	86,849	960,550
Genesco, Inc. (a)	171	8,054
Group 1 Automotive, Inc.	3,045	197,621
Haverty Furniture Companies, Inc.	17,153	379,081
Office Depot, Inc.	494,610	1,587,698
Shoe Carnival, Inc. (b)	8,563	329,676
Signet Jewelers Ltd.	27,532	1,815,185
Tailored Brands, Inc. (b)	62,504	1,574,476
Tilly's, Inc.	12,005	227,495
		11,783,366
Textiles, Apparel & Luxury Goods - 2.7%
Cadence Bancorp Class A	7,372	192,557
Crocs, Inc. (a)	90,522	1,927,213
Deckers Outdoor Corp. (a)	18,802	2,229,541
Fossil Group, Inc. (a)(b)	76,711	1,785,832
Movado Group, Inc.	41,020	1,718,738
Newmark Group, Inc.	39,554	442,609
Oxford Industries, Inc.	1,080	97,416
Rocky Brands, Inc.	3,928	111,162
Vera Bradley, Inc. (a)	4,095	62,490
		8,567,558

TOTAL CONSUMER DISCRETIONARY		44,991,261

CONSUMER STAPLES - 3.1%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	6,532	1,877,950
Food & Staples Retailing - 1.0%
Ingles Markets, Inc. Class A	28,962	991,949
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	16,941	286,133
SpartanNash Co.	31,102	623,906
United Natural Foods, Inc. (a)	38,806	1,162,240
Village Super Market, Inc. Class A (b)	3,358	91,338
Weis Markets, Inc.	6,343	275,286
		3,430,852
Personal Products - 1.4%
Edgewell Personal Care Co. (a)	13,980	646,295
MediFast, Inc.	9,350	2,071,493
USANA Health Sciences, Inc. (a)	14,820	1,786,551
		4,504,339
Tobacco - 0.1%
Turning Point Brands, Inc. (b)	6,126	253,984

TOTAL CONSUMER STAPLES		10,067,125

ENERGY - 3.9%
Energy Equipment & Services - 0.7%
Archrock, Inc.	17,652	215,354
ION Geophysical Corp. (a)	1,339	20,821
KLX Energy Services Holdings, Inc. (a)	1,049	33,578
Mammoth Energy Services, Inc.	2,285	66,494
Matrix Service Co. (a)	19,677	485,038
McDermott International, Inc. (a)	67,943	1,252,189
SEACOR Holdings, Inc. (a)	4,474	221,060
		2,294,534
Oil, Gas & Consumable Fuels - 3.2%
Adams Resources & Energy, Inc.	1,229	52,183
Amyris, Inc. (a)	9,229	73,278
Arch Coal, Inc.	15,731	1,406,351
California Resources Corp. (a)	8,408	408,040
CONSOL Energy, Inc. (a)	689	28,118
CVR Energy, Inc. (b)	37,667	1,514,967
Delek U.S. Holdings, Inc.	41,951	1,779,981
Denbury Resources, Inc. (a)	23,860	147,932
Gulfport Energy Corp. (a)	10,378	108,035
Overseas Shipholding Group, Inc. (a)	87,889	276,850
Peabody Energy Corp.	47,893	1,706,907
Renewable Energy Group, Inc. (a)	7,730	222,624
Southwestern Energy Co. (a)	185,098	945,851
W&T Offshore, Inc. (a)	190,319	1,834,675
		10,505,792

TOTAL ENERGY		12,800,326

FINANCIALS - 16.0%
Banks - 6.4%
BancFirst Corp.	26,302	1,576,805
Banner Corp.	1,151	71,558
BayCom Corp.	410	10,939
Berkshire Hills Bancorp, Inc.	2,077	84,534
Cambridge Bancorp	747	67,223
Capital City Bank Group, Inc.	701	16,361
Cathay General Bancorp	49,187	2,038,309
Community Bank System, Inc.	1,894	115,667
Community Trust Bancorp, Inc.	3,672	170,197
Fidelity Southern Corp.	12,298	304,744
Financial Institutions, Inc.	7,090	222,626
First Bancorp, North Carolina	2,906	117,722
First Bancorp, Puerto Rico (a)	214,162	1,948,874
First Financial Bancorp, Ohio	8,466	251,440
First Financial Bankshares, Inc. (b)	5,169	305,488
First Interstate Bancsystem, Inc.	14,589	653,587
First Mid-Illinois Bancshares, Inc.	629	25,368
First Midwest Bancorp, Inc., Delaware	2,982	79,291
First Savings Financial Group, Inc.	244	16,660
Fulton Financial Corp.	110,971	1,847,667
Great Southern Bancorp, Inc.	11,067	612,558
Great Western Bancorp, Inc.	2,624	110,707
Hancock Whitney Corp.	44,325	2,107,654
Hanmi Financial Corp.	5,742	142,976
Hilltop Holdings, Inc.	12,113	244,319
IBERIABANK Corp.	25,931	2,109,487
International Bancshares Corp.	40,380	1,817,100
Investors Bancorp, Inc.	71,189	873,489
Lakeland Financial Corp.	565	26,261
LegacyTexas Financial Group, Inc.	9,733	414,626
MB Financial, Inc.	180	8,300
MidWestOne Financial Group, Inc.	249	8,294
MVB Financial Corp.	909	16,380
Northeast Bancorp	1,700	36,890
OFG Bancorp	11,245	181,607
Old National Bancorp, Indiana	15,281	294,923
Peapack-Gladstone Financial Corp.	2,972	91,805
Renasant Corp.	5,920	243,963
Republic Bancorp, Inc., Kentucky Class A	2,570	118,477
Sandy Spring Bancorp, Inc.	91	3,577
Sierra Bancorp	4,419	127,709
The Bank of NT Butterfield & Son Ltd.	4,030	208,996
TowneBank	7,322	225,884
UMB Financial Corp.	11,076	785,288
WesBanco, Inc.	1,557	69,411
		20,805,741
Capital Markets - 2.6%
Artisan Partners Asset Management, Inc.	57,037	1,847,999
Blucora, Inc. (a)	18,280	735,770
Houlihan Lokey	7,273	326,776
INTL FCStone, Inc. (a)	27,192	1,313,917
Manning & Napier, Inc. Class A	5,347	15,774
Moelis & Co. Class A	12,910	707,468
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,367	295,997
Piper Jaffray Companies	15,465	1,180,753
Waddell & Reed Financial, Inc. Class A (b)	92,731	1,964,043
		8,388,497
Consumer Finance - 1.5%
CURO Group Holdings Corp. (a)	43,474	1,314,219
Enova International, Inc. (a)	50,087	1,442,506
Green Dot Corp. Class A (a)	6,048	537,183
Nelnet, Inc. Class A	27,071	1,547,649
		4,841,557
Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA Series E	2,714	56,777
Marlin Business Services Corp.	14,165	408,660
On Deck Capital, Inc. (a)	3,694	27,964
		493,401
Insurance - 1.4%
EMC Insurance Group	593	14,659
Fednat Holding Co.	13,034	332,106
Health Insurance Innovations, Inc. (a)(b)	12,980	800,217
Kemper Corp.	15,907	1,279,718
National General Holdings Corp.	9,004	241,667
Primerica, Inc.	256	30,861
Selective Insurance Group, Inc.	11,176	709,676
Universal Insurance Holdings, Inc.	25,825	1,253,804
		4,662,708
Mortgage Real Estate Investment Trusts - 0.5%
Apollo Commercial Real Estate Finance, Inc. (b)	23,428	442,086
Cherry Hill Mortgage Investment Corp.	26,336	476,682
Ladder Capital Corp. Class A	50,239	851,049
		1,769,817
Real Estate Management & Development - 0.5%
The RMR Group, Inc.	19,191	1,780,925
Thrifts & Mortgage Finance - 2.9%
Essent Group Ltd. (a)	52,991	2,344,852
Farmer Mac Class C (non-vtg.)	5,448	393,237
First Defiance Financial Corp.	4,723	142,210
Lendingtree, Inc. (a)(b)	7,786	1,791,559
NMI Holdings, Inc. (a)	6,692	151,574
Northwest Bancshares, Inc.	81,163	1,405,743
Radian Group, Inc.	47,734	986,662
Walker & Dunlop, Inc.	31,683	1,675,397
Waterstone Financial, Inc.	23,142	396,885
		9,288,119

TOTAL FINANCIALS		52,030,765

HEALTH CARE - 16.6%
Biotechnology - 5.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	5,839	121,218
Acceleron Pharma, Inc. (a)	2,538	145,250
Acorda Therapeutics, Inc. (a)	15,231	299,289
Adverum Biotechnologies, Inc. (a)	12,397	75,002
Akebia Therapeutics, Inc. (a)	21,911	193,474
AMAG Pharmaceuticals, Inc. (a)(b)	12,756	255,120
Amicus Therapeutics, Inc. (a)(b)	13,163	159,141
AnaptysBio, Inc. (a)	862	86,002
Arbutus Biopharma Corp. (a)	15,208	143,716
Ardelyx, Inc. (a)	40,591	176,571
Arena Pharmaceuticals, Inc. (a)	3,289	151,360
ArQule, Inc. (a)	38,140	215,872
Array BioPharma, Inc. (a)	40,593	617,014
Arrowhead Pharmaceuticals, Inc. (a)(b)	4,414	84,616
Atara Biotherapeutics, Inc. (a)(b)	1,775	73,396
Audentes Therapeutics, Inc. (a)	5,127	202,978
BioCryst Pharmaceuticals, Inc. (a)	5,164	39,401
Blueprint Medicines Corp. (a)	3,382	263,999
Catalyst Biosciences, Inc. (a)	4,113	44,338
ChemoCentryx, Inc. (a)	6,398	80,871
Chimerix, Inc. (a)	35,261	137,165
Clovis Oncology, Inc. (a)	1,791	52,602
Coherus BioSciences, Inc. (a)	17,435	287,678
Concert Pharmaceuticals, Inc. (a)	14,031	208,220
CTI BioPharma Corp. (a)	24,636	53,214
CytomX Therapeutics, Inc. (a)	13,610	251,785
Eagle Pharmaceuticals, Inc. (a)(b)	531	36,814
Editas Medicine, Inc. (a)	1,590	50,594
Emergent BioSolutions, Inc. (a)	9,998	658,168
Enanta Pharmaceuticals, Inc. (a)	4,331	370,127
Fate Therapeutics, Inc. (a)	5,422	88,324
FibroGen, Inc. (a)	9,357	568,438
Five Prime Therapeutics, Inc. (a)	1,239	17,247
Genomic Health, Inc. (a)	7,391	518,996
Global Blood Therapeutics, Inc. (a)	3,306	125,628
GTx, Inc. (a)(b)	45,210	70,980
Halozyme Therapeutics, Inc. (a)	27,256	495,242
Heron Therapeutics, Inc. (a)	11,018	348,720
ImmunoGen, Inc. (a)	32,279	305,682
Immunomedics, Inc. (a)(b)	12,802	266,666
Insmed, Inc. (a)	3,051	61,691
Intercept Pharmaceuticals, Inc. (a)	1,769	223,531
Invitae Corp. (a)	278	4,651
Ironwood Pharmaceuticals, Inc. Class A (a)	28,703	529,857
Karyopharm Therapeutics, Inc. (a)	1,324	22,548
Kindred Biosciences, Inc. (a)	8,209	114,516
Kura Oncology, Inc. (a)	3,921	68,618
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,365	649,169
Loxo Oncology, Inc. (a)(b)	4,779	816,397
Madrigal Pharmaceuticals, Inc. (a)	942	201,710
Mirati Therapeutics, Inc. (a)	115	5,417
Momenta Pharmaceuticals, Inc. (a)	5,209	136,997
Myriad Genetics, Inc. (a)	14,689	675,694
Natera, Inc. (a)	9,847	235,737
NewLink Genetics Corp. (a)	48,476	115,858
Novavax, Inc. (a)(b)	169,079	317,869
Opko Health, Inc. (a)(b)	17,645	61,052
Palatin Technologies, Inc. (a)	188,672	188,200
PDL BioPharma, Inc. (a)	76,025	199,946
Pfenex, Inc. (a)	8,511	43,491
Pieris Pharmaceuticals, Inc. (a)	28,381	158,934
Portola Pharmaceuticals, Inc. (a)(b)	3,608	96,081
Prothena Corp. PLC (a)	4,648	60,796
PTC Therapeutics, Inc. (a)	11,449	538,103
Puma Biotechnology, Inc. (a)	746	34,204
REGENXBIO, Inc. (a)	6,513	491,732
Repligen Corp. (a)	2,769	153,569
Retrophin, Inc. (a)	6,683	192,003
Sangamo Therapeutics, Inc. (a)(b)	13,844	234,656
Spark Therapeutics, Inc. (a)(b)	1,663	90,717
Ultragenyx Pharmaceutical, Inc. (a)	4,938	376,967
Vanda Pharmaceuticals, Inc. (a)	15,640	358,938
Veracyte, Inc. (a)	8,417	80,382
Verastem, Inc. (a)(b)	27,247	197,541
Vericel Corp. (a)	7,755	109,733
Voyager Therapeutics, Inc. (a)	5,220	98,762
Xencor, Inc. (a)	3,116	121,431
XOMA Corp. (a)	6,442	113,186
Zafgen, Inc. (a)	19,636	229,545
		16,751,147
Health Care Equipment & Supplies - 4.0%
Angiodynamics, Inc. (a)	74,328	1,615,891
CONMED Corp.	1,606	127,227
Haemonetics Corp. (a)	22,574	2,586,509
Integer Holdings Corp. (a)	10,068	835,141
IntriCon Corp. (a)(b)	3,970	223,114
LivaNova PLC (a)	11,304	1,401,357
Meridian Bioscience, Inc.	93,724	1,396,488
Orthofix International NV (a)	30,019	1,735,398
Quidel Corp. (a)	1,409	91,825
RTI Biologics, Inc. (a)	1,507	6,782
Staar Surgical Co. (a)	17,053	818,544
SurModics, Inc. (a)	23,098	1,724,266
Tandem Diabetes Care, Inc. (a)	8,210	351,716
		12,914,258
Health Care Providers & Services - 4.2%
Amedisys, Inc. (a)	13,589	1,698,081
American Renal Associates Holdings, Inc. (a)	2,739	59,299
Civitas Solutions, Inc. (a)	9,613	141,792
Corvel Corp. (a)	16,241	978,520
G1 Therapeutics, Inc. (a)	1,242	64,944
Magellan Health Services, Inc. (a)	23,985	1,728,119
National Healthcare Corp.	23,127	1,743,082
National Research Corp. Class A	1,452	56,047
Patterson Companies, Inc. (b)	79,228	1,937,125
Providence Service Corp. (a)	16,062	1,080,651
R1 RCM, Inc. (a)	15,907	161,615
RadNet, Inc. (a)	91,250	1,373,313
Tenet Healthcare Corp. (a)	1,810	51,513
Tivity Health, Inc. (a)(b)	51,989	1,671,446
Triple-S Management Corp. (a)	40,824	771,165
		13,516,712
Health Care Technology - 1.9%
Allscripts Healthcare Solutions, Inc. (a)	140,436	2,001,213
HealthStream, Inc.	16,411	508,905
HMS Holdings Corp. (a)	63,570	2,085,732
Nextgen Healthcare, Inc. (a)	85,998	1,726,840
		6,322,690
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (a)	1,846	126,266
Codexis, Inc. (a)	12,414	212,900
Luminex Corp.	12,308	373,055
Medpace Holdings, Inc. (a)	5,790	346,879
Syneos Health, Inc. (a)	5,950	306,723
		1,365,823
Pharmaceuticals - 1.0%
Aerie Pharmaceuticals, Inc. (a)	2,201	135,472
Akorn, Inc. (a)	923	11,981
Amneal Pharmaceuticals, Inc. (a)	5,704	126,572
Corcept Therapeutics, Inc. (a)	2,564	35,947
Durect Corp. (a)	8,794	9,673
Endo International PLC (a)	41,842	704,201
Endocyte, Inc. (a)	1,030	18,293
Horizon Pharma PLC (a)	14,308	280,151
Mallinckrodt PLC (a)(b)	19,288	565,331
MyoKardia, Inc. (a)	2,155	140,506
Pacira Pharmaceuticals, Inc. (a)	2,489	122,334
Phibro Animal Health Corp. Class A	6,801	291,763
Prestige Brands Holdings, Inc. (a)(b)	3,423	129,697
Reata Pharmaceuticals, Inc. (a)	813	66,471
Supernus Pharmaceuticals, Inc. (a)	3,523	177,383
The Medicines Company (a)(b)	5,491	164,236
Zogenix, Inc. (a)	2,526	125,290
		3,105,301

TOTAL HEALTH CARE		53,975,931

INDUSTRIALS - 14.5%
Aerospace & Defense - 1.4%
AAR Corp.	17,205	823,947
Astronics Corp. (a)	23,349	1,015,682
Esterline Technologies Corp. (a)	3,286	298,862
KLX, Inc. (a)	1,621	101,766
Moog, Inc. Class A	24,362	2,094,401
Vectrus, Inc. (a)	8,456	263,743
		4,598,401
Building Products - 0.5%
Advanced Drain Systems, Inc. Del	14,066	434,639
CSW Industrials, Inc. (a)	825	44,303
NCI Building Systems, Inc. (a)	35,438	536,886
Quanex Building Products Corp.	3,495	63,609
Universal Forest Products, Inc.	11,736	414,633
		1,494,070
Commercial Services & Supplies - 4.2%
ACCO Brands Corp.	20,820	235,266
Brady Corp. Class A	45,084	1,972,425
Deluxe Corp.	12,795	728,547
Ennis, Inc.	5,951	121,698
Herman Miller, Inc.	53,100	2,039,040
Interface, Inc.	16,044	374,627
Kimball International, Inc. Class B	81,528	1,365,594
Knoll, Inc.	10,331	242,262
LSC Communications, Inc.	45,247	500,432
Msa Safety, Inc.	8,984	956,257
Pitney Bowes, Inc.	39,094	276,786
Quad/Graphics, Inc.	70,193	1,462,822
SP Plus Corp. (a)	7,694	280,831
Steelcase, Inc. Class A	105,047	1,943,370
Tetra Tech, Inc.	9,716	663,603
UniFirst Corp.	1,968	341,743
VSE Corp.	5,123	169,725
		13,675,028
Construction & Engineering - 1.6%
Argan, Inc.	21,992	945,656
EMCOR Group, Inc.	29,777	2,236,550
KBR, Inc.	53,013	1,120,165
Primoris Services Corp.	40,525	1,005,831
		5,308,202
Electrical Equipment - 0.7%
EnerSys	7,740	674,386
Generac Holdings, Inc. (a)	20,772	1,171,749
Preformed Line Products Co.	3,272	229,956
Vicor Corp. (a)	2,263	104,098
		2,180,189
Machinery - 1.5%
Alamo Group, Inc.	4,379	401,160
Altra Industrial Motion Corp. (b)	20,696	854,745
Global Brass & Copper Holdings, Inc.	22,915	845,564
Gorman-Rupp Co.	2,670	97,455
Greenbrier Companies, Inc. (b)	11,699	703,110
Hillenbrand, Inc.	1,800	94,140
Hurco Companies, Inc.	9,766	440,447
Hyster-Yale Materials Handling Class A	5,892	362,535
L.B. Foster Co. Class A (a)	1,947	40,011
Woodward, Inc.	12,294	994,093
		4,833,260
Marine - 0.1%
Costamare, Inc.	3,150	20,444
Genco Shipping & Trading Ltd. (a)	12,294	172,116
		192,560
Professional Services - 3.4%
Barrett Business Services, Inc.	9,860	658,451
Heidrick & Struggles International, Inc.	31,801	1,076,464
ICF International, Inc.	2,833	213,750
Insperity, Inc.	20,204	2,383,062
Kelly Services, Inc. Class A (non-vtg.)	22,455	539,594
Kforce, Inc.	44,354	1,667,710
Korn/Ferry International	20,224	995,830
Resources Connection, Inc.	90,360	1,499,976
TriNet Group, Inc. (a)	32,519	1,831,470
TrueBlue, Inc. (a)	13,673	356,182
		11,222,489
Road & Rail - 0.1%
ArcBest Corp.	4,250	206,338
U.S.A. Truck, Inc. (a)	2,957	59,820
Universal Logistics Holdings, Inc.	659	24,251
		290,409
Trading Companies & Distributors - 1.0%
BMC Stock Holdings, Inc. (a)	4,526	84,410
General Finance Corp. (a)	1,978	31,549
Kaman Corp.	4,174	278,740
Rush Enterprises, Inc. Class A	41,747	1,641,075
Systemax, Inc.	18,840	620,590
Triton International Ltd.	21,231	706,355
		3,362,719

TOTAL INDUSTRIALS		47,157,327

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.8%
Aerohive Networks, Inc. (a)	3,171	13,065
Calix Networks, Inc. (a)	24,118	195,356
Ciena Corp. (a)	9,657	301,685
Communications Systems, Inc.	3,029	8,481
Comtech Telecommunications Corp.	15,529	563,237
Digi International, Inc. (a)	1,272	17,108
Plantronics, Inc.	27,082	1,633,045
		2,731,977
Electronic Equipment & Components - 4.5%
Anixter International, Inc. (a)	12,984	912,775
Belden, Inc. (b)	24,336	1,737,834
Benchmark Electronics, Inc.	29,110	681,174
Electro Scientific Industries, Inc. (a)(b)	79,591	1,388,863
ePlus, Inc. (a)	737	68,320
Fitbit, Inc. (a)(b)	57,171	305,865
Insight Enterprises, Inc. (a)	22,133	1,197,174
Kimball Electronics, Inc. (a)	32,930	647,075
PC Connection, Inc.	3,196	124,292
Plexus Corp. (a)	4,598	269,029
ScanSource, Inc. (a)	13,561	541,084
SYNNEX Corp.	18,886	1,599,644
Tech Data Corp. (a)	27,096	1,939,261
TTM Technologies, Inc. (a)(b)	93,131	1,481,714
Vishay Intertechnology, Inc. (b)	89,773	1,826,881
		14,720,985
Internet Software & Services - 3.5%
AppFolio, Inc. (a)	4,609	361,346
Box, Inc. Class A (a)	70,182	1,678,052
Care.com, Inc. (a)	6,937	153,377
CarGurus, Inc. Class A	37,714	2,100,293
Coupa Software, Inc. (a)	10,165	804,052
DHI Group, Inc. (a)	33,748	70,871
Etsy, Inc. (a)	39,790	2,044,410
Travelzoo, Inc. (a)	1,670	19,790
Yelp, Inc. (a)	46,324	2,279,141
Yext, Inc. (a)	77,708	1,841,680
		11,353,012
IT Services - 4.3%
CACI International, Inc. Class A (a)	12,426	2,288,248
CSG Systems International, Inc.	43,819	1,758,895
EVERTEC, Inc.	72,533	1,748,045
ManTech International Corp. Class A	6,606	418,160
Maximus, Inc.	34,664	2,255,240
Presidio, Inc.	19,203	292,846
Science Applications International Corp.	24,915	2,008,149
Sykes Enterprises, Inc. (a)	48,348	1,474,131
Travelport Worldwide Ltd.	104,817	1,768,263
		14,011,977
Semiconductors & Semiconductor Equipment - 2.3%
Alpha & Omega Semiconductor Ltd. (a)	9,326	108,461
Amkor Technology, Inc. (a)	144,032	1,064,396
Cirrus Logic, Inc. (a)	40,776	1,573,954
Integrated Device Technology, Inc. (a)	11,184	525,760
Lattice Semiconductor Corp. (a)	52,703	421,624
Rambus, Inc. (a)	99,040	1,080,526
Rudolph Technologies, Inc. (a)	33,495	818,953
SMART Global Holdings, Inc. (a)	41,128	1,182,019
Synaptics, Inc. (a)	13,198	602,093
		7,377,786
Software - 1.2%
Altair Engineering, Inc. Class A (a)	3,810	165,545
CommVault Systems, Inc. (a)	1,133	79,310
Glu Mobile, Inc. (a)	96,655	720,080
Progress Software Corp.	47,371	1,671,723
QAD, Inc. Class A	3,746	212,211
Rosetta Stone, Inc. (a)	6,031	119,957
SendGrid, Inc. (a)	8,171	300,611
TiVo Corp.	6,635	82,606
Verint Systems, Inc. (a)	3,587	179,709
Workiva, Inc. (a)	6,909	272,906
Zedge, Inc. (a)	8,907	17,725
		3,822,383
Technology Hardware, Storage & Peripherals - 0.2%
Immersion Corp. (a)	43,427	459,023

TOTAL INFORMATION TECHNOLOGY		54,477,143

MATERIALS - 6.5%
Chemicals - 3.0%
Chase Corp.	1,309	157,276
FutureFuel Corp.	64,075	1,187,951
Kraton Performance Polymers, Inc. (a)	38,621	1,820,980
Minerals Technologies, Inc.	5,766	389,782
PolyOne Corp.	31,425	1,373,901
Stepan Co.	17,609	1,532,159
Trinseo SA	27,731	2,171,337
Tronox Ltd. Class A (b)	87,434	1,044,836
Valhi, Inc.	55,942	127,548
		9,805,770
Containers & Packaging - 0.6%
Greif, Inc.:
Class A	4,706	252,524
Class B	385	22,195
Myers Industries, Inc.	70,080	1,629,360
		1,904,079
Metals & Mining - 1.2%
Atkore International Group, Inc. (a)	69,174	1,835,186
SunCoke Energy, Inc. (a)	25,823	300,063
Warrior Metropolitan Coal, Inc. (b)	67,083	1,813,924
		3,949,173
Paper & Forest Products - 1.7%
Boise Cascade Co.	9,243	340,142
Kapstone Paper & Packaging Corp.	2,989	101,357
Louisiana-Pacific Corp.	78,423	2,077,425
Schweitzer-Mauduit International, Inc.	40,790	1,562,665
Verso Corp. (a)	39,712	1,337,103
		5,418,692

TOTAL MATERIALS		21,077,714

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Americold Realty Trust	54,005	1,351,205
Braemar Hotels & Resorts, Inc.	5,431	63,923
BRT Realty Trust	448	5,394
Chesapeake Lodging Trust	40,478	1,298,129
Corrections Corp. of America	71,095	1,729,741
DiamondRock Hospitality Co.	83,252	971,551
Gramercy Property Trust	10,729	294,404
InfraReit, Inc.	14,443	305,469
LaSalle Hotel Properties (SBI)	5,565	192,493
Pebblebrook Hotel Trust (b)	14,400	523,728
Potlatch Corp.	10,197	417,567
RLJ Lodging Trust	26,001	572,802
Ryman Hospitality Properties, Inc.	20,115	1,733,310
Sunstone Hotel Investors, Inc.	130,605	2,136,698
Xenia Hotels & Resorts, Inc.	83,961	1,989,876
		13,586,290
Real Estate Management & Development - 0.0%
Gyrodyne LLC (a)	137	2,809
Maui Land & Pineapple, Inc. (a)	5,040	64,512
		67,321

TOTAL REAL ESTATE		13,653,611

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Intelsat SA (a)(b)	32,136	964,080
Vonage Holdings Corp. (a)	30,721	435,009
		1,399,089
UTILITIES - 2.1%
Electric Utilities - 1.1%
Allete, Inc.	23,020	1,726,730
IDACORP, Inc.	1,839	182,484
Portland General Electric Co.	40,384	1,841,914
		3,751,128
Gas Utilities - 0.2%
Southwest Gas Holdings, Inc.	10,371	819,620
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp. (a)	57,489	123,733
NRG Yield, Inc.:
Class A	79,635	1,516,250
Class C	9,948	191,499
		1,831,482
Multi-Utilities - 0.2%
Avista Corp.	2,842	143,692
NorthWestern Energy Corp.	6,143	360,348
		504,040

TOTAL UTILITIES		6,906,270

TOTAL COMMON STOCKS
(Cost $275,395,054)		318,536,562
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.1% 1/3/19 (c)
(Cost $397,821)	400,000	397,734
	Shares	Value

Money Market Funds - 10.4%
Fidelity Cash Central Fund, 2.11% (d)	6,949,260	$6,950,650
Fidelity Securities Lending Cash Central Fund 2.11% (d)(e)	26,597,019	26,599,679
TOTAL MONEY MARKET FUNDS
(Cost $33,550,329)		33,550,329
TOTAL INVESTMENT IN SECURITIES - 108.5%
(Cost $309,343,204)		352,484,625
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(27,468,708)
NET ASSETS - 100%		$325,015,917

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	78	Dec. 2018	$6,633,120	$(63,580)	$(63,580)

The notional amount of futures purchased as a percentage of Net Assets is 2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $371,881.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$81,128
Fidelity Securities Lending Cash Central Fund	66,333
Total	$147,461

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$44,991,261	$44,991,261	$--	$--
Consumer Staples	10,067,125	10,067,125	--	--
Energy	12,800,326	12,800,326	--	--
Financials	52,030,765	52,030,765	--	--
Health Care	53,975,931	53,975,931	--	--
Industrials	47,157,327	47,157,327	--	--
Information Technology	54,477,143	54,477,143	--	--
Materials	21,077,714	21,077,714	--	--
Real Estate	13,653,611	13,653,611	--	--
Telecommunication Services	1,399,089	1,399,089	--	--
Utilities	6,906,270	6,906,270	--	--
U.S. Government and Government Agency Obligations	397,734	--	397,734	--
Money Market Funds	33,550,329	33,550,329	--	--
Total Investments in Securities:	$352,484,625	$352,086,891	$397,734	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(63,580)	$(63,580)	$--	$--
Total Liabilities	$(63,580)	$(63,580)	$--	$--
Total Derivative Instruments:	$(63,580)	$(63,580)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

September 30, 2018

VIPEM-QTLY-1118
1.864820.110

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Belgium - 0.6%
Umicore SA	34,491	$1,929,005
Bermuda - 1.0%
Credicorp Ltd. (United States)	14,176	3,162,382
Brazil - 4.3%
CVC Brasil Operadora e Agencia de Viagens SA	178,400	1,913,188
Equatorial Energia SA	63,300	900,625
IRB Brasil Resseguros SA	147,700	2,430,245
Localiza Rent A Car SA	385,000	2,168,786
Lojas Renner SA	291,600	2,238,328
Notre Dame Intermedica Participacoes SA	328,200	2,143,005
Suzano Papel e Celulose SA	186,900	2,225,094

TOTAL BRAZIL		14,019,271

Cayman Islands - 14.9%
58.com, Inc. ADR (a)	30,600	2,252,160
Alibaba Group Holding Ltd. sponsored ADR (a)	86,800	14,301,168
Baidu.com, Inc. sponsored ADR (a)	25,600	5,854,208
Baozun, Inc. sponsored ADR (a)(b)	44,100	2,142,378
New Oriental Education & Technology Group, Inc. sponsored ADR	34,700	2,568,147
Shenzhou International Group Holdings Ltd.	202,000	2,590,686
TAL Education Group ADR (a)	95,100	2,445,021
Tencent Holdings Ltd.	416,600	17,010,124

TOTAL CAYMAN ISLANDS		49,163,892

Chile - 1.4%
Banco Santander Chile sponsored ADR	73,100	2,337,738
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	48,300	2,208,276

TOTAL CHILE		4,546,014

China - 9.5%
China International Travel Service Corp. Ltd. (A Shares)	211,200	2,091,445
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	288,750	1,689,912
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	464,146	1,942,036
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	485,590	1,815,435
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	215,072	1,988,262
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	120,101	2,238,064
Kweichow Moutai Co. Ltd. (A Shares)	21,848	2,321,937
Midea Group Co. Ltd. Class A (c)	346,811	2,034,763
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	535,500	5,438,215
Shanghai International Airport Co. Ltd. (A Shares)	241,973	2,070,325
Shenzhen Inovance Technology Co. Ltd. Class A	484,295	1,953,016
Tianqi Lithium Corp. Class A	293,607	1,625,581
Wuliangye Yibin Co. Ltd. Class A	229,400	2,269,336
Yunnan Baiyao Group Co. Ltd. (c)	180,833	1,848,912

TOTAL CHINA		31,327,239

France - 2.2%
Kering SA	3,398	1,821,521
LVMH Moet Hennessy - Louis Vuitton SA	5,559	1,964,389
Pernod Ricard SA	11,400	1,870,243
Thales SA	11,300	1,605,215

TOTAL FRANCE		7,261,368

Germany - 1.2%
adidas AG	7,964	1,950,108
Wirecard AG	9,100	1,972,589

TOTAL GERMANY		3,922,697

Hong Kong - 1.3%
AIA Group Ltd.	239,800	2,141,195
Techtronic Industries Co. Ltd.	319,000	2,037,466

TOTAL HONG KONG		4,178,661

India - 12.6%
Adani Ports & Special Economic Zone Ltd. (a)	385,141	1,746,971
Asian Paints Ltd.	124,672	2,223,670
Dabur India Ltd.	298,500	1,757,408
Edelweiss Financial Services Ltd.	193,942	506,854
Eicher Motors Ltd.	5,689	1,897,542
Godrej Consumer Products Ltd.	190,664	2,021,154
HDFC Bank Ltd.	67,860	1,873,917
Hindustan Unilever Ltd.	111,500	2,473,267
Housing Development Finance Corp. Ltd.	178,150	4,310,635
Indraprastha Gas Ltd.	459,089	1,538,211
IndusInd Bank Ltd.	80,432	1,874,695
ITC Ltd.	601,400	2,469,547
Kotak Mahindra Bank Ltd.	112,007	1,763,442
Larsen & Toubro Ltd.	126,665	2,222,184
Maruti Suzuki India Ltd.	22,822	2,312,714
Pidilite Industries Ltd. (a)	113,196	1,632,686
Reliance Industries Ltd.	291,086	5,049,947
Titan Co. Ltd.	162,721	1,807,862
Ultratech Cemco Ltd. (a)	36,845	2,063,010

TOTAL INDIA		41,545,716

Indonesia - 1.7%
PT Bank Central Asia Tbk	1,744,300	2,826,886
PT Bank Rakyat Indonesia Tbk	12,701,700	2,684,988

TOTAL INDONESIA		5,511,874

Ireland - 0.6%
Accenture PLC Class A	12,300	2,093,460
Japan - 0.6%
Keyence Corp.	3,500	2,032,477
Kenya - 0.5%
Safaricom Ltd.	6,823,100	1,659,215
Korea (South) - 6.7%
LG Chemical Ltd.	9,113	3,001,587
LG Household & Health Care Ltd.	2,369	2,724,068
Samsung Electronics Co. Ltd.	394,071	16,495,384

TOTAL KOREA (SOUTH)		22,221,039

Mexico - 2.9%
Embotelladoras Arca S.A.B. de CV	289,500	1,869,978
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	208,800	2,282,585
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	119,175	2,436,675
Wal-Mart de Mexico SA de CV Series V	1,022,200	3,115,105

TOTAL MEXICO		9,704,343

Netherlands - 1.8%
ASML Holding NV (Netherlands)	10,200	1,915,097
Ferrari NV	13,100	1,803,877
Yandex NV Series A (a)	63,100	2,075,359

TOTAL NETHERLANDS		5,794,333

Philippines - 2.6%
Ayala Corp.	115,780	1,990,622
Ayala Land, Inc.	2,811,300	2,086,013
SM Investments Corp.	125,767	2,106,408
SM Prime Holdings, Inc.	3,378,900	2,263,034

TOTAL PHILIPPINES		8,446,077

Russia - 2.9%
Alrosa Co. Ltd.	1,310,000	2,135,433
NOVATEK OAO GDR (Reg. S)	17,710	3,258,640
Sberbank of Russia	1,334,100	4,123,829

TOTAL RUSSIA		9,517,902

South Africa - 5.3%
Capitec Bank Holdings Ltd.	29,800	2,158,391
Discovery Ltd.	170,864	2,054,053
FirstRand Ltd.	641,400	3,078,357
Mondi Ltd.	73,063	2,007,247
Naspers Ltd. Class N	37,468	8,085,484

TOTAL SOUTH AFRICA		17,383,532

Spain - 0.6%
Amadeus IT Holding SA Class A	21,700	2,016,087
Sweden - 0.6%
Hexagon AB (B Shares)	31,700	1,858,328
Switzerland - 0.6%
Sika AG	14,447	2,103,603
Taiwan - 7.3%
E.SUN Financial Holdings Co. Ltd.	3,042,000	2,251,152
Formosa Chemicals & Fibre Corp.	702,000	2,948,805
Formosa Plastics Corp.	800,000	3,071,672
Taiwan Semiconductor Manufacturing Co. Ltd.	1,829,000	15,639,082

TOTAL TAIWAN		23,910,711

Thailand - 1.5%
Airports of Thailand PCL (For. Reg.)	1,163,800	2,357,109
C.P. ALL PCL (For. Reg.)	1,165,300	2,486,262

TOTAL THAILAND		4,843,371

United Arab Emirates - 0.6%
National Bank of Abu Dhabi PJSC	516,200	2,009,709
United Kingdom - 1.1%
InterContinental Hotel Group PLC	28,600	1,781,852
NMC Health PLC	39,200	1,734,106

TOTAL UNITED KINGDOM		3,515,958

United States of America - 8.7%
American Tower Corp.	12,700	1,845,310
Amphenol Corp. Class A	21,300	2,002,626
Constellation Brands, Inc. Class A (sub. vtg.)	8,300	1,789,646
Estee Lauder Companies, Inc. Class A	12,400	1,801,968
Hilton Worldwide Holdings, Inc.	21,900	1,769,082
Marriott International, Inc. Class A	13,300	1,755,999
MasterCard, Inc. Class A	9,000	2,003,490
MercadoLibre, Inc.	5,900	2,008,773
Moody's Corp.	11,000	1,839,200
MSCI, Inc.	11,100	1,969,251
NVIDIA Corp.	7,100	1,995,242
S&P Global, Inc.	9,400	1,836,666
Sherwin-Williams Co.	4,600	2,093,966
TransDigm Group, Inc.	5,000	1,861,500
Visa, Inc. Class A	14,600	2,191,314

TOTAL UNITED STATES OF AMERICA		28,764,033

TOTAL COMMON STOCKS
(Cost $236,324,789)		314,442,297

Nonconvertible Preferred Stocks - 1.3%
Brazil - 1.3%
Itau Unibanco Holding SA
(Cost $3,264,233)	385,220	4,209,372

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.11% (d)	3,177,402	3,178,038
Fidelity Securities Lending Cash Central Fund 2.11% (d)(e)	4,182,709	4,183,127
TOTAL MONEY MARKET FUNDS
(Cost $7,361,165)		7,361,165
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $246,950,187)		326,012,834
NET OTHER ASSETS (LIABILITIES) - 0.9%		2,936,142
NET ASSETS - 100%		$328,948,976

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,227
Fidelity Securities Lending Cash Central Fund	19,061
Total	$76,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$46,559,386	$42,560,234	$1,964,389	$2,034,763
Consumer Staples	33,023,418	33,023,418	--	--
Energy	8,308,587	8,308,587	--	--
Financials	58,871,794	52,874,048	5,997,746	--
Health Care	7,714,285	5,865,373	--	1,848,912
Industrials	22,810,774	22,810,774	--	--
Information Technology	99,801,382	65,237,079	34,564,303	--
Materials	31,269,635	31,269,635	--	--
Real Estate	6,194,357	6,194,357	--	--
Telecommunication Services	1,659,215	1,659,215	--	--
Utilities	2,438,836	2,438,836	--	--
Money Market Funds	7,361,165	7,361,165	--	--
Total Investments in Securities:	$326,012,834	$279,602,721	$42,526,438	$3,883,675

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$--
Net Realized Gain (Loss) on Investment Securities	(4,689)
Net Unrealized Gain (Loss) on Investment Securities	(1,422,923)
Cost of Purchases	2,212,635
Proceeds of Sales	(676,026)
Amortization/Accretion	--
Transfers into Level 3	3,774,678
Transfers out of Level 3	--
Ending Balance	$3,883,675
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$(1,422,923)

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Index 500 Portfolio

September 30, 2018

VIPIDX-QTLY-1118
1.808790.114

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.1%
Aptiv PLC	90,313	$7,577,261
BorgWarner, Inc.	71,253	3,048,203
The Goodyear Tire & Rubber Co.	80,856	1,891,222
		12,516,686
Automobiles - 0.4%
Ford Motor Co.	1,335,531	12,353,662
General Motors Co.	447,622	15,071,433
Harley-Davidson, Inc.	56,819	2,573,901
		29,998,996
Distributors - 0.1%
Genuine Parts Co.	50,064	4,976,362
LKQ Corp. (a)	108,511	3,436,543
		8,412,905
Diversified Consumer Services - 0.0%
H&R Block, Inc.	70,112	1,805,384
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	137,571	8,772,903
Chipotle Mexican Grill, Inc. (a)	8,347	3,793,878
Darden Restaurants, Inc.	42,326	4,706,228
Hilton Worldwide Holdings, Inc.	101,724	8,217,265
Marriott International, Inc. Class A	98,249	12,971,815
McDonald's Corp.	264,659	44,274,804
MGM Mirage, Inc.	174,326	4,865,439
Norwegian Cruise Line Holdings Ltd. (a)	69,508	3,991,844
Royal Caribbean Cruises Ltd.	58,457	7,595,903
Starbucks Corp.	460,236	26,159,814
Wynn Resorts Ltd.	33,357	4,238,340
Yum! Brands, Inc.	108,264	9,842,280
		139,430,513
Household Durables - 0.3%
D.R. Horton, Inc.	117,057	4,937,464
Garmin Ltd.	41,220	2,887,461
Leggett & Platt, Inc. (b)	44,403	1,944,407
Lennar Corp. Class A	99,520	4,646,589
Mohawk Industries, Inc. (a)	21,633	3,793,347
Newell Brands, Inc. (b)	148,295	3,010,389
PulteGroup, Inc.	89,140	2,207,998
Whirlpool Corp.	22,025	2,615,469
		26,043,124
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	139,767	279,953,301
Expedia, Inc.	40,557	5,291,877
Netflix, Inc. (a)	148,553	55,578,134
The Booking Holdings, Inc. (a)	16,195	32,130,880
TripAdvisor, Inc. (a)(b)	34,896	1,782,139
		374,736,331
Leisure Products - 0.1%
Hasbro, Inc.	39,840	4,187,981
Mattel, Inc. (b)	117,405	1,843,259
		6,031,240
Media - 2.2%
CBS Corp. Class B	115,485	6,634,613
Charter Communications, Inc. Class A (a)(b)	60,906	19,848,047
Comcast Corp. Class A	1,559,871	55,235,032
Discovery Communications, Inc.:
Class A (a)(b)	53,302	1,705,664
Class C (non-vtg.) (a)	122,698	3,629,407
DISH Network Corp. Class A (a)	78,149	2,794,608
Interpublic Group of Companies, Inc.	130,925	2,994,255
News Corp.:
Class A	130,791	1,725,133
Class B	42,223	574,233
Omnicom Group, Inc. (b)	76,543	5,206,455
The Walt Disney Co.	507,362	59,330,912
Twenty-First Century Fox, Inc.:
Class A	359,583	16,659,480
Class B	166,170	7,613,909
Viacom, Inc. Class B (non-vtg.)	120,571	4,070,477
		188,022,225
Multiline Retail - 0.5%
Dollar General Corp.	90,585	9,900,941
Dollar Tree, Inc. (a)	81,154	6,618,109
Kohl's Corp.	56,873	4,239,882
Macy's, Inc.	104,722	3,636,995
Nordstrom, Inc. (b)	39,103	2,338,750
Target Corp.	179,561	15,839,076
		42,573,753
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	25,272	4,254,036
AutoZone, Inc. (a)	9,018	6,995,263
Best Buy Co., Inc.	82,922	6,580,690
CarMax, Inc. (a)(b)	60,234	4,497,673
Foot Locker, Inc.	39,883	2,033,235
Gap, Inc.	74,022	2,135,535
Home Depot, Inc.	390,314	80,853,545
L Brands, Inc. (b)	77,884	2,359,885
Lowe's Companies, Inc.	276,667	31,766,905
O'Reilly Automotive, Inc. (a)	27,483	9,545,396
Ross Stores, Inc.	128,454	12,729,791
Tiffany & Co., Inc.	37,166	4,793,299
TJX Companies, Inc.	213,921	23,963,430
Tractor Supply Co.	41,553	3,776,337
Ulta Beauty, Inc. (a)	19,371	5,464,947
		201,749,967
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (b)	122,984	2,266,595
Michael Kors Holdings Ltd. (a)	50,940	3,492,446
NIKE, Inc. Class B	436,830	37,008,238
PVH Corp.	26,171	3,779,092
Ralph Lauren Corp.	18,848	2,592,542
Tapestry, Inc.	98,262	4,939,631
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	63,475	1,346,940
Class C (non-vtg.) (a)(b)	65,077	1,266,398
VF Corp.	110,905	10,364,072
		67,055,954

TOTAL CONSUMER DISCRETIONARY		1,098,377,078

CONSUMER STAPLES - 6.7%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	57,495	2,906,372
Constellation Brands, Inc. Class A (sub. vtg.)	57,266	12,347,695
Molson Coors Brewing Co. Class B	63,853	3,926,960
Monster Beverage Corp. (a)	135,712	7,909,295
PepsiCo, Inc.	482,486	53,941,935
The Coca-Cola Co.	1,305,768	60,313,424
		141,345,681
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	149,605	35,139,222
Kroger Co.	271,780	7,911,516
Sysco Corp.	163,132	11,949,419
Walgreens Boots Alliance, Inc.	287,771	20,978,506
Walmart, Inc.	489,567	45,975,237
		121,953,900
Food Products - 1.0%
Archer Daniels Midland Co.	190,950	9,599,057
Campbell Soup Co. (b)	65,640	2,404,393
ConAgra Foods, Inc.	133,607	4,538,630
General Mills, Inc.	203,312	8,726,151
Hormel Foods Corp. (b)	92,753	3,654,468
Kellogg Co.	86,333	6,045,037
McCormick & Co., Inc. (non-vtg.) (b)	41,374	5,451,025
Mondelez International, Inc.	500,307	21,493,189
The Hershey Co.	47,682	4,863,564
The J.M. Smucker Co. (b)	38,801	3,981,371
The Kraft Heinz Co.	212,128	11,690,374
Tyson Foods, Inc. Class A	100,951	6,009,613
		88,456,872
Household Products - 1.4%
Church & Dwight Co., Inc.	83,719	4,970,397
Clorox Co.	43,696	6,572,315
Colgate-Palmolive Co.	296,023	19,818,740
Kimberly-Clark Corp.	118,603	13,478,045
Procter & Gamble Co.	849,158	70,675,420
		115,514,917
Personal Products - 0.2%
Coty, Inc. Class A (b)	153,676	1,930,171
Estee Lauder Companies, Inc. Class A	76,465	11,111,894
		13,042,065
Tobacco - 1.0%
Altria Group, Inc.	643,114	38,786,205
Philip Morris International, Inc.	530,309	43,241,396
		82,027,601

TOTAL CONSUMER STAPLES		562,341,036

ENERGY - 6.0%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	142,056	4,805,754
Halliburton Co.	300,170	12,165,890
Helmerich & Payne, Inc.	37,165	2,555,837
National Oilwell Varco, Inc. (b)	130,528	5,623,146
Schlumberger Ltd.	472,182	28,765,327
TechnipFMC PLC	145,746	4,554,563
		58,470,517
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	174,691	11,775,920
Apache Corp.	130,482	6,220,077
Cabot Oil & Gas Corp.	150,504	3,389,350
Chevron Corp.	653,680	79,931,990
Cimarex Energy Co.	32,530	3,023,338
Concho Resources, Inc. (a)	68,319	10,435,727
ConocoPhillips Co.	396,440	30,684,456
Devon Energy Corp.	173,573	6,932,506
EOG Resources, Inc.	197,590	25,206,556
EQT Corp.	90,062	3,983,442
Exxon Mobil Corp.	1,444,333	122,797,192
Hess Corp.	85,879	6,147,219
HollyFrontier Corp.	55,293	3,864,981
Kinder Morgan, Inc.	647,446	11,479,218
Marathon Oil Corp.	291,386	6,783,466
Marathon Petroleum Corp.	228,730	18,291,538
Newfield Exploration Co. (a)	68,180	1,965,629
Noble Energy, Inc.	164,813	5,140,517
Occidental Petroleum Corp.	260,879	21,436,427
ONEOK, Inc.	140,295	9,510,598
Phillips 66 Co.	145,709	16,424,318
Pioneer Natural Resources Co.	58,131	10,125,839
The Williams Companies, Inc.	412,568	11,217,724
Valero Energy Corp.	145,804	16,585,205
		443,353,233

TOTAL ENERGY		501,823,750

FINANCIALS - 13.3%
Banks - 5.8%
Bank of America Corp.	3,168,900	93,355,794
BB&T Corp.	264,197	12,824,122
Citigroup, Inc.	858,521	61,590,297
Citizens Financial Group, Inc.	162,366	6,262,457
Comerica, Inc.	58,472	5,274,174
Fifth Third Bancorp	227,318	6,346,719
Huntington Bancshares, Inc.	376,699	5,620,349
JPMorgan Chase & Co.	1,146,541	129,375,686
KeyCorp	358,894	7,138,402
M&T Bank Corp.	49,053	8,071,181
Peoples United Financial, Inc. (b)	119,004	2,037,348
PNC Financial Services Group, Inc.	158,393	21,571,543
Regions Financial Corp.	376,100	6,901,435
SunTrust Banks, Inc.	157,175	10,497,718
SVB Financial Group (a)	18,154	5,642,808
U.S. Bancorp	522,393	27,587,574
Wells Fargo & Co.	1,478,691	77,719,999
Zions Bancorporation	66,319	3,325,898
		491,143,504
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	18,228	2,492,132
Ameriprise Financial, Inc.	48,396	7,146,153
Bank of New York Mellon Corp.	313,834	16,002,396
BlackRock, Inc. Class A	41,920	19,758,154
Brighthouse Financial, Inc. (a)	40,863	1,807,779
Cboe Global Markets, Inc.	38,146	3,660,490
Charles Schwab Corp.	410,206	20,161,625
CME Group, Inc.	116,190	19,776,700
E*TRADE Financial Corp. (a)	88,586	4,641,021
Franklin Resources, Inc.	104,285	3,171,307
Goldman Sachs Group, Inc.	119,784	26,860,364
IntercontinentalExchange, Inc.	195,624	14,650,281
Invesco Ltd.	140,158	3,206,815
Moody's Corp.	56,955	9,522,876
Morgan Stanley	452,369	21,066,824
MSCI, Inc.	30,305	5,376,410
Northern Trust Corp.	76,171	7,779,344
Raymond James Financial, Inc.	44,792	4,123,104
S&P Global, Inc.	85,797	16,763,876
State Street Corp.	129,435	10,844,064
T. Rowe Price Group, Inc.	82,963	9,057,900
The NASDAQ OMX Group, Inc.	39,285	3,370,653
		231,240,268
Consumer Finance - 0.7%
American Express Co.	240,869	25,650,140
Capital One Financial Corp.	163,211	15,493,620
Discover Financial Services	116,895	8,936,623
Synchrony Financial	232,465	7,225,012
		57,305,395
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	665,033	142,390,216
Jefferies Financial Group, Inc.	98,931	2,172,525
		144,562,741
Insurance - 2.3%
AFLAC, Inc.	261,929	12,328,998
Allstate Corp.	118,115	11,657,951
American International Group, Inc.	303,087	16,136,352
Aon PLC	82,780	12,729,908
Arthur J. Gallagher & Co.	62,297	4,637,389
Assurant, Inc.	18,007	1,943,856
Chubb Ltd.	158,037	21,120,065
Cincinnati Financial Corp.	51,603	3,963,626
Everest Re Group Ltd.	13,937	3,184,186
Hartford Financial Services Group, Inc.	122,272	6,108,709
Lincoln National Corp.	73,919	5,001,360
Loews Corp.	94,860	4,764,818
Marsh & McLennan Companies, Inc.	172,270	14,250,174
MetLife, Inc.	339,382	15,855,927
Principal Financial Group, Inc.	90,340	5,293,021
Progressive Corp.	198,920	14,131,277
Prudential Financial, Inc.	142,257	14,413,479
The Travelers Companies, Inc.	91,318	11,844,858
Torchmark Corp.	35,369	3,066,139
Unum Group	74,610	2,915,013
Willis Group Holdings PLC	44,611	6,287,474
		191,634,580

TOTAL FINANCIALS		1,115,886,488

HEALTH CARE - 15.0%
Biotechnology - 2.6%
AbbVie, Inc.	516,583	48,858,420
Alexion Pharmaceuticals, Inc. (a)	76,027	10,568,513
Amgen, Inc.	220,812	45,772,119
Biogen, Inc. (a)	68,721	24,279,817
Celgene Corp. (a)	239,947	21,472,857
Gilead Sciences, Inc.	442,237	34,145,119
Incyte Corp. (a)	60,191	4,157,994
Regeneron Pharmaceuticals, Inc. (a)	26,434	10,680,393
Vertex Pharmaceuticals, Inc. (a)	87,182	16,803,459
		216,738,691
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	598,473	43,903,979
Abiomed, Inc. (a)	15,309	6,885,223
Align Technology, Inc. (a)	24,935	9,755,071
Baxter International, Inc.	169,503	13,066,986
Becton, Dickinson & Co.	91,278	23,823,558
Boston Scientific Corp. (a)	471,775	18,163,338
Danaher Corp.	210,070	22,826,206
Dentsply Sirona, Inc.	75,851	2,862,617
Edwards Lifesciences Corp. (a)	71,431	12,436,137
Hologic, Inc. (a)	92,833	3,804,296
IDEXX Laboratories, Inc. (a)	29,540	7,374,956
Intuitive Surgical, Inc. (a)	38,804	22,273,496
Medtronic PLC	460,717	45,320,731
ResMed, Inc.	48,694	5,616,366
Stryker Corp.	105,895	18,815,424
The Cooper Companies, Inc.	16,764	4,646,143
Varian Medical Systems, Inc. (a)	31,231	3,495,686
Zimmer Biomet Holdings, Inc.	69,418	9,126,384
		274,196,597
Health Care Providers & Services - 3.4%
Aetna, Inc.	111,588	22,635,626
AmerisourceBergen Corp.	54,618	5,036,872
Anthem, Inc.	88,681	24,303,028
Cardinal Health, Inc.	105,355	5,689,170
Centene Corp. (a)	70,022	10,137,785
Cigna Corp.	83,022	17,289,332
CVS Health Corp.	347,305	27,339,850
DaVita HealthCare Partners, Inc. (a)	43,272	3,099,573
Envision Healthcare Corp. (a)	41,322	1,889,655
Express Scripts Holding Co. (a)	191,800	18,222,918
HCA Holdings, Inc.	92,080	12,810,170
Henry Schein, Inc. (a)(b)	52,233	4,441,372
Humana, Inc.	46,997	15,909,424
Laboratory Corp. of America Holdings (a)	34,762	6,037,464
McKesson Corp.	68,150	9,040,098
Quest Diagnostics, Inc.	46,623	5,031,088
UnitedHealth Group, Inc.	328,341	87,351,840
Universal Health Services, Inc. Class B	29,368	3,754,405
Wellcare Health Plans, Inc. (a)	17,049	5,464,034
		285,483,704
Health Care Technology - 0.1%
Cerner Corp. (a)	112,237	7,229,185
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	108,746	7,670,943
Illumina, Inc. (a)	50,148	18,407,325
Mettler-Toledo International, Inc. (a)	8,602	5,238,446
PerkinElmer, Inc.	37,776	3,674,472
Quintiles Transnational Holdings, Inc. (a)	55,289	7,173,195
Thermo Fisher Scientific, Inc.	137,411	33,539,277
Waters Corp. (a)	26,291	5,118,332
		80,821,990
Pharmaceuticals - 4.7%
Allergan PLC	108,851	20,733,938
Bristol-Myers Squibb Co.	556,703	34,560,122
Eli Lilly & Co.	326,081	34,991,752
Johnson & Johnson	915,203	126,453,599
Merck & Co., Inc.	907,278	64,362,301
Mylan NV (a)	175,882	6,437,281
Nektar Therapeutics (a)(b)	58,837	3,586,704
Perrigo Co. PLC	42,945	3,040,506
Pfizer, Inc.	1,999,816	88,131,891
Zoetis, Inc. Class A	164,371	15,049,809
		397,347,903

TOTAL HEALTH CARE		1,261,818,070

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.7%
Arconic, Inc.	146,633	3,227,392
General Dynamics Corp.	95,010	19,450,447
Harris Corp.	40,087	6,783,121
Huntington Ingalls Industries, Inc.	14,778	3,784,350
L3 Technologies, Inc.	26,721	5,681,419
Lockheed Martin Corp.	84,521	29,240,885
Northrop Grumman Corp.	59,401	18,852,095
Raytheon Co.	97,314	20,110,911
Rockwell Collins, Inc.	56,072	7,876,434
Textron, Inc.	84,744	6,056,654
The Boeing Co.	182,270	67,786,213
TransDigm Group, Inc.	16,518	6,149,651
United Technologies Corp.	256,569	35,870,912
		230,870,484
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	47,263	4,627,993
Expeditors International of Washington, Inc.	59,473	4,373,050
FedEx Corp.	82,995	19,984,366
United Parcel Service, Inc. Class B	236,545	27,616,629
		56,602,038
Airlines - 0.5%
Alaska Air Group, Inc.	42,010	2,892,809
American Airlines Group, Inc.	139,818	5,778,678
Delta Air Lines, Inc.	214,617	12,411,301
Southwest Airlines Co.	175,933	10,987,016
United Continental Holdings, Inc. (a)	78,117	6,957,100
		39,026,904
Building Products - 0.3%
A.O. Smith Corp.	49,310	2,631,675
Allegion PLC	32,410	2,935,374
Fortune Brands Home & Security, Inc.	48,586	2,543,963
Johnson Controls International PLC	315,530	11,043,550
Masco Corp.	104,894	3,839,120
		22,993,682
Commercial Services & Supplies - 0.4%
Cintas Corp.	29,368	5,809,284
Copart, Inc. (a)	69,731	3,593,238
Republic Services, Inc.	74,366	5,403,434
Rollins, Inc.	33,489	2,032,447
Stericycle, Inc. (a)	29,300	1,719,324
Waste Management, Inc.	134,553	12,158,209
		30,715,936
Construction & Engineering - 0.1%
Fluor Corp.	47,971	2,787,115
Jacobs Engineering Group, Inc.	40,664	3,110,796
Quanta Services, Inc. (a)	50,765	1,694,536
		7,592,447
Electrical Equipment - 0.6%
AMETEK, Inc.	79,110	6,259,183
Eaton Corp. PLC	147,817	12,820,168
Emerson Electric Co.	214,397	16,418,522
Fortive Corp. (b)	104,925	8,834,685
Rockwell Automation, Inc.	42,017	7,879,028
		52,211,586
Industrial Conglomerates - 1.5%
3M Co.	200,119	42,167,074
General Electric Co.	2,964,899	33,473,710
Honeywell International, Inc.	253,336	42,155,110
Roper Technologies, Inc.	35,255	10,442,884
		128,238,778
Machinery - 1.4%
Caterpillar, Inc.	202,750	30,917,348
Cummins, Inc.	51,255	7,486,818
Deere & Co.	109,737	16,496,763
Dover Corp.	50,388	4,460,850
Flowserve Corp. (b)	44,640	2,441,362
Illinois Tool Works, Inc.	105,251	14,853,021
Ingersoll-Rand PLC	83,686	8,561,078
PACCAR, Inc.	119,585	8,154,501
Parker Hannifin Corp.	45,154	8,305,175
Pentair PLC	55,051	2,386,461
Snap-On, Inc.	19,241	3,532,648
Stanley Black & Decker, Inc.	52,198	7,643,875
Xylem, Inc.	61,275	4,894,034
		120,133,934
Professional Services - 0.3%
Equifax, Inc.	41,078	5,363,554
IHS Markit Ltd. (a)	121,697	6,566,770
Nielsen Holdings PLC	121,524	3,361,354
Robert Half International, Inc.	41,771	2,939,843
Verisk Analytics, Inc. (a)	56,189	6,773,584
		25,005,105
Road & Rail - 1.0%
CSX Corp.	278,328	20,610,188
J.B. Hunt Transport Services, Inc.	29,842	3,549,407
Kansas City Southern	34,851	3,947,921
Norfolk Southern Corp.	95,530	17,243,165
Union Pacific Corp.	252,273	41,077,613
		86,428,294
Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	97,891	5,679,636
United Rentals, Inc. (a)	28,229	4,618,264
W.W. Grainger, Inc.	15,511	5,543,787
		15,841,687

TOTAL INDUSTRIALS		815,660,875

INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	17,613	4,682,592
Cisco Systems, Inc.	1,559,477	75,868,556
F5 Networks, Inc. (a)	20,748	4,137,566
Juniper Networks, Inc.	117,624	3,525,191
Motorola Solutions, Inc.	55,356	7,204,030
		95,417,935
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	102,463	9,633,571
Corning, Inc.	276,331	9,754,484
FLIR Systems, Inc.	47,085	2,894,315
IPG Photonics Corp. (a)	12,288	1,917,788
TE Connectivity Ltd.	118,874	10,452,591
		34,652,749
Internet Software & Services - 4.9%
Akamai Technologies, Inc. (a)	57,825	4,229,899
Alphabet, Inc.:
Class A (a)	101,972	123,088,362
Class C (a)	105,037	125,358,508
eBay, Inc. (a)	317,323	10,478,005
Facebook, Inc. Class A (a)	822,727	135,305,682
Twitter, Inc. (a)	245,607	6,989,975
VeriSign, Inc. (a)	36,601	5,860,552
		411,310,983
IT Services - 4.7%
Accenture PLC Class A	218,587	37,203,507
Alliance Data Systems Corp.	16,120	3,806,899
Automatic Data Processing, Inc.	149,449	22,515,986
Broadridge Financial Solutions, Inc.	39,683	5,236,172
Cognizant Technology Solutions Corp. Class A	197,943	15,271,302
DXC Technology Co.	95,916	8,970,064
Fidelity National Information Services, Inc.	112,175	12,234,927
Fiserv, Inc. (a)	138,138	11,379,808
FleetCor Technologies, Inc. (a)	30,153	6,870,060
Gartner, Inc. (a)(b)	30,982	4,910,647
Global Payments, Inc.	53,964	6,875,014
IBM Corp.	311,384	47,084,375
MasterCard, Inc. Class A	311,224	69,281,575
Paychex, Inc.	109,209	8,043,243
PayPal Holdings, Inc. (a)	403,801	35,469,880
The Western Union Co.	152,576	2,908,099
Total System Services, Inc.	57,252	5,653,062
Visa, Inc. Class A	606,094	90,968,648
		394,683,268
Semiconductors& Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)(b)	292,662	9,040,329
Analog Devices, Inc.	126,793	11,723,281
Applied Materials, Inc.	335,340	12,960,891
Broadcom, Inc.	147,265	36,334,693
Intel Corp.	1,573,009	74,387,596
KLA-Tencor Corp.	53,262	5,417,278
Lam Research Corp.	53,757	8,154,937
Microchip Technology, Inc. (b)	80,359	6,341,129
Micron Technology, Inc. (a)	395,661	17,895,747
NVIDIA Corp.	207,415	58,287,763
Qorvo, Inc. (a)	42,862	3,295,659
Qualcomm, Inc. (b)	479,789	34,559,202
Skyworks Solutions, Inc.	61,058	5,538,571
Texas Instruments, Inc.	331,657	35,583,480
Xilinx, Inc.	86,280	6,917,068
		326,437,624
Software - 6.4%
Activision Blizzard, Inc.	260,090	21,636,887
Adobe Systems, Inc. (a)	167,045	45,093,798
ANSYS, Inc. (a)	28,758	5,368,543
Autodesk, Inc. (a)	74,580	11,642,684
CA Technologies, Inc.	106,992	4,723,697
Cadence Design Systems, Inc. (a)	96,478	4,372,383
Citrix Systems, Inc. (a)	43,965	4,887,149
Electronic Arts, Inc. (a)	103,986	12,529,273
Intuit, Inc.	88,244	20,066,686
Microsoft Corp.	2,615,956	299,186,888
Oracle Corp.	964,281	49,718,328
Red Hat, Inc. (a)	60,510	8,246,303
Salesforce.com, Inc. (a)	258,143	41,052,481
Symantec Corp.	212,034	4,512,084
Synopsys, Inc. (a)	50,690	4,998,541
Take-Two Interactive Software, Inc. (a)	38,832	5,358,428
		543,394,153
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	1,565,309	353,352,847
Hewlett Packard Enterprise Co.	502,042	8,188,305
HP, Inc.	539,827	13,911,342
NetApp, Inc.	88,447	7,596,713
Seagate Technology LLC (b)	89,154	4,221,442
Western Digital Corp.	99,394	5,818,525
Xerox Corp.	75,713	2,042,737
		395,131,911

TOTAL INFORMATION TECHNOLOGY		2,201,028,623

MATERIALS - 2.4%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	74,803	12,495,841
Albemarle Corp. U.S. (b)	36,997	3,691,561
CF Industries Holdings, Inc.	79,646	4,335,928
DowDuPont, Inc.	787,145	50,621,295
Eastman Chemical Co.	48,197	4,613,417
Ecolab, Inc.	86,731	13,597,686
FMC Corp.	45,928	4,004,003
International Flavors & Fragrances, Inc.	31,288	4,352,787
LyondellBasell Industries NV Class A	108,908	11,164,159
PPG Industries, Inc.	82,563	9,010,100
Praxair, Inc.	98,104	15,768,256
Sherwin-Williams Co.	28,033	12,760,902
The Mosaic Co.	120,976	3,929,300
		150,345,235
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21,496	3,911,197
Vulcan Materials Co.	45,122	5,017,566
		8,928,763
Containers & Packaging - 0.3%
Avery Dennison Corp.	29,822	3,231,214
Ball Corp. (b)	117,323	5,161,039
International Paper Co.	139,486	6,855,737
Packaging Corp. of America	32,237	3,536,077
Sealed Air Corp.	54,178	2,175,247
WestRock Co.	87,030	4,650,883
		25,610,197
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	494,317	6,880,893
Newmont Mining Corp.	181,965	5,495,343
Nucor Corp.	107,918	6,847,397
		19,223,633

TOTAL MATERIALS		204,107,828

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	36,078	4,538,252
American Tower Corp.	150,388	21,851,376
Apartment Investment & Management Co. Class A	53,679	2,368,854
AvalonBay Communities, Inc.	47,152	8,541,585
Boston Properties, Inc.	52,679	6,484,258
Crown Castle International Corp.	141,520	15,755,422
Digital Realty Trust, Inc.	70,308	7,908,244
Duke Realty Corp.	121,880	3,457,736
Equinix, Inc.	27,124	11,741,708
Equity Residential (SBI)	125,637	8,324,708
Essex Property Trust, Inc.	22,532	5,558,870
Extra Space Storage, Inc.	43,155	3,738,949
Federal Realty Investment Trust (SBI)	25,071	3,170,729
HCP, Inc.	160,280	4,218,570
Host Hotels & Resorts, Inc.	253,018	5,338,680
Iron Mountain, Inc.	97,617	3,369,739
Kimco Realty Corp.	143,751	2,406,392
Mid-America Apartment Communities, Inc.	38,825	3,889,489
Prologis, Inc.	214,756	14,558,309
Public Storage	51,119	10,307,124
Realty Income Corp.	98,946	5,629,038
Regency Centers Corp.	57,802	3,738,055
SBA Communications Corp. Class A (a)	39,178	6,293,162
Simon Property Group, Inc.	105,485	18,644,474
SL Green Realty Corp.	29,532	2,880,256
The Macerich Co.	36,089	1,995,361
UDR, Inc.	91,313	3,691,785
Ventas, Inc.	121,597	6,612,445
Vornado Realty Trust	59,057	4,311,161
Welltower, Inc.	126,915	8,163,173
Weyerhaeuser Co.	258,477	8,341,053
		217,828,957
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	107,805	4,754,201

TOTAL REAL ESTATE		222,583,158

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,477,378	83,190,353
CenturyLink, Inc. (b)	324,259	6,874,291
Verizon Communications, Inc.	1,409,580	75,257,476
		165,322,120
UTILITIES - 2.8%
Electric Utilities - 1.7%
Alliant Energy Corp.	79,750	3,394,958
American Electric Power Co., Inc.	168,161	11,919,252
Duke Energy Corp.	243,015	19,446,060
Edison International	111,148	7,522,497
Entergy Corp.	61,697	5,005,478
Evergy, Inc.	92,684	5,090,205
Eversource Energy	108,103	6,641,848
Exelon Corp.	329,512	14,386,494
FirstEnergy Corp.	165,803	6,162,898
NextEra Energy, Inc.	160,885	26,964,326
PG&E Corp.	176,422	8,117,176
Pinnacle West Capital Corp.	38,199	3,024,597
PPL Corp.	238,654	6,983,016
Southern Co.	345,965	15,084,074
Xcel Energy, Inc.	173,671	8,199,008
		147,941,887
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	103,513	3,871,386
The AES Corp.	225,728	3,160,192
		7,031,578
Multi-Utilities - 0.9%
Ameren Corp.	83,252	5,263,191
CenterPoint Energy, Inc.	167,877	4,641,799
CMS Energy Corp.	96,634	4,735,066
Consolidated Edison, Inc.	106,131	8,086,121
Dominion Resources, Inc.	223,028	15,674,408
DTE Energy Co.	62,011	6,767,260
NiSource, Inc.	123,847	3,086,267
Public Service Enterprise Group, Inc.	172,387	9,100,310
SCANA Corp.	48,655	1,892,193
Sempra Energy (b)	93,288	10,611,510
WEC Energy Group, Inc.	107,642	7,186,180
		77,044,305
Water Utilities - 0.1%
American Water Works Co., Inc.	61,574	5,416,665

TOTAL UTILITIES		237,434,435

TOTAL COMMON STOCKS
(Cost $3,840,558,933)		8,386,383,461
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2% to 2.02% 11/8/18 (c)
(Cost $858,190)	860,000	858,119
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 2.11% (d)	10,528,162	$10,530,267
Fidelity Securities Lending Cash Central Fund 2.11% (d)(e)	165,628,584	165,645,147
TOTAL MONEY MARKET FUNDS
(Cost $176,168,317)		176,175,414
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $4,017,585,440)		8,563,416,994
NET OTHER ASSETS (LIABILITIES) - (1.7)%(f)		(146,976,477)
NET ASSETS - 100%		$8,416,440,517

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	106	Dec. 2018	$15,470,700	$92,750	$92,750

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $406,110.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $288,038 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$353,454
Fidelity Securities Lending Cash Central Fund	132,243
Total	$485,697

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,098,377,078	$1,098,377,078	$--	$--
Consumer Staples	562,341,036	562,341,036	--	--
Energy	501,823,750	501,823,750	--	--
Financials	1,115,886,488	1,115,886,488	--	--
Health Care	1,261,818,070	1,261,818,070	--	--
Industrials	815,660,875	815,660,875	--	--
Information Technology	2,201,028,623	2,201,028,623	--	--
Materials	204,107,828	204,107,828	--	--
Real Estate	222,583,158	222,583,158	--	--
Telecommunication Services	165,322,120	165,322,120	--	--
Utilities	237,434,435	237,434,435	--	--
U.S. Government and Government Agency Obligations	858,119	--	858,119	--
Money Market Funds	176,175,414	176,175,414	--	--
Total Investments in Securities:	$8,563,416,994	$8,562,558,875	$858,119	$--
Derivative Instruments:
Assets
Futures Contracts	$92,750	$92,750	$--	$--
Total Assets	$92,750	$92,750	$--	$--
Total Derivative Instruments:	$92,750	$92,750	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

September 30, 2018

VIPCAP-QTLY-1118
1.822576.113

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 1.8%
Aristocrat Leisure Ltd.	93,108	$1,914,101
CSL Ltd.	18,090	2,629,786
realestate.com.au Ltd.	27,421	1,703,242

TOTAL AUSTRALIA		6,247,129

Bailiwick of Jersey - 1.3%
Experian PLC	82,800	2,124,653
Ferguson PLC	24,844	2,109,666

TOTAL BAILIWICK OF JERSEY		4,234,319

Belgium - 0.6%
Umicore SA	34,433	1,925,761
Bermuda - 1.6%
Credicorp Ltd. (United States)	9,100	2,030,028
Hiscox Ltd.	80,800	1,732,427
IHS Markit Ltd. (a)	32,000	1,726,720

TOTAL BERMUDA		5,489,175

Canada - 5.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	39,400	1,970,839
Canadian National Railway Co.	30,400	2,727,798
Canadian Pacific Railway Ltd.	10,600	2,242,278
CCL Industries, Inc. Class B	39,800	1,793,950
Constellation Software, Inc.	2,750	2,022,330
Dollarama, Inc.	57,300	1,805,084
Open Text Corp.	49,100	1,868,358
The Toronto-Dominion Bank	57,100	3,469,809
Waste Connection, Inc. (Canada)	22,950	1,829,390

TOTAL CANADA		19,729,836

Cayman Islands - 4.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	28,830	4,750,031
New Oriental Education & Technology Group, Inc. sponsored ADR	26,300	1,946,463
Shenzhou International Group Holdings Ltd.	151,000	1,936,602
Tencent Holdings Ltd.	133,050	5,432,543

TOTAL CAYMAN ISLANDS		14,065,639

China - 4.2%
China International Travel Service Corp. Ltd. (A Shares)	194,425	1,925,328
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	421,572	1,763,902
Kweichow Moutai Co. Ltd. (A Shares)	19,100	2,029,889
Midea Group Co. Ltd. Class A (b)	301,518	1,769,026
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	275,000	2,792,734
Shanghai International Airport Co. Ltd. (A Shares)	214,214	1,832,819
Wuliangye Yibin Co. Ltd. Class A	194,100	1,920,131

TOTAL CHINA		14,033,829

Denmark - 1.2%
DONG Energy A/S (c)	30,300	2,058,243
DSV de Sammensluttede Vognmaend A/S	21,400	1,945,788

TOTAL DENMARK		4,004,031

Finland - 0.5%
Neste Oyj	22,500	1,860,002
France - 9.4%
Air Liquide SA	19,900	2,613,313
Eiffage SA	16,600	1,853,333
Hermes International SCA	3,182	2,108,060
Ipsen SA	10,600	1,782,072
Kering SA	4,553	2,440,667
L'Oreal SA	11,420	2,753,934
Legrand SA	27,100	1,975,338
LVMH Moet Hennessy - Louis Vuitton SA	9,461	3,343,243
Orpea	13,600	1,759,037
Pernod Ricard SA	14,300	2,346,006
Safran SA	17,400	2,436,419
SR Teleperformance SA	10,100	1,905,573
Thales SA	13,800	1,960,352
VINCI SA	26,160	2,488,858

TOTAL FRANCE		31,766,205

Germany - 7.6%
adidas AG	10,073	2,466,530
Allianz SE	14,574	3,243,688
Deutsche Borse AG	15,800	2,112,566
Deutsche Wohnen AG (Bearer)	39,900	1,914,186
Hannover Reuck SE	13,500	1,907,547
Infineon Technologies AG	88,600	2,016,170
Linde AG	10,400	2,459,661
SAP SE	29,284	3,600,865
Symrise AG	20,600	1,880,404
Vonovia SE	42,000	2,051,993
Wirecard AG	9,000	1,950,912

TOTAL GERMANY		25,604,522

Hong Kong - 1.6%
AIA Group Ltd.	405,000	3,616,279
Techtronic Industries Co. Ltd.	301,000	1,922,500

TOTAL HONG KONG		5,538,779

India - 6.0%
Adani Ports & Special Economic Zone Ltd. (a)	235,428	1,067,884
Asian Paints Ltd.	99,018	1,766,101
Eicher Motors Ltd.	5,029	1,677,401
Godrej Consumer Products Ltd.	166,796	1,768,139
HDFC Bank Ltd.	65,075	1,797,011
Housing Development Finance Corp. Ltd.	97,855	2,367,764
IndusInd Bank Ltd.	76,327	1,779,016
Kotak Mahindra Bank Ltd.	109,747	1,727,861
Maruti Suzuki India Ltd.	18,720	1,897,030
Reliance Industries Ltd.	145,663	2,527,055
Titan Co. Ltd.	156,286	1,736,367

TOTAL INDIA		20,111,629

Indonesia - 0.5%
PT Bank Central Asia Tbk	1,137,800	1,843,967
Ireland - 2.2%
Accenture PLC Class A	10,500	1,787,100
DCC PLC (United Kingdom)	20,360	1,848,318
Kerry Group PLC Class A	18,330	2,027,115
Kingspan Group PLC (Ireland)	36,700	1,711,239

TOTAL IRELAND		7,373,772

Italy - 1.1%
FinecoBank SpA	138,900	1,857,022
Recordati SpA	50,700	1,716,510

TOTAL ITALY		3,573,532

Japan - 9.1%
Daikin Industries Ltd.	18,100	2,409,176
Hoya Corp.	34,900	2,073,359
Kao Corp.	30,200	2,438,433
Keyence Corp.	5,208	3,024,325
Misumi Group, Inc.	71,700	1,855,290
Nidec Corp.	16,200	2,330,479
Nissan Chemical Corp.	36,800	1,943,320
Nitori Holdings Co. Ltd.	12,600	1,807,050
Recruit Holdings Co. Ltd.	74,700	2,493,068
Relo Group, Inc.	63,200	1,857,842
Shiseido Co. Ltd.	31,800	2,462,667
Start Today Co. Ltd.	61,400	1,858,968
Tsuruha Holdings, Inc.	15,500	1,908,511
Unicharm Corp.	61,900	2,047,353

TOTAL JAPAN		30,509,841

Kenya - 0.3%
Safaricom Ltd.	3,897,500	947,779
Korea (South) - 0.6%
LG Household & Health Care Ltd.	1,776	2,042,189
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	88,190	1,803,150
Netherlands - 3.3%
ASML Holding NV (Netherlands)	15,900	2,985,298
Ferrari NV	14,900	2,051,738
Heineken NV (Bearer)	22,974	2,154,189
Interxion Holding N.V. (a)	26,438	1,779,277
Wolters Kluwer NV	33,000	2,056,730

TOTAL NETHERLANDS		11,027,232

Philippines - 0.5%
SM Prime Holdings, Inc.	2,472,000	1,655,633
South Africa - 2.2%
Capitec Bank Holdings Ltd.	25,909	1,876,569
FirstRand Ltd.	424,000	2,034,960
Naspers Ltd. Class N	15,790	3,407,435

TOTAL SOUTH AFRICA		7,318,964

Spain - 0.7%
Amadeus IT Holding SA Class A	25,630	2,381,212
Sweden - 2.4%
Alfa Laval AB	67,100	1,819,554
ASSA ABLOY AB (B Shares)	98,400	1,972,319
Atlas Copco AB (A Shares)	78,200	2,254,297
Hexagon AB (B Shares)	34,200	2,004,883

TOTAL SWEDEN		8,051,053

Switzerland - 4.2%
Geberit AG (Reg.)	4,290	1,989,819
Givaudan SA	831	2,043,207
Lonza Group AG	7,036	2,401,732
Partners Group Holding AG	2,394	1,899,051
Schindler Holding AG (participation certificate)	8,100	2,018,810
SGS SA (Reg.)	710	1,869,411
Sika AG	13,748	2,001,823

TOTAL SWITZERLAND		14,223,853

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	112,600	4,972,416
United Kingdom - 10.0%
Ashtead Group PLC	62,300	1,978,888
Beazley PLC	228,800	1,702,824
Bunzl PLC	58,658	1,844,855
Compass Group PLC	101,301	2,252,529
Croda International PLC	27,900	1,891,700
Diageo PLC	85,296	3,021,874
Halma PLC	93,461	1,760,257
Hargreaves Lansdown PLC	60,700	1,768,251
InterContinental Hotel Group PLC	30,459	1,897,672
Intertek Group PLC	29,500	1,919,439
London Stock Exchange Group PLC	33,300	1,990,472
Mondi PLC	68,100	1,867,543
NMC Health PLC	40,600	1,796,038
RELX PLC	122,109	2,565,412
Rentokil Initial PLC	413,000	1,713,961
Rightmove PLC	280,360	1,721,134
St. James's Place Capital PLC	122,600	1,828,076

TOTAL UNITED KINGDOM		33,520,925

United States of America - 13.8%
Adobe Systems, Inc. (a)	7,500	2,024,625
American Tower Corp.	11,840	1,720,352
Amphenol Corp. Class A	18,088	1,700,634
Becton, Dickinson & Co.	6,700	1,748,700
Constellation Brands, Inc. Class A (sub. vtg.)	8,200	1,768,084
Equinix, Inc.	4,100	1,774,849
Estee Lauder Companies, Inc. Class A	12,500	1,816,500
Fiserv, Inc. (a)	20,500	1,688,790
FleetCor Technologies, Inc. (a)	8,000	1,822,720
Global Payments, Inc.	13,700	1,745,380
Hilton Worldwide Holdings, Inc.	22,000	1,777,160
Marriott International, Inc. Class A	13,800	1,822,014
Marsh & McLennan Companies, Inc.	20,300	1,679,216
MasterCard, Inc. Class A	8,330	1,854,341
Microsoft Corp.	16,000	1,829,920
Moody's Corp.	10,000	1,672,000
MSCI, Inc.	10,000	1,774,100
NextEra Energy, Inc.	10,300	1,726,280
Northrop Grumman Corp.	6,200	1,967,694
NVIDIA Corp.	6,700	1,882,834
S&P Global, Inc.	8,311	1,623,886
Sherwin-Williams Co.	3,650	1,661,517
Thermo Fisher Scientific, Inc.	7,300	1,781,784
TransDigm Group, Inc.	4,720	1,757,256
UnitedHealth Group, Inc.	6,900	1,835,676
Visa, Inc. Class A	12,580	1,888,132

TOTAL UNITED STATES OF AMERICA		46,344,444

TOTAL COMMON STOCKS
(Cost $273,221,036)		332,200,818

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR
(Cost $2,379,497)	219,500	2,410,110

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.11% (d)
(Cost $1,420,548)	1,420,264	1,420,548
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $277,021,081)		336,031,476
NET OTHER ASSETS (LIABILITIES) - 0.1%		198,422
NET ASSETS - 100%		$336,229,898

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,058,243 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,185
Fidelity Securities Lending Cash Central Fund	27,051
Total	$68,236

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$45,762,968	$40,650,699	$3,343,243	$1,769,026
Consumer Staples	34,475,853	31,453,979	3,021,874	--
Energy	4,387,057	4,387,057	--	--
Financials	54,537,234	47,383,969	7,153,265	--
Health Care	19,524,694	19,524,694	--	--
Industrials	72,406,034	60,974,609	11,431,425	--
Information Technology	63,961,631	49,926,755	14,034,876	--
Materials	23,848,300	21,234,987	2,613,313	--
Real Estate	10,974,855	10,974,855	--	--
Telecommunication Services	947,779	947,779	--	--
Utilities	3,784,523	3,784,523	--	--
Money Market Funds	1,420,548	1,420,548	--	--
Total Investments in Securities:	$336,031,476	$292,664,454	$41,597,996	$1,769,026

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$4,365,788
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Extended Market Index Portfolio

September 30, 2018

VEMI-QTLY-1118
1.9887319.100

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.0%
Adient PLC	712	$27,989
American Axle & Manufacturing Holdings, Inc. (a)	593	10,342
Cooper Tire & Rubber Co.	412	11,660
Cooper-Standard Holding, Inc. (a)	135	16,197
Dana Holding Corp.	1,107	20,668
Delphi Technologies PLC	683	21,419
Dorman Products, Inc. (a)	233	17,922
Fox Factory Holding Corp. (a)	216	15,131
Gentex Corp.	2,199	47,191
Gentherm, Inc. (a)	275	12,499
Hertz Global Holdings, Inc. (a)	548	8,949
Horizon Global Corp. (a)	132	941
LCI Industries	188	15,566
Modine Manufacturing Co. (a)	378	5,632
Motorcar Parts of America, Inc. (a)	140	3,283
Shiloh Industries, Inc. (a)	89	979
Standard Motor Products, Inc.	149	7,334
Stoneridge, Inc. (a)	202	6,003
Superior Industries International, Inc.	164	2,796
Tenneco, Inc.	423	17,825
The Goodyear Tire & Rubber Co.	1,892	44,254
Tower International, Inc.	161	4,870
Visteon Corp. (a)	262	24,340
		343,790
Automobiles - 0.3%
Harley-Davidson, Inc.	1,288	58,346
REV Group, Inc. (b)	106	1,664
Thor Industries, Inc.	364	30,467
Winnebago Industries, Inc.	195	6,464
		96,941
Distributors - 0.2%
Core-Mark Holding Co., Inc.	354	12,022
Pool Corp.	314	52,400
		64,422
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (a)	430	20,726
American Public Education, Inc. (a)	114	3,768
Bridgepoint Education, Inc. (a)	208	2,113
Bright Horizons Family Solutions, Inc. (a)	337	39,712
Career Education Corp. (a)	504	7,525
Carriage Services, Inc.	122	2,629
Chegg, Inc. (a)	450	12,794
Graham Holdings Co.	36	20,855
Grand Canyon Education, Inc. (a)	360	40,608
H&R Block, Inc.	1,573	40,505
Houghton Mifflin Harcourt Co. (a)	796	5,572
K12, Inc. (a)	259	4,584
Laureate Education, Inc. Class A (a)	255	3,937
Regis Corp. (a)	275	5,618
Service Corp. International	1,451	64,134
ServiceMaster Global Holdings, Inc. (a)	1,030	63,891
Sotheby's Class A (Ltd. vtg.) (a)	358	17,610
Strategic Education, Inc.	79	10,825
Weight Watchers International, Inc. (a)	212	15,262
		382,668
Hotels, Restaurants & Leisure - 2.6%
Belmond Ltd. Class A (a)	646	11,790
Biglari Holdings, Inc. (a)	1	922
Biglari Holdings, Inc. (a)	8	1,451
BJ's Restaurants, Inc.	149	10,758
Bloomin' Brands, Inc.	816	16,149
Bojangles', Inc. (a)	128	2,010
Boyd Gaming Corp.	630	21,326
Brinker International, Inc.	382	17,851
Caesars Entertainment Corp. (a)	458	4,695
Carrols Restaurant Group, Inc. (a)	240	3,504
Chipotle Mexican Grill, Inc. (a)	190	86,359
Choice Hotels International, Inc.	274	22,824
Churchill Downs, Inc.	95	26,382
Chuy's Holdings, Inc. (a)	123	3,229
Cracker Barrel Old Country Store, Inc.	184	27,072
Dave & Buster's Entertainment, Inc.	285	18,873
Del Frisco's Restaurant Group, Inc. (a)	193	1,602
Del Taco Restaurants, Inc. (a)	232	2,740
Denny's Corp. (a)	569	8,376
Dine Brands Global, Inc.	131	10,652
Drive Shack, Inc. (a)	440	2,622
Dunkin' Brands Group, Inc.	700	51,604
El Pollo Loco Holdings, Inc. (a)	159	1,995
Eldorado Resorts, Inc. (a)	157	7,630
Extended Stay America, Inc. unit	859	17,378
Fiesta Restaurant Group, Inc. (a)	211	5,644
Golden Entertainment, Inc. (a)	105	2,521
Habit Restaurants, Inc. Class A (a)	129	2,058
Hilton Grand Vacations, Inc. (a)	443	14,663
Hyatt Hotels Corp. Class A	291	23,161
International Speedway Corp. Class A	190	8,322
Jack in the Box, Inc.	249	20,874
Marriott Vacations Worldwide Corp.	187	20,897
Monarch Casino & Resort, Inc. (a)	84	3,818
Papa John's International, Inc. (b)	203	10,410
Penn National Gaming, Inc. (a)	580	19,094
Pinnacle Entertainment, Inc. (a)	455	15,329
Planet Fitness, Inc. (a)	383	20,693
Playa Hotels & Resorts NV (a)	430	4,141
PlayAGS, Inc. (a)	74	2,181
Potbelly Corp. (a)	186	2,288
RCI Hospitality Holdings, Inc.	75	2,221
Red Robin Gourmet Burgers, Inc. (a)	97	3,895
Red Rock Resorts, Inc.	217	5,783
Ruth's Hospitality Group, Inc.	230	7,257
Scientific Games Corp. Class A (a)	382	9,703
SeaWorld Entertainment, Inc. (a)	516	16,218
Shake Shack, Inc. Class A (a)	132	8,317
Six Flags Entertainment Corp.	651	45,453
Sonic Corp.	355	15,386
Texas Roadhouse, Inc. Class A	487	33,744
The Cheesecake Factory, Inc.	338	18,097
U.S. Foods Holding Corp. (a)	676	20,834
Vail Resorts, Inc.	304	83,424
Wendy's Co.	1,533	26,276
Wingstop, Inc.	220	15,019
Zoe's Kitchen, Inc. (a)(b)	149	1,895
		869,410
Household Durables - 1.3%
AV Homes, Inc. (a)	69	1,380
Beazer Homes U.S.A., Inc. (a)	275	2,888
Cavco Industries, Inc. (a)	65	16,445
Century Communities, Inc. (a)	112	2,940
Ethan Allen Interiors, Inc.	195	4,046
Flexsteel Industries, Inc.	56	1,665
Garmin Ltd.	876	61,364
GoPro, Inc. Class A (a)(b)	736	5,299
Green Brick Partners, Inc. (a)	185	1,869
Hamilton Beach Brands Holding Co. Class A	70	1,536
Helen of Troy Ltd. (a)	213	27,882
Hooker Furniture Corp.	95	3,211
Hovnanian Enterprises, Inc. Class A (a)	749	1,198
Installed Building Products, Inc. (a)	148	5,772
iRobot Corp. (a)	208	22,863
KB Home	645	15,422
La-Z-Boy, Inc.	373	11,787
Leggett & Platt, Inc.	1,025	44,885
LGI Homes, Inc. (a)	134	6,357
Libbey, Inc.	134	1,173
M.D.C. Holdings, Inc.	327	9,673
M/I Homes, Inc. (a)	201	4,810
Meritage Homes Corp. (a)	286	11,411
PulteGroup, Inc.	2,261	56,005
Roku, Inc. Class A	139	10,151
Taylor Morrison Home Corp. (a)	330	5,953
Tempur Sealy International, Inc. (a)	387	20,472
Toll Brothers, Inc.	1,135	37,489
TopBuild Corp. (a)	293	16,648
TRI Pointe Homes, Inc. (a)	1,124	13,938
Tupperware Brands Corp.	393	13,146
Universal Electronics, Inc. (a)	110	4,329
Vuzix Corp. (a)	92	603
William Lyon Homes, Inc. (a)	174	2,765
Zagg, Inc. (a)	193	2,847
		450,222
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	227	2,679
Blue Apron Holdings, Inc. Class A (a)	186	320
Duluth Holdings, Inc. (a)	75	2,360
FTD Companies, Inc. (a)	135	355
Groupon, Inc. (a)	3,002	11,318
Lands' End, Inc. (a)	101	1,773
Liberty Expedia Holdings, Inc. (a)	417	19,616
Liberty TripAdvisor Holdings, Inc. (a)	546	8,108
NutriSystem, Inc.	227	8,410
Overstock.com, Inc. (a)	132	3,656
PetMed Express, Inc.	152	5,018
Shutterfly, Inc. (a)	261	17,197
TripAdvisor, Inc. (a)	867	44,278
Wayfair LLC Class A (a)	230	33,964
		159,052
Leisure Products - 0.6%
American Outdoor Brands Corp. (a)	408	6,336
Brunswick Corp.	683	45,775
Callaway Golf Co.	721	17,513
Johnson Outdoors, Inc. Class A	41	3,813
Malibu Boats, Inc. Class A (a)	136	7,442
Mattel, Inc.	2,614	41,040
MCBC Holdings, Inc. (a)	130	4,664
Nautilus, Inc. (a)	238	3,320
Polaris Industries, Inc.	453	45,730
Sturm, Ruger & Co., Inc.	149	10,288
Vista Outdoor, Inc. (a)	463	8,283
		194,204
Media - 2.3%
Altice U.S.A., Inc. Class A	504	9,143
AMC Entertainment Holdings, Inc. Class A	413	8,467
AMC Networks, Inc. Class A (a)	450	29,853
Cable One, Inc.	36	31,810
Cinemark Holdings, Inc.	808	32,482
Discovery Communications, Inc.:
Class A (a)	1,181	37,792
Class C (non-vtg.) (a)	1,544	45,672
E.W. Scripps Co. Class A	452	7,458
Entercom Communications Corp. Class A	210	1,659
Entravision Communication Corp. Class A	515	2,524
Fluent, Inc. (a)	264	568
Gannett Co., Inc.	913	9,139
Gray Television, Inc. (a)	523	9,153
Hemisphere Media Group, Inc. (a)	139	1,939
Interpublic Group of Companies, Inc.	2,949	67,444
John Wiley & Sons, Inc. Class A	343	20,786
Liberty Latin America Ltd. (a)	877	18,093
Liberty Latin America Ltd. Class A (a)	375	7,815
Lions Gate Entertainment Corp.:
Class A	464	11,317
Class B	813	18,943
Live Nation Entertainment, Inc. (a)	1,012	55,124
Loral Space & Communications Ltd. (a)	94	4,268
Marcus Corp.	151	6,350
Meredith Corp.	286	14,600
MSG Network, Inc. Class A (a)	471	12,152
National CineMedia, Inc.	491	5,200
New Media Investment Group, Inc.	421	6,605
News Corp.:
Class A	2,888	38,093
Class B	915	12,444
Nexstar Broadcasting Group, Inc. Class A	332	27,025
Scholastic Corp.	205	9,571
Sinclair Broadcast Group, Inc. Class A	475	13,466
Sirius XM Holdings, Inc. (b)	11,218	70,898
Tegna, Inc.	2,612	31,240
The Madison Square Garden Co. (a)	111	35,001
The New York Times Co. Class A	934	21,622
Tribune Media Co. Class A	563	21,636
tronc, Inc. (a)	180	2,939
World Wrestling Entertainment, Inc. Class A	295	28,535
		788,826
Multiline Retail - 0.6%
Big Lots, Inc.	345	14,418
Dillard's, Inc. Class A	196	14,963
Fred's, Inc. Class A	234	477
JC Penney Corp., Inc. (a)(b)	2,196	3,645
Macy's, Inc.	2,326	80,782
Nordstrom, Inc.	890	53,231
Ollie's Bargain Outlet Holdings, Inc. (a)	362	34,788
		202,304
Specialty Retail - 3.1%
Aaron's, Inc. Class A	487	26,522
Abercrombie & Fitch Co. Class A	525	11,088
Advance Auto Parts, Inc.	564	94,938
America's Car Mart, Inc. (a)	62	4,848
American Eagle Outfitters, Inc.	1,292	32,080
Armstrong Flooring, Inc. (a)	176	3,186
Asbury Automotive Group, Inc. (a)	152	10,450
Ascena Retail Group, Inc. (a)	1,317	6,019
AutoNation, Inc. (a)	510	21,191
Barnes & Noble Education, Inc. (a)	287	1,653
Barnes & Noble, Inc.	453	2,627
Bed Bath & Beyond, Inc.	1,171	17,565
Big 5 Sporting Goods Corp.	121	617
Boot Barn Holdings, Inc. (a)	92	2,614
Burlington Stores, Inc. (a)	539	87,814
Caleres, Inc.	341	12,228
Camping World Holdings, Inc.	75	1,599
Cars.com, Inc. (a)	541	14,937
Chico's FAS, Inc.	1,012	8,774
Citi Trends, Inc.	103	2,963
Conn's, Inc. (a)	187	6,610
Dick's Sporting Goods, Inc.	671	23,807
DSW, Inc. Class A	585	19,820
Express, Inc. (a)	617	6,824
Five Below, Inc. (a)	420	54,625
Floor & Decor Holdings, Inc. Class A (a)	149	4,495
Foot Locker, Inc.	943	48,074
Francesca's Holdings Corp. (a)	243	902
GameStop Corp. Class A	762	11,636
Gap, Inc.	1,668	48,122
Genesco, Inc. (a)	161	7,583
GNC Holdings, Inc. Class A (a)(b)	541	2,240
Group 1 Automotive, Inc.	154	9,995
Guess?, Inc.	479	10,825
Haverty Furniture Companies, Inc.	130	2,873
Hibbett Sports, Inc. (a)	182	3,422
Kirkland's, Inc. (a)	88	888
Lithia Motors, Inc. Class A (sub. vtg.)	183	14,944
Lumber Liquidators Holdings, Inc. (a)	188	2,912
MarineMax, Inc. (a)	199	4,229
Michaels Companies, Inc. (a)	876	14,217
Monro, Inc.	249	17,330
Murphy U.S.A., Inc. (a)	275	23,502
Office Depot, Inc.	4,078	13,090
Party City Holdco, Inc. (a)	198	2,683
Penske Automotive Group, Inc.	292	13,838
Pier 1 Imports, Inc.	467	701
Rent-A-Center, Inc. (a)	390	5,608
RH (a)	291	38,124
Sally Beauty Holdings, Inc. (a)	1,102	20,266
Shoe Carnival, Inc.	93	3,581
Signet Jewelers Ltd.	529	34,877
Sleep Number Corp. (a)	350	12,873
Sonic Automotive, Inc. Class A (sub. vtg.)	211	4,083
Sportsman's Warehouse Holdings, Inc. (a)	177	1,035
Tailored Brands, Inc.	383	9,648
The Buckle, Inc. (b)	217	5,002
The Cato Corp. Class A (sub. vtg.)	200	4,204
The Children's Place Retail Stores, Inc.	140	17,892
Tile Shop Holdings, Inc.	238	1,702
Tilly's, Inc.	99	1,876
Tractor Supply Co.	958	87,063
Urban Outfitters, Inc. (a)	677	27,689
Vitamin Shoppe, Inc. (a)	171	1,710
Williams-Sonoma, Inc.	619	40,681
Zumiez, Inc. (a)	138	3,636
		1,055,450
Textiles, Apparel & Luxury Goods - 1.8%
Cadence Bancorp Class A	126	3,291
Carter's, Inc.	375	36,975
Columbia Sportswear Co.	207	19,265
Crocs, Inc. (a)	556	11,837
Deckers Outdoor Corp. (a)	245	29,052
Emerald Expositions Events, Inc.	95	1,566
Fossil Group, Inc. (a)	319	7,426
G-III Apparel Group Ltd. (a)	329	15,855
Hanesbrands, Inc.	2,896	53,373
J.Jill, Inc. (a)	73	451
lululemon athletica, Inc. (a)	816	132,530
Movado Group, Inc.	115	4,819
Newmark Group, Inc.	941	10,530
Oxford Industries, Inc.	112	10,102
Perry Ellis International, Inc. (a)	97	2,651
PetIQ, Inc. Class A (a)	54	2,123
Ralph Lauren Corp.	430	59,147
Samsonite International SA	8,100	30,006
Samsonite International SA ADR	531	9,935
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,018	28,433
Steven Madden Ltd.	418	22,112
Stitch Fix, Inc. (a)	69	3,020
Switch, Inc. Class A	262	2,830
TPG RE Finance Trust, Inc.	69	1,381
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,374	29,156
Class C (non-vtg.) (a)	1,453	28,275
Unifi, Inc. (a)	107	3,031
Vera Bradley, Inc. (a)	150	2,289
Wolverine World Wide, Inc.	751	29,327
		590,788

TOTAL CONSUMER DISCRETIONARY		5,198,077

CONSUMER STAPLES - 3.2%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	69	19,838
Coca-Cola Bottling Co. Consolidated	36	6,562
Craft Brew Alliance, Inc. (a)	55	899
MGP Ingredients, Inc.	90	7,108
National Beverage Corp. (a)	88	10,263
Primo Water Corp. (a)	159	2,870
		47,540
Food & Staples Retailing - 0.5%
Andersons, Inc.	192	7,229
Casey's General Stores, Inc.	298	38,475
Chefs' Warehouse Holdings (a)	154	5,598
Ingles Markets, Inc. Class A	98	3,357
Performance Food Group Co. (a)	425	14,153
PriceSmart, Inc.	176	14,247
Rite Aid Corp. (a)(b)	8,123	10,397
Smart & Final Stores, Inc. (a)	162	923
SpartanNash Co.	280	5,617
Sprouts Farmers Market LLC (a)	1,022	28,013
SUPERVALU, Inc. (a)	297	9,569
United Natural Foods, Inc. (a)	381	11,411
Weis Markets, Inc.	129	5,599
Welbilt, Inc. (a)	1,044	21,799
		176,387
Food Products - 1.6%
B&G Foods, Inc. Class A (b)	513	14,082
Cal-Maine Foods, Inc.	226	10,916
Calavo Growers, Inc.	115	11,109
Campbell Soup Co.	1,471	53,883
Darling International, Inc. (a)	1,262	24,382
Dean Foods Co.	666	4,729
Farmer Brothers Co. (a)	68	1,795
Flowers Foods, Inc.	1,396	26,049
Fresh Del Monte Produce, Inc.	259	8,778
Freshpet, Inc. (a)	142	5,211
Hormel Foods Corp.	2,052	80,849
Hostess Brands, Inc. Class A (a)	637	7,052
J&J Snack Foods Corp.	113	17,051
John B. Sanfilippo & Son, Inc.	65	4,640
Lamb Weston Holdings, Inc.	1,057	70,396
Lancaster Colony Corp.	149	22,232
Pilgrim's Pride Corp. (a)	438	7,923
Pinnacle Foods, Inc.	899	58,264
Post Holdings, Inc. (a)	497	48,726
Sanderson Farms, Inc.	154	15,919
Seaboard Corp.	2	7,420
The Hain Celestial Group, Inc. (a)	797	21,615
Tootsie Roll Industries, Inc.	140	4,095
TreeHouse Foods, Inc. (a)	435	20,815
		547,931
Household Products - 0.2%
Central Garden & Pet Co. (a)	110	3,964
Central Garden & Pet Co. Class A (non-vtg.) (a)	224	7,423
Energizer Holdings, Inc.	471	27,624
Orchids Paper Products Co. (a)	13	43
Spectrum Brands Holdings, Inc.	172	12,852
WD-40 Co.	108	18,587
		70,493
Personal Products - 0.6%
Avon Products, Inc. (a)	3,381	7,438
Coty, Inc. Class A	3,592	45,116
Edgewell Personal Care Co. (a)	448	20,711
elf Beauty, Inc. (a)(b)	148	1,884
Herbalife Nutrition Ltd. (a)	1,068	58,259
Inter Parfums, Inc.	132	8,507
MediFast, Inc.	85	18,832
Natural Health Trends Corp.	42	978
Nu Skin Enterprises, Inc. Class A	390	32,144
Revlon, Inc. (a)	98	2,185
USANA Health Sciences, Inc. (a)	82	9,885
		205,939
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	757	2,127
Universal Corp.	193	12,545
Vector Group Ltd.	863	11,892
		26,564

TOTAL CONSUMER STAPLES		1,074,854

ENERGY - 4.4%
Energy Equipment & Services - 1.3%
Archrock, Inc.	491	5,990
Basic Energy Services, Inc. (a)	187	1,868
Bristow Group, Inc. (a)	248	3,008
C&J Energy Services, Inc. (a)	464	9,651
Carbo Ceramics, Inc. (a)	180	1,305
Core Laboratories NV	341	39,498
Diamond Offshore Drilling, Inc. (a)(b)	518	10,360
Dril-Quip, Inc. (a)	275	14,369
Ensco PLC Class A	2,330	19,665
Exterran Corp. (a)	229	6,075
Forum Energy Technologies, Inc. (a)	509	5,268
Frank's International NV	374	3,246
FTS International, Inc. (a)	160	1,886
Helix Energy Solutions Group, Inc. (a)	1,035	10,226
Helmerich & Payne, Inc.	832	57,217
Hornbeck Offshore Services, Inc. (a)	268	1,576
Key Energy Services, Inc. (a)	51	583
KLX Energy Services Holdings, Inc. (a)	154	4,930
Mammoth Energy Services, Inc.	61	1,775
Matrix Service Co. (a)	198	4,881
McDermott International, Inc. (a)	621	11,445
Nabors Industries Ltd.	2,086	12,850
NCS Multistage Holdings, Inc. (a)	58	958
Newpark Resources, Inc. (a)	596	6,169
Noble Corp. (a)	1,884	13,245
Oceaneering International, Inc.	768	21,197
Oil States International, Inc. (a)	410	13,612
Patterson-UTI Energy, Inc.	1,307	22,363
Pioneer Energy Services Corp. (a)	649	1,915
Rowan Companies PLC (a)	972	18,303
RPC, Inc.	481	7,446
SEACOR Holdings, Inc. (a)	120	5,929
Smart Sand, Inc. (a)	126	518
Solaris Oilfield Infrastructure, Inc. Class A (a)	66	1,247
Superior Energy Services, Inc. (a)	1,196	11,649
TETRA Technologies, Inc. (a)	863	3,892
Transocean Ltd. (United States) (a)	2,982	41,599
U.S. Silica Holdings, Inc.	521	9,810
Unit Corp. (a)	374	9,746
Weatherford International PLC (a)	7,374	19,984
		437,254
Oil, Gas & Consumable Fuels - 3.1%
Abraxas Petroleum Corp. (a)	1,074	2,502
Antero Resources Corp. (a)	1,118	19,800
Approach Resources, Inc. (a)	291	649
Arch Coal, Inc.	190	16,986
Ardmore Shipping Corp. (a)	160	1,040
Bonanza Creek Energy, Inc. (a)	146	4,348
California Resources Corp. (a)	320	15,530
Callon Petroleum Co. (a)	1,510	18,105
Carrizo Oil & Gas, Inc. (a)	471	11,869
Centennial Resource Development, Inc. Class A (a)	1,317	28,776
Chesapeake Energy Corp. (a)	5,635	25,301
Clean Energy Fuels Corp. (a)	613	1,594
Cloud Peak Energy, Inc. (a)	361	830
CNX Resources Corp. (a)	1,666	23,840
CONSOL Energy, Inc. (a)	185	7,550
Contango Oil & Gas Co. (a)	136	840
Continental Resources, Inc. (a)	658	44,928
CVR Energy, Inc.	118	4,746
Delek U.S. Holdings, Inc.	424	17,990
Denbury Resources, Inc. (a)	3,056	18,947
Eclipse Resources Corp. (a)	536	638
Energen Corp. (a)	739	63,680
Energy XXI Gulf Coast, Inc. (a)	2	17
EP Energy Corp. (a)	264	618
Extraction Oil & Gas, Inc. (a)	288	3,252
Green Plains, Inc.	286	4,919
Gulfport Energy Corp. (a)	1,153	12,003
Halcon Resources Corp. (a)	1,196	5,346
Highpoint Resources, Inc. (a)	547	2,669
HollyFrontier Corp.	1,344	93,946
International Seaways, Inc. (a)	108	2,162
Kosmos Energy Ltd. (a)	1,464	13,688
Laredo Petroleum, Inc. (a)	1,034	8,448
Matador Resources Co. (a)	711	23,499
Midstates Petroleum Co., Inc. (a)	176	1,568
Murphy Oil Corp.	1,248	41,608
NACCO Industries, Inc. Class A	26	852
Newfield Exploration Co. (a)	1,516	43,706
Nine Energy Service, Inc. (a)	58	1,774
Oasis Petroleum, Inc. (a)	1,816	25,751
Overseas Shipholding Group, Inc. (a)	236	743
Pacific Ethanol, Inc. (a)	248	471
Par Pacific Holdings, Inc. (a)	253	5,161
Parsley Energy, Inc. Class A (a)	1,702	49,784
PBF Energy, Inc. Class A	831	41,475
PDC Energy, Inc. (a)	432	21,151
Peabody Energy Corp.	800	28,512
Penn Virginia Corp. (a)	99	7,973
QEP Resources, Inc. (a)	1,793	20,297
Range Resources Corp.	1,423	24,177
Renewable Energy Group, Inc. (a)	252	7,258
Resolute Energy Corp. (a)(b)	148	5,596
Rex American Resources Corp. (a)	41	3,098
Ring Energy, Inc. (a)	303	3,003
Sanchez Energy Corp. (a)	562	1,293
SandRidge Energy, Inc. (a)	143	1,554
SemGroup Corp. Class A	442	9,746
SM Energy Co.	741	23,364
Southwestern Energy Co. (a)	3,794	19,387
SRC Energy, Inc. (a)	1,501	13,344
Talos Energy, Inc. (a)	158	5,186
Teekay Corp. (b)	376	2,534
Teekay Tankers Ltd.	701	692
Tellurian, Inc. (a)(b)	448	4,019
Ultra Petroleum Corp. (a)	1,201	1,345
Uranium Energy Corp. (a)	1,125	1,935
W&T Offshore, Inc. (a)	708	6,825
Whiting Petroleum Corp. (a)	545	28,907
WildHorse Resource Development Corp. (a)	211	4,988
World Fuel Services Corp.	544	15,058
WPX Energy, Inc. (a)	2,986	60,078
		1,035,269

TOTAL ENERGY		1,472,523

FINANCIALS - 14.6%
Banks - 6.1%
1st Source Corp.	118	6,209
Ameris Bancorp	278	12,705
Associated Banc-Corp.	1,128	29,328
Atlantic Capital Bancshares, Inc. (a)	173	2,898
Banc of California, Inc.	390	7,371
BancFirst Corp.	125	7,494
Bancorp, Inc., Delaware (a)	413	3,961
BancorpSouth Bank	659	21,549
Bank of Hawaii Corp.	326	25,725
Bank of Marin Bancorp	44	3,692
Bank of the Ozarks, Inc.	693	26,306
BankUnited, Inc.	797	28,214
Banner Corp.	218	13,553
Berkshire Hills Bancorp, Inc.	242	9,849
BOK Financial Corp.	160	15,565
Boston Private Financial Holdings, Inc.	612	8,354
Bridge Bancorp, Inc.	128	4,250
Brookline Bancorp, Inc., Delaware	514	8,584
Bryn Mawr Bank Corp.	120	5,628
Byline Bancorp, Inc. (a)	39	885
Camden National Corp.	128	5,560
Carolina Financial Corp.	119	4,489
Cathay General Bancorp	573	23,745
Centerstate Banks of Florida, Inc.	388	10,883
Central Pacific Financial Corp.	232	6,132
Chemical Financial Corp.	538	28,729
CIT Group, Inc.	1,005	51,868
City Holding Co.	124	9,523
Columbia Banking Systems, Inc.	438	16,981
Commerce Bancshares, Inc.	699	46,148
Community Bank System, Inc.	341	20,825
Community Trust Bancorp, Inc.	117	5,423
ConnectOne Bancorp, Inc.	211	5,011
Cullen/Frost Bankers, Inc.	425	44,387
Customers Bancorp, Inc. (a)	225	5,294
CVB Financial Corp.	787	17,566
Eagle Bancorp, Inc. (a)	224	11,334
Enterprise Financial Services Corp.	151	8,011
Equity Bancshares, Inc. (a)	75	2,945
FCB Financial Holdings, Inc. Class A (a)	298	14,125
Fidelity Southern Corp.	166	4,113
Financial Institutions, Inc.	95	2,983
First Bancorp, North Carolina	142	5,752
First Bancorp, Puerto Rico (a)	1,220	11,102
First Busey Corp.	238	7,390
First Citizen Bancshares, Inc.	67	30,303
First Commonwealth Financial Corp.	689	11,120
First Financial Bancorp, Ohio	479	14,226
First Financial Bankshares, Inc.	503	29,727
First Foundation, Inc. (a)	191	2,983
First Hawaiian, Inc.	400	10,864
First Horizon National Corp.	1,775	30,637
First Internet Bancorp	49	1,492
First Interstate Bancsystem, Inc.	144	6,451
First Merchants Corp.	321	14,442
First Midwest Bancorp, Inc., Delaware	631	16,778
First of Long Island Corp.	170	3,698
Flushing Financial Corp.	204	4,978
FNB Corp., Pennsylvania	1,576	20,047
Franklin Financial Network, Inc. (a)	81	3,167
Fulton Financial Corp.	1,337	22,261
German American Bancorp, Inc.	217	7,656
Glacier Bancorp, Inc.	585	25,208
Great Western Bancorp, Inc.	459	19,365
Green Bancorp, Inc.	175	3,868
Guaranty Bancorp	134	3,980
Hancock Whitney Corp.	634	30,147
Hanmi Financial Corp.	239	5,951
Heartland Financial U.S.A., Inc.	155	8,998
Heritage Commerce Corp.	222	3,312
Heritage Financial Corp., Washington	219	7,698
Hilltop Holdings, Inc.	620	12,505
Home Bancshares, Inc.	925	20,258
Hope Bancorp, Inc.	994	16,073
Horizon Bancorp, Inc. Indiana	234	4,622
IBERIABANK Corp.	337	27,415
Independent Bank Corp.	199	4,706
Independent Bank Corp., Massachusetts	207	17,098
Independent Bank Group, Inc.	91	6,033
International Bancshares Corp.	446	20,070
Investors Bancorp, Inc.	2,363	28,994
Lakeland Bancorp, Inc.	279	5,036
Lakeland Financial Corp.	197	9,157
LegacyTexas Financial Group, Inc.	322	13,717
Live Oak Bancshares, Inc.	165	4,422
Luther Burbank Corp.	81	881
MB Financial, Inc.	539	24,853
Merchants Bancorp/IN	40	1,017
Metropolitan Bank Holding Corp. (a)	22	905
Midland States Bancorp, Inc.	42	1,348
National Bank Holdings Corp.	220	8,283
National Commerce Corp. (a)	95	3,924
NBT Bancorp, Inc.	314	12,051
OFG Bancorp	354	5,717
Old National Bancorp, Indiana	1,011	19,512
Opus Bank	134	3,672
Pacific Premier Bancorp, Inc. (a)	220	8,184
PacWest Bancorp	909	43,314
Park National Corp.	95	10,028
Peapack-Gladstone Financial Corp.	117	3,614
Peoples United Financial, Inc.	2,339	40,044
Pinnacle Financial Partners, Inc.	354	21,293
Popular, Inc.	789	40,436
Preferred Bank, Los Angeles	92	5,382
Prosperity Bancshares, Inc.	525	36,409
QCR Holdings, Inc.	90	3,677
Renasant Corp.	337	13,888
S&T Bancorp, Inc.	278	12,054
Sandy Spring Bancorp, Inc.	177	6,958
Seacoast Banking Corp., Florida (a)	241	7,037
ServisFirst Bancshares, Inc.	349	13,663
Signature Bank	408	46,855
Simmons First National Corp. Class A	448	13,194
South State Corp.	188	15,416
Southside Bancshares, Inc.	203	7,064
State Bank Financial Corp.	284	8,571
Sterling Bancorp	1,008	22,176
Stock Yards Bancorp, Inc.	153	5,554
Synovus Financial Corp.	928	42,493
TCF Financial Corp.	1,298	30,905
Texas Capital Bancshares, Inc. (a)	373	30,828
Tompkins Financial Corp.	100	8,119
TowneBank	446	13,759
Trico Bancshares	144	5,561
TriState Capital Holdings, Inc. (a)	164	4,526
Triumph Bancorp, Inc. (a)	136	5,195
Trustmark Corp.	523	17,599
UMB Financial Corp.	335	23,752
Umpqua Holdings Corp.	1,676	34,861
Union Bankshares Corp.	338	13,023
United Bankshares, Inc., West Virginia	623	22,646
United Community Bank, Inc.	562	15,674
Univest Corp. of Pennsylvania	202	5,343
Valley National Bancorp	1,962	22,073
Veritex Holdings, Inc. (a)	135	3,815
Washington Trust Bancorp, Inc.	106	5,862
Webster Financial Corp.	697	41,095
WesBanco, Inc.	307	13,686
Westamerica Bancorp.	203	12,212
Western Alliance Bancorp. (a)	716	40,733
Wintrust Financial Corp.	395	33,551
		2,056,187
Capital Markets - 2.0%
Arlington Asset Investment Corp.	198	1,849
Artisan Partners Asset Management, Inc.	314	10,174
B. Riley Financial, Inc.	126	2,854
BGC Partners, Inc. Class A	1,675	19,799
Blucora, Inc. (a)	298	11,995
Brighthouse Financial, Inc. (a)	730	32,295
Cohen & Steers, Inc.	156	6,335
Cowen Group, Inc. Class A (a)	204	3,325
Diamond Hill Investment Group, Inc.	24	3,969
Eaton Vance Corp. (non-vtg.)	864	45,412
Evercore, Inc. Class A	296	29,763
FactSet Research Systems, Inc.	305	68,232
Federated Investors, Inc. Class B (non-vtg.)	716	17,270
Gain Capital Holdings, Inc.	136	884
Greenhill & Co., Inc.	199	5,244
Hamilton Lane, Inc. Class A	96	4,251
Houlihan Lokey	165	7,413
Interactive Brokers Group, Inc.	513	28,374
INTL FCStone, Inc. (a)	125	6,040
Investment Technology Group, Inc.	221	4,787
Janus Henderson Group PLC	1,369	36,908
Lazard Ltd. Class A	988	47,552
Legg Mason, Inc.	691	21,580
LPL Financial	603	38,900
MarketAxess Holdings, Inc.	288	51,405
Moelis & Co. Class A	175	9,590
Morningstar, Inc.	142	17,878
Oppenheimer Holdings, Inc. Class A (non-vtg.)	74	2,338
Piper Jaffray Companies	110	8,399
PJT Partners, Inc.	121	6,334
Stifel Financial Corp.	506	25,938
The NASDAQ OMX Group, Inc.	872	74,818
Virtu Financial, Inc. Class A	291	5,951
Virtus Investment Partners, Inc.	54	6,143
Waddell & Reed Financial, Inc. Class A	646	13,682
Westwood Holdings Group, Inc.	65	3,363
WisdomTree Investments, Inc.	886	7,513
		688,557
Consumer Finance - 0.8%
Credit Acceptance Corp. (a)	96	42,055
Elevate Credit, Inc. (a)	82	661
Encore Capital Group, Inc. (a)	174	6,238
Enova International, Inc. (a)	175	5,040
EZCORP, Inc. (non-vtg.) Class A (a)	340	3,638
First Cash Financial Services, Inc.	371	30,422
Green Dot Corp. Class A (a)	337	29,932
LendingClub Corp. (a)	2,458	9,537
Navient Corp.	2,318	31,247
Nelnet, Inc. Class A	150	8,576
OneMain Holdings, Inc. (a)	418	14,049
PRA Group, Inc. (a)	352	12,672
Regional Management Corp. (a)	59	1,701
Santander Consumer U.S.A. Holdings, Inc.	842	16,874
SLM Corp. (a)	3,287	36,650
World Acceptance Corp. (a)	45	5,146
		254,438
Diversified Financial Services - 0.5%
Acushnet Holdings Corp.	138	3,785
Alteryx, Inc. (a)	144	8,238
Cannae Holdings, Inc. (a)	503	10,538
Donnelley Financial Solutions, Inc. (a)	184	3,297
FB Financial Corp.	45	1,763
Granite Point Mortgage Trust, Inc.	314	6,054
Jefferies Financial Group, Inc.	2,482	54,505
On Deck Capital, Inc. (a)	344	2,604
Rafael Holdings, Inc. (a)	55	462
Victory Capital Holdings, Inc. (a)	84	801
Voya Financial, Inc.	1,492	74,108
		166,155
Insurance - 3.2%
AMBAC Financial Group, Inc. (a)	335	6,841
American Equity Investment Life Holding Co.	667	23,585
American Financial Group, Inc.	555	61,588
American National Insurance Co.	61	7,887
Amerisafe, Inc.	148	9,169
AmTrust Financial Services, Inc.	814	11,819
Argo Group International Holdings, Ltd.	266	16,771
Aspen Insurance Holdings Ltd.	464	19,395
Assurant, Inc.	436	47,066
Assured Guaranty Ltd.	999	42,188
Athene Holding Ltd. (a)	397	20,509
Axis Capital Holdings Ltd.	679	39,185
Brown & Brown, Inc.	1,745	51,600
CNO Financial Group, Inc.	1,322	28,053
eHealth, Inc. (a)	135	3,815
Employers Holdings, Inc.	242	10,963
Enstar Group Ltd. (a)	82	17,097
Erie Indemnity Co. Class A	142	18,109
Everest Re Group Ltd.	314	71,740
FBL Financial Group, Inc. Class A	77	5,794
First American Financial Corp.	842	43,439
Genworth Financial, Inc. Class A (a)	3,799	15,842
Greenlight Capital Re, Ltd. (a)	218	2,703
Hanover Insurance Group, Inc.	325	40,095
HCI Group, Inc.	68	2,975
Health Insurance Innovations, Inc. (a)	88	5,425
Heritage Insurance Holdings, Inc.	205	3,038
Horace Mann Educators Corp.	307	13,784
James River Group Holdings Ltd.	133	5,668
Kemper Corp.	370	29,767
Kinsale Capital Group, Inc.	87	5,556
Maiden Holdings Ltd.	479	1,365
MBIA, Inc. (a)	973	10,401
Mercury General Corp.	277	13,894
National General Holdings Corp.	480	12,883
National Western Life Group, Inc.	18	5,746
Navigators Group, Inc.	172	11,885
Old Republic International Corp.	1,870	41,851
Primerica, Inc.	347	41,831
ProAssurance Corp.	408	19,156
RenaissanceRe Holdings Ltd.	315	42,078
RLI Corp.	290	22,788
Safety Insurance Group, Inc.	105	9,408
Selective Insurance Group, Inc.	439	27,877
Stewart Information Services Corp.	178	8,012
Third Point Reinsurance Ltd. (a)	458	5,954
Trupanion, Inc. (a)	109	3,895
United Fire Group, Inc.	164	8,326
United Insurance Holdings Corp.	143	3,200
Universal Insurance Holdings, Inc.	252	12,235
W.R. Berkley Corp.	735	58,749
White Mountains Insurance Group Ltd.	35	32,755
		1,075,755
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	246	4,472
AGNC Investment Corp.	2,532	47,171
Annaly Capital Management, Inc.	10	102
Anworth Mortgage Asset Corp.	758	3,510
Apollo Commercial Real Estate Finance, Inc.	593	11,190
Arbor Realty Trust, Inc.	406	4,661
Ares Commercial Real Estate Corp.	189	2,640
Armour Residential REIT, Inc.	295	6,623
Blackstone Mortgage Trust, Inc.	719	24,094
Capstead Mortgage Corp.	755	5,972
Cherry Hill Mortgage Investment Corp.	94	1,701
Chimera Investment Corp.	1,343	24,349
Dynex Capital, Inc.	290	1,850
Ellington Residential Mortgage REIT	103	1,163
Exantas Capital Corp.	214	2,350
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	340	7,300
Invesco Mortgage Capital, Inc.	828	13,099
Ladder Capital Corp. Class A	496	8,402
MFA Financial, Inc.	2,820	20,727
New Residential Investment Corp.	2,277	40,576
New York Mortgage Trust, Inc.	943	5,733
Orchid Island Capital, Inc.	157	1,138
PennyMac Mortgage Investment Trust	533	10,788
Redwood Trust, Inc.	585	9,500
Starwood Property Trust, Inc.	1,953	42,029
Two Harbors Investment Corp.	1,610	24,037
Western Asset Mortgage Capital Corp.	383	3,838
		329,015
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	56	5,197
Thrifts & Mortgage Finance - 1.0%
Beneficial Bancorp, Inc.	576	9,734
BofI Holding, Inc. (a)	434	14,925
Capitol Federal Financial, Inc.	965	12,294
Dime Community Bancshares, Inc.	238	4,248
Essent Group Ltd. (a)	565	25,001
Farmer Mac Class C (non-vtg.)	64	4,620
First Defiance Financial Corp.	126	3,794
Flagstar Bancorp, Inc. (a)	146	4,595
HomeStreet, Inc. (a)	199	5,274
Kearny Financial Corp.	671	9,293
Lendingtree, Inc. (a)	55	12,656
Meridian Bancorp, Inc. Maryland	370	6,290
Meta Financial Group, Inc.	72	5,951
MGIC Investment Corp. (a)	2,585	34,406
New York Community Bancorp, Inc.	3,686	38,224
NMI Holdings, Inc. (a)	404	9,151
Northfield Bancorp, Inc.	349	5,556
Northwest Bancshares, Inc.	780	13,510
OceanFirst Financial Corp.	230	6,261
Ocwen Financial Corp. (a)	746	2,939
Oritani Financial Corp.	264	4,105
PDL Community Bancorp	61	922
PennyMac Financial Services, Inc.	138	2,884
PHH Corp. (a)	385	4,231
Provident Financial Services, Inc.	464	11,391
Radian Group, Inc.	1,626	33,609
Sterling Bancorp, Inc.	127	1,436
TFS Financial Corp.	466	6,995
Trustco Bank Corp., New York	803	6,826
United Financial Bancorp, Inc. New	395	6,648
Walker & Dunlop, Inc.	210	11,105
Washington Federal, Inc.	687	21,984
WMI Holdings Corp. (a)	155	215
WSFS Financial Corp.	210	9,902
		350,975

TOTAL FINANCIALS		4,926,279

HEALTH CARE - 11.8%
Biotechnology - 3.7%
Abeona Therapeutics, Inc. (a)(b)	226	2,893
ACADIA Pharmaceuticals, Inc. (a)	712	14,781
Acceleron Pharma, Inc. (a)	248	14,193
Achaogen, Inc. (a)	175	698
Achillion Pharmaceuticals, Inc. (a)	937	3,448
Acorda Therapeutics, Inc. (a)	366	7,192
Adamas Pharmaceuticals, Inc. (a)	95	1,902
Aduro Biotech, Inc. (a)	233	1,713
Advaxis, Inc. (a)	295	277
Agenus, Inc. (a)	433	927
Agios Pharmaceuticals, Inc. (a)	245	18,894
Aimmune Therapeutics, Inc. (a)	159	4,338
Akebia Therapeutics, Inc. (a)	256	2,260
Alder Biopharmaceuticals, Inc. (a)	344	5,728
Alkermes PLC (a)	1,163	49,358
AMAG Pharmaceuticals, Inc. (a)	253	5,060
Amicus Therapeutics, Inc. (a)	1,100	13,299
AnaptysBio, Inc. (a)	44	4,390
Anavex Life Sciences Corp. (a)	260	710
Apellis Pharmaceuticals, Inc. (a)	94	1,671
Ardelyx, Inc. (a)	138	600
Arena Pharmaceuticals, Inc. (a)	184	8,468
Array BioPharma, Inc. (a)	1,262	19,182
Arrowhead Pharmaceuticals, Inc. (a)(b)	557	10,678
Atara Biotherapeutics, Inc. (a)	148	6,120
Athersys, Inc. (a)	911	1,913
Audentes Therapeutics, Inc. (a)	214	8,472
AVEO Pharmaceuticals, Inc. (a)	756	2,502
Bellicum Pharmaceuticals, Inc. (a)	111	684
BioCryst Pharmaceuticals, Inc. (a)	542	4,135
Biohaven Pharmaceutical Holding Co. Ltd. (a)	90	3,380
Blueprint Medicines Corp. (a)	192	14,988
Calithera Biosciences, Inc. (a)	168	882
Cara Therapeutics, Inc. (a)(b)	168	4,024
Catalyst Pharmaceutical Partners, Inc. (a)	717	2,710
Celldex Therapeutics, Inc. (a)	131	59
Clovis Oncology, Inc. (a)	327	9,604
Coherus BioSciences, Inc. (a)	270	4,455
Conatus Pharmaceuticals, Inc. (a)	171	992
Concert Pharmaceuticals, Inc. (a)	122	1,810
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	391	2,952
Cue Biopharma, Inc. (a)	72	652
Curis, Inc. (a)	192	342
Cytokinetics, Inc. (a)	258	2,541
CytomX Therapeutics, Inc. (a)	162	2,997
Deciphera Pharmaceuticals, Inc. (a)	48	1,859
Denali Therapeutics, Inc. (a)(b)	106	2,304
Dynavax Technologies Corp. (a)	288	3,571
Eagle Pharmaceuticals, Inc. (a)	58	4,021
Editas Medicine, Inc. (a)	107	3,405
Emergent BioSolutions, Inc. (a)	270	17,774
Enanta Pharmaceuticals, Inc. (a)	107	9,144
Epizyme, Inc. (a)	287	3,042
Esperion Therapeutics, Inc. (a)	128	5,679
Exact Sciences Corp. (a)	830	65,504
Exelixis, Inc. (a)	1,732	30,691
FibroGen, Inc. (a)	393	23,875
Five Prime Therapeutics, Inc. (a)	218	3,035
Flexion Therapeutics, Inc.(a)	181	3,387
Genomic Health, Inc. (a)	142	9,971
Geron Corp. (a)(b)	1,153	2,029
Global Blood Therapeutics, Inc. (a)	144	5,472
GlycoMimetics, Inc. (a)	195	2,808
Halozyme Therapeutics, Inc. (a)	906	16,462
Heron Therapeutics, Inc. (a)	326	10,318
Idera Pharmaceuticals, Inc. (a)	95	846
Immune Design Corp. (a)	208	718
ImmunoGen, Inc. (a)	694	6,572
Immunomedics, Inc. (a)	750	15,623
Inovio Pharmaceuticals, Inc. (a)	605	3,364
Insmed, Inc. (a)	480	9,706
Insys Therapeutics, Inc. (a)	197	1,986
Intellia Therapeutics, Inc. (a)	51	1,460
Intercept Pharmaceuticals, Inc. (a)	132	16,680
Intrexon Corp. (a)	444	7,646
Invitae Corp. (a)	222	3,714
Ionis Pharmaceuticals, Inc. (a)	924	47,660
Iovance Biotherapeutics, Inc. (a)	365	4,106
Ironwood Pharmaceuticals, Inc. Class A (a)	1,025	18,922
Jounce Therapeutics, Inc. (a)	26	169
Kadmon Holdings, Inc. (a)	607	2,027
Karyopharm Therapeutics, Inc. (a)	122	2,078
Keryx Biopharmaceuticals, Inc. (a)	846	2,876
Kura Oncology, Inc. (a)	136	2,380
La Jolla Pharmaceutical Co. (a)	101	2,033
Lexicon Pharmaceuticals, Inc. (a)	364	3,884
Ligand Pharmaceuticals, Inc. Class B (a)	146	40,076
Loxo Oncology, Inc. (a)	126	21,525
Macrogenics, Inc. (a)	222	4,760
MannKind Corp. (a)	394	721
Merrimack Pharmaceuticals, Inc. (a)	185	986
MiMedx Group, Inc. (a)	797	4,925
Minerva Neurosciences, Inc. (a)	114	1,431
Mirati Therapeutics, Inc. (a)	209	9,844
Momenta Pharmaceuticals, Inc. (a)	496	13,045
Myriad Genetics, Inc. (a)	524	24,104
Natera, Inc. (a)	184	4,405
Neurocrine Biosciences, Inc. (a)	661	81,270
NewLink Genetics Corp. (a)	157	375
Novavax, Inc. (a)(b)	1,948	3,662
Opko Health, Inc. (a)(b)	2,695	9,325
Organovo Holdings, Inc. (a)	662	761
PDL BioPharma, Inc. (a)	1,376	3,619
Portola Pharmaceuticals, Inc. (a)(b)	439	11,691
Progenics Pharmaceuticals, Inc. (a)	508	3,185
Prothena Corp. PLC (a)	246	3,218
PTC Therapeutics, Inc. (a)	262	12,314
Puma Biotechnology, Inc. (a)	216	9,904
Radius Health, Inc. (a)	264	4,699
REGENXBIO, Inc. (a)	150	11,325
Repligen Corp. (a)	250	13,865
Retrophin, Inc. (a)	277	7,958
Rigel Pharmaceuticals, Inc. (a)	983	3,155
Sage Therapeutics, Inc. (a)	238	33,618
Sangamo Therapeutics, Inc. (a)	545	9,238
Sarepta Therapeutics, Inc. (a)	384	62,020
Savara, Inc. (a)	159	1,774
Seattle Genetics, Inc. (a)	735	56,683
Selecta Biosciences, Inc. (a)	59	917
Seres Therapeutics, Inc. (a)	128	972
Solid Biosciences, Inc. (a)	56	2,642
Sorrento Therapeutics, Inc. (a)	163	717
Spark Therapeutics, Inc. (a)	175	9,546
Spectrum Pharmaceuticals, Inc. (a)	542	9,106
Stemline Therapeutics, Inc. (a)	142	2,357
Syndax Pharmaceuticals, Inc. (a)	117	945
Synergy Pharmaceuticals, Inc. (a)(b)	1,635	2,780
Syros Pharmaceuticals, Inc. (a)	157	1,870
TESARO, Inc. (a)	260	10,143
TG Therapeutics, Inc. (a)	306	1,714
Tocagen, Inc. (a)	80	1,247
Ultragenyx Pharmaceutical, Inc. (a)	288	21,986
United Therapeutics Corp. (a)	327	41,817
Vanda Pharmaceuticals, Inc. (a)	335	7,688
Verastem, Inc. (a)	322	2,335
Vericel Corp. (a)	246	3,481
Voyager Therapeutics, Inc. (a)	160	3,027
Xencor, Inc. (a)	288	11,223
ZIOPHARM Oncology, Inc. (a)(b)	904	2,893
		1,256,562
Health Care Equipment & Supplies - 2.9%
Accuray, Inc. (a)	645	2,903
Angiodynamics, Inc. (a)	251	5,457
Anika Therapeutics, Inc. (a)	107	4,513
Antares Pharma, Inc. (a)	1,018	3,420
Atricure, Inc. (a)	243	8,512
Atrion Corp.	11	7,643
Avanos Medical, Inc. (a)	356	24,386
AxoGen, Inc. (a)	199	7,333
Cantel Medical Corp.	277	25,501
Cardiovascular Systems, Inc. (a)	258	10,098
Cerus Corp. (a)	825	5,948
CONMED Corp.	193	15,289
Cryolife, Inc. (a)	215	7,568
Cutera, Inc. (a)	117	3,808
DexCom, Inc. (a)	645	92,261
Endologix, Inc. (a)	512	978
Genmark Diagnostics, Inc. (a)	358	2,631
Glaukos Corp. (a)	89	5,776
Globus Medical, Inc. (a)	546	30,991
Haemonetics Corp. (a)	396	45,374
Heska Corp. (a)	48	5,439
Hill-Rom Holdings, Inc.	455	42,952
ICU Medical, Inc. (a)	113	31,951
Inogen, Inc. (a)	122	29,783
Insulet Corp. (a)	437	46,300
Integer Holdings Corp. (a)	210	17,420
Integra LifeSciences Holdings Corp. (a)	456	30,037
Invacare Corp.	234	3,405
iRhythm Technologies, Inc. (a)	54	5,112
K2M Group Holdings, Inc. (a)	261	7,144
Lantheus Holdings, Inc. (a)	218	3,259
LeMaitre Vascular, Inc.	87	3,370
LivaNova PLC (a)	335	41,530
Masimo Corp. (a)	335	41,721
Meridian Bioscience, Inc.	302	4,500
Merit Medical Systems, Inc. (a)	342	21,016
Natus Medical, Inc. (a)	249	8,877
Neogen Corp. (a)	384	27,468
Nevro Corp. (a)	174	9,918
NuVasive, Inc. (a)	385	27,327
NxStage Medical, Inc. (a)	459	12,802
OraSure Technologies, Inc. (a)	437	6,752
Orthofix International NV (a)	138	7,978
Penumbra, Inc. (a)	195	29,192
Pulse Biosciences, Inc. (a)	35	497
Quidel Corp. (a)	217	14,142
Rockwell Medical Technologies, Inc. (a)(b)	385	1,625
Sientra, Inc. (a)	98	2,340
Staar Surgical Co. (a)	207	9,936
Steris PLC	646	73,902
Tactile Systems Technology, Inc. (a)	107	7,602
Varex Imaging Corp. (a)	290	8,311
ViewRay, Inc. (a)	245	2,293
West Pharmaceutical Services, Inc.	558	68,896
Wright Medical Group NV (a)	792	22,984
		988,171
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)	586	20,627
Aceto Corp.	190	429
Amedisys, Inc. (a)	213	26,616
American Renal Associates Holdings, Inc. (a)	89	1,927
AMN Healthcare Services, Inc. (a)	370	20,239
BioScrip, Inc. (a)	939	2,911
BioTelemetry, Inc. (a)	219	14,115
Brookdale Senior Living, Inc. (a)	1,397	13,733
Capital Senior Living Corp. (a)	213	2,011
Chemed Corp.	124	39,628
Community Health Systems, Inc. (a)	797	2,758
Corvel Corp. (a)	75	4,519
Cross Country Healthcare, Inc. (a)	213	1,859
Diplomat Pharmacy, Inc. (a)	341	6,619
Envision Healthcare Corp. (a)	893	40,837
G1 Therapeutics, Inc. (a)	55	2,876
HealthEquity, Inc. (a)	329	31,061
HealthSouth Corp.	688	53,630
LHC Group, Inc. (a)	117	12,050
LifePoint Hospitals, Inc. (a)	309	19,900
Magellan Health Services, Inc. (a)	175	12,609
MEDNAX, Inc. (a)	706	32,942
Molina Healthcare, Inc. (a)	327	48,625
National Healthcare Corp.	72	5,427
National Vision Holdings, Inc.	128	5,778
OptiNose, Inc.	39	485
Owens & Minor, Inc.	450	7,434
Patterson Companies, Inc.	646	15,795
Premier, Inc. (a)	388	17,763
Providence Service Corp. (a)	96	6,459
Quorum Health Corp. (a)	179	1,049
RadNet, Inc. (a)	216	3,251
Select Medical Holdings Corp. (a)	836	15,382
Surgery Partners, Inc. (a)	155	2,558
Tenet Healthcare Corp. (a)	613	17,446
The Ensign Group, Inc.	371	14,068
Tivity Health, Inc. (a)	251	8,070
Triple-S Management Corp. (a)	171	3,230
U.S. Physical Therapy, Inc.	95	11,267
Wellcare Health Plans, Inc. (a)	338	108,326
		656,309
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	1,409	20,078
athenahealth, Inc. (a)	300	40,080
Castlight Health, Inc. Class B (a)	290	783
Computer Programs & Systems, Inc.	82	2,202
Evolent Health, Inc. (a)	138	3,919
HealthStream, Inc.	196	6,078
HMS Holdings Corp. (a)	648	21,261
Inovalon Holdings, Inc. Class A (a)	506	5,085
Medidata Solutions, Inc. (a)	419	30,717
Nextgen Healthcare, Inc. (a)	336	6,747
Omnicell, Inc. (a)	280	20,132
Tabula Rasa HealthCare, Inc. (a)	102	8,281
Teladoc Health, Inc. (a)	272	23,487
Veeva Systems, Inc. Class A (a)	772	84,048
Vocera Communications, Inc. (a)	196	7,170
		280,068
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (a)(b)	169	3,879
Bio-Rad Laboratories, Inc. Class A (a)	159	49,765
Bio-Techne Corp.	285	58,171
Bruker Corp.	807	26,994
Cambrex Corp. (a)	245	16,758
Charles River Laboratories International, Inc. (a)	360	48,434
Codexis, Inc. (a)	280	4,802
Enzo Biochem, Inc. (a)	262	1,079
Fluidigm Corp. (a)	270	2,022
Luminex Corp.	309	9,366
Medpace Holdings, Inc. (a)	57	3,415
Nanostring Technologies, Inc. (a)	91	1,623
NeoGenomics, Inc. (a)	404	6,201
Pacific Biosciences of California, Inc. (a)	656	3,549
PerkinElmer, Inc.	837	81,415
PRA Health Sciences, Inc. (a)	293	32,286
Syneos Health, Inc. (a)	413	21,290
		371,049
Pharmaceuticals - 1.3%
Aclaris Therapeutics, Inc. (a)	137	1,989
Adamis Pharmaceuticals Corp. (a)	180	630
Aerie Pharmaceuticals, Inc. (a)	260	16,003
Akcea Therapeutics, Inc. (a)	126	4,413
Akorn, Inc. (a)	678	8,800
Amneal Pharmaceuticals, Inc. (a)	558	12,382
Amphastar Pharmaceuticals, Inc. (a)	254	4,887
ANI Pharmaceuticals, Inc. (a)	64	3,619
Aratana Therapeutics, Inc. (a)	219	1,279
Assembly Biosciences, Inc. (a)	120	4,457
Assertio Therapeutics, Inc. (a)	432	2,540
Biodelivery Sciences International, Inc. (a)	311	871
Catalent, Inc. (a)	960	43,728
Clementia Pharmaceuticals, Inc. (a)	50	558
Collegium Pharmaceutical, Inc. (a)	133	1,960
Corcept Therapeutics, Inc. (a)	615	8,622
Corium International, Inc. (a)	169	1,607
CymaBay Therapeutics, Inc. (a)	458	5,075
Dermira, Inc. (a)	200	2,180
Endo International PLC (a)	1,513	25,464
Horizon Pharma PLC (a)	1,236	24,201
Innoviva, Inc. (a)	571	8,702
Intersect ENT, Inc. (a)	186	5,348
Intra-Cellular Therapies, Inc. (a)	275	5,968
Jazz Pharmaceuticals PLC (a)	456	76,667
Kala Pharmaceuticals, Inc. (a)	49	484
Lannett Co., Inc. (a)(b)	217	1,031
Mallinckrodt PLC (a)	814	23,858
Melinta Therapeutics, Inc. (a)	34	134
MyoKardia, Inc. (a)	121	7,889
Neos Therapeutics, Inc. (a)	131	635
Ocular Therapeutix, Inc. (a)	134	922
Omeros Corp. (a)(b)	307	7,494
Otonomy, Inc. (a)	192	528
Pacira Pharmaceuticals, Inc. (a)	287	14,106
Paratek Pharmaceuticals, Inc. (a)	100	970
Phibro Animal Health Corp. Class A	140	6,006
Prestige Brands Holdings, Inc. (a)	400	15,156
Reata Pharmaceuticals, Inc. (a)	55	4,497
Revance Therapeutics, Inc. (a)	144	3,578
Rhythm Pharmaceuticals, Inc.	56	1,634
Supernus Pharmaceuticals, Inc. (a)	380	19,133
Teligent, Inc. (a)	254	1,003
Tetraphase Pharmaceuticals, Inc. (a)	230	635
The Medicines Company (a)(b)	542	16,211
TherapeuticsMD, Inc. (a)	1,264	8,292
Theravance Biopharma, Inc. (a)	300	9,801
WAVE Life Sciences (a)	64	3,200
Zogenix, Inc. (a)	195	9,672
Zynerba Pharmaceuticals, Inc. (a)	71	579
		429,398

TOTAL HEALTH CARE		3,981,557

INDUSTRIALS - 15.3%
Aerospace & Defense - 1.4%
AAR Corp.	245	11,733
Aerojet Rocketdyne Holdings, Inc. (a)	534	18,151
AeroVironment, Inc. (a)	159	17,835
Astronics Corp. (a)	165	7,178
Axon Enterprise, Inc. (a)	399	27,304
BWX Technologies, Inc.	760	47,530
Cubic Corp.	192	14,026
Curtiss-Wright Corp.	337	46,311
Ducommun, Inc. (a)	83	3,390
Engility Holdings, Inc. (a)	125	4,499
Esterline Technologies Corp. (a)	222	20,191
HEICO Corp.	309	28,616
HEICO Corp. Class A	545	41,148
Hexcel Corp.	699	46,868
KEYW Holding Corp. (a)	333	2,884
Kratos Defense & Security Solutions, Inc. (a)	439	6,488
Mercury Systems, Inc. (a)	357	19,749
Moog, Inc. Class A	247	21,235
National Presto Industries, Inc.	38	4,927
Sparton Corp. (a)	57	823
Teledyne Technologies, Inc. (a)	265	65,370
Triumph Group, Inc.	384	8,947
Vectrus, Inc. (a)	95	2,963
Wesco Aircraft Holdings, Inc. (a)	473	5,321
		473,487
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	374	8,030
Atlas Air Worldwide Holdings, Inc. (a)	195	12,431
Echo Global Logistics, Inc. (a)	202	6,252
Forward Air Corp.	230	16,491
Hub Group, Inc. Class A (a)	256	11,674
		54,878
Airlines - 0.6%
Alaska Air Group, Inc.	941	64,797
Allegiant Travel Co.	101	12,807
Hawaiian Holdings, Inc.	409	16,401
JetBlue Airways Corp. (a)	2,476	47,935
SkyWest, Inc.	393	23,148
Spirit Airlines, Inc. (a)	530	24,894
		189,982
Building Products - 1.2%
AAON, Inc.	295	11,151
Advanced Drain Systems, Inc. Del	276	8,528
Allegion PLC	731	66,207
American Woodmark Corp. (a)	109	8,551
Apogee Enterprises, Inc.	224	9,256
Armstrong World Industries, Inc. (a)	381	26,518
Builders FirstSource, Inc. (a)	676	9,924
Continental Building Products, Inc. (a)	303	11,378
COVIA Corp. (a)	240	2,153
CSW Industrials, Inc. (a)	117	6,283
GCP Applied Technologies, Inc. (a)	545	14,470
Gibraltar Industries, Inc. (a)	239	10,898
GMS, Inc. (a)	63	1,462
Griffon Corp.	216	3,488
Insteel Industries, Inc.	138	4,951
Jeld-Wen Holding, Inc. (a)	281	6,929
Lennox International, Inc.	296	64,646
Masonite International Corp. (a)	228	14,615
NCI Building Systems, Inc. (a)	290	4,394
Patrick Industries, Inc. (a)	167	9,886
PGT, Inc. (a)	375	8,100
Quanex Building Products Corp.	273	4,969
Simpson Manufacturing Co. Ltd.	309	22,390
Trex Co., Inc. (a)	446	34,333
Universal Forest Products, Inc.	480	16,958
USG Corp. (a)	700	30,317
		412,755
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	432	13,932
ACCO Brands Corp.	835	9,436
ADS Waste Holdings, Inc. (a)	142	3,845
Brady Corp. Class A	360	15,750
Casella Waste Systems, Inc. Class A (a)	303	9,411
CECO Environmental Corp.	215	1,694
Clean Harbors, Inc. (a)	398	28,489
Copart, Inc. (a)	1,558	80,284
Covanta Holding Corp.	981	15,941
Deluxe Corp.	373	21,239
Ennis, Inc.	184	3,763
Essendant, Inc.	278	3,564
Evoqua Water Technologies Corp. (a)	226	4,018
Healthcare Services Group, Inc.	556	22,585
Heritage-Crystal Clean, Inc. (a)	88	1,879
Herman Miller, Inc.	461	17,702
HNI Corp.	334	14,776
Hudson Technologies, Inc. (a)	246	315
Interface, Inc.	508	11,862
KAR Auction Services, Inc.	1,053	62,854
Kimball International, Inc. Class B	282	4,724
Knoll, Inc.	380	8,911
LSC Communications, Inc.	205	2,267
Matthews International Corp. Class A	253	12,688
McGrath RentCorp.	189	10,295
Mobile Mini, Inc.	338	14,821
Msa Safety, Inc.	239	25,439
Multi-Color Corp.	103	6,412
PICO Holdings, Inc.	186	2,334
Pitney Bowes, Inc.	1,450	10,266
Quad/Graphics, Inc.	235	4,897
R.R. Donnelley & Sons Co.	590	3,186
Rollins, Inc.	735	44,607
SP Plus Corp. (a)	132	4,818
Steelcase, Inc. Class A	686	12,691
Stericycle, Inc. (a)	646	37,907
Team, Inc. (a)	230	5,175
Tetra Tech, Inc.	435	29,711
The Brink's Co.	343	23,924
U.S. Ecology, Inc.	165	12,169
UniFirst Corp.	118	20,491
Viad Corp.	157	9,302
VSE Corp.	58	1,922
		652,296
Construction & Engineering - 1.2%
AECOM (a)	1,171	38,245
Aegion Corp. (a)	264	6,700
Argan, Inc.	104	4,472
Comfort Systems U.S.A., Inc.	283	15,961
Dycom Industries, Inc. (a)	241	20,389
EMCOR Group, Inc.	461	34,626
Fluor Corp.	1,063	61,760
Goldfield Corp.	158	672
Granite Construction, Inc.	307	14,030
Great Lakes Dredge & Dock Corp. (a)	538	3,336
Jacobs Engineering Group, Inc.	921	70,457
KBR, Inc.	1,092	23,074
Keane Group, Inc. (a)	192	2,375
MasTec, Inc. (a)	507	22,638
MYR Group, Inc. (a)	119	3,884
NV5 Holdings, Inc. (a)	56	4,855
Primoris Services Corp.	299	7,421
Quanta Services, Inc. (a)	1,151	38,420
Sterling Construction Co., Inc. (a)	192	2,749
Tutor Perini Corp. (a)	295	5,546
Valmont Industries, Inc.	173	23,961
		405,571
Electrical Equipment - 0.7%
Acuity Brands, Inc.	320	50,304
AZZ, Inc.	202	10,201
Babcock & Wilcox Enterprises, Inc. (a)	165	170
Encore Wire Corp.	161	8,066
Energous Corp. (a)(b)	139	1,407
EnerSys	332	28,927
FuelCell Energy, Inc. (a)	504	539
Generac Holdings, Inc. (a)	490	27,641
Hubbell, Inc. Class B	394	52,627
Plug Power, Inc. (a)(b)	1,400	2,688
Powell Industries, Inc.	56	2,031
Regal Beloit Corp.	346	28,528
Sunrun, Inc. (a)	500	6,220
Thermon Group Holdings, Inc. (a)	256	6,600
TPI Composites, Inc. (a)	100	2,855
Vivint Solar, Inc. (a)	163	848
		229,652
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	493	60,047
ITT, Inc.	670	41,044
Raven Industries, Inc.	272	12,444
		113,535
Machinery - 4.4%
Actuant Corp. Class A	453	12,639
AGCO Corp.	513	31,185
Alamo Group, Inc.	70	6,413
Albany International Corp. Class A	223	17,729
Allison Transmission Holdings, Inc.	1,263	65,689
Altra Industrial Motion Corp.	190	7,847
American Railcar Industries, Inc.	62	2,858
Apergy Corp. (a)	596	25,962
Astec Industries, Inc.	142	7,158
Barnes Group, Inc.	381	27,062
Briggs & Stratton Corp.	340	6,538
Cactus, Inc. (a)	211	8,077
Chart Industries, Inc. (a)	234	18,329
CIRCOR International, Inc.	131	6,223
Colfax Corp. (a)	743	26,793
Columbus McKinnon Corp. (NY Shares)	163	6,445
Commercial Vehicle Group, Inc. (a)	223	2,043
Crane Co.	381	37,471
Donaldson Co., Inc.	1,007	58,668
Douglas Dynamics, Inc.	178	7,814
Energy Recovery, Inc. (a)	223	1,996
EnPro Industries, Inc.	163	11,888
ESCO Technologies, Inc.	198	13,474
ExOne Co. (a)	79	749
Federal Signal Corp.	453	12,131
Flowserve Corp.	998	54,581
Franklin Electric Co., Inc.	295	13,939
FreightCar America, Inc. (a)	76	1,221
Gardner Denver Holdings, Inc. (a)	334	9,466
Global Brass & Copper Holdings, Inc.	172	6,347
Gorman-Rupp Co.	150	5,475
Graco, Inc.	1,276	59,130
Greenbrier Companies, Inc.	219	13,162
Harsco Corp. (a)	619	17,672
Hillenbrand, Inc.	477	24,947
Hyster-Yale Materials Handling Class A	72	4,430
John Bean Technologies Corp.	221	26,365
Kadant, Inc.	85	9,167
Kennametal, Inc.	610	26,572
Lincoln Electric Holdings, Inc.	470	43,917
Lindsay Corp.	79	7,919
Lydall, Inc. (a)	138	5,948
Manitowoc Co., Inc. (a)	276	6,621
Meritor, Inc. (a)	652	12,623
Middleby Corp. (a)	440	56,914
Milacron Holdings Corp. (a)	211	4,273
Mueller Industries, Inc.	443	12,838
Mueller Water Products, Inc. Class A	1,243	14,307
Navistar International Corp. New (a)	497	19,135
NN, Inc.	196	3,058
Nordson Corp.	406	56,393
Oshkosh Corp.	566	40,322
ProPetro Holding Corp. (a)	456	7,519
Proto Labs, Inc. (a)	185	29,924
RBC Bearings, Inc. (a)	180	27,065
Rexnord Corp. (a)	771	23,747
Spartan Motors, Inc.	229	3,378
SPX Corp. (a)	327	10,892
SPX Flow, Inc. (a)	322	16,744
Standex International Corp.	96	10,008
Sun Hydraulics Corp.	196	10,737
Tennant Co.	131	9,949
Terex Corp.	809	32,287
Timken Co.	531	26,470
Titan International, Inc.	345	2,560
Toro Co.	836	50,135
TriMas Corp. (a)	356	10,822
Trinity Industries, Inc.	1,164	42,649
Wabash National Corp.	495	9,024
WABCO Holdings, Inc. (a)	394	46,468
Wabtec Corp.	681	71,423
Watts Water Technologies, Inc. Class A	210	17,430
Woodward, Inc.	420	33,961
		1,473,115
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	182	1,023
Kirby Corp. (a)	408	33,558
Matson, Inc.	331	13,121
		47,702
Professional Services - 1.3%
Acacia Research Corp. (a)	315	1,008
Asgn, Inc. (a)	373	29,441
Barrett Business Services, Inc.	53	3,539
CBIZ, Inc. (a)	426	10,096
CRA International, Inc.	63	3,164
Dun & Bradstreet Corp.	279	39,760
Exponent, Inc.	393	21,065
Forrester Research, Inc.	72	3,305
FTI Consulting, Inc. (a)	323	23,640
Heidrick & Struggles International, Inc.	134	4,536
Huron Consulting Group, Inc. (a)	167	8,250
ICF International, Inc.	144	10,865
InnerWorkings, Inc. (a)	286	2,265
Insperity, Inc.	289	34,088
Kelly Services, Inc. Class A (non-vtg.)	236	5,671
Kforce, Inc.	187	7,031
Korn/Ferry International	446	21,961
Manpower, Inc.	510	43,840
MISTRAS Group, Inc. (a)	116	2,514
Navigant Consulting, Inc.	362	8,348
Resources Connection, Inc.	229	3,801
Robert Half International, Inc.	986	69,395
TransUnion Holding Co., Inc.	670	49,299
TriNet Group, Inc. (a)	263	14,812
TrueBlue, Inc. (a)	329	8,570
WageWorks, Inc. (a)	285	12,184
Willdan Group, Inc. (a)	57	1,936
		444,384
Road & Rail - 0.7%
AMERCO	42	14,979
ArcBest Corp.	188	9,127
Avis Budget Group, Inc. (a)	662	21,277
Covenant Transport Group, Inc. Class A (a)	81	2,354
Daseke, Inc. (a)	283	2,270
Genesee & Wyoming, Inc. Class A (a)	468	42,583
Heartland Express, Inc.	344	6,787
Knight-Swift Transportation Holdings, Inc. Class A	512	17,654
Landstar System, Inc.	316	38,552
Marten Transport Ltd.	296	6,231
Ryder System, Inc.	405	29,593
Saia, Inc. (a)	193	14,755
Schneider National, Inc. Class B	242	6,045
Werner Enterprises, Inc.	332	11,736
YRC Worldwide, Inc. (a)	229	2,056
		225,999
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	726	33,309
Aircastle Ltd.	433	9,487
Applied Industrial Technologies, Inc.	300	23,475
Beacon Roofing Supply, Inc. (a)	459	16,611
BMC Stock Holdings, Inc. (a)	344	6,416
CAI International, Inc. (a)	128	2,927
DXP Enterprises, Inc. (a)	116	4,648
GATX Corp.	305	26,410
H&E Equipment Services, Inc.	230	8,689
HD Supply Holdings, Inc. (a)	1,416	60,591
Herc Holdings, Inc. (a)	179	9,165
Kaman Corp.	212	14,157
MRC Global, Inc. (a)	724	13,589
MSC Industrial Direct Co., Inc. Class A	341	30,046
Nexeo Solutions, Inc. (a)	488	5,978
Now, Inc. (a)	828	13,703
Rush Enterprises, Inc. Class A	238	9,356
SiteOne Landscape Supply, Inc. (a)	167	12,582
Systemax, Inc.	96	3,162
Textainer Group Holdings Ltd. (a)	198	2,534
Titan Machinery, Inc. (a)	154	2,385
Triton International Ltd.	251	8,351
Univar, Inc. (a)	777	23,823
Veritiv Corp. (a)	69	2,512
Watsco, Inc.	196	34,908
WESCO International, Inc. (a)	323	19,848
		398,662
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	571	26,340

TOTAL INDUSTRIALS		5,148,358

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.4%
ADTRAN, Inc.	357	6,301
Aerohive Networks, Inc. (a)	224	923
Applied Optoelectronics, Inc. (a)(b)	130	3,206
Arris International PLC (a)	1,451	37,711
CalAmp Corp. (a)	287	6,877
Calix Networks, Inc. (a)	350	2,835
Carvana Co. Class A (a)(b)	119	7,032
Ciena Corp. (a)	1,054	32,927
CommScope Holding Co., Inc. (a)	1,458	44,848
Comtech Telecommunications Corp.	200	7,254
EchoStar Holding Corp. Class A (a)	360	16,693
EMCORE Corp. (a)	180	855
Extreme Networks, Inc. (a)	760	4,165
F5 Networks, Inc. (a)	476	94,924
Finisar Corp. (a)	852	16,231
Harmonic, Inc. (a)	611	3,361
Infinera Corp. (a)	1,123	8,198
InterDigital, Inc.	256	20,480
Lumentum Holdings, Inc. (a)	419	25,119
NETGEAR, Inc. (a)	253	15,901
NetScout Systems, Inc. (a)	704	17,776
Oclaro, Inc. (a)	976	8,725
Plantronics, Inc.	257	15,497
Quantenna Communications, Inc. (a)	49	904
Sonus Networks, Inc. (a)	387	2,643
Ubiquiti Networks, Inc. (b)	191	18,882
ViaSat, Inc. (a)	394	25,196
Viavi Solutions, Inc. (a)	1,771	20,083
		465,547
Electronic Equipment & Components - 2.8%
Anixter International, Inc. (a)	220	15,466
Arrow Electronics, Inc. (a)	682	50,277
Avnet, Inc.	980	43,875
AVX Corp.	352	6,354
Badger Meter, Inc.	225	11,914
Belden, Inc.	322	22,994
Benchmark Electronics, Inc.	360	8,424
Cardtronics PLC (a)	349	11,042
Casa Systems, Inc. (a)	571	8,422
Coherent, Inc. (a)	188	32,372
Control4 Corp. (a)	128	4,394
CTS Corp.	256	8,781
Daktronics, Inc.	331	2,595
Dolby Laboratories, Inc. Class A	437	30,577
Electro Scientific Industries, Inc. (a)	241	4,205
ePlus, Inc. (a)	97	8,992
Fabrinet	282	13,045
FARO Technologies, Inc. (a)	129	8,301
Fitbit, Inc. (a)	1,042	5,575
FLIR Systems, Inc.	1,040	63,929
II-VI, Inc. (a)	413	19,535
Insight Enterprises, Inc. (a)	273	14,767
IPG Photonics Corp. (a)	282	44,012
Iteris, Inc. (a)	168	904
Itron, Inc. (a)	254	16,307
Jabil, Inc.	1,424	38,562
KEMET Corp. (a)	330	6,122
Keysight Technologies, Inc. (a)	1,297	85,965
Knowles Corp. (a)	686	11,401
Littelfuse, Inc.	171	33,839
Maxwell Technologies, Inc. (a)	220	768
Mesa Laboratories, Inc.	26	4,826
Methode Electronics, Inc. Class A	297	10,751
MicroVision, Inc. (a)	592	716
MTS Systems Corp.	129	7,063
National Instruments Corp.	808	39,051
Novanta, Inc. (a)	240	16,416
OSI Systems, Inc. (a)	142	10,836
Park Electrochemical Corp.	134	2,612
PC Mall, Inc. (a)	52	1,017
Plexus Corp. (a)	259	15,154
Rogers Corp. (a)	138	20,330
Sanmina Corp. (a)	560	15,456
ScanSource, Inc. (a)	183	7,302
SYNNEX Corp.	224	18,973
Tech Data Corp. (a)	266	19,038
TTM Technologies, Inc. (a)	652	10,373
Vishay Intertechnology, Inc.	1,024	20,838
Zebra Technologies Corp. Class A (a)	403	71,262
		925,730
Internet Software & Services - 2.1%
2U, Inc. (a)	317	23,835
Alarm.com Holdings, Inc. (a)	102	5,855
ANGI Homeservices, Inc. Class A (a)(b)	391	9,181
AppFolio, Inc. (a)	81	6,350
Apptio, Inc. Class A (a)	51	1,885
Benefitfocus, Inc. (a)	114	4,611
BlackLine, Inc. (a)	61	3,445
Box, Inc. Class A (a)	445	10,640
Carbonite, Inc. (a)	140	4,991
Care.com, Inc. (a)	127	2,808
Cision Ltd. (a)	287	4,822
Cloudera, Inc. (a)	626	11,049
Cornerstone OnDemand, Inc. (a)	390	22,133
Coupa Software, Inc. (a)	226	17,877
Endurance International Group Holdings, Inc. (a)	474	4,171
Envestnet, Inc. (a)	335	20,418
Etsy, Inc. (a)	729	37,456
Five9, Inc. (a)	292	12,757
GoDaddy, Inc. (a)	378	31,521
Gogo, Inc. (a)(b)	479	2,486
GrubHub, Inc. (a)	653	90,519
GTT Communications, Inc. (a)(b)	201	8,723
Hortonworks, Inc. (a)	333	7,596
Instructure, Inc. (a)	50	1,770
Internap Network Services Corp. (a)	130	1,642
j2 Global, Inc.	367	30,406
Limelight Networks, Inc. (a)	634	3,183
LivePerson, Inc. (a)	415	10,769
LogMeIn, Inc.	397	35,373
Match Group, Inc. (a)	343	19,863
MeetMe, Inc. (a)	388	1,921
MINDBODY, Inc. (a)	135	5,488
MongoDB, Inc. Class A	72	5,872
New Relic, Inc. (a)	241	22,709
Nutanix, Inc. Class A (a)	139	5,938
Okta, Inc. (a)	146	10,273
Pandora Media, Inc. (a)	1,749	16,633
Q2 Holdings, Inc. (a)	208	12,594
QuinStreet, Inc. (a)	249	3,379
Quotient Technology, Inc. (a)	530	8,215
Shutterstock, Inc.	149	8,132
SPS Commerce, Inc. (a)	128	12,703
Stamps.com, Inc. (a)	120	27,144
The Trade Desk, Inc. (a)	82	12,375
TrueCar, Inc. (a)	411	5,795
Twilio, Inc. Class A (a)	111	9,577
Web.com Group, Inc. (a)	392	10,937
XO Group, Inc. (a)	198	6,827
Yatra Online, Inc. (a)	101	564
Yelp, Inc. (a)	463	22,780
Zillow Group, Inc.:
Class A (a)	359	15,868
Class C (a)	784	34,692
		708,551
IT Services - 2.3%
Acxiom Holdings, Inc. (a)	592	29,251
Booz Allen Hamilton Holding Corp. Class A	1,133	56,231
CACI International, Inc. Class A (a)	187	34,436
Cass Information Systems, Inc.	78	5,079
Conduent, Inc. (a)	1,291	29,073
Convergys Corp.	723	17,164
CoreLogic, Inc. (a)	664	32,808
CSG Systems International, Inc.	252	10,115
EPAM Systems, Inc. (a)	344	47,369
Euronet Worldwide, Inc. (a)	400	40,088
Everi Holdings, Inc. (a)	532	4,878
EVERTEC, Inc.	478	11,520
ExlService Holdings, Inc. (a)	251	16,616
First Data Corp. Class A (a)	1,436	35,139
Genpact Ltd.	1,045	31,987
Hackett Group, Inc.	189	3,808
ManTech International Corp. Class A	195	12,344
Maximus, Inc.	496	32,270
MoneyGram International, Inc. (a)	189	1,011
NIC, Inc.	483	7,148
Perficient, Inc. (a)	264	7,036
Perspecta, Inc.	1,094	28,138
Presidio, Inc.	125	1,906
Sabre Corp.	1,586	41,363
Science Applications International Corp.	343	27,646
Sykes Enterprises, Inc. (a)	307	9,360
Syntel, Inc. (a)	217	8,893
Teradata Corp. (a)	991	37,371
The Western Union Co.	3,501	66,729
Travelport Worldwide Ltd.	953	16,077
Ttec Holdings, Inc.	116	3,004
Unisys Corp. (a)	386	7,874
Virtusa Corp. (a)	207	11,118
WEX, Inc. (a)	292	58,622
		783,472
Semiconductors & Semiconductor Equipment - 2.0%
Acacia Communications, Inc. (a)	107	4,427
Advanced Energy Industries, Inc. (a)	307	15,857
Alpha & Omega Semiconductor Ltd. (a)	117	1,361
Amkor Technology, Inc. (a)	987	7,294
Axcelis Technologies, Inc. (a)	225	4,421
AXT, Inc. (a)	210	1,502
Brooks Automation, Inc.	527	18,461
Cabot Microelectronics Corp.	187	19,293
Ceva, Inc. (a)	168	4,830
Cirrus Logic, Inc. (a)	503	19,416
Cohu, Inc.	225	5,648
Cree, Inc. (a)	758	28,705
CyberOptics Corp. (a)	46	929
Cypress Semiconductor Corp.	2,443	35,399
Diodes, Inc. (a)	301	10,020
Entegris, Inc.	1,075	31,121
First Solar, Inc. (a)	596	28,858
FormFactor, Inc. (a)	554	7,618
Ichor Holdings Ltd. (a)	131	2,675
Impinj, Inc. (a)(b)	129	3,202
Inphi Corp. (a)	290	11,014
Integrated Device Technology, Inc. (a)	1,027	48,279
Kopin Corp. (a)	423	1,024
Kulicke & Soffa Industries, Inc.	547	13,040
Lattice Semiconductor Corp. (a)	940	7,520
MACOM Technology Solutions Holdings, Inc. (a)	259	5,335
Marvell Technology Group Ltd.	32	618
MaxLinear, Inc. Class A (a)	380	7,554
MKS Instruments, Inc.	407	32,621
Monolithic Power Systems, Inc.	283	35,525
Nanometrics, Inc. (a)	195	7,316
NeoPhotonics Corp. (a)	264	2,191
NVE Corp.	37	3,918
PDF Solutions, Inc. (a)	179	1,616
Photronics, Inc. (a)	512	5,043
Pixelworks, Inc. (a)	190	857
Power Integrations, Inc.	226	14,283
Rambus, Inc. (a)	842	9,186
Rudolph Technologies, Inc. (a)	227	5,550
Semtech Corp. (a)	497	27,633
Silicon Laboratories, Inc. (a)	316	29,009
SMART Global Holdings, Inc. (a)	33	948
SolarEdge Technologies, Inc. (a)	224	8,434
SunPower Corp. (a)(b)	410	2,993
Synaptics, Inc. (a)	260	11,861
Teradyne, Inc.	1,543	57,060
Ultra Clean Holdings, Inc. (a)	233	2,924
Universal Display Corp. (b)	339	39,968
Veeco Instruments, Inc. (a)	306	3,137
Versum Materials, Inc.	826	29,744
Xcerra Corp. (a)	423	6,036
Xperi Corp.	349	5,183
		688,457
Software - 4.5%
8x8, Inc. (a)	700	14,875
A10 Networks, Inc. (a)	293	1,781
ACI Worldwide, Inc. (a)	892	25,101
Altair Engineering, Inc. Class A (a)	165	7,169
Appian Corp. Class A (a)	53	1,754
Aspen Technology, Inc. (a)	589	67,093
Asure Software, Inc. (a)	62	770
Avaya Holdings Corp. (a)	804	17,801
Black Knight, Inc. (a)	184	9,559
Blackbaud, Inc.	363	36,837
Bottomline Technologies, Inc. (a)	281	20,432
CDK Global, Inc.	1,001	62,623
CommVault Systems, Inc. (a)	316	22,120
Digimarc Corp. (a)	86	2,705
Ebix, Inc.	174	13,772
Ellie Mae, Inc. (a)	257	24,356
Everbridge, Inc. (a)	133	7,666
Fair Isaac Corp. (a)	236	53,938
FireEye, Inc. (a)	1,169	19,873
Forescout Technologies, Inc. (a)	162	6,117
Fortinet, Inc. (a)	1,121	103,435
Glu Mobile, Inc. (a)	753	5,610
Guidewire Software, Inc. (a)	559	56,465
HubSpot, Inc. (a)	233	35,171
Imperva, Inc. (a)	224	10,405
Manhattan Associates, Inc. (a)	545	29,757
MicroStrategy, Inc. Class A (a)	69	9,703
Mitek Systems, Inc. (a)	285	2,009
MobileIron, Inc. (a)	391	2,072
Model N, Inc. (a)	172	2,726
Monotype Imaging Holdings, Inc.	304	6,141
Nuance Communications, Inc. (a)	1,954	33,843
Onespan, Inc. (a)	231	4,401
Parametric Technology Corp. (a)	880	93,447
Paycom Software, Inc. (a)	309	48,022
Paylocity Holding Corp. (a)	181	14,538
Pegasystems, Inc.	275	17,215
Progress Software Corp.	377	13,304
Proofpoint, Inc. (a)	325	34,557
PROS Holdings, Inc. (a)	199	6,969
QAD, Inc. Class A	72	4,079
Qualys, Inc. (a)	222	19,780
Rapid7, Inc. (a)	121	4,467
RealPage, Inc. (a)	407	26,821
Red Violet, Inc. (a)	20	130
RingCentral, Inc. (a)	459	42,710
SailPoint Technologies Holding, Inc. (a)	152	5,171
SendGrid, Inc. (a)	64	2,355
Snap, Inc. Class A (a)(b)	1,676	14,212
SS&C Technologies Holdings, Inc.	1,299	73,822
Tableau Software, Inc. (a)	440	49,166
The Rubicon Project, Inc. (a)	224	806
TiVo Corp.	927	11,541
Tyler Technologies, Inc. (a)	252	61,755
Ultimate Software Group, Inc. (a)	221	71,204
Upland Software, Inc. (a)	78	2,520
Varonis Systems, Inc. (a)	127	9,303
Verint Systems, Inc. (a)	484	24,248
VirnetX Holding Corp. (a)	400	1,860
VMware, Inc. Class A (a)	544	84,897
Workiva, Inc. (a)	169	6,676
Zendesk, Inc. (a)	565	40,115
Zynga, Inc. (a)	5,943	23,831
		1,527,601
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	824	15,574
Avid Technology, Inc. (a)	213	1,263
Cray, Inc. (a)	318	6,837
Diebold Nixdorf, Inc. (b)	544	2,448
Eastman Kodak Co. (a)	253	784
Electronics for Imaging, Inc. (a)	366	12,473
Immersion Corp. (a)	229	2,421
NCR Corp. (a)	946	26,876
Pure Storage, Inc. Class A (a)	636	16,504
Quantum Corp. (a)	251	602
U.S.A. Technologies, Inc. (a)	285	2,052
Xerox Corp.	1,612	43,492
		131,326

TOTAL INFORMATION TECHNOLOGY		5,230,684

MATERIALS - 5.3%
Chemicals - 2.5%
A. Schulman, Inc. rights 12/31/99 (a)(c)	192	367
Advanced Emissions Solutions, Inc.	135	1,615
AdvanSix, Inc. (a)	225	7,639
American Vanguard Corp.	206	3,708
Ashland Global Holdings, Inc.	477	40,001
Axalta Coating Systems Ltd. (a)	1,659	48,376
Balchem Corp.	242	27,126
Cabot Corp.	476	29,855
Chase Corp.	57	6,849
Ferro Corp. (a)	654	15,186
Flotek Industries, Inc. (a)	334	802
H.B. Fuller Co.	387	19,996
Hawkins, Inc.	76	3,150
Huntsman Corp.	1,520	41,390
Ingevity Corp. (a)	320	32,602
Innophos Holdings, Inc.	144	6,394
Innospec, Inc.	191	14,659
Intrepid Potash, Inc. (a)	735	2,639
KMG Chemicals, Inc.	57	4,307
Koppers Holdings, Inc. (a)	166	5,171
Kraton Performance Polymers, Inc. (a)	239	11,269
Kronos Worldwide, Inc.	159	2,584
LSB Industries, Inc. (a)	124	1,213
Minerals Technologies, Inc.	270	18,252
NewMarket Corp.	70	28,386
Olin Corp.	1,276	32,768
OMNOVA Solutions, Inc. (a)	362	3,566
Platform Specialty Products Corp. (a)	1,622	20,226
PolyOne Corp.	636	27,806
PQ Group Holdings, Inc.	202	3,529
Quaker Chemical Corp.	102	20,625
Rayonier Advanced Materials, Inc.	321	5,916
RPM International, Inc.	1,019	66,174
Sensient Technologies Corp.	341	26,090
Stepan Co.	151	13,139
The Mosaic Co.	2,673	86,819
The Scotts Miracle-Gro Co. Class A	335	26,375
Trinseo SA	341	26,700
Tronox Ltd. Class A	515	6,154
Valvoline, Inc.	1,563	33,620
Venator Materials PLC (a)	169	1,521
W.R. Grace & Co.	533	38,088
Westlake Chemical Corp.	284	23,603
		836,255
Construction Materials - 0.2%
Eagle Materials, Inc.	369	31,454
Forterra, Inc. (a)	110	821
Foundation Building Materials, Inc. (a)	72	898
Summit Materials, Inc.	828	15,053
U.S. Concrete, Inc. (a)	113	5,181
United States Lime & Minerals, Inc.	15	1,184
		54,591
Containers & Packaging - 1.1%
Aptargroup, Inc.	478	51,500
Bemis Co., Inc.	710	34,506
Berry Global Group, Inc. (a)	979	47,374
Crown Holdings, Inc. (a)	1,060	50,880
Graphic Packaging Holding Co.	2,402	33,652
Greif, Inc. Class A	200	10,732
Myers Industries, Inc.	167	3,883
Owens-Illinois, Inc. (a)	1,222	22,961
Sealed Air Corp.	1,383	55,527
Silgan Holdings, Inc.	573	15,929
Sonoco Products Co.	762	42,291
		369,235
Metals & Mining - 1.1%
AK Steel Holding Corp. (a)	2,421	11,863
Alcoa Corp. (a)	1,110	44,844
Allegheny Technologies, Inc. (a)	834	24,645
Atkore International Group, Inc. (a)	145	3,847
Carpenter Technology Corp.	356	20,986
Century Aluminum Co. (a)	392	4,692
Cleveland-Cliffs, Inc. (a)	1,585	20,066
Coeur d'Alene Mines Corp. (a)	1,492	7,952
Commercial Metals Co.	900	18,468
Compass Minerals International, Inc.	263	17,674
Gold Resource Corp.	471	2,421
Haynes International, Inc.	107	3,799
Hecla Mining Co.	3,112	8,682
Kaiser Aluminum Corp.	138	15,050
Materion Corp.	153	9,257
McEwen Mining, Inc.	1,606	3,116
Olympic Steel, Inc.	66	1,377
Reliance Steel & Aluminum Co.	550	46,910
Royal Gold, Inc.	494	38,068
Ryerson Holding Corp. (a)	92	1,040
Schnitzer Steel Industries, Inc. Class A	193	5,221
SunCoke Energy, Inc. (a)	515	5,984
TimkenSteel Corp. (a)	279	4,149
United States Steel Corp.	1,327	40,447
Warrior Metropolitan Coal, Inc.	117	3,164
Worthington Industries, Inc.	330	14,309
		378,031
Paper & Forest Products - 0.4%
Boise Cascade Co.	305	11,224
Clearwater Paper Corp. (a)	119	3,534
Domtar Corp.	474	24,729
Kapstone Paper & Packaging Corp.	655	22,211
Louisiana-Pacific Corp.	1,085	28,742
Mercer International, Inc. (SBI)	343	5,762
Neenah, Inc.	127	10,960
P.H. Glatfelter Co.	342	6,536
Resolute Forest Products (a)	663	8,586
Schweitzer-Mauduit International, Inc.	237	9,079
Verso Corp. (a)	225	7,576
		138,939

TOTAL MATERIALS		1,777,051

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 8.8%
Acadia Realty Trust (SBI)	614	17,210
Agree Realty Corp.	199	10,571
Alexander & Baldwin, Inc.	342	7,760
Alexanders, Inc.	26	8,926
American Assets Trust, Inc.	294	10,963
American Campus Communities, Inc.	1,000	41,160
American Homes 4 Rent Class A	1,659	36,316
Americold Realty Trust	364	9,107
Apartment Investment & Management Co. Class A	1,198	52,868
Apple Hospitality (REIT), Inc.	1,190	20,813
Armada Hoffler Properties, Inc.	340	5,137
Ashford Hospitality Trust, Inc.	576	3,681
Bluerock Residential Growth (REIT), Inc.	142	1,392
Braemar Hotels & Resorts, Inc.	197	2,319
Brandywine Realty Trust (SBI)	1,323	20,798
Brixmor Property Group, Inc.	1,990	34,845
Camden Property Trust (SBI)	667	62,411
CareTrust (REIT), Inc.	486	8,607
CatchMark Timber Trust, Inc.	296	3,383
CBL & Associates Properties, Inc. (b)	1,369	5,462
Cedar Realty Trust, Inc.	501	2,335
Chatham Lodging Trust	282	5,891
Chesapeake Lodging Trust	470	15,073
City Office REIT, Inc.	239	3,016
Colony NorthStar, Inc.	4,250	25,883
Columbia Property Trust, Inc.	954	22,553
Community Healthcare Trust, Inc.	114	3,532
CorEnergy Infrastructure Trust, Inc.	81	3,044
CorePoint Lodging, Inc.	297	5,777
CoreSite Realty Corp.	257	28,563
Corporate Office Properties Trust (SBI)	711	21,209
Corrections Corp. of America	904	21,994
Cousins Properties, Inc.	2,606	23,167
CubeSmart	1,374	39,200
CyrusOne, Inc.	564	35,758
DDR Corp.	1,194	15,988
DiamondRock Hospitality Co.	1,499	17,493
Douglas Emmett, Inc.	1,100	41,492
Easterly Government Properties, Inc.	182	3,525
EastGroup Properties, Inc.	254	24,287
Empire State Realty Trust, Inc.	978	16,245
EPR Properties	482	32,974
Equity Commonwealth	949	30,453
Equity Lifestyle Properties, Inc.	606	58,449
Farmland Partners, Inc.	204	1,367
Federal Realty Investment Trust (SBI)	554	70,064
First Industrial Realty Trust, Inc.	897	28,166
Forest City Realty Trust, Inc. Class A	1,669	41,875
Four Corners Property Trust, Inc.	471	12,100
Franklin Street Properties Corp.	865	6,911
Front Yard Residential Corp. Class B	382	4,145
Gaming & Leisure Properties	1,483	52,276
Getty Realty Corp.	198	5,655
Gladstone Commercial Corp.	176	3,370
Global Medical REIT, Inc.	134	1,262
Global Net Lease, Inc.	457	9,528
Government Properties Income Trust	556	6,277
Gramercy Property Trust	1,070	29,361
Healthcare Realty Trust, Inc.	892	26,100
Healthcare Trust of America, Inc.	1,081	28,830
Hersha Hospitality Trust	341	7,730
Highwoods Properties, Inc. (SBI)	763	36,059
Hospitality Properties Trust (SBI)	1,260	36,338
Hudson Pacific Properties, Inc.	1,112	36,385
Independence Realty Trust, Inc.	481	5,065
Industrial Logistics Properties Trust (b)	156	3,590
InfraReit, Inc.	268	5,668
Investors Real Estate Trust	889	5,316
Invitation Homes, Inc.	601	13,769
iStar Financial, Inc.	513	5,730
JBG SMITH Properties	713	26,260
Jernigan Capital, Inc.	124	2,392
Kilroy Realty Corp.	745	53,409
Kimco Realty Corp.	3,230	54,070
Kite Realty Group Trust	611	10,173
Lamar Advertising Co. Class A	632	49,170
LaSalle Hotel Properties (SBI)	860	29,747
Lexington Corporate Properties Trust	1,640	13,612
Liberty Property Trust (SBI)	1,113	47,024
Life Storage, Inc.	355	33,782
LTC Properties, Inc.	318	14,027
Mack-Cali Realty Corp.	675	14,351
MedEquities Realty Trust, Inc.	137	1,332
Medical Properties Trust, Inc.	2,413	35,978
Monmouth Real Estate Investment Corp. Class A	527	8,811
National Health Investors, Inc.	309	23,357
National Retail Properties, Inc.	1,121	50,243
National Storage Affiliates Trust	324	8,243
New Senior Investment Group, Inc.	654	3,859
NexPoint Residential Trust, Inc.	125	4,150
NorthStar Realty Europe Corp.	411	5,820
Omega Healthcare Investors, Inc.	1,480	48,500
Outfront Media, Inc.	1,061	21,167
Paramount Group, Inc.	1,343	20,266
Park Hotels & Resorts, Inc.	877	28,783
Pebblebrook Hotel Trust	558	20,294
Pennsylvania Real Estate Investment Trust (SBI)	582	5,506
Physicians Realty Trust	1,046	17,636
Piedmont Office Realty Trust, Inc. Class A	1,085	20,539
Potlatch Corp.	306	12,531
Preferred Apartment Communities, Inc. Class A	199	3,498
PS Business Parks, Inc.	152	19,318
QTS Realty Trust, Inc. Class A	371	15,831
Ramco-Gershenson Properties Trust (SBI)	609	8,282
Rayonier, Inc.	936	31,646
Regency Centers Corp.	800	51,736
Retail Opportunity Investments Corp.	816	15,235
Retail Properties America, Inc.	1,831	22,320
Rexford Industrial Realty, Inc.	508	16,236
RLJ Lodging Trust	948	20,884
Ryman Hospitality Properties, Inc.	390	33,606
Sabra Health Care REIT, Inc.	481	11,121
Safety Income and Growth, Inc.	62	1,161
Saul Centers, Inc.	93	5,208
Select Income REIT	472	10,356
Senior Housing Properties Trust (SBI)	1,817	31,907
Seritage Growth Properties (b)	185	8,786
Spirit MTA REIT	383	4,412
Spirit Realty Capital, Inc.	3,672	29,596
Stag Industrial, Inc.	595	16,363
Store Capital Corp.	1,192	33,126
Summit Hotel Properties, Inc.	681	9,214
Sun Communities, Inc.	506	51,379
Sunstone Hotel Investors, Inc.	1,652	27,027
Tanger Factory Outlet Centers, Inc.	720	16,474
Taubman Centers, Inc.	463	27,701
Terreno Realty Corp.	348	13,120
The GEO Group, Inc.	864	21,738
The Macerich Co.	925	51,143
TIER REIT, Inc.	364	8,772
UDR, Inc.	2,039	82,437
UMH Properties, Inc.	183	2,862
Uniti Group, Inc.	1,075	21,661
Universal Health Realty Income Trust (SBI)	96	7,143
Urban Edge Properties	685	15,125
Urstadt Biddle Properties, Inc. Class A	231	4,918
VEREIT, Inc.	7,478	54,290
Washington Prime Group, Inc.	1,448	10,570
Washington REIT (SBI)	572	17,532
Weingarten Realty Investors (SBI)	907	26,992
Whitestone REIT Class B	193	2,679
WP Carey, Inc.	810	52,091
Xenia Hotels & Resorts, Inc.	822	19,481
		2,964,576
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	99	3,191
Colony NorthStar Credit Real Estate, Inc. (b)	627	13,788
Forestar Group, Inc. (a)	194	4,113
HFF, Inc.	269	11,427
Howard Hughes Corp. (a)	272	33,788
Jones Lang LaSalle, Inc.	344	49,646
Kennedy-Wilson Holdings, Inc.	701	15,072
Marcus & Millichap, Inc. (a)	106	3,679
RE/MAX Holdings, Inc.	140	6,209
Realogy Holdings Corp.	1,101	22,725
Retail Value, Inc. (a)	109	3,563
Tejon Ranch Co. (a)	147	3,191
The St. Joe Co. (a)	575	9,660
		180,052

TOTAL REAL ESTATE		3,144,628

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc.	84	6,206
Cincinnati Bell, Inc. (a)	341	5,439
Cogent Communications Group, Inc.	315	17,577
Consolidated Communications Holdings, Inc.	364	4,747
Frontier Communications Corp.	572	3,712
Globalstar, Inc. (a)(b)	2,919	1,483
IDT Corp. Class B	111	593
Intelsat SA (a)	290	8,700
Iridium Communications, Inc. (a)	623	14,018
ORBCOMM, Inc. (a)	550	5,973
Vonage Holdings Corp. (a)	1,463	20,716
WideOpenWest, Inc. (a)	126	1,412
Windstream Holdings, Inc. (a)	124	608
Zayo Group Holdings, Inc. (a)	738	25,623
		116,807
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	291	10,156
Shenandoah Telecommunications Co.	358	13,873
Spok Holdings, Inc.	137	2,110
Sprint Corp. (a)	4,850	31,719
Telephone & Data Systems, Inc.	717	21,818
U.S. Cellular Corp. (a)	106	4,747
		84,423

TOTAL TELECOMMUNICATION SERVICES		201,230

UTILITIES - 4.3%
Electric Utilities - 1.5%
Allete, Inc.	378	28,354
Alliant Energy Corp.	1,761	74,966
El Paso Electric Co.	311	17,789
Evergy, Inc.	1,080	59,314
Hawaiian Electric Industries, Inc.	825	29,362
IDACORP, Inc.	387	38,402
MGE Energy, Inc.	261	16,665
OGE Energy Corp.	1,523	55,315
Otter Tail Corp.	294	14,083
Pinnacle West Capital Corp.	853	67,541
PNM Resources, Inc.	610	24,065
Portland General Electric Co.	678	30,924
Spark Energy, Inc. Class A,	74	611
Vistra Energy Corp. (a)	2,162	53,791
		511,182
Gas Utilities - 1.0%
Atmos Energy Corp.	791	74,283
Chesapeake Utilities Corp.	128	10,739
National Fuel Gas Co.	645	36,159
New Jersey Resources Corp.	656	30,242
Northwest Natural Gas Co.	221	14,785
ONE Gas, Inc.	397	32,665
South Jersey Industries, Inc.	607	21,409
Southwest Gas Holdings, Inc.	362	28,609
Spire, Inc.	349	25,669
UGI Corp.	1,318	73,123
		347,683
Independent Power and Renewable Electricity Producers - 0.6%
NRG Energy, Inc.	2,409	90,097
NRG Yield, Inc.:
Class A	302	5,750
Class C	444	8,547
Ormat Technologies, Inc.	262	14,177
Pattern Energy Group, Inc.	492	9,776
Terraform Power, Inc.	569	6,572
The AES Corp.	5,041	70,574
		205,493
Multi-Utilities - 0.9%
Avangrid, Inc.	425	20,370
Avista Corp.	488	24,673
Black Hills Corp.	408	23,701
MDU Resources Group, Inc.	1,496	38,432
NiSource, Inc.	2,468	61,503
NorthWestern Energy Corp.	371	21,763
SCANA Corp.	1,087	42,273
Unitil Corp.	110	5,599
Vectren Corp.	623	44,538
		282,852
Water Utilities - 0.3%
American States Water Co.	276	16,875
Aqua America, Inc.	1,354	49,963
AquaVenture Holdings Ltd. (a)	44	795
Cadiz, Inc. (a)	194	2,163
California Water Service Group	384	16,474
Connecticut Water Service, Inc.	88	6,105
Middlesex Water Co.	126	6,101
Select Energy Services, Inc. Class A (a)	159	1,883
SJW Corp.	121	7,399
		107,758

TOTAL UTILITIES		1,454,968

TOTAL COMMON STOCKS
(Cost $32,923,796)		33,610,209

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.11% (d)	251,533	251,584
Fidelity Securities Lending Cash Central Fund 2.11% (d)(e)	332,062	332,095
TOTAL MONEY MARKET FUNDS
(Cost $583,679)		583,679
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $33,507,475)		34,193,888
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(492,145)
NET ASSETS - 100%		$33,701,743

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,132
Fidelity Securities Lending Cash Central Fund	602
Total	$4,734

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,198,077	$5,198,077	$--	$--
Consumer Staples	1,074,854	1,074,854	--	--
Energy	1,472,523	1,472,523	--	--
Financials	4,926,279	4,926,279	--	--
Health Care	3,981,557	3,981,557	--	--
Industrials	5,148,358	5,148,358	--	--
Information Technology	5,230,684	5,230,684	--	--
Materials	1,777,051	1,776,684	--	367
Real Estate	3,144,628	3,144,628	--	--
Telecommunication Services	201,230	201,230	--	--
Utilities	1,454,968	1,454,968	--	--
Money Market Funds	583,679	583,679	--	--
Total Investments in Securities:	$34,193,888	$34,193,521	$--	$367

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Index Portfolio

September 30, 2018

VIIP-QTLY-1118
1.9887326.100

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
Australia - 4.2%
AGL Energy Ltd.	1,378	$19,424
ALS Ltd.	1,290	8,336
Alumina Ltd.	4,265	8,540
Amcor Ltd.	2,386	23,594
AMP Ltd.	6,085	14,031
Ansell Ltd.	346	6,315
APA Group unit	2,243	16,181
Aristocrat Leisure Ltd.	1,414	29,069
Atlas Arteria Ltd. unit	1,067	5,384
Australia & New Zealand Banking Group Ltd.	6,486	132,119
Bank of Queensland Ltd.	751	5,982
Bendigo & Adelaide Bank Ltd.	899	6,986
BHP Billiton Ltd.	7,112	177,166
BlueScope Steel Ltd.	1,166	14,311
Boral Ltd.	2,952	14,745
Brambles Ltd.	3,749	29,539
Caltex Australia Ltd.	500	10,807
Carsales.com Ltd.	653	6,825
Challenger Ltd.	1,113	9,011
Cimic Group Ltd.	187	6,942
Coca-Cola Amatil Ltd.	982	6,928
Cochlear Ltd.	118	17,114
Commonwealth Bank of Australia	3,790	195,635
Computershare Ltd.	1,277	18,415
Crown Ltd.	670	6,630
CSL Ltd.	1,017	147,844
DEXUS Property Group unit	2,275	17,366
Dominos Pizza Enterprises Ltd.	144	5,538
Downer EDI Ltd.	1,968	11,224
Evolution Mining Ltd.	2,394	4,586
Flight Centre Travel Group Ltd.	83	3,189
Fortescue Metals Group Ltd.	3,691	10,459
Goodman Group unit	4,153	31,101
Healthscope Ltd.	2,858	4,338
Iluka Resources Ltd.	677	4,869
Incitec Pivot Ltd.	3,492	10,046
Insurance Australia Group Ltd.	5,628	29,779
IOOF Holdings Ltd.	897	5,278
JB Hi-Fi Ltd.	147	2,677
Lendlease Group unit	1,177	16,727
Link Administration Holdings Ltd.	486	2,733
Macquarie Group Ltd.	749	68,240
Medibank Private Ltd.	5,717	12,026
Metcash Ltd.	1,462	3,170
Mineral Resources Ltd.	237	2,724
Mirvac Group unit	7,559	13,168
National Australia Bank Ltd.	5,872	117,886
Newcrest Mining Ltd.	1,554	21,803
NIB Holdings Ltd.	1,223	5,172
Northern Star Resources Ltd.	1,598	9,587
OneMarket Ltd. (a)	58	45
Orica Ltd.	740	9,110
Origin Energy Ltd. (a)	3,583	21,393
Orora Ltd.	1,957	4,697
Qantas Airways Ltd.	3,790	16,164
QBE Insurance Group Ltd.	2,777	22,322
Qube Holdings Ltd.	2,572	5,076
Ramsay Health Care Ltd.	253	10,046
realestate.com.au Ltd.	83	5,156
Rio Tinto Ltd.	961	54,711
Santos Ltd.	4,383	23,002
Scentre Group unit	12,461	35,760
SEEK Ltd.	994	14,916
Sonic Healthcare Ltd.	829	14,927
South32 Ltd.	12,473	35,343
SP AusNet	2,623	3,081
Spark Infrastructure Group unit	2,738	4,433
Stockland Corp. Ltd. unit	7,136	21,407
Suncorp Group Ltd.	3,017	31,535
Sydney Airport unit	4,548	22,651
Tabcorp Holdings Ltd.	1,450	5,104
Telstra Corp. Ltd.	26,914	62,061
The GPT Group unit	3,668	13,814
The Star Entertainment Group Ltd.	1,389	5,211
Transurban Group unit	4,831	39,181
Treasury Wine Estates Ltd.	1,511	19,103
Vicinity Centers unit	6,261	11,858
Wesfarmers Ltd.	2,459	88,608
Westpac Banking Corp.	7,408	148,980
Whitehaven Coal Ltd.	1,776	6,984
Woodside Petroleum Ltd.	1,772	49,417
Woolworths Group Ltd.	2,913	59,127
WorleyParsons Ltd.	383	5,656

TOTAL AUSTRALIA		2,222,438

Austria - 0.2%
ams AG	143	7,994
Andritz AG	140	8,168
BAWAG Group AG	123	5,712
BUWOG AG	115	4,054
CA Immobilien Anlagen AG	188	6,719
Erste Group Bank AG	635	26,379
IMMOFINANZ Immobilien Anlagen AG	164	4,273
Lenzing AG	17	1,777
Oesterreichische Post AG	34	1,422
OMV AG	294	16,518
Osterreichische Elektrizitatswirtschafts AG	244	12,017
Raiffeisen International Bank-Holding AG	199	5,730
UNIQA Insurance Group AG	230	2,298
Voestalpine AG	268	12,260
Wienerberger AG	174	4,352

TOTAL AUSTRIA		119,673

Bailiwick of Jersey - 0.8%
Experian PLC	2,076	53,270
Ferguson PLC	555	47,129
Glencore Xstrata PLC	27,139	117,332
Polymetal International PLC	348	2,787
Randgold Resources Ltd.	205	14,499
Shire PLC	2,001	120,892
WPP PLC	3,036	44,461

TOTAL BAILIWICK OF JERSEY		400,370

Belgium - 0.7%
Ackermans & Van Haaren SA	53	9,224
Ageas	427	22,959
Anheuser-Busch InBev SA NV	1,902	166,493
Bpost SA	158	2,565
Cofinimmo SA	48	5,985
Colruyt NV	125	7,075
Galapagos Genomics NV (a)	78	8,860
Groupe Bruxelles Lambert SA	174	18,243
KBC Ancora	76	3,863
KBC Groep NV	792	58,943
Proximus	290	6,929
Sofina SA	49	9,774
Solvay SA Class A	151	20,249
Telenet Group Holding NV	83	4,570
UCB SA	268	24,084
Umicore SA	388	21,700

TOTAL BELGIUM		391,516

Bermuda - 0.4%
Beijing Enterprises Water Group Ltd.	10,000	5,327
Brilliance China Automotive Holdings Ltd.	6,000	9,703
Cheung Kong Infrastructure Holdings Ltd.	1,500	11,880
China Gas Holdings Ltd.	4,600	13,016
China Resource Gas Group Ltd.	2,000	8,137
Credicorp Ltd. (United States)	145	32,347
Dairy Farm International Holdings Ltd.	400	3,600
GasLog Ltd.	64	1,264
Golar LNG Ltd.	216	6,005
Haier Electronics Group Co. Ltd.	3,000	8,143
Hiscox Ltd.	781	16,745
Hongkong Land Holdings Ltd.	2,300	15,226
Jardine Matheson Holdings Ltd.	604	37,901
Jardine Strategic Holdings Ltd.	400	14,520
Kerry Properties Ltd.	1,000	3,392
Kingston Financial Group Ltd.	4,000	1,063
Kunlun Energy Co. Ltd.	6,000	6,982
Landing International Development Ltd. (a)	2,400	773
Li & Fung Ltd.	8,000	1,788
Nine Dragons Paper (Holdings) Ltd.	3,000	3,242
NWS Holdings Ltd.	5,000	9,887
Shangri-La Asia Ltd.	2,000	2,974
Vtech Holdings Ltd.	800	9,238
Yue Yuen Industrial (Holdings) Ltd.	1,000	2,778

TOTAL BERMUDA		225,931

Brazil - 0.7%
Ambev SA	11,300	51,316
Banco Bradesco SA	600	3,826
Banco do Brasil SA	2,200	16,043
BB Seguridade Participacoes SA	3,800	22,676
BM&F BOVESPA SA	3,900	22,597
BR Malls Participacoes SA	500	1,191
Brasil Foods SA (a)	1,000	5,440
CCR SA	1,300	2,723
Centrais Eletricas Brasileiras SA (Electrobras) (a)	400	1,536
Cielo SA	1,900	5,763
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	600	3,505
Companhia Siderurgica Nacional SA (CSN)	1,000	2,313
Cosan SA Industria e Comercio	200	1,605
CVC Brasil Operadora e Agencia de Viagens SA	200	2,145
Drogasil SA	500	8,967
Embraer SA	1,200	5,892
ENGIE Brasil Energia SA	200	1,757
Equatorial Energia SA	600	8,537
Estacio Participacoes SA	500	3,094
Fibria Celulose SA	400	7,480
Hypermarcas SA	600	4,237
IRB Brasil Resseguros SA	200	3,291
JBS SA	1,300	3,019
Klabin SA unit	1,100	5,418
Kroton Educacional SA	2,400	6,775
Localiza Rent A Car SA	2,100	11,830
Lojas Renner SA	2,800	21,493
M. Dias Branco SA	100	975
Multiplan Empreendimentos Imobiliarios SA	300	1,390
Natura Cosmeticos SA	200	1,405
Petrobras Distribuidora SA	500	2,414
Petroleo Brasileiro SA - Petrobras (ON)	7,200	43,198
Qualicorp SA	300	1,224
Rumo SA (a)	1,700	6,306
Sul America SA unit	200	1,288
Suzano Papel e Celulose SA	800	9,524
Terna Participacoes SA unit	300	1,486
TIM Participacoes SA	1,200	3,485
Ultrapar Participacoes SA	700	6,470
Vale SA	3,100	45,918
Weg SA	2,150	10,514

TOTAL BRAZIL		370,066

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	181	4,891
Canada - 6.2%
Agnico Eagle Mines Ltd. (Canada)	475	16,225
Air Canada (a)	556	11,881
Algonquin Power & Utilities Corp.	755	7,809
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	973	48,671
AltaGas Ltd.	282	4,487
ARC Resources Ltd.	572	6,377
ATCO Ltd. Class I (non-vtg.)	95	2,776
B2Gold Corp. (a)	1,447	3,294
Bank of Montreal	1,377	113,580
Bank of Nova Scotia	2,648	157,837
Barrick Gold Corp.	2,445	27,050
Bausch Health Cos., Inc. (Canada) (a)	1,014	26,029
BCE, Inc.	1,999	80,988
BlackBerry Ltd. (a)	959	10,855
Bombardier, Inc. Class B (sub. vtg.) (a)	3,928	13,989
Brookfield Asset Management, Inc. Class A	1,963	87,371
CAE, Inc.	540	10,962
Cameco Corp.	662	7,549
Canadian Imperial Bank of Commerce	848	79,459
Canadian National Railway Co.	1,692	151,823
Canadian Natural Resources Ltd.	2,572	84,031
Canadian Pacific Railway Ltd.	333	70,441
Canadian Tire Ltd. Class A (non-vtg.)	133	15,583
Canadian Utilities Ltd. Class A (non-vtg.)	346	8,508
Canadian Western Bank, Edmonton	136	3,590
CCL Industries, Inc. Class B	449	20,238
Cenovus Energy, Inc. (Canada)	1,697	17,040
CGI Group, Inc. Class A (sub. vtg.) (a)	635	40,942
CI Financial Corp.	826	13,116
Constellation Software, Inc.	49	36,034
Crescent Point Energy Corp.	946	6,020
Dollarama, Inc.	775	24,414
Element Financial Corp.	638	3,285
Emera, Inc.	435	13,525
Empire Co. Ltd. Class A (non-vtg.)	386	7,035
Enbridge Income Fund Holdings, Inc.	136	3,303
Enbridge, Inc.	2,140	69,055
Encana Corp.	1,990	26,083
Enerplus Corp.	398	4,915
Fairfax Financial Holdings Ltd. (sub. vtg.)	55	29,881
Finning International, Inc.	586	14,314
First Capital Realty, Inc.	526	7,941
First Quantum Minerals Ltd.	1,693	19,281
Fortis, Inc.	831	26,944
Franco-Nevada Corp.	368	23,020
George Weston Ltd.	100	7,569
Gildan Activewear, Inc.	513	15,609
Goldcorp, Inc.	1,786	18,197
Great-West Lifeco, Inc.	529	12,835
H&R (REIT) unit	619	9,522
Husky Energy, Inc.	621	10,904
Hydro One Ltd. (b)	783	11,906
IAMGOLD Corp. (a)	768	2,824
IGM Financial, Inc.	205	5,634
Imperial Oil Ltd.	528	17,087
Industrial Alliance Insurance and Financial Services, Inc.	176	7,038
Intact Financial Corp.	358	29,768
Inter Pipeline Ltd.	789	13,683
Keyera Corp.	403	10,798
Kinross Gold Corp. (a)	2,302	6,273
Kirkland Lake Gold Ltd.	317	6,008
Linamar Corp.	64	2,949
Loblaw Companies Ltd.	573	29,439
Lundin Mining Corp.	1,027	5,439
Magna International, Inc. Class A (sub. vtg.)	846	44,440
Manulife Financial Corp.	4,514	80,694
Maxar Technologies Ltd.	63	2,075
Methanex Corp.	186	14,682
Metro, Inc. Class A (sub. vtg.)	484	15,056
National Bank of Canada	737	36,809
Nfi Group, Inc.	206	8,017
Nutrien Ltd.	1,467	84,705
Onex Corp. (sub. vtg.)	190	12,993
Open Text Corp.	517	19,673
Pan American Silver Corp.	236	3,483
Parex Resources, Inc. (a)	237	4,028
Parkland Fuel Corp.	445	14,956
Pembina Pipeline Corp.	803	27,286
Power Corp. of Canada (sub. vtg.)	753	16,358
Power Financial Corp.	761	17,434
PrairieSky Royalty Ltd.	728	12,789
Quebecor, Inc. Class B (sub. vtg.)	326	6,537
Restaurant Brands International, Inc.	599	35,467
RioCan (REIT)	814	15,553
Ritchie Brothers Auctioneers, Inc.	178	6,423
Rogers Communications, Inc. Class B (non-vtg.)	878	45,156
Royal Bank of Canada	3,158	253,149
Saputo, Inc.	452	13,445
Seven Generations Energy Ltd. (a)	404	4,817
Shaw Communications, Inc. Class B	822	16,018
Shopify, Inc. Class A (a)	127	20,874
SNC-Lavalin Group, Inc.	324	13,212
Stantec, Inc.	172	4,279
Sun Life Financial, Inc.	1,424	56,612
Suncor Energy, Inc.	3,773	145,995
Teck Resources Ltd. Class B (sub. vtg.)	957	23,065
TELUS Corp.	1,451	53,484
The Stars Group, Inc. (a)	217	5,390
The Toronto-Dominion Bank	3,958	240,517
Thomson Reuters Corp.	682	31,121
Toromont Industries Ltd.	156	8,064
Tourmaline Oil Corp.	814	14,331
TransCanada Corp.	2,010	81,324
Turquoise Hill Resources Ltd. (a)	2,588	5,510
Vermilion Energy, Inc.	216	7,117
Waste Connection, Inc. (Canada)	631	50,298
West Fraser Timber Co. Ltd.	130	7,399
Wheaton Precious Metals Corp.	947	16,570
Whitecap Resources, Inc.	551	3,344
WSP Global, Inc.	120	6,567
Yamana Gold, Inc.	2,425	6,045

TOTAL CANADA		3,294,194

Cayman Islands - 3.5%
3SBio, Inc. (b)	2,000	3,362
58.com, Inc. ADR (a)	183	13,469
AAC Technology Holdings, Inc.	1,500	15,578
Agile Property Holdings Ltd.	2,000	2,826
Alibaba Group Holding Ltd. sponsored ADR (a)	2,416	398,060
Anta Sports Products Ltd.	2,000	9,593
ASM Pacific Technology Ltd.	600	6,109
Autohome, Inc. ADR Class A	93	7,199
Baidu.com, Inc. sponsored ADR (a)	601	137,437
BeiGene Ltd. ADR (a)	82	14,122
Chailease Holding Co. Ltd.	2,020	7,093
Cheung Kong Property Holdings Ltd.	6,500	48,781
China Conch Venture Holdings Ltd.	3,500	12,206
China Literature Ltd. (a)(b)	600	3,771
China Medical System Holdings Ltd.	3,000	4,169
China Mengniu Dairy Co. Ltd.	7,000	23,294
China Resources Land Ltd.	6,000	21,001
China State Construction International Holdings Ltd.	2,000	2,113
CIFI Holdings Group Co. Ltd.	8,000	3,679
CK Hutchison Holdings Ltd.	6,000	69,133
Country Garden Holdings Co. Ltd.	16,000	20,173
Country Garden Services Holdings Co. Ltd. (a)	1,574	2,674
Ctrip.com International Ltd. ADR (a)	937	34,828
ENN Energy Holdings Ltd.	2,000	17,373
Evergrande Real Estate Group Ltd.	8,000	22,431
Fullshare Holdings Ltd.	12,500	6,004
GCL-Poly Energy Holdings Ltd. (a)	13,000	913
Geely Automobile Holdings Ltd.	10,000	19,928
General Interface Solution Holding Ltd.	1,000	4,233
Haitian International Holdings Ltd.	1,000	2,225
Hengan International Group Co. Ltd.	1,500	13,834
Himax Technologies, Inc. sponsored ADR	516	3,034
Huazhu Group Ltd. ADR	212	6,848
JD.com, Inc. sponsored ADR (a)	2,201	57,424
Kingboard Chemical Holdings Ltd.	1,000	3,264
Kingsoft Corp. Ltd.	1,000	1,906
KWG Property Holding Ltd.	2,000	1,829
Longfor Properties Co. Ltd.	3,000	7,741
Meitu, Inc. (a)(b)	3,000	2,100
Melco Crown Entertainment Ltd. sponsored ADR	355	7,508
MGM China Holdings Ltd.	1,200	1,901
Minth Group Ltd.	2,000	8,252
NetEase, Inc. ADR	171	39,031
New Oriental Education & Technology Group, Inc. sponsored ADR	265	19,613
PagSeguro Digital Ltd. (a)	177	4,898
Phoenix Group Holdings	1,118	9,851
Sands China Ltd.	6,000	27,170
Semiconductor Manufacturing International Corp. (a)	6,500	7,005
Shenzhou International Group Holdings Ltd.	2,000	25,650
Shimao Property Holdings Ltd.	2,500	6,234
Silicon Motion Technology Corp. sponsored ADR	51	2,739
SINA Corp. (a)	125	8,685
Sino Biopharmaceutical Ltd.	17,500	16,319
Sunac China Holdings Ltd.	4,000	12,314
Sunny Optical Technology Group Co. Ltd.	1,400	16,149
TAL Education Group ADR (a)	552	14,192
Tencent Holdings Ltd.	11,900	485,887
Tingyi (Cayman Islands) Holding Corp.	4,000	7,348
Vipshop Holdings Ltd. ADR (a)	612	3,819
Want Want China Holdings Ltd.	12,000	10,102
Weibo Corp. sponsored ADR (a)	86	6,289
WH Group Ltd. (b)	12,500	8,798
Wharf Real Estate Investment Co. Ltd.	3,000	19,353
Wynn Macau Ltd.	2,800	6,438
Xinyi Glass Holdings Ltd.	6,000	7,580
YY, Inc. ADR (a)	81	6,069
Zall Smart Commerce Ltd.	5,000	3,762
Zhen Ding Technology Holding Ltd.	1,000	2,238
ZTO Express (Cayman), Inc. sponsored ADR	544	9,014

TOTAL CAYMAN ISLANDS		1,835,965

Chile - 0.2%
Aguas Andinas SA	7,795	4,319
Banco de Chile	60,732	9,297
Banco de Credito e Inversiones	80	5,327
Banco Santander Chile	138,883	11,097
Cencosud SA	3,091	7,354
Colbun SA	5,743	1,234
Compania Cervecerias Unidas SA	113	1,575
Compania de Petroleos de Chile SA (COPEC)	996	15,368
CorpBanca SA	861,733	8,851
Empresa Nacional de Telecomunicaciones SA (ENTEL)	140	1,188
Empresas CMPC SA	2,474	9,966
Enel Chile SA	59,139	5,920
Enersis SA	61,254	9,423
LATAM Airlines Group SA	771	7,328
Parque Arauco SA	500	1,292
S.A.C.I. Falabella	2,680	21,796
Sociedad Matriz Banco de Chile Class B	9,256	4,545

TOTAL CHILE		125,880

China - 2.0%
Agricultural Bank of China Ltd. (H Shares)	53,000	25,998
Air China Ltd. (H Shares)	4,000	3,863
Aluminum Corp. of China Ltd. (H Shares) (a)	6,000	2,667
Anhui Conch Cement Co. Ltd. (H Shares)	2,500	15,089
Bank Communications Co. Ltd. (H Shares)	45,000	33,743
Bank of China Ltd. (H Shares)	168,000	74,230
Beijing Capital International Airport Co. Ltd. (H Shares)	2,000	2,430
BYD Co. Ltd. (H Shares)	1,500	10,769
CGN Power Co. Ltd. (H Shares) (b)	33,000	7,841
China Cinda Asset Management Co. Ltd. (H Shares)	38,000	9,611
China CITIC Bank Corp. Ltd. (H Shares)	23,000	14,720
China Communications Construction Co. Ltd. (H Shares)	8,000	8,175
China Construction Bank Corp. (H Shares)	207,000	180,939
China Galaxy Securities Co. Ltd. (H Shares)	14,500	6,761
China Huarong Asset Management Co. Ltd. (b)	18,000	3,311
China Life Insurance Co. Ltd. (H Shares)	17,000	38,635
China Longyuan Power Grid Corp. Ltd. (H Shares)	7,000	5,884
China Merchants Bank Co. Ltd. (H Shares)	9,000	36,559
China Minsheng Banking Corp. Ltd. (H Shares)	13,800	10,242
China Molybdenum Co. Ltd. (H Shares)	6,000	2,514
China National Building Materials Co. Ltd. (H Shares)	6,000	5,327
China Oilfield Services Ltd. (H Shares)	2,000	2,169
China Pacific Insurance (Group) Co. Ltd. (H Shares)	5,600	21,604
China Petroleum & Chemical Corp. (H Shares)	58,000	58,275
China Railway Construction Corp. Ltd. (H Shares)	7,000	9,443
China Railway Group Ltd. (H Shares)	8,000	7,930
China Shenhua Energy Co. Ltd. (H Shares)	6,500	14,846
China Southern Airlines Ltd. (H Shares)	4,000	2,560
China Telecom Corp. Ltd. (H Shares)	26,000	12,920
China Vanke Co. Ltd. (H Shares)	2,800	9,264
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	7,000	3,827
CITIC Securities Co. Ltd. (H Shares)	3,500	6,224
CRRC Corp. Ltd. (H Shares)	8,000	7,307
Dongfeng Motor Group Co. Ltd. (H Shares)	10,000	10,296
Fuyao Glass Industries Group Co. Ltd.	800	2,907
GF Securities Co. Ltd. (H Shares)	1,000	1,283
Great Wall Motor Co. Ltd. (H Shares)	4,500	2,868
Guangzhou Automobile Group Co. Ltd. (H Shares)	4,800	5,316
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,600	2,939
Haitong Securities Co. Ltd. (H Shares)	6,800	6,185
Huaneng Power International, Inc. (H Shares)	8,000	5,263
Huatai Securities Co. Ltd. (H Shares) (a)(b)	6,400	9,173
Industrial & Commercial Bank of China Ltd. (H Shares)	172,000	125,576
New China Life Insurance Co. Ltd. (H Shares)	1,200	5,756
People's Insurance Co. of China Group (H Shares)	11,000	4,946
PetroChina Co. Ltd. (H Shares)	48,000	38,851
PICC Property & Casualty Co. Ltd. (H Shares)	14,000	16,525
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	11,500	116,787
Postal Savings Bank of China Co. Ltd.	6,000	3,779
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	500	1,970
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	10,000	6,106
Sinopharm Group Co. Ltd. (H Shares)	2,400	11,742
TravelSky Technology Ltd. (H Shares)	2,000	5,199
Weichai Power Co. Ltd. (H Shares)	3,000	3,717
Yanzhou Coal Mining Co. Ltd. (H Shares)	4,000	4,634
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,200	6,852
Zijin Mng Group Co. Ltd. (H Shares)	8,000	3,076
ZTE Corp. (H Shares)	1,200	2,198

TOTAL CHINA		1,059,621

Colombia - 0.0%
Almacenes Exito SA	669	3,292
Bancolombia SA	480	5,168
Grupo de Inversiones Suramerica SA	442	5,186
Interconexion Electrica SA ESP	514	2,321
Inversiones Argos SA	734	4,038

TOTAL COLOMBIA		20,005

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	353	9,027
Komercni Banka A/S	172	7,061
MONETA Money Bank A/S (b)	460	1,694

TOTAL CZECH REPUBLIC		17,782

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	8	10,494
Series B	15	21,073
Ambu A/S Series B	314	7,543
Carlsberg A/S Series B	216	25,908
Christian Hansen Holding A/S	194	19,693
Coloplast A/S Series B	250	25,565
Danske Bank A/S	1,789	46,989
DONG Energy A/S (b)	461	31,315
DSV de Sammensluttede Vognmaend A/S	417	37,916
Genmab A/S (a)	124	19,499
GN Store Nord A/S	310	15,102
H Lundbeck A/S	97	5,991
ISS Holdings A/S	376	13,230
Jyske Bank A/S (Reg.)	126	6,103
Novo Nordisk A/S Series B	4,103	193,108
Novozymes A/S Series B	564	30,962
Pandora A/S	274	17,111
Sydbank A/S	293	8,622
Tryg A/S	193	4,805
Vestas Wind Systems A/S	526	35,575
William Demant Holding A/S (a)	177	6,652

TOTAL DENMARK		583,256

Egypt - 0.0%
Commercial International Bank SAE	2,672	12,525
Global Telecom Holding (a)	4,761	885

TOTAL EGYPT		13,410

Finland - 0.8%
Amer Group PLC (A Shares)	289	11,811
Elisa Corp. (A Shares)	380	16,117
Fortum Corp.	992	24,867
Huhtamaki Oyj	290	9,296
KCI Konecranes Oyj	217	8,309
Kesko Oyj	103	5,596
Kone Oyj (B Shares)	833	44,508
Metso Corp.	258	9,148
Neste Oyj	283	23,395
Nokia Corp.	12,908	71,765
Nokian Tyres PLC	299	12,251
Orion Oyj (B Shares)	286	10,832
Outokumpu Oyj (A Shares)	495	2,910
Sampo Oyj (A Shares)	989	51,213
Stora Enso Oyj (R Shares)	1,299	24,848
TietoEnator Oyj	235	7,269
UPM-Kymmene Corp.	1,132	44,424
Valmet Corp.	335	7,472
Wartsila Corp.	1,109	21,619

TOTAL FINLAND		407,650

France - 5.8%
Accor SA	442	22,693
Aeroports de Paris	66	14,858
Air Liquide SA	928	121,867
Alstom SA	315	14,077
Arkema SA	205	25,396
Atos Origin SA	215	25,587
AXA SA	4,041	108,281
BNP Paribas SA	2,462	150,672
Bouygues SA	422	18,241
Bureau Veritas SA	646	16,673
Capgemini SA	365	45,938
Carrefour SA	1,386	26,552
Compagnie de St. Gobain	1,228	52,928
Credit Agricole SA	2,574	37,001
Danone SA	1,372	106,625
Dassault Systemes SA	298	44,547
Edenred SA	430	16,390
Eiffage SA	153	17,082
ENGIE	3,676	54,054
Essilor International SA	430	63,630
Faurecia SA	142	8,547
Gecina SA	112	18,699
Groupe Eurotunnel SA	1,139	14,547
Hermes International SCA	45	29,812
Iliad SA	48	6,270
Ingenico SA	112	8,510
Kering SA	164	87,913
Klepierre SA	386	13,682
L'Oreal SA	539	129,980
Legrand SA	631	45,994
LVMH Moet Hennessy - Louis Vuitton SA	594	209,902
Michelin CGDE Series B	418	49,891
Natixis SA	1,696	11,508
Orange SA	5,075	80,751
Orpea	97	12,546
Pernod Ricard SA	473	77,599
Peugeot Citroen SA	1,069	28,832
Publicis Groupe SA	504	30,125
Renault SA	447	38,665
Rubis	163	8,823
Safran SA	703	98,437
Sanofi SA	2,617	233,822
Schneider Electric SA	1,329	106,715
SCOR SE	452	20,955
Societe Generale Series A	1,716	73,686
Sodexo SA	192	20,362
SR Teleperformance SA	128	24,150
Suez Environnement SA	694	9,863
Thales SA	221	31,394
Total SA	5,544	360,475
Total SA rights (a)(c)	5,544	4,120
Valeo SA	483	20,973
Veolia Environnement SA	1,070	21,356
VINCI SA	1,120	106,557
Vivendi SA	2,039	52,437

TOTAL FRANCE		3,080,990

Germany - 5.2%
adidas AG	460	112,638
Allianz SE	966	215,000
Axel Springer Verlag AG	85	5,719
BASF AG	1,997	177,200
Bayer AG	1,877	166,491
Bayerische Motoren Werke AG (BMW)	717	64,691
Beiersdorf AG	236	26,628
Brenntag AG	432	26,664
Commerzbank AG (a)	2,227	23,206
Continental AG	243	42,220
Covestro AG (b)	148	12,004
Daimler AG (Germany)	2,200	138,827
Deutsche Bank AG	3,525	40,223
Deutsche Borse AG	418	55,889
Deutsche Lufthansa AG	599	14,716
Deutsche Post AG	2,126	75,589
Deutsche Telekom AG	6,778	109,117
Deutsche Wohnen AG (Bearer)	750	35,981
E.ON AG	4,878	49,637
Evonik Industries AG	296	10,602
Fraport AG Frankfurt Airport Services Worldwide	80	7,068
Freenet AG	279	6,705
Fresenius Medical Care AG & Co. KGaA	497	51,064
Fresenius SE & Co. KGaA	912	66,963
GEA Group AG	356	12,681
Hannover Reuck SE	127	17,945
HeidelbergCement Finance AG	327	25,559
Henkel AG & Co. KGaA	210	22,297
Hugo Boss AG	120	9,240
Infineon Technologies AG	2,733	62,192
innogy SE (b)	290	12,960
K&S AG	438	9,194
KION Group AG	131	8,052
Lanxess AG	219	16,039
LEG Immobilien AG	131	15,552
Linde AG	412	97,440
Merck KGaA	306	31,620
Morphosys AG (a)	69	7,378
MTU Aero Engines Holdings AG	124	27,945
Muenchener Rueckversicherungs AG	349	77,293
OSRAM Licht AG	146	5,808
ProSiebenSat.1 Media AG	476	12,332
Puma AG	11	5,428
Rheinmetall AG	93	9,724
RWE AG	1,171	28,891
SAP SE	2,132	262,158
Siemens AG	1,665	212,893
Symrise AG	292	26,654
Telefonica Deutschland Holding AG	1,580	6,679
Thyssenkrupp AG	897	22,641
TUI AG (GB)	950	18,239
Uniper SE	524	16,128
United Internet AG	317	14,998
Vonovia SE	1,026	50,127
Wirecard AG	254	55,059
Zalando SE (a)	226	8,793

TOTAL GERMANY		2,744,781

Greece - 0.1%
Alpha Bank AE (a)	2,470	3,553
EFG Eurobank Ergasias SA (a)	3,142	2,368
Greek Organization of Football Prognostics SA	503	5,279
Hellenic Telecommunications Organization SA	594	7,290
Jumbo SA	83	1,234
Motor Oil (HELLAS) Corinth Refineries SA	160	4,180
Mytilineos Holdings SA	196	1,946
National Bank of Greece SA (a)	1,342	2,727
Piraeus Bank SA	593	1,294
Titan Cement Co. SA (Reg.)	77	1,909

TOTAL GREECE		31,780

Hong Kong - 2.3%
AIA Group Ltd.	26,600	237,514
Bank of East Asia Ltd.	3,800	14,174
Beijing Enterprises Holdings Ltd.	2,000	11,216
BOC Hong Kong (Holdings) Ltd.	7,500	35,640
China Everbright International Ltd.	8,222	7,100
China Jinmao Holdings Group Ltd.	6,000	2,729
China Merchants Holdings International Co. Ltd.	2,000	3,827
China Mobile Ltd.	12,000	117,982
China Overseas Land and Investment Ltd.	12,000	37,556
China Resources Beer Holdings Co. Ltd.	4,000	16,070
China Resources Pharmaceutical Group Ltd. (b)	4,500	7,139
China Resources Power Holdings Co. Ltd.	4,000	7,072
China Taiping Insurance Group Ltd.	4,000	14,026
China Unicom Ltd.	12,000	14,019
CITIC Pacific Ltd.	12,000	17,874
CLP Holdings Ltd.	4,500	52,684
CNOOC Ltd.	36,000	71,285
CSPC Pharmaceutical Group Ltd.	10,000	21,231
Far East Horizon Ltd.	7,000	6,662
Fosun International Ltd.	8,000	14,103
Galaxy Entertainment Group Ltd.	6,000	38,054
Guangdong Investment Ltd.	6,000	10,654
Hang Lung Group Ltd.	1,000	2,657
Hang Lung Properties Ltd.	6,000	11,727
Hang Seng Bank Ltd.	1,500	40,737
Henderson Land Development Co. Ltd.	3,100	15,582
Hong Kong & China Gas Co. Ltd.	20,500	40,632
Hong Kong Exchanges and Clearing Ltd.	2,807	80,319
Hysan Development Co. Ltd.	1,000	5,052
Lenovo Group Ltd.	22,000	16,075
Link (REIT)	5,000	49,212
MTR Corp. Ltd.	3,000	15,789
New World Development Co. Ltd.	11,000	15,007
PCCW Ltd.	16,000	9,320
Power Assets Holdings Ltd.	3,500	24,367
Sino Land Ltd.	6,000	10,286
Sino-Ocean Group Holding Ltd.	3,500	1,542
Sun Art Retail Group Ltd.	3,500	4,551
Sun Hung Kai Properties Ltd.	3,500	50,793
Swire Pacific Ltd. (A Shares)	1,000	10,954
Swire Properties Ltd.	2,200	8,333
Techtronic Industries Co. Ltd.	3,000	19,161
Vitasoy International Holdings Ltd.	2,000	6,821
Wharf Holdings Ltd.	7,000	19,046
Wheelock and Co. Ltd.	2,000	11,995

TOTAL HONG KONG		1,228,569

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,505	16,214
OTP Bank PLC	425	15,751
Richter Gedeon PLC	219	4,097

TOTAL HUNGARY		36,062

India - 2.4%
Adani Ports & Special Economic Zone Ltd. (a)	1,659	7,525
Asian Paints Ltd.	1,104	19,691
Aurobindo Pharma Ltd.	882	9,055
Axis Bank Ltd. (a)	4,003	33,855
Bajaj Auto Ltd.	278	10,304
Bajaj Finance Ltd.	408	12,199
Bajaj Finserv Ltd.	154	12,756
Bharat Petroleum Corp. Ltd.	1,305	6,734
Bharti Airtel Ltd.	2,202	10,281
Bharti Infratel Ltd. (a)	1,045	3,790
Coal India Ltd.	2,216	8,137
Dr. Reddy's Laboratories Ltd.	326	11,350
Eicher Motors Ltd.	29	9,673
GAIL India Ltd.	1,446	7,558
Grasim Industries Ltd.	1,117	15,736
HCL Technologies Ltd.	1,185	17,777
HDFC Bank Ltd.	4,428	122,277
Hero Motocorp Ltd.	234	9,466
Hindalco Industries Ltd.	2,730	8,646
Hindustan Petroleum Corp. Ltd.	1,115	3,867
Hindustan Unilever Ltd.	1,483	32,896
Housing Development Finance Corp. Ltd.	3,486	84,350
ICICI Bank Ltd.	14,612	61,660
Indiabulls Housing Finance Ltd.	837	9,891
Indian Oil Corp. Ltd.	5,190	10,976
IndusInd Bank Ltd.	1,243	28,972
Infosys Ltd.	8,699	87,365
ITC Ltd.	18,680	76,706
JSW Steel Ltd.	2,458	12,937
Kotak Mahindra Bank Ltd.	2,389	37,613
Larsen & Toubro Ltd.	2,753	48,298
Lupin Ltd. (a)	768	9,543
Mahindra & Mahindra Ltd.	1,906	22,631
Maruti Suzuki India Ltd.	314	31,820
Motherson Sumi Systems Ltd. (a)	1,236	4,377
NTPC Ltd.	5,246	12,071
Oil & Natural Gas Corp. Ltd.	6,940	16,960
Petronet LNG Ltd.	1,508	4,674
Piramal Enterprises Ltd.	207	6,564
Power Grid Corp. of India Ltd.	4,531	11,773
Reliance Industries Ltd.	7,336	127,270
State Bank of India (a)	7,391	27,063
Sun Pharmaceutical Industries Ltd.	2,468	21,213
Tata Consultancy Services Ltd.	2,241	67,490
Tata Motors Ltd. (a)	3,936	12,147
Tata Steel Ltd.	1,583	12,690
Titan Co. Ltd.	778	8,644
United Spirits Ltd. (a)	901	6,391
UPL Ltd. (a)	893	8,181
Vakrangee Ltd.	2,021	790
Vedanta Ltd. (a)	2,130	6,824
Yes Bank Ltd.	4,364	11,053
Zee Entertainment Enterprises Ltd.	858	5,190

TOTAL INDIA		1,267,700

Indonesia - 0.4%
Barito Pacific Tbk PT	8,800	1,087
PT Adaro Energy Tbk	25,200	3,103
PT Astra International Tbk	41,900	20,667
PT Bank Central Asia Tbk	32,700	52,995
PT Bank Danamon Indonesia Tbk Series A	4,600	2,223
PT Bank Jabar Banten Tbk	7,900	1,076
PT Bank Mandiri (Persero) Tbk	39,000	17,574
PT Bank Negara Indonesia (Persero) Tbk	17,400	8,641
PT Bank Rakyat Indonesia Tbk	109,000	23,041
PT Bank Tabungan Negara Tbk	6,500	1,147
PT Bumi Resources Tbk (a)	61,800	896
PT Bumi Serpong Damai Tbk (a)	9,400	729
PT Charoen Pokphand Indonesia Tbk	13,800	4,700
PT Ciputra Development Tbk	49,500	2,907
PT Gudang Garam Tbk	1,800	8,945
PT Indah Kiat Pulp & Paper Tbk	5,400	6,287
PT Indo Tambangraya Megah Tbk	600	1,041
PT Indocement Tunggal Prakarsa Tbk	2,800	3,476
PT Indofood CBP Sukses Makmur Tbk	6,000	3,553
PT Indofood Sukses Makmur Tbk	5,200	2,059
PT Kalbe Farma Tbk	31,800	2,945
PT Matahari Department Store Tbk	4,900	2,277
PT Perusahaan Gas Negara Tbk Series B	21,600	3,261
PT Semen Gresik (Persero) Tbk	4,100	2,731
PT Surya Citra Media Tbk	7,900	994
PT Telekomunikasi Indonesia Tbk Series B	102,300	25,041
PT United Tractors Tbk	2,400	5,315
PT Waskita Karya Persero Tbk	7,700	878
PT XL Axiata Tbk (a)	5,800	1,074

TOTAL INDONESIA		210,663

Ireland - 0.5%
Bank Ireland Group PLC	1,931	14,786
CRH PLC	1,886	61,699
DCC PLC (United Kingdom)	181	16,432
Glanbia PLC	363	6,254
Grafton Group PLC unit	325	3,209
Greencore Group PLC	1,141	2,753
ICON PLC (a)	116	17,835
James Hardie Industries PLC CDI	888	13,454
Kerry Group PLC Class A	361	39,923
Kingspan Group PLC (Ireland)	377	17,579
Paddy Power Betfair PLC (Ireland)	170	14,507
Ryanair Holdings PLC sponsored ADR (a)	502	48,212
Smurfit Kappa Group PLC	474	18,745
United Drug PLC (United Kingdom)	680	6,031

TOTAL IRELAND		281,419

Isle of Man - 0.0%
Genting Singapore Ltd.	11,600	8,995
NEPI Rockcastle PLC	1,467	13,335

TOTAL ISLE OF MAN		22,330

Israel - 0.4%
Alony Hetz Properties & Investments Ltd.	543	5,709
Azrieli Group	29	1,489
Bank Hapoalim BM (Reg.)	2,186	16,010
Bank Leumi le-Israel BM	2,919	19,252
Bezeq The Israel Telecommunication Corp. Ltd.	3,081	3,543
Check Point Software Technologies Ltd. (a)	263	30,947
CyberArk Software Ltd. (a)	37	2,954
Elbit Systems Ltd. (Israel)	47	5,959
First International Bank of Israel	128	2,889
Frutarom Industries Ltd.	67	6,935
Israel Chemicals Ltd.	1,852	11,303
Israel Discount Bank Ltd. (Class A)	2,556	8,524
Mazor Robotics Ltd. (a)	72	2,069
Mellanox Technologies Ltd. (a)	74	5,435
Mizrahi Tefahot Bank Ltd.	369	6,464
NICE Systems Ltd. (a)	125	14,141
Orbotech Ltd. (a)	61	3,626
Paz Oil Co. Ltd.	38	5,960
SodaStream International Ltd. (a)	35	5,008
Taro Pharmaceutical Industries Ltd. (a)	13	1,278
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,846	39,763
Tower Semiconductor Ltd. (a)	236	5,139
Wix.com Ltd. (a)	46	5,506

TOTAL ISRAEL		209,903

Italy - 1.3%
A2A SpA	3,561	6,181
Assicurazioni Generali SpA	2,784	48,098
Atlantia SpA	959	19,897
Azimut Holding SpA	363	5,479
Banca Generali SpA	55	1,423
Banca Mediolanum S.p.A.	1,076	7,321
Banca Popolare dell'Emilia Romagna	1,321	6,117
Banco BPM SpA (a)	3,020	7,444
Brembo SpA	207	2,711
Cerved Information Solutions SpA	581	6,263
Davide Campari-Milano SpA	1,591	13,549
DiaSorin S.p.A.	46	4,839
Enel SpA	16,952	86,651
Eni SpA	5,816	109,629
FinecoBank SpA	851	11,377
Hera SpA	1,182	3,681
Interpump Group SpA	217	7,105
Intesa Sanpaolo SpA	34,180	87,088
Italgas SpA	722	3,918
Leonardo SpA	823	9,919
Luxottica Group SpA	271	18,413
Mediobanca SpA	1,402	14,006
Moncler SpA	260	11,199
Pirelli & C. S.p.A. (b)	805	6,756
Poste Italiane SpA (b)	991	7,918
Prysmian SpA	455	10,597
Recordati SpA	174	5,891
Saipem SpA (a)	990	6,101
Snam Rete Gas SpA	4,949	20,623
Telecom Italia SpA (a)	19,887	12,021
Terna SpA	3,857	20,604
UniCredit SpA	4,752	71,526
Unione di Banche Italiane SCpA	1,849	7,419
Unipol Gruppo SpA	1,739	7,745
Unipolsai SpA	2,027	4,778

TOTAL ITALY		674,287

Japan - 18.2%
77 Bank Ltd.	100	2,378
ABC-MART, Inc.	100	5,562
ACOM Co. Ltd.	500	2,015
Activia Properties, Inc.	1	4,330
Adeka Corp.	100	1,716
Advance Residence Investment Corp.	3	7,662
Advantest Corp.	300	6,318
Aeon (REIT) Investment Corp.	2	2,149
AEON Co. Ltd.	2,000	48,187
AEON Financial Service Co. Ltd.	500	10,355
AEON MALL Co. Ltd.	100	1,718
Agc, Inc.	500	20,749
Aica Kogyo Co. Ltd.	100	4,040
Ain Holdings, Inc.	100	8,071
Air Water, Inc.	300	5,505
Aisin Seiki Co. Ltd.	400	19,468
Ajinomoto Co., Inc.	1,200	20,600
Alfresa Holdings Corp.	400	10,702
All Nippon Airways Ltd.	700	24,459
Alps Electric Co. Ltd.	400	10,160
Amada Holdings Co. Ltd.	1,000	10,676
Amano Corp.	100	2,089
Anritsu Corp.	200	3,295
Aozora Bank Ltd.	300	10,720
Ariake Japan Co. Ltd.	100	9,972
Asahi Group Holdings	1,100	47,681
ASAHI INTECC Co. Ltd.	200	8,731
Asahi Kasei Corp.	3,000	45,494
Asics Corp.	300	4,473
Astellas Pharma, Inc.	4,900	85,569
Azbil Corp.	200	4,351
Bandai Namco Holdings, Inc.	500	19,429
Bank of Kyoto Ltd.	200	10,438
Benesse Holdings, Inc.	200	5,694
Bic Camera, Inc.	200	2,781
Bridgestone Corp.	1,500	56,690
Brother Industries Ltd.	600	11,850
Calbee, Inc.	200	6,583
Canon, Inc.	2,300	72,932
Casio Computer Co. Ltd.	500	8,172
Central Japan Railway Co.	400	83,295
Chiba Bank Ltd.	1,800	12,294
Chiyoda Corp.	300	2,442
Chubu Electric Power Co., Inc.	1,500	22,687
Chugai Pharmaceutical Co. Ltd.	500	32,125
Chugoku Electric Power Co., Inc.	700	8,995
Citizen Watch Co. Ltd.	300	1,978
CKD Corp.	100	1,283
Coca-Cola West Co. Ltd.	200	5,351
COMSYS Holdings Corp.	200	5,923
Concordia Financial Group Ltd.	2,500	12,256
Cosmo Energy Holdings Co. Ltd.	100	4,110
Credit Saison Co. Ltd.	500	8,154
CyberAgent, Inc.	200	10,650
Dai Nippon Printing Co. Ltd.	800	18,602
Dai-ichi Mutual Life Insurance Co.	2,700	56,212
Daicel Chemical Industries Ltd.	700	8,132
Daido Steel Co. Ltd.	100	4,858
Daifuku Co. Ltd.	300	15,288
Daiichi Sankyo Kabushiki Kaisha	1,500	65,019
Daiichikosho Co. Ltd.	100	4,823
Daikin Industries Ltd.	700	93,173
Dainippon Sumitomo Pharma Co. Ltd.	300	6,889
Daito Trust Construction Co. Ltd.	200	25,726
Daiwa House Industry Co. Ltd.	1,500	44,464
Daiwa House REIT Investment Corp.	2	4,575
Daiwa Office Investment Corp.	1	6,029
Daiwa Securities Group, Inc.	3,400	20,684
DeNA Co. Ltd.	200	3,533
Denki Kagaku Kogyo KK	200	6,971
DENSO Corp.	1,100	58,079
Dentsu, Inc.	600	27,830
Dic Corp.	200	7,199
Disco Corp.	100	16,740
Dmg Mori Co. Ltd.	100	1,670
Don Quijote Holdings Co. Ltd.	300	15,182
Dowa Holdings Co. Ltd.	100	3,177
East Japan Railway Co.	800	74,318
Ebara Corp.	200	6,900
Eisai Co. Ltd.	700	68,139
Electric Power Development Co. Ltd.	300	8,304
Ezaki Glico Co. Ltd.	100	4,911
FamilyMart Co. Ltd.	200	20,824
Fanuc Corp.	400	75,253
Fast Retailing Co. Ltd.	100	50,660
Frontier Real Estate Investment Corp.	1	3,895
Fuji Corp.	100	1,603
Fuji Electric Co. Ltd.	400	16,018
Fuji Oil Holdings, Inc.	100	3,151
Fuji Seal International, Inc.	100	3,543
Fujifilm Holdings Corp.	1,000	45,018
Fujikura Ltd.	1,000	4,726
Fujitsu Ltd.	400	28,502
Fukuoka Financial Group, Inc.	400	11,002
Fukuyama Transporting Co. Ltd.	100	4,326
Furukawa Electric Co. Ltd.	100	3,327
Fuyo General Lease Co. Ltd.	100	6,082
Glory Ltd.	100	2,444
GLP J-REIT	7	6,808
GS Yuasa Corp.	200	4,923
Gunma Bank Ltd.	1,500	7,723
H2O Retailing Corp.	200	3,292
Hakuhodo DY Holdings, Inc.	600	10,525
Hamamatsu Photonics K.K.	300	11,948
Hankyu Hanshin Holdings, Inc.	500	17,735
Hanwa Co. Ltd.	100	3,327
Harmonic Drive Systems, Inc.	100	3,683
Haseko Corp.	600	7,789
Hikari Tsushin, Inc.	100	19,768
Hino Motors Ltd.	700	7,664
Hirose Electric Co. Ltd.	100	10,931
Hiroshima Bank Ltd.	500	3,384
Hisamitsu Pharmaceutical Co., Inc.	200	15,332
Hitachi Chemical Co. Ltd.	200	4,071
Hitachi Construction Machinery Co. Ltd.	200	6,689
Hitachi High-Technologies Corp.	100	3,446
Hitachi Ltd.	2,200	74,740
Hitachi Metals Ltd.	300	3,715
Hokuhoku Financial Group, Inc.	200	2,811
Honda Motor Co. Ltd.	3,900	117,453
Horiba Ltd.	100	5,298
Hoshizaki Corp.	100	10,350
House Foods Group, Inc.	100	3,001
Hoya Corp.	900	53,468
Hulic Co. Ltd.	800	7,851
Ibiden Co. Ltd.	400	5,608
Idemitsu Kosan Co. Ltd.	300	15,869
IHI Corp.	300	11,367
Iida Group Holdings Co. Ltd.	300	5,336
Industrial & Infrastructure Fund Investment Corp.	2	2,017
INPEX Corp.	2,200	27,437
Invincible Investment Corp.	6	2,508
Isetan Mitsukoshi Holdings Ltd.	700	8,594
Isuzu Motors Ltd.	1,300	20,492
IT Holdings Corp.	200	9,998
ITO EN Ltd.	100	4,436
Itochu Corp.	3,500	64,073
ITOCHU Techno-Solutions Corp.	300	6,519
Itoham Yonekyu Holdings, Inc.	200	1,380
Iyo Bank Ltd.	1,100	6,874
Izumi Co. Ltd.	100	6,645
J. Front Retailing Co. Ltd.	500	7,758
JAFCO Co. Ltd.	100	3,890
Japan Airlines Co. Ltd.	900	32,350
Japan Airport Terminal Co. Ltd.	100	4,550
Japan Excellent, Inc.	2	2,651
Japan Exchange Group, Inc.	1,400	24,397
Japan Hotel REIT Investment Corp.	9	6,551
Japan Logistics Fund, Inc.	1	1,967
Japan Prime Realty Investment Corp.	2	7,129
Japan Real Estate Investment Corp.	3	15,737
Japan Retail Fund Investment Corp.	4	7,256
Japan Steel Works Ltd.	100	2,434
Japan Tobacco, Inc.	2,500	65,261
JFE Holdings, Inc.	1,200	27,534
JGC Corp.	500	11,468
Joyful Honda Co. Ltd.	300	4,742
JSR Corp.	400	7,467
JTEKT Corp.	600	8,782
JX Holdings, Inc.	5,700	43,059
K's Holdings Corp.	200	2,420
Kagome Co. Ltd.	100	2,887
Kajima Corp.	1,000	14,531
Kakaku.com, Inc.	300	5,867
Kaken Pharmaceutical Co. Ltd.	100	5,316
Kamigumi Co. Ltd.	300	6,612
Kaneka Corp.	200	9,241
Kansai Electric Power Co., Inc.	1,900	28,645
Kansai Paint Co. Ltd.	500	9,215
Kao Corp.	1,100	88,817
Kawasaki Heavy Industries Ltd.	400	11,283
Kawasaki Kisen Kaisha Ltd. (a)	100	2,022
KDDI Corp.	4,000	110,347
Keihan Electric Railway Co., Ltd.	300	11,459
Keihin Electric Express Railway Co. Ltd.	600	10,936
Keio Corp.	300	16,423
Keisei Electric Railway Co.	500	17,603
Kenedix Office Investment Corp.	1	6,381
Kewpie Corp.	200	4,629
Keyence Corp.	200	116,142
Kikkoman Corp.	400	23,799
Kinden Corp.	400	6,404
Kintetsu Group Holdings Co. Ltd.	400	16,089
Kirin Holdings Co. Ltd.	2,100	53,803
Kobayashi Pharmaceutical Co. Ltd.	100	7,358
Kobe Steel Ltd.	800	7,111
Koito Manufacturing Co. Ltd.	300	19,697
Kokuyo Co. Ltd.	200	3,601
Komatsu Ltd.	2,200	66,948
Konami Holdings Corp.	200	7,833
Konica Minolta, Inc.	1,100	11,695
Kose Corp.	100	19,055
Kubota Corp.	2,700	45,887
Kuraray Co. Ltd.	800	12,026
Kurita Water Industries Ltd.	200	5,826
Kyocera Corp.	800	48,020
Kyowa Exeo Corp.	200	5,853
Kyowa Hakko Kirin Co., Ltd.	600	11,243
Kyudenko Corp.	100	3,969
Kyushu Electric Power Co., Inc.	1,000	12,067
Kyushu Financial Group, Inc.	1,500	7,129
Kyushu Railway Co.	300	9,136
Lawson, Inc.	100	6,090
Leopalace21 Corp.	400	2,228
LINE Corp. (a)	100	4,213
Lion Corp.	600	13,329
LIXIL Group Corp.	600	11,554
M3, Inc.	800	18,152
Mabuchi Motor Co. Ltd.	100	4,035
Maeda Corp.	600	7,921
Makita Corp.	600	30,048
Marubeni Corp.	4,100	37,529
Marui Group Co. Ltd.	500	12,339
Maruichi Steel Tube Ltd.	200	6,522
Matsumotokiyoshi Holdings Co. Ltd.	200	8,203
Mazda Motor Corp.	1,300	15,626
McDonald's Holdings Co. (Japan) Ltd.	100	4,392
Mebuki Financial Group, Inc.	1,600	5,534
Medipal Holdings Corp.	500	10,434
Meiji Holdings Co. Ltd.	300	20,146
Minebea Mitsumi, Inc.	900	16,318
Miraca Holdings, Inc.	100	2,601
Misumi Group, Inc.	700	18,113
Mitsubishi Chemical Holdings Corp.	3,600	34,457
Mitsubishi Corp.	3,500	107,846
Mitsubishi Electric Corp.	4,800	65,757
Mitsubishi Estate Co. Ltd.	3,200	54,336
Mitsubishi Gas Chemical Co., Inc.	400	8,516
Mitsubishi Heavy Industries Ltd.	700	27,028
Mitsubishi Logistics Corp.	100	2,584
Mitsubishi Materials Corp.	500	14,940
Mitsubishi Motors Corp. of Japan	1,400	9,882
Mitsubishi Tanabe Pharma Corp.	500	8,361
Mitsubishi UFJ Financial Group, Inc.	30,900	191,972
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	8,832
Mitsui & Co. Ltd.	3,900	69,354
Mitsui Chemicals, Inc.	400	10,002
Mitsui Fudosan Co. Ltd.	2,200	52,067
Mitsui Mining & Smelting Co. Ltd.	100	2,896
Mitsui OSK Lines Ltd.	200	5,835
Miura Co. Ltd.	200	6,196
mixi, Inc.	100	2,399
Mizuho Financial Group, Inc.	53,000	92,369
MonotaRO Co. Ltd.	400	11,283
Mori Hills REIT Investment Corp.	2	2,542
Morinaga & Co. Ltd.	100	3,736
Morinaga Milk Industry Co. Ltd.	100	2,715
MS&AD Insurance Group Holdings, Inc.	1,100	36,731
Murata Manufacturing Co. Ltd.	500	76,857
Nabtesco Corp.	200	5,316
Nachi-Fujikoshi Corp.	100	4,920
Nagase & Co. Ltd.	700	12,297
Nagoya Railroad Co. Ltd.	400	9,907
Nankai Electric Railway Co. Ltd.	300	7,538
NEC Corp.	500	13,818
New Hampshire Foods Ltd.	200	7,384
Nexon Co. Ltd. (a)	600	7,842
NGK Insulators Ltd.	600	9,896
NGK Spark Plug Co. Ltd.	400	11,653
NHK Spring Co. Ltd.	600	6,237
Nichias Corp.	500	13,004
Nichirei Corp.	300	7,948
Nidec Corp.	600	86,314
Nifco, Inc.	100	2,689
Nihon Kohden Corp.	200	6,337
Nihon M&A Center, Inc.	300	9,004
Nihon Parkerizing Co. Ltd.	100	1,352
Nihon Unisys Ltd.	100	2,581
Nikkon Holdings Co. Ltd.	100	2,593
Nikon Corp.	800	15,033
Nintendo Co. Ltd.	300	109,150
Nippon Accommodations Fund, Inc.	1	4,453
Nippon Building Fund, Inc.	3	17,347
Nippon Electric Glass Co. Ltd.	200	6,293
Nippon Express Co. Ltd.	200	13,131
Nippon Gas Co. Ltd.	100	4,990
Nippon Kayaku Co. Ltd.	200	2,378
Nippon Light Metal Holding Co. Ltd.	1,900	4,247
Nippon Paint Holdings Co. Ltd.	400	14,927
Nippon Paper Industries Co. Ltd.	200	3,681
Nippon Prologis REIT, Inc.	3	5,938
Nippon Shinyaku Co. Ltd.	200	13,114
Nippon Shokubai Co. Ltd.	100	7,772
Nippon Steel & Sumitomo Metal Corp.	2,200	46,538
Nippon Suisan Kaisha Co. Ltd.	400	2,605
Nippon Telegraph & Telephone Corp.	3,000	135,391
Nippon Yusen KK	300	5,642
Nipro Corp.	500	6,839
Nishi-Nippon Financial Holdings, Inc.	200	2,313
Nishi-Nippon Railroad Co. Ltd.	100	2,706
Nissan Chemical Corp.	400	21,123
Nissan Motor Co. Ltd.	5,200	48,659
Nisshin Seifun Group, Inc.	500	10,958
Nisshinbo Holdings, Inc.	400	4,763
Nissin Food Holdings Co. Ltd.	200	13,748
Nitori Holdings Co. Ltd.	200	28,683
Nitto Denko Corp.	400	29,981
NKSJ Holdings, Inc.	900	38,330
NOF Corp.	200	6,751
NOK Corp.	300	5,151
Nomura Holdings, Inc.	8,000	38,156
Nomura Real Estate Holdings, Inc.	400	8,076
Nomura Real Estate Master Fund, Inc.	8	10,928
Nomura Research Institute Ltd.	300	15,156
NSK Ltd.	1,000	11,459
NTN Corp.	1,200	4,911
NTT Data Corp.	1,500	20,767
NTT DOCOMO, Inc.	2,700	72,597
Obayashi Corp.	1,500	14,205
OBIC Co. Ltd.	200	18,923
Odakyu Electric Railway Co. Ltd.	800	18,926
Oji Holdings Corp.	2,000	14,522
Okuma Corp.	100	5,554
Okumura Corp.	100	3,138
Olympus Corp.	700	27,324
OMRON Corp.	500	21,123
Ono Pharmaceutical Co. Ltd.	1,100	31,126
Open House Co. Ltd.	100	4,929
Oracle Corp. Japan	100	8,062
Oriental Land Co. Ltd.	500	52,280
ORIX Corp.	3,000	48,636
ORIX JREIT, Inc.	6	9,368
Osaka Gas Co. Ltd.	800	15,603
OSG Corp.	100	2,277
Otsuka Corp.	200	7,463
Otsuka Holdings Co. Ltd.	1,300	65,526
Panasonic Corp.	5,400	62,593
Park24 Co. Ltd.	300	9,070
Penta-Ocean Construction Co. Ltd.	300	1,999
PeptiDream, Inc. (a)	200	7,974
Pigeon Corp.	300	16,898
Pilot Corp.	100	6,011
Pola Orbis Holdings, Inc.	200	7,305
Rakuten, Inc.	2,300	17,628
Recruit Holdings Co. Ltd.	3,100	103,461
Relo Group, Inc.	200	5,879
Rengo Co. Ltd.	700	5,970
Resona Holdings, Inc.	4,500	25,280
Resorttrust, Inc.	100	1,648
Ricoh Co. Ltd.	1,500	16,106
Rinnai Corp.	100	7,622
ROHM Co. Ltd.	200	14,575
Rohto Pharmaceutical Co. Ltd.	200	7,023
Ryohin Keikaku Co. Ltd.	100	29,748
Sankyu, Inc.	100	5,615
Santen Pharmaceutical Co. Ltd.	900	14,266
Sanwa Holdings Corp.	900	10,717
Sapporo Breweries Ltd.	100	2,078
Sawai Pharmaceutical Co. Ltd.	100	5,395
SBI Holdings, Inc. Japan	400	12,427
Screen Holdings Co. Ltd.	100	5,844
SCSK Corp.	100	4,726
Secom Co. Ltd.	500	40,759
Sega Sammy Holdings, Inc.	300	4,423
Seibu Holdings, Inc.	600	10,789
Seiko Epson Corp.	900	15,351
Seino Holdings Co. Ltd.	400	6,045
Sekisui Chemical Co. Ltd.	900	16,603
Sekisui House Ltd.	1,300	19,823
Seria Co. Ltd.	100	3,538
Seven & i Holdings Co. Ltd.	1,700	75,709
Seven Bank Ltd.	1,200	3,792
SG Holdings Co. Ltd.	100	2,620
Sharp Corp.	300	6,097
Shikoku Electric Power Co., Inc.	300	3,916
Shima Seiki Manufacturing Ltd.	100	4,418
Shimadzu Corp.	700	21,933
Shimamura Co. Ltd.	100	9,488
SHIMANO, Inc.	200	32,230
SHIMIZU Corp.	1,500	13,690
Shin-Etsu Chemical Co. Ltd.	900	79,726
Shinsei Bank Ltd.	600	9,806
Shionogi & Co. Ltd.	800	52,272
Shiseido Co. Ltd.	900	69,698
Shizuoka Bank Ltd.	1,400	12,568
SHO-BOND Holdings Co. Ltd.	100	8,071
Shochiku Co. Ltd.	100	12,216
Showa Denko K.K.	300	16,555
Showa Shell Sekiyu K.K.	400	8,474
Skylark Co. Ltd.	100	1,479
SMC Corp.	200	64,003
SoftBank Corp.	2,000	199,799
Sohgo Security Services Co., Ltd.	200	8,792
Sojitz Corp.	2,000	7,217
Sony Corp.	2,800	170,206
Sony Financial Holdings, Inc.	300	6,612
Sosei Group Corp. (a)	100	1,207
Sotetsu Holdings, Inc.	200	6,689
Square Enix Holdings Co. Ltd.	200	8,273
Stanley Electric Co. Ltd.	300	10,258
Start Today Co. Ltd.	400	12,111
Subaru Corp.	1,500	45,943
Sugi Holdings Co. Ltd.	100	4,911
Sumco Corp.	300	4,351
Sumitomo Chemical Co. Ltd.	4,000	23,411
Sumitomo Corp.	2,800	46,687
Sumitomo Electric Industries Ltd.	1,800	28,231
Sumitomo Forestry Co. Ltd.	300	5,215
Sumitomo Heavy Industries Ltd.	300	10,707
Sumitomo Metal Mining Co. Ltd.	600	21,049
Sumitomo Mitsui Financial Group, Inc.	3,100	124,756
Sumitomo Mitsui Trust Holdings, Inc.	800	32,917
Sumitomo Osaka Cement Co. Ltd.	100	4,145
Sumitomo Realty & Development Co. Ltd.	1,000	35,909
Sumitomo Rubber Industries Ltd.	500	7,503
Sundrug Co. Ltd.	100	3,569
Suntory Beverage & Food Ltd.	300	12,700
Suzuken Co. Ltd.	200	9,488
Suzuki Motor Corp.	1,000	57,279
Sysmex Corp.	400	34,431
T&D Holdings, Inc.	1,600	26,404
Tadano Ltd.	200	2,325
Taiheiyo Cement Corp.	300	9,413
Taisei Corp.	500	22,795
Taisho Pharmaceutical Holdings Co. Ltd.	100	12,225
Taiyo Nippon Sanso Corp.	400	5,985
Taiyo Yuden Co. Ltd.	200	4,496
Takara Holdings, Inc.	300	4,409
Takashimaya Co. Ltd.	500	8,445
Takeda Pharmaceutical Co. Ltd.	1,700	72,689
TDK Corp.	300	32,714
TechnoPro Holdings, Inc.	100	6,205
Teijin Ltd.	300	5,753
Temp Holdings Co., Ltd.	300	7,037
Terumo Corp.	800	47,386
The Chugoku Bank Ltd.	500	5,092
The Daishi Bank Ltd., Niigata (d)	100	4,339
The Hachijuni Bank Ltd.	1,900	8,712
The Suruga Bank Ltd.	400	2,000
THK Co. Ltd.	300	7,636
Toagosei Co. Ltd.	200	2,308
Tobu Railway Co. Ltd.	400	11,829
Toda Corp.	700	5,052
Toho Co. Ltd.	300	9,413
Toho Gas Co. Ltd.	200	7,595
Tohoku Electric Power Co., Inc.	1,300	17,643
Tokai Carbon Co. Ltd.	400	7,854
Tokai Tokyo Financial Holdings	300	1,727
Tokio Marine Holdings, Inc.	1,700	84,342
Tokuyama Corp.	100	2,720
Tokyo Century Corp.	100	6,214
Tokyo Electric Power Co., Inc. (a)	1,400	6,876
Tokyo Electron Ltd.	400	55,128
Tokyo Gas Co. Ltd.	800	19,662
Tokyo Ohka Kogyo Co. Ltd.	100	2,966
Tokyo Seimitsu Co. Ltd.	100	2,598
Tokyo Tatemono Co. Ltd.	600	7,319
Tokyu Corp.	1,200	21,947
Tokyu Fudosan Holdings Corp.	1,800	12,547
Topcon Corp.	100	1,825
Toppan Printing Co. Ltd.	1,000	16,062
Toray Industries, Inc.	3,300	24,760
Toshiba Corp. (a)	1,000	28,912
Tosoh Corp.	700	10,782
Toto Ltd.	300	12,449
Toyo Seikan Group Holdings Ltd.	300	6,223
Toyo Suisan Kaisha Ltd.	200	7,754
Toyo Tire & Rubber Co. Ltd.	500	9,008
Toyobo Co. Ltd.	100	1,697
Toyoda Gosei Co. Ltd.	100	2,469
Toyota Boshoku Corp.	100	1,867
Toyota Industries Corp.	500	29,572
Toyota Motor Corp.	6,400	398,738
Toyota Tsusho Corp.	500	18,879
Trend Micro, Inc.	300	19,301
TS tech Co. Ltd.	100	3,450
Tsumura & Co.	100	3,450
Tsuruha Holdings, Inc.	100	12,313
Ube Industries Ltd.	200	5,439
Ulvac, Inc.	100	3,754
Unicharm Corp.	1,000	33,075
United Urban Investment Corp.	6	9,416
Ushio, Inc.	600	8,227
USS Co. Ltd.	400	7,425
Wacoal Holdings Corp.	100	2,869
Welcia Holdings Co. Ltd.	100	5,668
West Japan Railway Co.	400	27,886
Yahoo! Japan Corp.	3,100	11,159
Yakult Honsha Co. Ltd.	400	32,776
Yamada Denki Co. Ltd.	1,000	5,061
Yamaguchi Financial Group, Inc.	700	7,627
Yamaha Corp.	400	21,193
Yamaha Motor Co. Ltd.	600	16,819
Yamato Holdings Co. Ltd.	1,000	30,699
Yamazaki Baking Co. Ltd.	300	6,004
Yaskawa Electric Corp.	700	20,793
Yokogawa Electric Corp.	600	12,690
Yokohama Rubber Co. Ltd.	300	6,466
Zenkoku Hosho Co. Ltd.	100	4,000
Zeon Corp.	500	5,263

TOTAL JAPAN		9,641,350

Korea (South) - 3.4%
AMOREPACIFIC Corp.	61	14,347
AMOREPACIFIC Group, Inc.	43	3,615
BGF Retail Co. Ltd.	15	2,778
BS Financial Group, Inc.	1,265	9,804
Cafe24 Corp. (a)	17	2,292
Celltrion Healthcare Co. Ltd.	80	6,647
Celltrion Pharm, Inc.	25	1,802
Celltrion, Inc. (a)	236	63,164
CHA Biotech Co. Ltd. (a)	87	1,893
Cheil Industries, Inc.	186	21,706
Cheil Worldwide, Inc.	72	1,405
CJ CheilJedang Corp.	32	9,617
CJ Corp.	13	1,582
CJ O Shopping Co. Ltd.	8	1,788
Com2uS Corp.	16	2,114
Cosmax, Inc.	9	1,273
Coway Co. Ltd.	87	6,805
Daelim Industrial Co.	40	2,977
Daewoo Engineering & Construction Co. Ltd. (a)	183	976
Daewoong Pharmaceutical Co. Ltd.	7	1,224
Db Insurance Co. Ltd.	80	5,248
DGB Financial Group Co. Ltd.	153	1,399
Dong Suh Companies, Inc.	73	1,381
Doosan Co. Ltd.	13	1,599
Doosan Infracore Co. Ltd. (a)	133	1,175
DuzonBizon Co. Ltd.	22	1,211
E-Mart Co. Ltd.	34	6,358
Fila Korea Ltd.	80	3,237
G-treeBNT Co. Ltd. (a)	40	1,215
Genexine Co. Ltd. (a)	28	2,624
Green Cross Corp.	20	3,154
Green Cross Holdings Corp.	45	1,170
GS Engineering & Construction Corp.	97	4,572
GS Holdings Corp.	282	14,002
GS Retail Co. Ltd.	36	1,249
Hana Financial Group, Inc.	631	25,333
HanAll BioPharma Co. Ltd. (a)	51	1,498
Hanjin Kal Corp.	68	1,379
Hankook Tire Co. Ltd.	325	14,673
Hanmi Pharm Co. Ltd.	9	4,055
Hanmi Science Co. Ltd.	40	3,165
Hanon Systems	252	2,873
Hanssem Co. Ltd.	10	690
Hanwha Aerospace Co. Ltd. (a)	53	1,213
Hanwha Chemical Corp.	141	2,452
Hanwha Corp.	51	1,507
Hanwha Life Insurance Co. Ltd.	252	1,201
HDC Hyundai Development Co. (a)	61	2,798
HLB, Inc. (a)	64	6,927
Hotel Shilla Co.	57	5,573
HUGEL, Inc. (a)	4	1,542
Hyosung Advanced Materials Co. (a)	2	255
Hyosung Chemical Co. Ltd. (a)	1	138
Hyosung Corp.	6	260
Hyosung Heavy Industries Co. Ltd. (a)	4	214
Hyosung TNC Co. Ltd. (a)	2	335
Hyundai Construction Equipment Co. Ltd.	9	994
Hyundai Department Store Co. Ltd.	14	1,254
Hyundai Elevator Co. Ltd.	23	2,311
Hyundai Engineering & Construction Co. Ltd.	126	7,664
Hyundai Fire & Marine Insurance Co. Ltd.	89	3,365
Hyundai Glovis Co. Ltd.	35	4,100
Hyundai Heavy Industries Co. Ltd. (a)	146	17,696
Hyundai Industrial Development & Construction Co.	21	433
Hyundai Merchant Marine Co. Ltd. (a)	256	1,135
Hyundai Mipo Dockyard Co. Ltd. (a)	13	1,213
Hyundai Mobis	141	28,971
Hyundai Motor Co.	268	31,276
Hyundai Robotics Co. Ltd. (a)	18	6,569
Hyundai Steel Co.	298	15,173
Industrial Bank of Korea	592	8,136
ING Life Insurance Korea Ltd. (b)	57	1,752
JB Financial Group Co. Ltd.	1,229	6,678
Kakao Corp.	68	7,292
Kangwon Land, Inc.	252	6,518
KB Financial Group, Inc.	878	42,746
KCC Corp.	18	5,499
Kia Motors Corp.	552	17,460
Kiwoom Securities Co. Ltd.	11	966
Koh Young Technology, Inc.	14	1,375
Kolon Industries, Inc.	20	1,121
Komipharm International Co. Ltd. (a)	50	1,174
Korea Aerospace Industries Ltd. (a)	99	3,131
Korea Electric Power Corp.	669	17,700
Korea Express Co. Ltd. (a)	8	1,139
Korea Gas Corp. (a)	67	3,665
Korea Investment Holdings Co. Ltd.	53	3,635
Korea Petro Chemical Industries Co. Ltd.	28	4,655
Korea Zinc Co. Ltd.	24	9,430
Korean Air Lines Co. Ltd.	187	4,735
Korean Reinsurance Co.	126	1,187
KT&G Corp.	289	27,085
Kumho Petro Chemical Co. Ltd.	54	4,793
LG Chemical Ltd.	95	31,291
LG Corp.	407	26,628
LG Display Co. Ltd.	456	7,876
LG Electronics, Inc.	226	14,460
LG Household & Health Care Ltd.	17	19,548
LG Innotek Co. Ltd.	43	5,057
LG International Corp.	52	1,038
LG Telecom Ltd.	608	10,027
Lotte Chemical Corp.	45	11,274
Lotte Confectionery Co. Ltd. (a)	24	1,235
Lotte Fine Chemical Co. Ltd.	18	842
Lotte Shopping Co. Ltd.	38	7,174
LS Cable Ltd.	42	2,593
LS Industrial Systems Ltd.	19	1,277
Mando Corp.	70	2,176
Medipost Co. Ltd. (a)	15	1,406
Medy-Tox, Inc.	7	3,905
Meritz Fire & Marine Insurance Co. Ltd.	240	4,185
Meritz Securities Co. Ltd.	370	1,385
Mirae Asset Daewoo Co. Ltd.	942	7,190
NAVER Corp.	60	38,714
NCSOFT Corp.	41	16,349
Netmarble Corp. (b)	87	9,016
Nong Shim Co. Ltd.	17	3,730
Oci Co. Ltd.	28	2,776
Orion Corp./Republic of Korea	40	3,803
Ottogi Corp.	6	4,039
Paradise Co. Ltd.	228	4,304
Pearl Abyss Corp. (a)	10	1,927
POSCO	208	55,202
POSCO Chemtech Co. Ltd.	26	1,710
Posco Daewoo Corp.	67	1,265
S-Oil Corp.	111	13,704
S1 Corp.	18	1,483
Samsung Biologics Co. Ltd. (a)(b)	34	16,361
Samsung Card Co. Ltd.	38	1,260
Samsung Electro-Mechanics Co. Ltd.	118	14,781
Samsung Electronics Co. Ltd.	12,443	520,850
Samsung Engineering Co. Ltd. (a)	493	8,574
Samsung Fire & Marine Insurance Co. Ltd.	83	21,242
Samsung Heavy Industries Co. Ltd. (a)	456	3,320
Samsung Life Insurance Co. Ltd.	187	16,397
Samsung SDI Co. Ltd.	145	33,778
Samsung SDS Co. Ltd.	81	16,862
Samsung Securities Co. Ltd.	70	2,060
Shinhan Financial Group Co. Ltd.	1,008	40,716
Shinsegae Co. Ltd.	10	3,267
SillaJen, Inc. (a)	110	10,151
SK C&C Co. Ltd.	73	18,880
SK Energy Co. Ltd.	129	24,994
SK Hynix, Inc.	1,361	89,656
SK Materials Co., Ltd.	7	1,151
SK Telecom Co. Ltd.	104	26,357
SKC Co. Ltd.	29	1,115
Studio Dragon Corp.	20	2,082
STX Pan Ocean Co. Ltd. (Korea) (a)	622	2,937
ViroMed Co. Ltd. (a)	24	5,208
WONIK IPS Co. Ltd.	43	868
Woori Bank	597	9,092
Woori Investment & Securities Co. Ltd.	144	1,856
Yuhan Corp.	8	1,748

TOTAL KOREA (SOUTH)		1,803,662

Luxembourg - 0.2%
Aperam	59	2,705
ArcelorMittal SA (Netherlands)	1,515	47,141
B&M European Value Retail S.A.	2,442	12,311
Eurofins Scientific SA	18	10,220
Millicom International Cellular SA (depository receipt)	97	5,572
SES SA (France) (depositary receipt)	774	16,985
Subsea 7 SA	478	7,071
Tenaris SA	999	16,731

TOTAL LUXEMBOURG		118,736

Malaysia - 0.5%
AirAsia Group BHD	3,400	2,596
AMMB Holdings Bhd	2,400	2,395
Astro Malaysia Holdings Bhd (b)	3,000	1,066
Axiata Group Bhd	5,520	6,082
British American Tobacco (Malaysia) Bhd	200	1,533
Bumiputra-Commerce Holdings Bhd	10,100	14,667
Dialog Group Bhd	6,400	5,397
DiGi.com Bhd	5,600	6,522
Gamuda Bhd	2,600	2,111
Genting Bhd	4,100	7,737
Genting Malaysia Bhd	4,600	5,546
Hartalega Holdings Bhd	2,100	3,359
Hong Leong Bank Bhd	1,000	4,973
IHH Healthcare Bhd (b)	5,500	6,924
IJM Corp. Bhd	4,400	1,914
IOI Corp. Bhd	12,000	13,164
IOI Properties Group Bhd	2,500	1,009
Kuala Lumpur Kepong Bhd	1,100	6,634
Lotte Chemical Titan Holding BHD	2,800	3,410
Malayan Banking Bhd	9,200	21,763
Malaysia Airports Holdings Bhd	1,000	2,151
Maxis Bhd	2,000	2,822
MISC Bhd	1,900	2,782
My E.G.Services Bhd	3,800	1,607
Nestle (Malaysia) BHD	100	3,538
Petronas Chemicals Group Bhd	5,500	12,439
Petronas Dagangan Bhd	400	2,538
Petronas Gas Bhd	1,800	8,220
PPB Group Bhd	2,400	9,731
Press Metal Bhd	3,200	3,758
Public Bank Bhd	5,100	30,808
RHB Capital Bhd	1,400	1,827
Sime Darby Bhd	26,000	16,397
Sime Darby Plantation Bhd	10,800	13,831
Sime Darby Property Bhd	10,000	2,851
Telekom Malaysia Bhd	2,500	1,945
Tenaga Nasional Bhd	5,600	20,920
Top Glove Corp. Bhd	1,100	2,833
YTL Corp. Bhd	8,000	2,416

TOTAL MALAYSIA		262,216

Malta - 0.0%
Kindred Group PLC (depositary receipt)	324	3,638
Mauritius - 0.0%
Golden Agri-Resources Ltd.	10,600	1,938
Mexico - 0.6%
Alfa SA de CV Series A	6,900	8,897
America Movil S.A.B. de CV Series L	60,100	48,301
Banco Santander Mexico SA	2,600	4,049
CEMEX S.A.B. de CV unit (a)	29,100	20,433
Coca-Cola FEMSA S.A.B. de CV Series L	1,300	7,937
Embotelladoras Arca S.A.B. de CV	400	2,584
Fibra Uno Administracion SA de CV	4,300	5,655
Fomento Economico Mexicano S.A.B. de CV unit	5,300	52,445
Gruma S.A.B. de CV Series B	455	5,817
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	800	8,746
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	465	9,507
Grupo Aeroportuario Norte S.A.B. de CV	300	2,139
Grupo Bimbo S.A.B. de CV Series A	2,900	6,185
Grupo Carso SA de CV Series A1	300	995
Grupo Elektra SA de CV	90	4,104
Grupo Financiero Banorte S.A.B. de CV Series O	6,100	44,102
Grupo Financiero Inbursa S.A.B. de CV Series O	3,200	5,020
Grupo Mexico SA de CV Series B	7,000	20,180
Grupo Televisa SA de CV	5,000	17,778
Industrias Penoles SA de CV	155	2,670
Infraestructura Energetica Nova S.A.B. de CV	1,300	6,460
Mexichem S.A.B. de CV	1,600	5,503
Promotora y Operadora de Infraestructura S.A.B. de CV	925	9,841
Wal-Mart de Mexico SA de CV Series V	11,600	35,350

TOTAL MEXICO		334,698

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	5,000	6,872
Netherlands - 2.9%
Aalberts Industries NV	304	12,947
ABN AMRO Group NV GDR	462	12,579
AEGON NV	2,892	18,763
AerCap Holdings NV (a)	426	24,504
Airbus Group NV	1,310	164,461
Akzo Nobel NV	576	53,862
Altice Europe NV Class A	690	1,861
ASML Holding NV (Netherlands)	975	183,061
Cimpress NV (a)	52	7,104
CNH Industrial NV	2,308	27,735
Euronext NV (b)	138	9,077
EXOR NV	208	13,963
Ferrari NV	285	39,245
Fiat Chrysler Automobiles NV	2,444	42,973
Gemalto NV (a)	167	9,734
Heineken Holding NV	236	21,373
Heineken NV (Bearer)	493	46,227
ING Groep NV (Certificaten Van Aandelen)	8,738	113,411
Interxion Holding N.V. (a)	175	11,778
Koninklijke Ahold Delhaize NV	2,863	65,651
Koninklijke DSM NV	420	44,492
Koninklijke KPN NV	8,965	23,650
Koninklijke Philips Electronics NV	2,109	96,131
NN Group NV	684	30,520
NXP Semiconductors NV	697	59,594
QIAGEN NV (Germany) (a)	583	22,067
Randstad NV	235	12,545
RHI Magnesita NV	37	2,261
STMicroelectronics NV (Italy)	1,360	24,918
Unibail-Rodamco SE & WFD Unibail-Rodamco NV:
unit (a)	420	4,287
unit	223	44,849
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,785	210,540
Wolters Kluwer NV	674	42,007
X5 Retail Group NV GDR (Reg. S)	141	3,187
Yandex NV Series A (a)	491	16,149

TOTAL NETHERLANDS		1,517,506

New Zealand - 0.2%
Auckland International Airport Ltd.	1,977	9,566
Contact Energy Ltd.	2,809	10,855
Fisher & Paykel Healthcare Corp.	1,405	14,016
Fletcher Building Ltd.	1,200	5,202
Kiwi Property Group Ltd.	2,125	1,958
Mercury Nz Ltd.	2,344	5,228
Meridian Energy Ltd.	3,892	8,475
Ryman Healthcare Group Ltd.	1,014	9,410
SKYCITY Entertainment Group Ltd.	1,606	4,269
Spark New Zealand Ltd.	3,688	9,901
The a2 Milk Co. Ltd. (a)	1,712	12,778
Trade Maine Group Ltd.	341	1,180
Z Energy Ltd.	1,193	5,654

TOTAL NEW ZEALAND		98,492

Norway - 0.6%
Aker ASA (A Shares)	89	8,027
Aker Bp ASA	174	7,384
DNB ASA	2,141	45,049
Entra ASA (b)	76	1,093
Equinor ASA	2,381	67,140
Gjensidige Forsikring ASA	329	5,546
Leroy Seafood Group ASA	571	4,660
Marine Harvest ASA	775	17,954
Norsk Hydro ASA	2,836	17,026
Norwegian Finans Holding ASA (a)	197	2,410
Orkla ASA	1,563	13,205
Salmar ASA	118	5,889
Schibsted ASA:
(A Shares)	230	8,636
(B Shares)	187	6,479
SpareBank 1 SR-Bank ASA (primary capital certificate)	530	6,447
Sparebanken Midt-Norge	278	3,105
Storebrand ASA (A Shares)	723	6,458
Telenor ASA	1,653	32,314
TGS Nopec Geophysical Co. ASA	177	7,214
Tomra Systems ASA	173	4,315
Veidekke ASA	98	1,070
XXL ASA (b)	181	933
Yara International ASA	357	17,533

TOTAL NORWAY		289,887

Pakistan - 0.0%
Engro Corp. Ltd.	500	1,255
Habib Bank Ltd.	2,300	2,804
Pakistan State Oil Co. Ltd.	400	1,027
United Bank Ltd.	800	992

TOTAL PAKISTAN		6,078

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	2,411	15,737
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	3,720	3,377
Alliance Global Group, Inc. (a)	9,700	2,243
Ayala Corp.	660	11,347
Ayala Land, Inc.	25,500	18,921
Bank of the Philippine Islands (BPI)	3,130	4,831
BDO Unibank, Inc.	5,520	12,252
DMCI Holdings, Inc.	4,700	991
GT Capital Holdings, Inc.	114	1,732
International Container Terminal Services, Inc.	2,370	4,132
JG Summit Holdings, Inc.	4,940	4,938
Jollibee Food Corp.	1,760	8,380
Manila Electric Co.	480	3,024
Megaworld Corp.	14,000	1,141
Metro Pacific Investments Corp.	22,000	1,936
Metropolitan Bank & Trust Co.	4,060	5,040
Philippine Long Distance Telephone Co.	320	8,070
Security Bank Corp.	920	2,625
SM Investments Corp.	1,410	23,615
SM Prime Holdings, Inc.	31,400	21,030
Universal Robina Corp.	1,500	4,016

TOTAL PHILIPPINES		143,641

Poland - 0.2%
Alior Bank SA (a)	410	7,006
Bank Millennium SA (a)	931	2,336
Bank Polska Kasa Opieki SA	253	7,288
Bank Zachodni WBK SA	54	5,501
BRE Bank SA	22	2,671
CD Projekt RED SA (a)	110	5,588
Cyfrowy Polsat SA (a)	345	2,081
Grupa Lotos SA	131	2,668
ING Bank Slaski SA	102	5,057
Jastrzebska Spolka Weglowa SA (a)	45	808
KGHM Polska Miedz SA (Bearer) (a)	343	8,289
LPP SA	3	7,018
NG2 SA	39	2,327
Polish Oil & Gas Co. SA	2,874	5,044
Polska Grupa Energetyczna SA (a)	1,252	3,233
Polski Koncern Naftowy Orlen SA	639	17,505
Powszechna Kasa Oszczednosci Bank SA	1,805	21,003
Powszechny Zaklad Ubezpieczen SA	1,216	13,094

TOTAL POLAND		118,517

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	16,855	4,990
Energias de Portugal SA	5,018	18,516
Galp Energia SGPS SA Class B	893	17,719
Jeronimo Martins SGPS SA	881	12,975
NOS SGPS SA	252	1,510
Portucel Industrial Empresa Produtora de Celulosa SA	363	1,778

TOTAL PORTUGAL		57,488

Qatar - 0.2%
Barwa Real Estate Co. (a)	108	1,049
Doha Bank (a)	457	2,636
Industries Qatar QSC (a)	513	17,570
Masraf al Rayan (a)	1,442	14,852
Qatar Electricity & Water Co. (a)	77	4,050
Qatar Islamic Bank (a)	538	20,687
Qatar National Bank SAQ (a)	1,046	50,849
Qatar Navigation QPSC (a)	190	3,418
Qatar Telecom (Qtel) Q.S.C. (a)	209	3,960

TOTAL QATAR		119,071

Russia - 0.7%
Alrosa Co. Ltd.	4,300	7,009
Gazprom OAO	27,210	67,540
Lukoil PJSC	978	74,972
Magnit OJSC	94	5,503
MMC Norilsk Nickel PJSC	151	26,249
Moscow Exchange MICEX-RTS OAO	4,860	7,211
NOVATEK OAO	1,550	27,640
Novolipetsk Steel OJSC GDR (Reg. S)	147	3,962
Sberbank of Russia	22,210	68,653
Severstal PAO	290	4,831
Surgutneftegas OJSC	12,300	5,149
Tatneft PAO	3,530	45,015
VTB Bank OJSC (a)	9,220,000	5,737

TOTAL RUSSIA		349,471

Singapore - 0.9%
Ascendas Real Estate Investment Trust	7,000	13,518
CapitaCommercial Trust (REIT)	6,700	8,724
CapitaLand Ltd.	8,400	20,707
CapitaMall Trust	9,000	14,615
City Developments Ltd.	1,000	6,664
ComfortDelgro Corp. Ltd.	6,900	12,265
DBS Group Holdings Ltd.	4,000	76,340
Flextronics International Ltd. (a)	1,120	14,694
Hutchison Port Holdings Trust	8,392	2,098
Jardine Cycle & Carriage Ltd.	100	2,340
K-REIT Asia	2,800	2,437
Keppel Corp. Ltd.	3,300	16,801
Mapletree Commercial Trust	3,700	4,358
Mapletree Greater China Commercial Trust	1,500	1,251
Mapletree Industrial (REIT)	2,500	3,621
Mapletree Logistics Trust (REIT)	4,400	3,959
Oversea-Chinese Banking Corp. Ltd.	8,500	71,131
Sembcorp Industries Ltd.	4,600	10,398
Sembcorp Marine Ltd.	1,500	2,238
Singapore Airlines Ltd.	1,400	9,975
Singapore Airport Terminal Service Ltd.	1,400	5,346
Singapore Exchange Ltd.	1,100	5,930
Singapore Press Holdings Ltd.	4,100	8,608
Singapore Technologies Engineering Ltd.	3,100	8,073
Singapore Telecommunications Ltd.	18,300	43,372
Suntec (REIT)	7,900	11,153
United Overseas Bank Ltd.	3,300	65,370
UOL Group Ltd.	2,000	10,080
Venture Corp. Ltd.	600	7,738
Wilmar International Ltd.	7,500	17,666
Yangzijiang Shipbuilding Holdings Ltd.	3,500	3,175

TOTAL SINGAPORE		484,645

South Africa - 1.2%
AngloGold Ashanti Ltd.	924	7,998
Aspen Pharmacare Holdings Ltd.	687	8,229
AVI Ltd.	333	2,503
Barclays Africa Group Ltd.	803	8,624
Barloworld Ltd.	273	2,378
Bidcorp Ltd.	716	14,932
Bidvest Group Ltd.	474	6,201
Capitec Bank Holdings Ltd.	131	9,488
Clicks Group Ltd.	497	6,150
Discovery Ltd.	779	9,365
Exxaro Resources Ltd.	380	3,906
FirstRand Ltd.	8,529	40,934
Foschini Ltd.	430	5,272
Gold Fields Ltd.	1,580	3,786
Growthpoint Properties Ltd.	4,785	7,860
Hyprop Investments Ltd.	235	1,534
Impala Platinum Holdings Ltd. (a)	633	1,231
Imperial Holdings Ltd.	231	2,859
Investec Ltd.	1,560	10,980
Life Healthcare Group Holdings Ltd.	2,179	3,784
Mondi Ltd.	191	5,247
Mr Price Group Ltd.	548	8,846
MTN Group Ltd.	3,331	20,630
Naspers Ltd. Class N	976	210,618
Nedbank Group Ltd.	432	8,084
Netcare Ltd.	2,750	4,708
Old Mutual Ltd.	9,799	20,714
Pick 'n Pay Stores Ltd.	490	2,383
Rand Merchant Insurance Holdings Ltd.	1,754	4,789
Redefine Properties Ltd.	13,674	9,689
Remgro Ltd.	1,097	15,302
Resilient Property Income Fund Ltd.	621	2,553
RMB Holdings Ltd.	1,540	8,620
Sanlam Ltd.	3,213	17,974
Sappi Ltd.	759	4,763
Sasol Ltd.	1,228	47,445
Shoprite Holdings Ltd.	1,100	14,908
Spar Group Ltd.	112	1,458
Standard Bank Group Ltd.	3,440	42,570
Tiger Brands Ltd.	381	7,140
Truworths International Ltd.	890	5,255
Vodacom Group Ltd.	1,037	9,235
Woolworths Holdings Ltd.	1,318	4,623

TOTAL SOUTH AFRICA		635,568

Spain - 1.9%
Abertis Infraestructuras SA	363	7,738
ACS Actividades de Construccion y Servicios SA	417	17,759
Aena Sme SA	177	30,723
Amadeus IT Holding SA Class A	944	87,704
Banco Bilbao Vizcaya Argentaria SA	14,844	94,115
Banco de Sabadell SA	11,428	17,766
Banco Santander SA (Spain)	32,383	162,131
Bankia SA	1,814	7,112
Bankinter SA	1,467	13,510
CaixaBank SA	8,112	36,893
Cellnex Telecom Sau (b)	259	6,805
EDP Renovaveis SA	370	3,755
Enagas SA	671	18,113
Endesa SA	649	14,023
Ferrovial SA	1,098	22,781
Gas Natural SDG SA	729	19,899
Grifols SA	487	13,717
Grifols SA ADR	726	15,515
Iberdrola SA	12,616	92,838
Inditex SA	2,448	73,958
Inmobiliaria Colonial SA	540	5,611
International Consolidated Airlines Group SA CDI	4,934	42,457
MAPFRE SA (Reg.)	3,540	11,106
Merlin Properties Socimi SA	947	12,848
Red Electrica Corporacion SA	896	18,731
Repsol SA	2,587	51,557
Siemens Gamesa Renewable Energy SA (a)	347	4,391
Telefonica SA	9,533	75,199

TOTAL SPAIN		978,755

Sweden - 2.1%
AarhusKarlshamn AB	232	4,022
Alfa Laval AB	555	15,050
ASSA ABLOY AB (B Shares)	2,230	44,698
Atlas Copco AB:
(A Shares)	1,067	30,759
(B Shares)	1,264	33,728
Axfood AB	235	4,400
Billerud AB	355	4,586
Boliden AB	710	19,804
Castellum AB	615	11,010
Com Hem Holding AB	313	5,177
Dometic Group AB (b)	521	4,570
Electrolux AB (B Shares)	425	9,373
Elekta AB (B Shares)	991	13,331
Epiroc AB:
Class A (a)	1,846	20,626
Class B (a)	515	5,302
Essity AB Class B	1,370	34,437
Fabege AB	537	7,440
Fastighets AB Balder (a)	205	5,688
Getinge AB (B Shares)	395	4,551
H&M Hennes & Mauritz AB (B Shares)	2,119	39,146
Hemfosa Fastigheter AB	580	7,994
Hexagon AB (B Shares)	570	33,415
HEXPOL AB (B Shares)	555	6,120
Holmen AB (B Shares)	152	3,956
Husqvarna AB (B Shares)	1,276	10,869
ICA Gruppen AB	141	4,474
Industrivarden AB:
(A Shares)	212	4,847
(C Shares)	471	10,467
Indutrade AB	112	3,032
Intrum Justitia AB	223	5,799
Investor AB (B Shares)	910	42,052
Kinnevik AB (B Shares)	460	13,928
Loomis AB (B Shares)	90	2,898
Lundbergfoeretagen AB	239	8,057
Lundin Petroleum AB	423	16,192
Modern Times Group MTG AB (B Shares)	108	3,962
Nibe Industrier AB (B Shares)	795	9,527
Nordea Bank AB	7,009	76,388
Saab AB (B Shares)	132	6,639
Sandvik AB	2,325	41,268
Securitas AB (B Shares)	596	10,378
Skandinaviska Enskilda Banken AB (A Shares)	3,949	44,096
Skanska AB (B Shares)	1,078	21,172
SKF AB (B Shares)	736	14,521
SSAB Svenskt Stal AB (B Shares)	791	3,209
Svenska Cellulosa AB (SCA) (B Shares)	6,989	79,190
Svenska Handelsbanken AB (A Shares)	3,100	39,096
Swedbank AB (A Shares)	2,286	56,665
Swedish Match Co. AB	425	21,758
Swedish Orphan Biovitrum AB (a)	409	11,965
Tele2 AB (B Shares)	774	9,319
Telefonaktiebolaget LM Ericsson (B Shares)	6,726	59,530
TeliaSonera AB	6,308	28,973
Trelleborg AB (B Shares)	602	12,277
Volvo AB:
(A Shares)	503	8,891
(B Shares)	3,696	65,333
Wallenstam AB (B Shares)	622	5,893

TOTAL SWEDEN		1,121,848

Switzerland - 5.1%
ABB Ltd. (Reg.)	4,509	106,659
Adecco SA (Reg.)	351	18,433
Baloise Holdings AG	133	20,287
Clariant AG (Reg.)	605	15,745
Coca-Cola HBC AG	416	14,168
Compagnie Financiere Richemont SA Series A	1,178	96,043
Credit Suisse Group AG	4,672	70,106
Geberit AG (Reg.)	97	44,991
Givaudan SA	19	46,716
Julius Baer Group Ltd.	451	22,539
Kuehne & Nagel International AG	118	18,697
Lafargeholcim Ltd. (Reg.)	1,159	57,218
Lindt & Spruengli AG (participation certificate)	3	21,031
Logitech International SA (Reg.)	427	19,083
Lonza Group AG	141	48,130
Nestle SA (Reg. S)	6,759	562,584
Novartis AG	5,816	500,632
Partners Group Holding AG	43	34,110
Roche Holding AG:
(Bearer)	133	32,362
(participation certificate)	1,481	358,129
Schindler Holding AG (participation certificate)	99	24,674
SGS SA (Reg.)	13	34,229
Sika AG	301	43,828
Sonova Holding AG Class B	113	22,487
Straumann Holding AG	22	16,544
Swatch Group AG (Bearer)	68	27,043
Swatch Group AG (Bearer) (Reg.)	132	10,289
Swiss Life Holding AG	69	26,154
Swiss Prime Site AG	185	15,769
Swiss Re Ltd.	738	68,130
Swisscom AG	54	24,507
Temenos Group AG	118	19,142
UBS Group AG	8,458	133,584
Zurich Insurance Group AG	321	101,461

TOTAL SWITZERLAND		2,675,504

Taiwan - 2.6%
Accton Technology Corp.	1,000	2,789
Acer, Inc.	5,000	4,143
Advantech Co. Ltd.	1,000	7,466
ASE Industrial Holding Co. Ltd.	6,000	14,669
Asia Cement Corp.	7,000	9,533
ASUSTeK Computer, Inc.	2,000	17,327
AU Optronics Corp.	15,000	6,338
Catcher Technology Co. Ltd.	2,000	22,053
Cathay Financial Holding Co. Ltd.	17,000	29,289
Chang Hwa Commercial Bank	16,640	10,321
Cheng Shin Rubber Industry Co. Ltd.	9,000	14,177
Chicony Electronics Co. Ltd.	2,010	4,076
China Airlines Ltd.	4,000	1,214
China Development Finance Holding Corp.	27,000	10,101
China Life Insurance Co. Ltd.	9,180	9,249
China Petrochemical Development Corp. (a)	3,000	1,373
China Steel Corp.	25,000	20,921
Chinatrust Financial Holding Co. Ltd.	53,000	40,004
Chipbond Technology Corp.	1,000	1,936
Chroma ATE, Inc.	1,000	4,808
Chunghwa Telecom Co. Ltd.	12,000	43,310
Compal Electronics, Inc.	4,000	2,488
Compeq Manufacturing Co. Ltd.	2,000	1,582
Delta Electronics, Inc.	5,000	21,495
E Ink Holdings, Inc.	1,000	1,027
E.SUN Financial Holdings Co. Ltd.	22,857	16,915
ECLAT Textile Co. Ltd.	1,000	12,405
EPISTAR Corp.	2,000	2,278
EVA Airways Corp.	4,200	2,047
Evergreen Marine Corp. (Taiwan)	4,200	1,764
Far Eastern Textile Ltd.	9,000	10,544
Far EasTone Telecommunications Co. Ltd.	4,000	9,556
Feng Tay Enterprise Co. Ltd.	1,000	6,170
First Financial Holding Co. Ltd.	25,250	17,235
Formosa Chemicals & Fibre Corp.	9,000	37,805
Formosa Petrochemical Corp.	4,000	19,428
Formosa Plastics Corp.	10,000	38,396
Foxconn Technology Co. Ltd.	1,000	2,445
Fubon Financial Holding Co. Ltd.	14,000	23,799
Giant Manufacturing Co. Ltd.	1,000	4,299
Giga-Byte Technology Co. Ltd.	1,000	1,582
Grand Pacific Petrochemical Corp.	1,000	998
Highwealth Construction Corp.	1,000	1,588
HIWIN Technologies Corp.	1,064	8,817
Hon Hai Precision Industry Co. Ltd. (Foxconn)	34,000	88,370
Hotai Motor Co. Ltd.	1,000	8,582
HTC Corp. (a)	1,000	1,332
Hua Nan Financial Holdings Co. Ltd.	19,855	12,054
Innolux Corp.	14,000	4,870
Inventec Corp.	12,000	10,790
King Yuan Electronics Co. Ltd.	1,000	669
Lee Chang Yung Chemical Industry Corp.	1,000	1,703
Lite-On Technology Corp.	7,000	8,821
Macronix International Co. Ltd.	3,060	2,556
MediaTek, Inc.	4,000	32,358
Mega Financial Holding Co. Ltd.	26,000	23,464
Merida Industry Co. Ltd.	1,000	4,693
Micro-Star International Co. Ltd.	1,000	2,707
Nan Ya Plastics Corp.	13,000	36,177
Nanya Technology Corp.	1,000	1,907
Novatek Microelectronics Corp.	1,000	4,955
Pegatron Corp.	5,000	10,026
Pou Chen Corp.	6,000	6,350
Powertech Technology, Inc.	1,000	2,734
President Chain Store Corp.	1,000	11,765
Qisda Corp.	8,000	5,238
Quanta Computer, Inc.	6,000	10,475
Radiant Opto-Electronics Corp.	1,000	2,264
Realtek Semiconductor Corp.	1,000	4,463
Ruentex Development Co. Ltd. (d)	1,000	1,042
Ruentex Industries Ltd.	3,000	5,976
Shin Kong Financial Holding Co. Ltd.	15,216	5,967
Simplo Technology Co. Ltd.	1,000	6,875
Sino-American Silicon Products, Inc.	1,000	2,573
Sinopac Holdings Co.	34,680	12,690
Synnex Technology International Corp.	3,000	3,835
Taishin Financial Holdings Co. Ltd.	26,108	12,638
Taiwan Business Bank	7,280	2,652
Taiwan Cement Corp.	10,500	14,162
Taiwan Cooperative Financial Holding Co. Ltd.	20,450	12,483
Taiwan Mobile Co. Ltd.	5,000	17,967
Taiwan Semiconductor Manufacturing Co. Ltd.	41,000	350,575
Tatung Co. Ltd. (a)	3,000	3,968
TECO Electric & Machinery Co. Ltd.	2,000	1,454
Tripod Technology Corp.	2,000	5,467
Unified-President Enterprises Corp.	10,000	26,155
United Microelectronics Corp.	24,000	12,688
Vanguard International Semiconductor Corp.	2,000	4,463
Wafer Works Corp.	2,000	2,855
Walsin Lihwa Corp.	4,000	2,698
Walsin Technology Corp.	1,000	6,990
Win Semiconductors Corp.	1,000	4,414
Winbond Electronics Corp.	4,000	1,903
Wistron Corp.	4,058	2,650
WPG Holding Co. Ltd. (d)	1,000	1,218
Yageo Corp.	1,000	15,063
Yuanta Financial Holding Co. Ltd.	24,000	12,680

TOTAL TAIWAN		1,373,184

Thailand - 0.9%
Advanced Info Service PCL (For. Reg.)	2,700	16,781
Airports of Thailand PCL (For. Reg.)	9,600	19,443
Bangkok Bank PCL	4,300	28,986
Bangkok Dusit Medical Services PCL (For. Reg.)	18,800	14,824
Bangkok Expressway and Metro PCL	11,900	3,201
Bangkok Land PCL	74,700	4,135
Banpu PCL (For. Reg.)	6,800	4,016
Beauty Community PCL	3,700	1,384
Berli Jucker PCL (For. Reg)	2,800	5,152
BTS Group Holdings PCL	9,800	2,818
BTS Group Holdings PCL warrants 12/31/19 (a)	644	3
Bumrungrad Hospital PCL (For. Reg.)	600	3,451
C.P. ALL PCL	4,900	10,455
C.P. ALL PCL (For. Reg.)	10,400	22,189
Central Pattana PCL (For. Reg.)	7,700	19,762
Central Plaza Hotel PCL (a)	4,000	5,164
Charoen Pokphand Foods PCL (For. Reg.)	10,300	8,042
Delta Electronics PCL (For. Reg.)	500	1,078
Electricity Generating PCL (For. Reg.)	400	2,919
Energy Absolute PCL	3,500	5,222
Energy Absolute PCL	2,900	4,327
Global Power Synergy Public Co. Ltd.	500	1,047
Glow Energy PCL (For. Reg.)	2,800	7,619
Home Product Center PCL (For. Reg.)	21,100	10,309
Indorama Ventures PCL (For. Reg.)	9,500	17,331
Intouch Holdings PCL	4,800	8,015
IRPC PCL (For. Reg.)	14,400	3,028
Kasikornbank PCL	5,300	35,727
KCE Electronics PCL	1,100	1,437
Kiatnakin Bank PCL (For. Reg.)	900	2,094
Krung Thai Bank PCL (For. Reg.)	13,800	8,620
Krungthai Card PCL (For. Reg.)	3,300	3,673
Land & House PCL (For. Reg.)	8,300	2,951
Minor International PCL	2,500	3,169
Minor International PCL (For. Reg.)	3,800	4,818
Muangthai Leasing PCL	900	1,343
PTT Exploration and Production PCL	1,200	5,751
PTT Exploration and Production PCL (For. Reg.)	2,500	11,982
PTT Global Chemical PCL (For. Reg.)	3,700	9,296
PTT PCL	4,100	6,878
PTT PCL (For. Reg.)	20,100	33,718
Ratchaburi Electric Generating Holding PCL (For. Reg.)	1,300	2,080
Siam Cement PCL (For. Reg.)	2,100	28,961
Siam Commercial Bank PCL	3,100	14,283
Siam Commercial Bank PCL (For. Reg.)	4,700	21,654
Sino-Thai Engineering & Construction PCL (For. Reg.) (a)	1,700	1,309
Srisawad Corp. PCL	1,000	1,492
Thai Beverage PCL	21,100	10,496
Thai Oil PCL (For. Reg.)	1,400	3,831
Thai Union Frozen Products PCL (For. Reg.)	2,800	1,550
Thanachart Capital PCL (For. Reg.)	1,000	1,662
TISCO Financial Group PCL	1,200	3,108
TMB PCL (For. Reg.)	36,000	2,560
TOA Paint Thailand PCL	1,000	1,167
Total Access Communication PCL (For. Reg.)	800	1,163
True Corp. PCL (For. Reg.)	15,600	2,918

TOTAL THAILAND		460,392

Turkey - 0.1%
Akbank T.A.S.	4,395	5,039
Anadolu Efes Biracilik Ve Malt Sanayii A/S	269	940
Arcelik A/S	1,023	2,348
Bim Birlesik Magazalar A/S JSC	935	12,603
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,423	2,795
Enka Insaat ve Sanayi A/S	1,280	1,105
Eregli Demir ve Celik Fabrikalari T.A.S.	2,959	5,408
Ford Otomotiv Sanayi A/S	95	1,036
Haci Omer Sabanci Holding A/S	1,765	2,231
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	1,241	835
Koc Holding A/S	1,163	3,288
Petkim Petrokimya Holding A/S	897	795
TAV Havalimanlari Holding A/S	711	3,685
Tekfen Holding A/S	900	3,224
Tupras Turkiye Petrol Rafinerileri A/S	202	4,492
Turk Hava Yollari AO (a)	976	3,087
Turkcell Iletisim Hizmet A/S	1,029	1,968
Turkiye Garanti Bankasi A/S	4,390	5,608
Turkiye Halk Bankasi A/S	1,218	1,350
Turkiye Is Bankasi A/S Series C	2,364	1,731
Turkiye Vakiflar Bankasi TAO	1,123	705
Yapi ve Kredi Bankasi A/S (a)	2,751	857

TOTAL TURKEY		65,130

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	3,175	6,855
Aldar Properties PJSC	7,784	3,878
Damac Properties Dubai Co. PJSC (a)	8,058	4,475
DP World Ltd.	280	5,348
Dubai Investments Ltd. (a)	2,785	1,425
Dubai Islamic Bank Pakistan Ltd. (a)	6,251	9,173
Emaar Properties PJSC	9,861	13,289
Emirates Telecommunications Corp. (a)	8,915	40,534
National Bank of Abu Dhabi PJSC	3,629	14,129
Union National Bank (a)	2,264	3,039

TOTAL UNITED ARAB EMIRATES		102,145

United Kingdom - 9.7%
3i Group PLC	2,270	27,847
Admiral Group PLC	503	13,637
Anglo American PLC (United Kingdom)	3,241	72,785
Antofagasta PLC	836	9,316
Ashtead Group PLC	1,231	39,101
Associated British Foods PLC	719	21,461
AstraZeneca PLC (United Kingdom)	2,783	216,918
Atlassian Corp. PLC (a)	174	16,728
Auto Trader Group PLC (b)	2,492	14,497
Aviva PLC	9,094	58,024
Babcock International Group PLC	964	9,084
BAE Systems PLC	7,111	58,310
Barclays PLC	35,824	79,459
Barratt Developments PLC	2,033	15,024
BBA Aviation PLC	2,218	8,690
Bellway PLC	235	9,232
Berkeley Group Holdings PLC	414	19,852
BHP Billiton PLC	4,820	105,180
BP PLC	42,031	322,157
British American Tobacco PLC (United Kingdom)	4,090	190,678
British Land Co. PLC	2,006	16,127
BT Group PLC	19,892	58,390
Bunzl PLC	676	21,261
Burberry Group PLC	887	23,296
Carnival PLC	496	30,774
Centrica PLC	11,329	22,873
Cobham PLC (a)	4,284	6,519
Coca-Cola European Partners PLC	491	22,326
Compass Group PLC	3,567	79,316
Croda International PLC	276	18,714
Derwent London PLC	232	8,639
Diageo PLC	5,431	192,410
Direct Line Insurance Group PLC	2,770	11,694
DS Smith PLC	2,101	13,098
easyJet PLC	530	9,077
G4S PLC (United Kingdom)	3,441	10,854
GlaxoSmithKline PLC	10,923	219,058
Halma PLC	1,128	21,245
Hammerson PLC	1,428	8,500
Hargreaves Lansdown PLC	601	17,508
Hays PLC	2,971	7,900
HSBC Holdings PLC (United Kingdom)	43,271	377,556
IMI PLC	877	12,540
Imperial Tobacco Group PLC	2,174	75,685
Inchcape PLC	794	6,923
Informa PLC	1,679	16,680
InterContinental Hotel Group PLC	404	25,170
Intermediate Capital Group PLC	957	13,596
International Game Technology PLC	141	2,785
Intertek Group PLC	323	21,016
Investec PLC	1,256	8,834
ITV PLC	7,363	15,149
J Sainsbury PLC	3,366	14,118
John Wood Group PLC	658	6,618
Johnson Matthey PLC	397	18,432
Just Eat Holding Ltd. (a)	1,453	12,693
Kingfisher PLC	4,495	15,199
Land Securities Group PLC	1,552	17,870
Legal & General Group PLC	13,652	46,656
Lloyds Banking Group PLC	137,541	105,781
London Stock Exchange Group PLC	690	41,244
Man Group PLC	4,144	9,528
Marks & Spencer Group PLC	3,127	11,771
Mediclinic International PLC	590	3,317
Meggitt PLC	1,623	11,982
Melrose Industries PLC	5,214	13,585
Micro Focus International PLC	365	6,788
Mondi PLC	749	20,540
National Grid PLC	8,059	83,129
Next PLC	289	20,695
Pearson PLC	1,671	19,344
Pennon Group PLC	724	6,730
Persimmon PLC	610	18,804
Prudential PLC	5,664	129,864
Quilter PLC	3,645	6,380
Reckitt Benckiser Group PLC	1,469	134,193
RELX PLC	2,485	52,341
Rentokil Initial PLC	3,665	15,210
Rightmove PLC	2,010	12,339
Rio Tinto PLC	2,741	138,260
Rolls-Royce Holdings PLC	4,133	53,173
Royal Bank of Scotland Group PLC	6,781	21,971
Royal Dutch Shell PLC:
Class A (United Kingdom)	9,252	317,237
Class B (United Kingdom)	8,487	297,101
Royal Mail PLC	2,355	14,645
RPC Group PLC	1,055	10,932
RSA Insurance Group PLC	2,057	15,416
Sage Group PLC	2,258	17,258
Schroders PLC	218	8,794
Scottish & Southern Energy PLC	2,506	37,424
Segro PLC	1,730	14,382
Severn Trent PLC	489	11,785
SKY PLC	2,198	49,534
Smith & Nephew PLC	2,113	38,551
Smiths Group PLC	795	15,496
Spectris PLC	208	6,433
Spirax-Sarco Engineering PLC	159	15,129
St. James's Place Capital PLC	1,066	15,895
Standard Chartered PLC (United Kingdom)	6,588	54,646
Standard Life PLC	3,987	15,897
Tate & Lyle PLC	791	7,040
Taylor Wimpey PLC	6,658	14,909
Tesco PLC	17,768	55,552
The Weir Group PLC	444	10,203
Travis Perkins PLC	524	7,277
Tullett Prebon PLC	727	2,532
Unilever PLC	2,852	156,672
United Utilities Group PLC	1,324	12,149
Vodafone Group PLC	59,114	126,659
Whitbread PLC	421	25,884
WM Morrison Supermarkets PLC	4,519	15,279

TOTAL UNITED KINGDOM		5,162,759

United States of America - 0.1%
Altice U.S.A., Inc. Class A	287	5,206
Stratasys Ltd. (a)	99	2,288
Yum China Holdings, Inc.	851	29,879

TOTAL UNITED STATES OF AMERICA		37,373

TOTAL COMMON STOCKS
(Cost $49,851,000)		48,867,433

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.5%
Azul SA (a)	200	1,191
Banco Bradesco SA (PN)	8,000	56,793
Bradespar SA (PN)	300	2,754
Braskem SA (PN-A)	300	4,341
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	500	2,305
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	300	6,501
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,200	2,128
Gerdau SA	3,700	15,749
Itau Unibanco Holding SA	6,800	74,305
Itausa-Investimentos Itau SA (PN)	9,960	24,909
Lojas Americanas SA (PN)	700	2,751
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	8,900	46,477
Telefonica Brasil SA	1,000	9,706

TOTAL BRAZIL		249,910

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	346	15,832
Colombia - 0.0%
Bancolombia SA (PN)	1,038	10,966
Grupo Aval Acciones y Valores SA	13,886	5,460

TOTAL COLOMBIA		16,426

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	99	7,782
Henkel AG & Co. KGaA	400	46,930
Porsche Automobil Holding SE (Germany)	315	21,205
Sartorius AG (non-vtg.)	68	11,037
Volkswagen AG	411	72,342

TOTAL GERMANY		159,296

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	15,911	8,561
Korea (South) - 0.2%
Hyundai Motor Co.	185	13,054
Hyundai Motor Co. Series 2	116	8,854
LG Chemical Ltd.	68	12,501
LG Household & Health Care Ltd.	9	6,521
Samsung Electronics Co. Ltd.	1,771	60,407

TOTAL KOREA (SOUTH)		101,337

Russia - 0.1%
AK Transneft OAO	3	7,590
Sberbank of Russia	4,600	12,011
Surgutneftegas OJSC	28,800	16,736

TOTAL RUSSIA		36,337

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $624,706)		587,699
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19(e)
(Cost $119,357)	120,000	119,320
	Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 2.11% (f)
(Cost $3,086,584)	3,085,966	3,086,584
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $53,681,647)		52,661,036
NET OTHER ASSETS (LIABILITIES) - 0.6%(g)		332,834
NET ASSETS - 100%		$52,993,870

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	22	Dec. 2018	$2,173,050	$1,514	$1,514
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	21	Dec. 2018	1,102,185	29,711	29,711
TME S&P/TSX 60 Index Contracts (Canada)	1	Dec. 2018	147,145	823	823
TOTAL FUTURES CONTRACTS					$32,048

The notional amount of futures purchased as a percentage of Net Assets is 6.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $202,142 or 0.4% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,320.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes $42,167 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,208
Total	$19,208

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,366,628	$3,726,944	$1,639,684	$--
Consumer Staples	4,582,075	2,806,328	1,775,747	--
Energy	3,494,382	1,902,641	1,591,741	--
Financials	10,768,701	7,335,474	3,428,888	4,339
Health Care	4,204,487	1,831,223	2,373,264	--
Industrials	6,404,742	4,948,845	1,455,897	--
Information Technology	5,551,285	3,666,001	1,884,066	1,218
Materials	4,052,065	3,180,203	871,862	--
Real Estate	1,663,132	1,556,961	105,129	1,042
Telecommunication Services	1,976,370	810,267	1,166,103	--
Utilities	1,391,265	1,140,490	250,775	--
Government Obligations	119,320	--	119,320	--
Money Market Funds	3,086,584	3,086,584	--	--
Total Investments in Securities:	$52,661,036	$35,991,961	$16,662,476	$6,599
Derivative Instruments:
Assets
Futures Contracts	$32,048	$32,048	$--	$--
Total Assets	$32,048	$32,048	$--	$--
Total Derivative Instruments:	$32,048	$32,048	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Total Market Index Portfolio

September 30, 2018

VTMI-QTLY-1118
1.9887333.100

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.3%
Adient PLC	258	$10,142
American Axle & Manufacturing Holdings, Inc. (a)	288	5,023
Aptiv PLC	732	61,415
Autoliv, Inc.	242	20,977
BorgWarner, Inc.	559	23,914
Cooper Tire & Rubber Co.	150	4,245
Cooper-Standard Holding, Inc. (a)	44	5,279
Dana Holding Corp.	374	6,983
Delphi Technologies PLC	254	7,965
Dorman Products, Inc. (a)	76	5,846
Fox Factory Holding Corp. (a)	96	6,725
Gentex Corp.	771	16,546
Gentherm, Inc. (a)	102	4,636
Hertz Global Holdings, Inc. (a)	246	4,017
Horizon Global Corp. (a)	21	150
LCI Industries	70	5,796
Lear Corp.	188	27,260
Modine Manufacturing Co. (a)	132	1,967
Motorcar Parts of America, Inc. (a)	43	1,008
Standard Motor Products, Inc.	52	2,559
Stoneridge, Inc. (a)	61	1,813
Superior Industries International, Inc.	55	938
Tenneco, Inc.	134	5,647
The Goodyear Tire & Rubber Co.	663	15,508
Tower International, Inc.	56	1,694
Veoneer, Inc. (a)	238	13,107
Visteon Corp. (a)	90	8,361
		269,521
Automobiles - 0.4%
Ford Motor Co.	10,712	99,086
General Motors Co.	3,503	117,946
Harley-Davidson, Inc.	459	20,793
REV Group, Inc.	66	1,036
Tesla, Inc. (a)(b)	364	96,376
Thor Industries, Inc.	140	11,718
Winnebago Industries, Inc.	77	2,553
		349,508
Distributors - 0.1%
Core-Mark Holding Co., Inc.	122	4,143
Genuine Parts Co.	404	40,158
LKQ Corp. (a)	842	26,666
Pool Corp.	114	19,024
		89,991
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	166	8,001
American Public Education, Inc. (a)	31	1,025
Bridgepoint Education, Inc. (a)	63	640
Bright Horizons Family Solutions, Inc. (a)	148	17,440
Career Education Corp. (a)	142	2,120
Carriage Services, Inc.	318	6,853
Chegg, Inc. (a)	242	6,880
Graham Holdings Co.	13	7,531
Grand Canyon Education, Inc. (a)	132	14,890
H&R Block, Inc.	565	14,549
Houghton Mifflin Harcourt Co. (a)	247	1,729
K12, Inc. (a)	87	1,540
Laureate Education, Inc. Class A (a)	96	1,482
Regis Corp. (a)	91	1,859
Service Corp. International	497	21,967
ServiceMaster Global Holdings, Inc. (a)	369	22,889
Sotheby's Class A (Ltd. vtg.) (a)	110	5,411
Strategic Education, Inc.	24	3,289
Weight Watchers International, Inc. (a)	70	5,039
		145,134
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	675	29,039
Belmond Ltd. Class A (a)	242	4,417
Biglari Holdings, Inc. (a)	3	544
BJ's Restaurants, Inc.	41	2,960
Bloomin' Brands, Inc.	270	5,343
Bojangles', Inc. (a)	41	644
Boyd Gaming Corp.	256	8,666
Brinker International, Inc.	119	5,561
Caesars Entertainment Corp. (a)	420	4,305
Carnival Corp.	1,115	71,104
Carrols Restaurant Group, Inc. (a)	82	1,197
Chipotle Mexican Grill, Inc. (a)	67	30,453
Choice Hotels International, Inc.	104	8,663
Churchill Downs, Inc.	39	10,830
Chuy's Holdings, Inc. (a)	28	735
Cracker Barrel Old Country Store, Inc.	66	9,711
Darden Restaurants, Inc.	336	37,360
Dave & Buster's Entertainment, Inc.	116	7,682
Del Frisco's Restaurant Group, Inc. (a)	59	490
Del Taco Restaurants, Inc. (a)	87	1,027
Denny's Corp. (a)	228	3,356
Dine Brands Global, Inc.	46	3,740
Domino's Pizza, Inc.	119	35,081
Drive Shack, Inc. (a)	181	1,079
Dunkin' Brands Group, Inc.	244	17,988
El Pollo Loco Holdings, Inc. (a)	75	941
Eldorado Resorts, Inc. (a)	167	8,116
Extended Stay America, Inc. unit	533	10,783
Fiesta Restaurant Group, Inc. (a)	72	1,926
Golden Entertainment, Inc. (a)	35	840
Habit Restaurants, Inc. Class A (a)	52	829
Hilton Grand Vacations, Inc. (a)	168	5,561
Hilton Worldwide Holdings, Inc.	552	44,591
Hyatt Hotels Corp. Class A	138	10,983
International Speedway Corp. Class A	74	3,241
Jack in the Box, Inc.	94	7,880
Las Vegas Sands Corp.	995	59,033
Marriott International, Inc. Class A	837	110,509
Marriott Vacations Worldwide Corp.	68	7,599
McDonald's Corp.	2,178	364,358
MGM Mirage, Inc.	1,401	39,102
Monarch Casino & Resort, Inc. (a)	19	864
Norwegian Cruise Line Holdings Ltd. (a)	491	28,198
Papa John's International, Inc.	76	3,897
Penn National Gaming, Inc. (a)	238	7,835
Pinnacle Entertainment, Inc. (a)	129	4,346
Planet Fitness, Inc. (a)	239	12,913
Playa Hotels & Resorts NV (a)	86	828
PlayAGS, Inc. (a)	25	737
Potbelly Corp. (a)	32	394
RCI Hospitality Holdings, Inc.	23	681
Red Robin Gourmet Burgers, Inc. (a)	35	1,405
Red Rock Resorts, Inc.	173	4,610
Royal Caribbean Cruises Ltd.	470	61,072
Ruth's Hospitality Group, Inc.	75	2,366
Scientific Games Corp. Class A (a)	157	3,988
SeaWorld Entertainment, Inc. (a)	192	6,035
Shake Shack, Inc. Class A (a)	46	2,898
Six Flags Entertainment Corp.	213	14,872
Sonic Corp.	114	4,941
Starbucks Corp.	3,887	220,937
Texas Roadhouse, Inc. Class A	179	12,403
The Cheesecake Factory, Inc.	109	5,836
U.S. Foods Holding Corp. (a)	385	11,866
Vail Resorts, Inc.	111	30,461
Wendy's Co.	464	7,953
Wingstop, Inc.	82	5,598
Wyndham Destinations, Inc.	280	12,141
Wyndham Hotels & Resorts, Inc.	274	15,226
Wynn Resorts Ltd.	218	27,699
Yum! Brands, Inc.	916	83,274
Zoe's Kitchen, Inc. (a)	46	585
		1,575,126
Household Durables - 0.4%
AV Homes, Inc. (a)	27	540
Beazer Homes U.S.A., Inc. (a)	57	599
Cavco Industries, Inc. (a)	22	5,566
Century Communities, Inc. (a)	53	1,391
D.R. Horton, Inc.	921	38,848
Ethan Allen Interiors, Inc.	46	955
Flexsteel Industries, Inc.	28	833
Garmin Ltd.	310	21,716
GoPro, Inc. Class A (a)(b)	262	1,886
Green Brick Partners, Inc. (a)	115	1,162
Hamilton Beach Brands Holding Co. Class A	5	110
Helen of Troy Ltd. (a)	76	9,948
Hooker Furniture Corp.	25	845
Hovnanian Enterprises, Inc. Class A (a)	95	152
Installed Building Products, Inc. (a)	50	1,950
iRobot Corp. (a)	78	8,574
KB Home	219	5,236
La-Z-Boy, Inc.	146	4,614
Leggett & Platt, Inc.	365	15,983
Lennar Corp.:
Class A	679	31,703
Class B	104	4,004
LGI Homes, Inc. (a)	40	1,898
Libbey, Inc.	58	508
M.D.C. Holdings, Inc.	138	4,082
M/I Homes, Inc. (a)	90	2,154
Meritage Homes Corp. (a)	114	4,549
Mohawk Industries, Inc. (a)	171	29,985
Newell Brands, Inc.	1,325	26,898
NVR, Inc. (a)	10	24,708
PulteGroup, Inc.	720	17,834
Roku, Inc. Class A	53	3,871
Taylor Morrison Home Corp. (a)	404	7,288
Tempur Sealy International, Inc. (a)	133	7,036
Toll Brothers, Inc.	394	13,014
TopBuild Corp. (a)	90	5,114
TRI Pointe Homes, Inc. (a)	383	4,749
Tupperware Brands Corp.	148	4,951
Universal Electronics, Inc. (a)	34	1,338
Vuzix Corp. (a)	22	144
Whirlpool Corp.	195	23,156
William Lyon Homes, Inc. (a)	63	1,001
Zagg, Inc. (a)	65	959
		341,852
Internet & Direct Marketing Retail - 3.7%
1-800-FLOWERS.com, Inc. Class A (a)	80	944
Amazon.com, Inc. (a)	1,094	2,191,282
Duluth Holdings, Inc. (a)	23	724
Expedia, Inc.	332	43,319
Groupon, Inc. (a)	1,019	3,842
Lands' End, Inc. (a)	44	772
Liberty Expedia Holdings, Inc. (a)	177	8,326
Liberty Interactive Corp. QVC Group Series A (a)	1,287	28,584
Liberty TripAdvisor Holdings, Inc. (a)	171	2,539
Netflix, Inc. (a)	1,184	442,970
NutriSystem, Inc.	74	2,742
Overstock.com, Inc. (a)	40	1,108
PetMed Express, Inc.	51	1,684
Shutterfly, Inc. (a)	100	6,589
The Booking Holdings, Inc. (a)	133	263,872
TripAdvisor, Inc. (a)	293	14,964
Wayfair LLC Class A (a)	114	16,834
		3,031,095
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	155	2,407
Brunswick Corp.	242	16,219
Callaway Golf Co.	244	5,927
Hasbro, Inc.	307	32,272
Johnson Outdoors, Inc. Class A	11	1,023
Malibu Boats, Inc. Class A (a)	49	2,681
Mattel, Inc.	972	15,260
MCBC Holdings, Inc. (a)	53	1,902
Nautilus, Inc. (a)	70	977
Polaris Industries, Inc.	157	15,849
Sturm, Ruger & Co., Inc.	39	2,693
Vista Outdoor, Inc. (a)	137	2,451
		99,661
Media - 2.3%
Altice U.S.A., Inc. Class A	192	3,483
AMC Entertainment Holdings, Inc. Class A	165	3,383
AMC Networks, Inc. Class A (a)	131	8,691
Cable One, Inc.	13	11,487
CBS Corp. Class B	993	57,048
Charter Communications, Inc. Class A (a)	531	173,042
Cinemark Holdings, Inc.	298	11,980
Comcast Corp. Class A	12,757	451,725
Discovery Communications, Inc.:
Class A (a)	519	16,608
Class C (non-vtg.) (a)	442	13,074
DISH Network Corp. Class A (a)	621	22,207
E.W. Scripps Co. Class A	138	2,277
Entercom Communications Corp. Class A	344	2,718
Entravision Communication Corp. Class A	130	637
Gannett Co., Inc.	258	2,583
GCI Liberty, Inc. (a)	247	12,597
Gray Television, Inc. (a)	231	4,043
Hemisphere Media Group, Inc. (a)	19	265
Interpublic Group of Companies, Inc.	1,071	24,494
John Wiley & Sons, Inc. Class A	126	7,636
Liberty Broadband Corp.:
Class A (a)	76	6,409
Class C (a)	417	35,153
Liberty Global PLC:
Class A (a)	636	18,399
Class C (a)	1,605	45,197
Liberty Latin America Ltd. (a)	401	8,273
Liberty Latin America Ltd. Class A (a)	59	1,230
Liberty Media Corp.:
Liberty Braves Class A (a)	67	1,828
Liberty Braves Class C (a)	29	790
Liberty Formula One Group Series C (a)	609	22,649
Liberty Media Class A (a)	15	534
Liberty SiriusXM Series A (a)	212	9,209
Liberty SiriusXM Series C (a)	484	21,030
Lions Gate Entertainment Corp.:
Class A	239	5,829
Class B	270	6,291
Live Nation Entertainment, Inc. (a)	369	20,099
Loral Space & Communications Ltd. (a)	39	1,771
Marcus Corp.	44	1,850
Meredith Corp.	142	7,249
MSG Network, Inc. Class A (a)	147	3,793
National CineMedia, Inc.	133	1,408
New Media Investment Group, Inc.	131	2,055
News Corp.:
Class A	942	12,425
Class B	432	5,875
Nexstar Broadcasting Group, Inc. Class A	128	10,419
Omnicom Group, Inc.	632	42,989
Scholastic Corp.	85	3,969
Sinclair Broadcast Group, Inc. Class A	217	6,152
Sirius XM Holdings, Inc. (b)	4,022	25,419
Tegna, Inc.	558	6,674
The Madison Square Garden Co. (a)	45	14,189
The New York Times Co. Class A	356	8,241
The Walt Disney Co.	4,122	482,027
Tribune Media Co. Class A	227	8,724
tronc, Inc. (a)	60	980
Twenty-First Century Fox, Inc.:
Class A	2,804	129,909
Class B	1,266	58,008
Viacom, Inc.:
Class A	30	1,097
Class B (non-vtg.)	953	32,173
World Wrestling Entertainment, Inc. Class A	109	10,544
		1,910,838
Multiline Retail - 0.5%
Big Lots, Inc.	115	4,806
Dillard's, Inc. Class A	61	4,657
Dollar General Corp.	712	77,822
Dollar Tree, Inc. (a)	650	53,008
JC Penney Corp., Inc. (a)(b)	659	1,094
Kohl's Corp.	464	34,591
Macy's, Inc.	824	28,618
Nordstrom, Inc.	316	18,900
Ollie's Bargain Outlet Holdings, Inc. (a)	139	13,358
Target Corp.	1,485	130,992
		367,846
Specialty Retail - 2.4%
Aaron's, Inc. Class A	178	9,694
Abercrombie & Fitch Co. Class A	199	4,203
Advance Auto Parts, Inc.	200	33,666
America's Car Mart, Inc. (a)	17	1,329
American Eagle Outfitters, Inc.	467	11,596
Armstrong Flooring, Inc. (a)	57	1,032
Asbury Automotive Group, Inc. (a)	65	4,469
Ascena Retail Group, Inc. (a)	412	1,883
AutoNation, Inc. (a)	208	8,642
AutoZone, Inc. (a)	75	58,178
Barnes & Noble Education, Inc. (a)	142	818
Barnes & Noble, Inc.	130	754
Bed Bath & Beyond, Inc.	373	5,595
Best Buy Co., Inc.	699	55,473
Big 5 Sporting Goods Corp.	18	92
Boot Barn Holdings, Inc. (a)	42	1,193
Burlington Stores, Inc. (a)	188	30,629
Caleres, Inc.	101	3,622
Camping World Holdings, Inc.	98	2,089
CarMax, Inc. (a)	494	36,887
Cars.com, Inc. (a)	183	5,053
Chico's FAS, Inc.	311	2,696
Citi Trends, Inc.	32	921
Conn's, Inc. (a)	72	2,545
Dick's Sporting Goods, Inc.	239	8,480
DSW, Inc. Class A	205	6,945
Express, Inc. (a)	222	2,455
Five Below, Inc. (a)	148	19,249
Floor & Decor Holdings, Inc. Class A (a)	78	2,353
Foot Locker, Inc.	339	17,282
Francesca's Holdings Corp. (a)	89	330
GameStop Corp. Class A	293	4,474
Gap, Inc.	597	17,223
Genesco, Inc. (a)	50	2,355
GNC Holdings, Inc. Class A (a)	115	476
Group 1 Automotive, Inc.	46	2,985
Guess?, Inc.	178	4,023
Haverty Furniture Companies, Inc.	165	3,647
Hibbett Sports, Inc. (a)	60	1,128
Home Depot, Inc.	3,189	660,601
Kirkland's, Inc. (a)	16	161
L Brands, Inc.	675	20,453
Lithia Motors, Inc. Class A (sub. vtg.)	73	5,961
Lowe's Companies, Inc.	2,278	261,560
Lumber Liquidators Holdings, Inc. (a)	65	1,007
MarineMax, Inc. (a)	53	1,126
Michaels Companies, Inc. (a)	316	5,129
Monro, Inc.	95	6,612
Murphy U.S.A., Inc. (a)	92	7,862
O'Reilly Automotive, Inc. (a)	233	80,926
Office Depot, Inc.	1,484	4,764
Party City Holdco, Inc. (a)	51	691
Penske Automotive Group, Inc.	85	4,028
Pier 1 Imports, Inc.	65	98
Rent-A-Center, Inc. (a)	125	1,798
RH (a)	53	6,944
Ross Stores, Inc.	1,053	104,352
Sally Beauty Holdings, Inc. (a)	368	6,768
Shoe Carnival, Inc.	30	1,155
Signet Jewelers Ltd.	166	10,944
Sleep Number Corp. (a)	101	3,715
Sonic Automotive, Inc. Class A (sub. vtg.)	81	1,567
Sportsman's Warehouse Holdings, Inc. (a)	35	205
Tailored Brands, Inc.	146	3,678
The Buckle, Inc.	87	2,005
The Cato Corp. Class A (sub. vtg.)	46	967
The Children's Place Retail Stores, Inc.	47	6,007
Tiffany & Co., Inc.	280	36,112
Tile Shop Holdings, Inc.	47	336
Tilly's, Inc.	39	739
TJX Companies, Inc.	1,736	194,467
Tractor Supply Co.	346	31,444
Ulta Beauty, Inc. (a)	160	45,139
Urban Outfitters, Inc. (a)	205	8,385
Vitamin Shoppe, Inc. (a)	63	630
Williams-Sonoma, Inc.	213	13,998
Zumiez, Inc. (a)	39	1,028
		1,919,826
Textiles, Apparel & Luxury Goods - 0.9%
Cadence Bancorp Class A	29	757
Carter's, Inc.	137	13,508
Columbia Sportswear Co.	73	6,794
Crocs, Inc. (a)	173	3,683
Deckers Outdoor Corp. (a)	90	10,672
Emerald Expositions Events, Inc.	41	676
Fossil Group, Inc. (a)	131	3,050
G-III Apparel Group Ltd. (a)	105	5,060
Hanesbrands, Inc.	990	18,246
lululemon athletica, Inc. (a)	263	42,735
Michael Kors Holdings Ltd. (a)	417	28,590
Movado Group, Inc.	37	1,550
Newmark Group, Inc.	297	3,323
NIKE, Inc. Class B	3,590	304,145
Oxford Industries, Inc.	52	4,690
Perry Ellis International, Inc. (a)	29	793
PetIQ, Inc. Class A (a)	17	668
PVH Corp.	210	30,324
Ralph Lauren Corp.	150	20,633
Samsonite International SA	900	3,334
Samsonite International SA ADR	604	11,301
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	373	10,418
Steven Madden Ltd.	155	8,200
Stitch Fix, Inc. (a)	28	1,226
Switch, Inc. Class A	89	961
Tapestry, Inc.	783	39,361
TPG RE Finance Trust, Inc.	10	200
Under Armour, Inc.:
Class A (sub. vtg.) (a)	557	11,820
Class C (non-vtg.) (a)	445	8,660
Unifi, Inc. (a)	39	1,105
Vera Bradley, Inc. (a)	43	656
VF Corp.	897	83,825
Wolverine World Wide, Inc.	273	10,661
		691,625

TOTAL CONSUMER DISCRETIONARY		10,792,023

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	24	6,900
Brown-Forman Corp. Class B (non-vtg.)	673	34,020
Coca-Cola Bottling Co. Consolidated	10	1,823
Constellation Brands, Inc. Class A (sub. vtg.)	472	101,773
Craft Brew Alliance, Inc. (a)	123	2,011
Keurig Dr. Pepper, Inc.	499	11,562
MGP Ingredients, Inc.	30	2,369
Molson Coors Brewing Co. Class B	510	31,365
Monster Beverage Corp. (a)	1,129	65,798
National Beverage Corp. (a)	29	3,382
PepsiCo, Inc.	3,889	434,790
Primo Water Corp. (a)	52	939
The Coca-Cola Co.	10,461	483,194
		1,179,926
Food & Staples Retailing - 1.3%
Andersons, Inc.	72	2,711
Casey's General Stores, Inc.	110	14,202
Chefs' Warehouse Holdings (a)	45	1,636
Costco Wholesale Corp.	1,192	279,977
Ingles Markets, Inc. Class A	30	1,028
Kroger Co.	2,439	70,999
Performance Food Group Co. (a)	243	8,092
PriceSmart, Inc.	67	5,424
Rite Aid Corp. (a)(b)	3,117	3,990
Smart & Final Stores, Inc. (a)	29	165
SpartanNash Co.	87	1,745
Sprouts Farmers Market LLC (a)	350	9,594
SUPERVALU, Inc. (a)	114	3,673
Sysco Corp.	1,312	96,104
United Natural Foods, Inc. (a)	132	3,953
Walgreens Boots Alliance, Inc.	2,375	173,138
Walmart, Inc.	4,001	375,734
Weis Markets, Inc.	32	1,389
Welbilt, Inc. (a)	368	7,684
		1,061,238
Food Products - 1.1%
Archer Daniels Midland Co.	1,515	76,159
B&G Foods, Inc. Class A (b)	168	4,612
Bunge Ltd.	385	26,453
Cal-Maine Foods, Inc.	72	3,478
Calavo Growers, Inc.	46	4,444
Campbell Soup Co.	518	18,974
ConAgra Foods, Inc.	1,104	37,503
Darling International, Inc. (a)	412	7,960
Dean Foods Co.	219	1,555
Farmer Brothers Co. (a)	26	686
Flowers Foods, Inc.	513	9,573
Fresh Del Monte Produce, Inc.	80	2,711
Freshpet, Inc. (a)	59	2,165
General Mills, Inc.	1,560	66,955
Hormel Foods Corp.	740	29,156
Hostess Brands, Inc. Class A (a)	201	2,225
Ingredion, Inc.	198	20,782
J&J Snack Foods Corp.	45	6,790
John B. Sanfilippo & Son, Inc.	17	1,213
Kellogg Co.	681	47,684
Lamb Weston Holdings, Inc.	397	26,440
Lancaster Colony Corp.	55	8,207
McCormick & Co., Inc. (non-vtg.)	328	43,214
Mondelez International, Inc.	4,081	175,320
Pilgrim's Pride Corp. (a)	121	2,189
Pinnacle Foods, Inc.	319	20,674
Post Holdings, Inc. (a)	180	17,647
Sanderson Farms, Inc.	58	5,995
Seaboard Corp.	1	3,710
The Hain Celestial Group, Inc. (a)	321	8,706
The Hershey Co.	389	39,678
The J.M. Smucker Co.	308	31,604
The Kraft Heinz Co.	1,636	90,160
Tootsie Roll Industries, Inc.	33	965
TreeHouse Foods, Inc. (a)	164	7,847
Tyson Foods, Inc. Class A	816	48,576
		902,010
Household Products - 1.2%
Central Garden & Pet Co. (a)	95	3,424
Central Garden & Pet Co. Class A (non-vtg.) (a)	29	961
Church & Dwight Co., Inc.	690	40,965
Clorox Co.	354	53,245
Colgate-Palmolive Co.	2,401	160,747
Energizer Holdings, Inc.	170	9,971
Kimberly-Clark Corp.	965	109,663
Procter & Gamble Co.	6,952	578,615
Spectrum Brands Holdings, Inc.	68	5,081
WD-40 Co.	35	6,024
		968,696
Personal Products - 0.2%
Avon Products, Inc. (a)	1,251	2,752
Coty, Inc. Class A	1,268	15,926
Edgewell Personal Care Co. (a)	143	6,611
elf Beauty, Inc. (a)	33	420
Estee Lauder Companies, Inc. Class A	615	89,372
Herbalife Nutrition Ltd. (a)	334	18,220
Inter Parfums, Inc.	41	2,642
MediFast, Inc.	30	6,647
Natural Health Trends Corp.	6	140
Nu Skin Enterprises, Inc. Class A	139	11,456
Revlon, Inc. (a)	11	245
USANA Health Sciences, Inc. (a)	33	3,978
		158,409
Tobacco - 0.8%
22nd Century Group, Inc. (a)	178	500
Altria Group, Inc.	5,221	314,879
Philip Morris International, Inc.	4,250	346,545
Universal Corp.	74	4,810
Vector Group Ltd.	267	3,679
		670,413

TOTAL CONSUMER STAPLES		4,940,692

ENERGY - 5.6%
Energy Equipment & Services - 0.8%
Archrock, Inc.	158	1,928
Baker Hughes, a GE Co. Class A	1,162	39,310
Basic Energy Services, Inc. (a)	19	190
Bristow Group, Inc. (a)	49	594
C&J Energy Services, Inc. (a)	193	4,014
Carbo Ceramics, Inc. (a)	24	174
Core Laboratories NV	122	14,131
Diamond Offshore Drilling, Inc. (a)(b)	196	3,920
Dril-Quip, Inc. (a)	110	5,748
Ensco PLC Class A	1,139	9,613
Exterran Corp. (a)	111	2,945
Forum Energy Technologies, Inc. (a)	168	1,739
Frank's International NV	165	1,432
FTS International, Inc. (a)	16	189
Halliburton Co.	2,389	96,826
Helix Energy Solutions Group, Inc. (a)	323	3,191
Helmerich & Payne, Inc.	357	24,551
Hornbeck Offshore Services, Inc. (a)	64	376
Key Energy Services, Inc. (a)	9	103
KLX Energy Services Holdings, Inc. (a)	51	1,633
Mammoth Energy Services, Inc.	16	466
Matrix Service Co. (a)	86	2,120
McDermott International, Inc. (a)	265	4,884
Nabors Industries Ltd.	768	4,731
National Oilwell Varco, Inc.	1,024	44,114
Newpark Resources, Inc. (a)	193	1,998
Noble Corp. (a)	730	5,132
Oceaneering International, Inc.	247	6,817
Oil States International, Inc. (a)	163	5,412
Patterson-UTI Energy, Inc.	632	10,814
Pioneer Energy Services Corp. (a)	104	307
Rowan Companies PLC (a)	332	6,252
RPC, Inc.	154	2,384
Schlumberger Ltd.	3,776	230,034
SEACOR Holdings, Inc. (a)	32	1,581
SEACOR Marine Holdings, Inc. (a)	40	905
Smart Sand, Inc. (a)	26	107
Solaris Oilfield Infrastructure, Inc. Class A (a)	27	510
Superior Energy Services, Inc. (a)	376	3,662
TechnipFMC PLC	1,216	38,000
TETRA Technologies, Inc. (a)	287	1,294
Transocean Ltd. (United States) (a)	1,161	16,196
U.S. Silica Holdings, Inc.	240	4,519
Unit Corp. (a)	125	3,258
Weatherford International PLC (a)	2,989	8,100
		616,204
Oil, Gas & Consumable Fuels - 4.8%
Abraxas Petroleum Corp. (a)	391	911
Anadarko Petroleum Corp.	1,500	101,115
Antero Resources Corp. (a)	633	11,210
Apache Corp.	1,051	50,101
Arch Coal, Inc.	73	6,526
Ardmore Shipping Corp. (a)	55	358
Bonanza Creek Energy, Inc. (a)	40	1,191
Cabot Oil & Gas Corp.	1,281	28,848
California Resources Corp. (a)	116	5,629
Callon Petroleum Co. (a)	523	6,271
Carrizo Oil & Gas, Inc. (a)	197	4,964
Centennial Resource Development, Inc. Class A (a)	480	10,488
Cheniere Energy, Inc. (a)	558	38,775
Chesapeake Energy Corp. (a)	2,503	11,238
Chevron Corp.	5,192	634,878
Cimarex Energy Co.	262	24,350
Clean Energy Fuels Corp. (a)	322	837
Cloud Peak Energy, Inc. (a)	109	251
CNX Resources Corp. (a)	521	7,456
Concho Resources, Inc. (a)	408	62,322
ConocoPhillips Co.	3,271	253,175
CONSOL Energy, Inc. (a)	60	2,449
Contango Oil & Gas Co. (a)	26	161
Continental Resources, Inc. (a)	242	16,524
CVR Energy, Inc.	37	1,488
Delek U.S. Holdings, Inc.	221	9,377
Denbury Resources, Inc. (a)	1,140	7,068
Devon Energy Corp.	1,444	57,673
Diamondback Energy, Inc.	265	35,825
Eclipse Resources Corp. (a)	90	107
Energen Corp. (a)	264	22,749
Energy XXI Gulf Coast, Inc. (a)	67	560
EOG Resources, Inc.	1,582	201,816
EQT Corp.	664	29,369
Extraction Oil & Gas, Inc. (a)	365	4,121
Exxon Mobil Corp.	11,581	984,617
Green Plains, Inc.	106	1,823
Gulfport Energy Corp. (a)	439	4,570
Halcon Resources Corp. (a)	390	1,743
Hess Corp.	736	52,683
Highpoint Resources, Inc. (a)	240	1,171
HollyFrontier Corp.	487	34,041
International Seaways, Inc. (a)	82	1,642
Kinder Morgan, Inc.	5,260	93,260
Kosmos Energy Ltd. (a)	671	6,274
Laredo Petroleum, Inc. (a)	334	2,729
Marathon Oil Corp.	2,340	54,475
Marathon Petroleum Corp.	1,337	106,920
Matador Resources Co. (a)	280	9,254
Midstates Petroleum Co., Inc. (a)	65	579
Murphy Oil Corp.	481	16,037
NACCO Industries, Inc. Class A	4	131
Newfield Exploration Co. (a)	553	15,943
Nine Energy Service, Inc. (a)	5	153
Noble Energy, Inc.	1,326	41,358
Oasis Petroleum, Inc. (a)	761	10,791
Occidental Petroleum Corp.	2,091	171,817
ONEOK, Inc.	1,124	76,196
Overseas Shipholding Group, Inc. (a)	40	126
Par Pacific Holdings, Inc. (a)	53	1,081
Parsley Energy, Inc. Class A (a)	634	18,545
PBF Energy, Inc. Class A	297	14,823
PDC Energy, Inc. (a)	188	9,204
Peabody Energy Corp.	286	10,193
Penn Virginia Corp. (a)	34	2,738
Phillips 66 Co.	1,176	132,559
Pioneer Natural Resources Co.	467	81,347
QEP Resources, Inc. (a)	646	7,313
Range Resources Corp.	632	10,738
Renewable Energy Group, Inc. (a)	84	2,419
Resolute Energy Corp. (a)	55	2,080
Rex American Resources Corp. (a)	8	604
Ring Energy, Inc. (a)	119	1,179
Sanchez Energy Corp. (a)	157	361
SandRidge Energy, Inc. (a)	60	652
SemGroup Corp. Class A	172	3,793
SM Energy Co.	285	8,986
Southwestern Energy Co. (a)	1,314	6,715
SRC Energy, Inc. (a)	695	6,179
Talos Energy, Inc. (a)	66	2,166
Targa Resources Corp.	588	33,110
Teekay Corp. (b)	238	1,604
Teekay Tankers Ltd.	121	120
Tellurian, Inc. (a)	169	1,516
The Williams Companies, Inc.	2,262	61,504
Ultra Petroleum Corp. (a)	286	320
Uranium Energy Corp. (a)	347	597
Valero Energy Corp.	1,198	136,273
W&T Offshore, Inc. (a)	219	2,111
Whiting Petroleum Corp. (a)	256	13,578
WildHorse Resource Development Corp. (a)	43	1,017
World Fuel Services Corp.	192	5,315
WPX Energy, Inc. (a)	1,083	21,790
		3,941,044

TOTAL ENERGY		4,557,248

FINANCIALS - 13.7%
Banks - 6.0%
1st Source Corp.	26	1,368
Ameris Bancorp	116	5,301
Associated Banc-Corp.	467	12,142
Atlantic Capital Bancshares, Inc. (a)	44	737
Banc of California, Inc.	117	2,211
BancFirst Corp.	43	2,578
Bancorp, Inc., Delaware (a)	89	854
BancorpSouth Bank	245	8,012
Bank of America Corp.	26,528	781,515
Bank of Hawaii Corp.	106	8,364
Bank of Marin Bancorp	37	3,104
Bank of the Ozarks, Inc.	337	12,793
BankUnited, Inc.	272	9,629
Banner Corp.	98	6,093
BB&T Corp.	2,169	105,283
Berkshire Hills Bancorp, Inc.	91	3,704
BOK Financial Corp.	67	6,518
Boston Private Financial Holdings, Inc.	207	2,826
Bridge Bancorp, Inc.	86	2,855
Brookline Bancorp, Inc., Delaware	153	2,555
Bryn Mawr Bank Corp.	28	1,313
Camden National Corp.	26	1,129
Carolina Financial Corp.	32	1,207
Cathay General Bancorp	182	7,542
Centerstate Banks of Florida, Inc.	193	5,414
Central Pacific Financial Corp.	49	1,295
Chemical Financial Corp.	200	10,680
CIT Group, Inc.	379	19,560
Citigroup, Inc.	7,237	519,182
Citizens Financial Group, Inc.	1,363	52,571
City Holding Co.	30	2,304
Columbia Banking Systems, Inc.	277	10,739
Comerica, Inc.	479	43,206
Commerce Bancshares, Inc.	298	19,674
Community Bank System, Inc.	144	8,794
Community Trust Bancorp, Inc.	33	1,530
ConnectOne Bancorp, Inc.	63	1,496
Cullen/Frost Bankers, Inc.	166	17,337
Customers Bancorp, Inc. (a)	58	1,365
CVB Financial Corp.	249	5,558
Eagle Bancorp, Inc. (a)	78	3,947
East West Bancorp, Inc.	427	25,778
Enterprise Financial Services Corp.	55	2,918
Equity Bancshares, Inc. (a)	29	1,139
FCB Financial Holdings, Inc. Class A (a)	113	5,356
Fidelity Southern Corp.	38	942
Fifth Third Bancorp	1,947	54,360
Financial Institutions, Inc.	39	1,225
First Bancorp, North Carolina	59	2,390
First Bancorp, Puerto Rico (a)	523	4,759
First Busey Corp.	75	2,329
First Citizen Bancshares, Inc.	24	10,855
First Commonwealth Financial Corp.	202	3,260
First Financial Bancorp, Ohio	185	5,495
First Financial Bankshares, Inc.	185	10,934
First Foundation, Inc. (a)	55	859
First Hawaiian, Inc.	125	3,395
First Horizon National Corp.	972	16,777
First Internet Bancorp	26	792
First Interstate Bancsystem, Inc.	60	2,688
First Merchants Corp.	107	4,814
First Midwest Bancorp, Inc., Delaware	266	7,073
First of Long Island Corp.	43	935
First Republic Bank	438	42,048
Flushing Financial Corp.	46	1,122
FNB Corp., Pennsylvania	816	10,380
Franklin Financial Network, Inc. (a)	28	1,095
Fulton Financial Corp.	573	9,540
German American Bancorp, Inc.	112	3,951
Glacier Bancorp, Inc.	197	8,489
Great Western Bancorp, Inc.	137	5,780
Green Bancorp, Inc.	55	1,216
Guaranty Bancorp	66	1,960
Hancock Whitney Corp.	251	11,935
Hanmi Financial Corp.	89	2,216
Heartland Financial U.S.A., Inc.	78	4,528
Heritage Commerce Corp.	59	880
Heritage Financial Corp., Washington	74	2,601
Hilltop Holdings, Inc.	186	3,752
Home Bancshares, Inc.	445	9,746
Hope Bancorp, Inc.	303	4,900
Horizon Bancorp, Inc. Indiana	57	1,126
Huntington Bancshares, Inc.	2,985	44,536
IBERIABANK Corp.	150	12,203
Independent Bank Corp.	48	1,135
Independent Bank Corp., Massachusetts	76	6,278
Independent Bank Group, Inc.	45	2,984
International Bancshares Corp.	224	10,080
Investors Bancorp, Inc.	655	8,037
JPMorgan Chase & Co.	9,488	1,070,626
KeyCorp	2,967	59,014
Lakeland Bancorp, Inc.	85	1,534
Lakeland Financial Corp.	36	1,673
LegacyTexas Financial Group, Inc.	124	5,282
Live Oak Bancshares, Inc.	66	1,769
Luther Burbank Corp.	12	131
M&T Bank Corp.	415	68,284
MB Financial, Inc.	245	11,297
Merchants Bancorp/IN	7	178
Metropolitan Bank Holding Corp. (a)	3	123
Midland States Bancorp, Inc.	7	225
National Bank Holdings Corp.	80	3,012
National Commerce Corp. (a)	19	785
NBT Bancorp, Inc.	85	3,262
OFG Bancorp	99	1,599
Old National Bancorp, Indiana	552	10,654
Opus Bank	57	1,562
Pacific Premier Bancorp, Inc. (a)	84	3,125
PacWest Bancorp	378	18,012
Park National Corp.	37	3,906
Peapack-Gladstone Financial Corp.	27	834
Peoples United Financial, Inc.	883	15,117
Pinnacle Financial Partners, Inc.	205	12,331
PNC Financial Services Group, Inc.	1,302	177,319
Popular, Inc.	279	14,299
Preferred Bank, Los Angeles	55	3,218
Prosperity Bancshares, Inc.	187	12,968
QCR Holdings, Inc.	20	817
Regions Financial Corp.	3,201	58,738
Renasant Corp.	223	9,190
S&T Bancorp, Inc.	86	3,729
Sandy Spring Bancorp, Inc.	90	3,538
Seacoast Banking Corp., Florida (a)	147	4,292
ServisFirst Bancshares, Inc.	138	5,403
Signature Bank	149	17,111
Simmons First National Corp. Class A	189	5,566
South State Corp.	106	8,692
Southside Bancshares, Inc.	46	1,601
State Bank Financial Corp.	108	3,259
Sterling Bancorp	624	13,728
Stock Yards Bancorp, Inc.	49	1,779
SunTrust Banks, Inc.	1,308	87,361
SVB Financial Group (a)	145	45,070
Synovus Financial Corp.	337	15,431
TCF Financial Corp.	538	12,810
Texas Capital Bancshares, Inc. (a)	137	11,323
Tompkins Financial Corp.	24	1,949
TowneBank	192	5,923
Trico Bancshares	43	1,661
TriState Capital Holdings, Inc. (a)	48	1,325
Triumph Bancorp, Inc. (a)	39	1,490
Trustmark Corp.	176	5,922
U.S. Bancorp	4,305	227,347
UMB Financial Corp.	110	7,799
Umpqua Holdings Corp.	612	12,730
Union Bankshares Corp.	166	6,396
United Bankshares, Inc., West Virginia	297	10,796
United Community Bank, Inc.	189	5,271
Univest Corp. of Pennsylvania	58	1,534
Valley National Bancorp	664	7,470
Veritex Holdings, Inc. (a)	32	904
Washington Trust Bancorp, Inc.	23	1,272
Webster Financial Corp.	264	15,565
Wells Fargo & Co.	12,121	637,080
WesBanco, Inc.	107	4,770
Westamerica Bancorp.	88	5,294
Western Alliance Bancorp. (a)	271	15,417
Wintrust Financial Corp.	167	14,185
Zions Bancorporation	542	27,181
		4,926,734
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	154	21,055
Ameriprise Financial, Inc.	402	59,359
Arlington Asset Investment Corp.	23	215
Artisan Partners Asset Management, Inc.	146	4,730
B. Riley Financial, Inc.	34	770
Bank of New York Mellon Corp.	2,804	142,976
BGC Partners, Inc. Class A	670	7,919
BlackRock, Inc. Class A	338	159,310
Blucora, Inc. (a)	135	5,434
Brighthouse Financial, Inc. (a)	274	12,122
Cboe Global Markets, Inc.	308	29,556
Charles Schwab Corp.	3,270	160,721
CME Group, Inc.	930	158,295
Cohen & Steers, Inc.	63	2,558
Cowen Group, Inc. Class A (a)	68	1,108
Diamond Hill Investment Group, Inc.	5	827
E*TRADE Financial Corp. (a)	735	38,507
Eaton Vance Corp. (non-vtg.)	341	17,923
Evercore, Inc. Class A	107	10,759
FactSet Research Systems, Inc.	106	23,713
Federated Investors, Inc. Class B (non-vtg.)	278	6,705
Franklin Resources, Inc.	901	27,399
Gain Capital Holdings, Inc.	20	130
Goldman Sachs Group, Inc.	959	215,046
Greenhill & Co., Inc.	48	1,265
Hamilton Lane, Inc. Class A	32	1,417
Houlihan Lokey	62	2,786
Interactive Brokers Group, Inc.	201	11,117
IntercontinentalExchange, Inc.	1,599	119,749
INTL FCStone, Inc. (a)	30	1,450
Invesco Ltd.	1,124	25,717
Investment Technology Group, Inc.	62	1,343
Janus Henderson Group PLC	491	13,237
Lazard Ltd. Class A	364	17,519
Legg Mason, Inc.	214	6,683
LPL Financial	249	16,063
MarketAxess Holdings, Inc.	107	19,098
Moelis & Co. Class A	91	4,987
Moody's Corp.	456	76,243
Morgan Stanley	3,810	177,432
Morningstar, Inc.	47	5,917
MSCI, Inc.	249	44,175
Northern Trust Corp.	592	60,461
Oppenheimer Holdings, Inc. Class A (non-vtg.)	34	1,074
Piper Jaffray Companies	34	2,596
PJT Partners, Inc.	44	2,303
Raymond James Financial, Inc.	359	33,046
S&P Global, Inc.	695	135,796
SEI Investments Co.	360	21,996
State Street Corp.	1,019	85,372
Stifel Financial Corp.	197	10,098
T. Rowe Price Group, Inc.	666	72,714
TD Ameritrade Holding Corp.	751	39,675
The NASDAQ OMX Group, Inc.	316	27,113
Virtu Financial, Inc. Class A	95	1,943
Virtus Investment Partners, Inc.	30	3,413
Waddell & Reed Financial, Inc. Class A	260	5,507
Westwood Holdings Group, Inc.	24	1,242
WisdomTree Investments, Inc.	264	2,239
		2,159,923
Consumer Finance - 0.7%
Ally Financial, Inc.	1,207	31,925
American Express Co.	1,968	209,572
Capital One Financial Corp.	1,328	126,067
Credit Acceptance Corp. (a)	35	15,332
Discover Financial Services	1,000	76,450
Encore Capital Group, Inc. (a)	59	2,115
Enova International, Inc. (a)	78	2,246
EZCORP, Inc. (non-vtg.) Class A (a)	125	1,338
First Cash Financial Services, Inc.	131	10,742
Green Dot Corp. Class A (a)	126	11,191
LendingClub Corp. (a)	1,080	4,190
Navient Corp.	750	10,110
Nelnet, Inc. Class A	67	3,830
OneMain Holdings, Inc. (a)	275	9,243
PRA Group, Inc. (a)	135	4,860
Regional Management Corp. (a)	19	548
Santander Consumer U.S.A. Holdings, Inc.	336	6,733
SLM Corp. (a)	1,101	12,276
Synchrony Financial	2,024	62,906
World Acceptance Corp. (a)	13	1,487
		603,161
Diversified Financial Services - 1.5%
Acushnet Holdings Corp.	120	3,292
Alteryx, Inc. (a)	71	4,062
Berkshire Hathaway, Inc. Class B (a)	5,259	1,126,004
Cannae Holdings, Inc. (a)	169	3,541
Donnelley Financial Solutions, Inc. (a)	76	1,362
FB Financial Corp.	28	1,097
Granite Point Mortgage Trust, Inc.	92	1,774
Jefferies Financial Group, Inc.	866	19,017
On Deck Capital, Inc. (a)	92	696
Victory Capital Holdings, Inc. (a)	14	134
Voya Financial, Inc.	498	24,736
		1,185,715
Insurance - 2.5%
AFLAC, Inc.	2,144	100,918
Alleghany Corp.	41	26,754
Allstate Corp.	980	96,726
AMBAC Financial Group, Inc. (a)	120	2,450
American Equity Investment Life Holding Co.	250	8,840
American Financial Group, Inc.	189	20,973
American International Group, Inc.	2,463	131,130
American National Insurance Co.	21	2,715
Amerisafe, Inc.	45	2,788
AmTrust Financial Services, Inc.	213	3,093
Aon PLC	683	105,032
Arch Capital Group Ltd. (a)	1,082	32,254
Argo Group International Holdings, Ltd.	98	6,179
Arthur J. Gallagher & Co.	493	36,699
Aspen Insurance Holdings Ltd.	166	6,939
Assurant, Inc.	153	16,516
Assured Guaranty Ltd.	322	13,598
Athene Holding Ltd. (a)	236	12,192
Axis Capital Holdings Ltd.	226	13,042
Brown & Brown, Inc.	621	18,363
Chubb Ltd.	1,269	169,589
Cincinnati Financial Corp.	405	31,108
CNO Financial Group, Inc.	468	9,931
eHealth, Inc. (a)	30	848
Employers Holdings, Inc.	75	3,398
Enstar Group Ltd. (a)	30	6,255
Erie Indemnity Co. Class A	50	6,377
Everest Re Group Ltd.	114	26,046
FBL Financial Group, Inc. Class A	33	2,483
First American Financial Corp.	302	15,580
FNF Group	758	29,827
Genworth Financial, Inc. Class A (a)	1,393	5,809
Greenlight Capital Re, Ltd. (a)	69	856
Hanover Insurance Group, Inc.	120	14,804
Hartford Financial Services Group, Inc.	982	49,061
HCI Group, Inc.	20	875
Health Insurance Innovations, Inc. (a)	28	1,726
Heritage Insurance Holdings, Inc.	58	860
Horace Mann Educators Corp.	126	5,657
James River Group Holdings Ltd.	68	2,898
Kemper Corp.	134	10,780
Kinsale Capital Group, Inc.	45	2,874
Lincoln National Corp.	595	40,258
Loews Corp.	742	37,271
Maiden Holdings Ltd.	97	276
Markel Corp. (a)	38	45,163
Marsh & McLennan Companies, Inc.	1,396	115,477
MBIA, Inc. (a)	222	2,373
Mercury General Corp.	105	5,267
MetLife, Inc.	2,890	135,021
National General Holdings Corp.	172	4,616
National Western Life Group, Inc.	5	1,596
Navigators Group, Inc.	63	4,353
Old Republic International Corp.	644	14,413
Primerica, Inc.	127	15,310
Principal Financial Group, Inc.	731	42,829
ProAssurance Corp.	137	6,432
Progressive Corp.	1,589	112,883
Prudential Financial, Inc.	1,166	118,139
Reinsurance Group of America, Inc.	173	25,009
RenaissanceRe Holdings Ltd.	109	14,560
RLI Corp.	126	9,901
Safety Insurance Group, Inc.	39	3,494
Selective Insurance Group, Inc.	162	10,287
Stewart Information Services Corp.	48	2,160
The Travelers Companies, Inc.	750	97,283
Third Point Reinsurance Ltd. (a)	201	2,613
Torchmark Corp.	302	26,180
Trupanion, Inc. (a)	47	1,679
United Fire Group, Inc.	47	2,386
United Insurance Holdings Corp.	44	985
Universal Insurance Holdings, Inc.	81	3,933
Unum Group	610	23,833
W.R. Berkley Corp.	254	20,302
White Mountains Insurance Group Ltd.	9	8,423
Willis Group Holdings PLC	358	50,457
		2,060,005
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	52	945
AGNC Investment Corp.	1,056	19,673
Annaly Capital Management, Inc.	3,155	32,276
Anworth Mortgage Asset Corp.	210	972
Apollo Commercial Real Estate Finance, Inc.	235	4,434
Arbor Realty Trust, Inc.	103	1,182
Ares Commercial Real Estate Corp.	247	3,451
Armour Residential REIT, Inc.	86	1,931
Blackstone Mortgage Trust, Inc.	275	9,215
Capstead Mortgage Corp.	180	1,424
Cherry Hill Mortgage Investment Corp.	11	199
Chimera Investment Corp.	543	9,845
Dynex Capital, Inc.	74	472
Exantas Capital Corp.	47	516
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	108	2,319
Invesco Mortgage Capital, Inc.	309	4,888
Ladder Capital Corp. Class A	224	3,795
MFA Financial, Inc.	1,081	7,945
New Residential Investment Corp.	910	16,216
New York Mortgage Trust, Inc.	193	1,173
Orchid Island Capital, Inc.	95	689
PennyMac Mortgage Investment Trust	171	3,461
Redwood Trust, Inc.	169	2,745
Starwood Property Trust, Inc.	684	14,720
Two Harbors Investment Corp.	435	6,495
Western Asset Mortgage Capital Corp.	37	371
		151,352
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	15	1,392
Thrifts & Mortgage Finance - 0.2%
Beneficial Bancorp, Inc.	176	2,974
BofI Holding, Inc. (a)	142	4,883
Capitol Federal Financial, Inc.	384	4,892
Dime Community Bancshares, Inc.	93	1,660
Essent Group Ltd. (a)	227	10,045
Farmer Mac Class C (non-vtg.)	20	1,444
First Defiance Financial Corp.	30	903
Flagstar Bancorp, Inc. (a)	84	2,643
HomeStreet, Inc. (a)	78	2,067
Kearny Financial Corp.	211	2,922
Lendingtree, Inc. (a)	22	5,062
Meridian Bancorp, Inc. Maryland	172	2,924
Meta Financial Group, Inc.	17	1,405
MGIC Investment Corp. (a)	1,010	13,443
New York Community Bancorp, Inc.	1,339	13,885
NMI Holdings, Inc. (a)	158	3,579
Northfield Bancorp, Inc.	74	1,178
Northwest Bancshares, Inc.	251	4,347
OceanFirst Financial Corp.	64	1,742
Ocwen Financial Corp. (a)	241	950
Oritani Financial Corp.	71	1,104
PDL Community Bancorp	133	2,010
PennyMac Financial Services, Inc.	48	1,003
PHH Corp. (a)	65	714
Provident Financial Services, Inc.	161	3,953
Radian Group, Inc.	609	12,588
Sterling Bancorp, Inc.	14	158
TFS Financial Corp.	117	1,756
Trustco Bank Corp., New York	350	2,975
United Financial Bancorp, Inc. New	189	3,181
Walker & Dunlop, Inc.	91	4,812
Washington Federal, Inc.	255	8,160
WMI Holdings Corp. (a)	29	40
WSFS Financial Corp.	73	3,442
		128,844

TOTAL FINANCIALS		11,217,126

HEALTH CARE - 14.5%
Biotechnology - 3.0%
AbbVie, Inc.	4,367	413,031
Abeona Therapeutics, Inc. (a)	76	973
ACADIA Pharmaceuticals, Inc. (a)	285	5,917
Acceleron Pharma, Inc. (a)	113	6,467
Achaogen, Inc. (a)	23	92
Achillion Pharmaceuticals, Inc. (a)	391	1,439
Acorda Therapeutics, Inc. (a)	113	2,220
Adamas Pharmaceuticals, Inc. (a)	42	841
Aduro Biotech, Inc. (a)	82	603
Agenus, Inc. (a)	209	447
Agios Pharmaceuticals, Inc. (a)	136	10,488
Aimmune Therapeutics, Inc. (a)	49	1,337
Akebia Therapeutics, Inc. (a)	111	980
Alder Biopharmaceuticals, Inc. (a)	169	2,814
Alexion Pharmaceuticals, Inc. (a)	615	85,491
Alkermes PLC (a)	440	18,674
Alnylam Pharmaceuticals, Inc. (a)	227	19,867
AMAG Pharmaceuticals, Inc. (a)	74	1,480
Amgen, Inc.	1,991	412,714
Amicus Therapeutics, Inc. (a)	427	5,162
AnaptysBio, Inc. (a)	35	3,492
Anavex Life Sciences Corp. (a)	36	98
Apellis Pharmaceuticals, Inc. (a)	32	569
Ardelyx, Inc. (a)	92	400
Arena Pharmaceuticals, Inc. (a)	117	5,384
Array BioPharma, Inc. (a)	529	8,041
Arrowhead Pharmaceuticals, Inc. (a)(b)	248	4,754
Atara Biotherapeutics, Inc. (a)	79	3,267
Athersys, Inc. (a)	195	410
Audentes Therapeutics, Inc. (a)	64	2,534
AVEO Pharmaceuticals, Inc. (a)	235	778
Bellicum Pharmaceuticals, Inc. (a)	72	444
BioCryst Pharmaceuticals, Inc. (a)	242	1,846
Biogen, Inc. (a)	579	204,566
Biohaven Pharmaceutical Holding Co. Ltd. (a)	25	939
BioMarin Pharmaceutical, Inc. (a)	480	46,546
bluebird bio, Inc. (a)	137	20,002
Blueprint Medicines Corp. (a)	101	7,884
Calithera Biosciences, Inc. (a)	28	147
Cara Therapeutics, Inc. (a)	65	1,557
Catalyst Pharmaceutical Partners, Inc. (a)	226	854
Celgene Corp. (a)	2,163	193,567
Clovis Oncology, Inc. (a)	123	3,613
Coherus BioSciences, Inc. (a)	143	2,360
Conatus Pharmaceuticals, Inc. (a)	30	174
Concert Pharmaceuticals, Inc. (a)	22	326
Corbus Pharmaceuticals Holdings, Inc. (a)	114	861
Cue Biopharma, Inc. (a)	12	109
Cytokinetics, Inc. (a)	123	1,212
CytomX Therapeutics, Inc. (a)	74	1,369
Deciphera Pharmaceuticals, Inc. (a)	10	387
Denali Therapeutics, Inc. (a)	24	522
Dynavax Technologies Corp. (a)	148	1,835
Eagle Pharmaceuticals, Inc. (a)	18	1,248
Editas Medicine, Inc. (a)	108	3,437
Emergent BioSolutions, Inc. (a)	87	5,727
Enanta Pharmaceuticals, Inc. (a)	35	2,991
Epizyme, Inc. (a)	107	1,134
Esperion Therapeutics, Inc. (a)	52	2,307
Exact Sciences Corp. (a)	325	25,649
Exelixis, Inc. (a)	789	13,981
FibroGen, Inc. (a)	234	14,216
Five Prime Therapeutics, Inc. (a)	79	1,100
Flexion Therapeutics, Inc. (a)	89	1,665
Genomic Health, Inc. (a)	51	3,581
Geron Corp. (a)(b)	353	621
Gilead Sciences, Inc.	3,585	276,798
Global Blood Therapeutics, Inc. (a)	116	4,408
GlycoMimetics, Inc. (a)	60	864
Halozyme Therapeutics, Inc. (a)	402	7,304
Heron Therapeutics, Inc. (a)	149	4,716
Idera Pharmaceuticals, Inc. (a)	33	294
Immune Design Corp. (a)	34	117
ImmunoGen, Inc. (a)	251	2,377
Immunomedics, Inc. (a)	310	6,457
Incyte Corp. (a)	478	33,020
Inovio Pharmaceuticals, Inc. (a)	172	956
Insmed, Inc. (a)	225	4,550
Insys Therapeutics, Inc. (a)	24	242
Intellia Therapeutics, Inc. (a)	41	1,173
Intercept Pharmaceuticals, Inc. (a)	46	5,813
Intrexon Corp. (a)	172	2,962
Invitae Corp. (a)	75	1,255
Ionis Pharmaceuticals, Inc. (a)	344	17,744
Iovance Biotherapeutics, Inc. (a)	194	2,183
Ironwood Pharmaceuticals, Inc. Class A (a)	400	7,384
Kadmon Holdings, Inc. (a)	191	638
Karyopharm Therapeutics, Inc. (a)	73	1,243
Keryx Biopharmaceuticals, Inc. (a)	260	884
Kura Oncology, Inc. (a)	41	718
La Jolla Pharmaceutical Co. (a)	28	564
Lexicon Pharmaceuticals, Inc. (a)	122	1,302
Ligand Pharmaceuticals, Inc. Class B (a)	62	17,018
Loxo Oncology, Inc. (a)	61	10,421
Macrogenics, Inc. (a)	69	1,479
MannKind Corp. (a)	77	141
MiMedx Group, Inc. (a)	265	1,638
Minerva Neurosciences, Inc. (a)	75	941
Mirati Therapeutics, Inc. (a)	79	3,721
Momenta Pharmaceuticals, Inc. (a)	195	5,129
Myriad Genetics, Inc. (a)	198	9,108
Natera, Inc. (a)	81	1,939
Neurocrine Biosciences, Inc. (a)	247	30,369
NewLink Genetics Corp. (a)	29	69
Novavax, Inc. (a)(b)	931	1,750
Opko Health, Inc. (a)(b)	919	3,180
Organovo Holdings, Inc. (a)	104	120
PDL BioPharma, Inc. (a)	326	857
Portola Pharmaceuticals, Inc. (a)(b)	188	5,006
Progenics Pharmaceuticals, Inc. (a)	164	1,028
Prothena Corp. PLC (a)	94	1,230
PTC Therapeutics, Inc. (a)	100	4,700
Puma Biotechnology, Inc. (a)	91	4,172
Radius Health, Inc. (a)	91	1,620
Regeneron Pharmaceuticals, Inc. (a)	212	85,656
REGENXBIO, Inc. (a)	75	5,663
Repligen Corp. (a)	91	5,047
Retrophin, Inc. (a)	99	2,844
Rigel Pharmaceuticals, Inc. (a)	366	1,175
Sage Therapeutics, Inc. (a)	113	15,961
Sangamo Therapeutics, Inc. (a)	248	4,204
Sarepta Therapeutics, Inc. (a)	166	26,811
Savara, Inc. (a)	52	580
Seattle Genetics, Inc. (a)	291	22,442
Seres Therapeutics, Inc. (a)	21	159
Solid Biosciences, Inc. (a)	11	519
Sorrento Therapeutics, Inc. (a)	163	717
Spark Therapeutics, Inc. (a)	99	5,400
Spectrum Pharmaceuticals, Inc. (a)	232	3,898
Stemline Therapeutics, Inc. (a)	59	979
Syndax Pharmaceuticals, Inc. (a)	19	154
Synergy Pharmaceuticals, Inc. (a)(b)	622	1,057
Syros Pharmaceuticals, Inc. (a)	50	596
TESARO, Inc. (a)	113	4,408
TG Therapeutics, Inc. (a)	141	790
Ultragenyx Pharmaceutical, Inc. (a)	125	9,543
United Therapeutics Corp. (a)	122	15,601
Vanda Pharmaceuticals, Inc. (a)	117	2,685
Verastem, Inc. (a)	88	638
Vericel Corp. (a)	87	1,231
Vertex Pharmaceuticals, Inc. (a)	694	133,762
Voyager Therapeutics, Inc. (a)	47	889
Xencor, Inc. (a)	115	4,482
ZIOPHARM Oncology, Inc. (a)	317	1,014
		2,440,048
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	4,759	349,120
Abiomed, Inc. (a)	115	51,721
Accuray, Inc. (a)	180	810
Align Technology, Inc. (a)	198	77,462
Angiodynamics, Inc. (a)	78	1,696
Anika Therapeutics, Inc. (a)	35	1,476
Antares Pharma, Inc. (a)	336	1,129
Atricure, Inc. (a)	82	2,872
Atrion Corp.	4	2,779
Avanos Medical, Inc. (a)	133	9,111
AxoGen, Inc. (a)	67	2,469
Baxter International, Inc.	1,369	105,536
Becton, Dickinson & Co.	722	188,442
Boston Scientific Corp. (a)	3,758	144,683
Cantel Medical Corp.	98	9,022
Cardiovascular Systems, Inc. (a)	83	3,249
Cerus Corp. (a)	268	1,932
CONMED Corp.	65	5,149
Cryolife, Inc. (a)	76	2,675
Cutera, Inc. (a)	34	1,107
Danaher Corp.	1,672	181,680
Dentsply Sirona, Inc.	638	24,078
DexCom, Inc. (a)	235	33,614
Edwards Lifesciences Corp. (a)	580	100,978
Endologix, Inc. (a)	131	250
Genmark Diagnostics, Inc. (a)	115	845
Glaukos Corp. (a)	89	5,776
Globus Medical, Inc. (a)	218	12,374
Haemonetics Corp. (a)	147	16,843
Heska Corp. (a)	16	1,813
Hill-Rom Holdings, Inc.	190	17,936
Hologic, Inc. (a)	747	30,612
ICU Medical, Inc. (a)	45	12,724
IDEXX Laboratories, Inc. (a)	240	59,918
Inogen, Inc. (a)	48	11,718
Insulet Corp. (a)	161	17,058
Integer Holdings Corp. (a)	80	6,636
Integra LifeSciences Holdings Corp. (a)	178	11,725
Intuitive Surgical, Inc. (a)	307	176,218
Invacare Corp.	75	1,091
iRhythm Technologies, Inc. (a)	48	4,544
K2M Group Holdings, Inc. (a)	98	2,682
Lantheus Holdings, Inc. (a)	73	1,091
LeMaitre Vascular, Inc.	35	1,356
LivaNova PLC (a)	117	14,504
Masimo Corp. (a)	132	16,439
Medtronic PLC	3,695	363,477
Meridian Bioscience, Inc.	72	1,073
Merit Medical Systems, Inc. (a)	143	8,787
Natus Medical, Inc. (a)	75	2,674
Neogen Corp. (a)	155	11,087
Nevro Corp. (a)	81	4,617
NuVasive, Inc. (a)	141	10,008
NxStage Medical, Inc. (a)	160	4,462
OraSure Technologies, Inc. (a)	136	2,101
Orthofix International NV (a)	47	2,717
Penumbra, Inc. (a)	83	12,425
Quidel Corp. (a)	78	5,083
ResMed, Inc.	390	44,983
Rockwell Medical Technologies, Inc. (a)	111	468
Sientra, Inc. (a)	27	645
Staar Surgical Co. (a)	65	3,120
Steris PLC	227	25,969
Stryker Corp.	880	156,358
Tactile Systems Technology, Inc. (a)	34	2,416
Teleflex, Inc.	123	32,729
The Cooper Companies, Inc.	132	36,584
Varex Imaging Corp. (a)	112	3,210
Varian Medical Systems, Inc. (a)	254	28,430
ViewRay, Inc. (a)	56	524
West Pharmaceutical Services, Inc.	202	24,941
Wright Medical Group NV (a)	293	8,503
Zimmer Biomet Holdings, Inc.	555	72,966
		2,597,300
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	231	8,131
Aetna, Inc.	888	180,131
Amedisys, Inc. (a)	79	9,872
American Renal Associates Holdings, Inc. (a)	30	650
AmerisourceBergen Corp.	445	41,038
AMN Healthcare Services, Inc. (a)	134	7,330
Anthem, Inc.	701	192,109
BioScrip, Inc. (a)	467	1,448
BioTelemetry, Inc. (a)	90	5,801
Brookdale Senior Living, Inc. (a)	552	5,426
Capital Senior Living Corp. (a)	83	784
Cardinal Health, Inc.	865	46,710
Centene Corp. (a)	471	68,191
Chemed Corp.	63	20,134
Cigna Corp.	675	140,569
Community Health Systems, Inc. (a)	276	955
Corvel Corp. (a)	13	783
Cross Country Healthcare, Inc. (a)	89	777
CVS Health Corp.	2,773	218,291
DaVita HealthCare Partners, Inc. (a)	421	30,156
Diplomat Pharmacy, Inc. (a)	129	2,504
Envision Healthcare Corp. (a)	323	14,771
Express Scripts Holding Co. (a)	1,550	147,266
G1 Therapeutics, Inc. (a)	13	680
HCA Holdings, Inc.	776	107,957
HealthEquity, Inc. (a)	141	13,312
HealthSouth Corp.	271	21,124
Henry Schein, Inc. (a)	426	36,223
Humana, Inc.	390	132,023
Laboratory Corp. of America Holdings (a)	280	48,630
LHC Group, Inc. (a)	37	3,811
LifePoint Hospitals, Inc. (a)	114	7,342
Magellan Health Services, Inc. (a)	62	4,467
McKesson Corp.	572	75,876
MEDNAX, Inc. (a)	259	12,085
Molina Healthcare, Inc. (a)	118	17,547
National Healthcare Corp.	17	1,281
National Vision Holdings, Inc.	36	1,625
OptiNose, Inc.	8	99
Owens & Minor, Inc.	155	2,561
Patterson Companies, Inc.	241	5,892
Premier, Inc. (a)	149	6,821
Providence Service Corp. (a)	26	1,749
Quest Diagnostics, Inc.	374	40,358
RadNet, Inc. (a)	69	1,038
Select Medical Holdings Corp. (a)	320	5,888
Surgery Partners, Inc. (a)	49	809
Tenet Healthcare Corp. (a)	228	6,489
The Ensign Group, Inc.	141	5,347
Tivity Health, Inc. (a)	75	2,411
Triple-S Management Corp. (a)	48	907
U.S. Physical Therapy, Inc.	33	3,914
UnitedHealth Group, Inc.	2,647	704,208
Universal Health Services, Inc. Class B	242	30,937
Wellcare Health Plans, Inc. (a)	120	38,459
		2,485,697
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	458	6,527
athenahealth, Inc. (a)	109	14,562
Castlight Health, Inc. Class B (a)	140	378
Cerner Corp. (a)	867	55,843
Computer Programs & Systems, Inc.	25	671
Evolent Health, Inc. (a)	180	5,112
HealthStream, Inc.	50	1,551
HMS Holdings Corp. (a)	241	7,907
Inovalon Holdings, Inc. Class A (a)	133	1,337
Medidata Solutions, Inc. (a)	163	11,950
Nextgen Healthcare, Inc. (a)	201	4,036
Omnicell, Inc. (a)	95	6,831
Tabula Rasa HealthCare, Inc. (a)	30	2,436
Teladoc Health, Inc. (a)	143	12,348
Veeva Systems, Inc. Class A (a)	308	33,532
Vocera Communications, Inc. (a)	99	3,621
		168,642
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)	76	1,744
Agilent Technologies, Inc.	884	62,357
Bio-Rad Laboratories, Inc. Class A (a)	56	17,527
Bio-Techne Corp.	102	20,819
Bruker Corp.	280	9,366
Cambrex Corp. (a)	83	5,677
Charles River Laboratories International, Inc. (a)	136	18,297
Codexis, Inc. (a)	118	2,024
Enzo Biochem, Inc. (a)	34	140
Fluidigm Corp. (a)	29	217
Illumina, Inc. (a)	400	146,824
Luminex Corp.	124	3,758
Medpace Holdings, Inc. (a)	31	1,857
Mettler-Toledo International, Inc. (a)	69	42,020
Nanostring Technologies, Inc. (a)	29	517
NeoGenomics, Inc. (a)	155	2,379
Pacific Biosciences of California, Inc. (a)	224	1,212
PerkinElmer, Inc.	321	31,224
PRA Health Sciences, Inc. (a)	136	14,986
Quintiles Transnational Holdings, Inc. (a)	399	51,766
Syneos Health, Inc. (a)	167	8,609
Thermo Fisher Scientific, Inc.	1,095	267,268
Waters Corp. (a)	218	42,440
		753,028
Pharmaceuticals - 4.2%
Aclaris Therapeutics, Inc. (a)	80	1,162
Aerie Pharmaceuticals, Inc. (a)	107	6,586
Akcea Therapeutics, Inc. (a)	36	1,261
Akorn, Inc. (a)	279	3,621
Allergan PLC	912	173,718
Amneal Pharmaceuticals, Inc. (a)	215	4,771
Amphastar Pharmaceuticals, Inc. (a)	108	2,078
ANI Pharmaceuticals, Inc. (a)	16	905
Aratana Therapeutics, Inc. (a)	33	193
Assembly Biosciences, Inc. (a)	33	1,226
Assertio Therapeutics, Inc. (a)	157	923
Biodelivery Sciences International, Inc. (a)	52	146
Bristol-Myers Squibb Co.	4,483	278,305
Catalent, Inc. (a)	383	17,446
Collegium Pharmaceutical, Inc. (a)	55	811
Corcept Therapeutics, Inc. (a)	284	3,982
Corium International, Inc. (a)	65	618
CymaBay Therapeutics, Inc. (a)	145	1,607
Dermira, Inc. (a)	61	665
Eli Lilly & Co.	2,654	284,801
Endo International PLC (a)	559	9,408
Horizon Pharma PLC (a)	478	9,359
Innoviva, Inc. (a)	190	2,896
Intersect ENT, Inc. (a)	60	1,725
Intra-Cellular Therapies, Inc. (a)	112	2,430
Jazz Pharmaceuticals PLC (a)	161	27,069
Johnson & Johnson	7,351	1,015,688
Lannett Co., Inc. (a)	42	200
Mallinckrodt PLC (a)	268	7,855
Melinta Therapeutics, Inc. (a)	20	79
Merck & Co., Inc.	7,485	530,986
Mylan NV (a)	1,458	53,363
MyoKardia, Inc. (a)	50	3,260
Nektar Therapeutics (a)	427	26,030
Neos Therapeutics, Inc. (a)	116	563
Ocular Therapeutix, Inc. (a)	22	151
Omeros Corp. (a)(b)	106	2,587
Pacira Pharmaceuticals, Inc. (a)	114	5,603
Paratek Pharmaceuticals, Inc. (a)	65	631
Perrigo Co. PLC	363	25,700
Pfizer, Inc.	16,304	718,517
Phibro Animal Health Corp. Class A	39	1,673
Prestige Brands Holdings, Inc. (a)	165	6,252
Reata Pharmaceuticals, Inc. (a)	28	2,289
Revance Therapeutics, Inc. (a)	72	1,789
Rhythm Pharmaceuticals, Inc.	20	583
Supernus Pharmaceuticals, Inc. (a)	146	7,351
Teligent, Inc. (a)	40	158
Tetraphase Pharmaceuticals, Inc. (a)	39	108
The Medicines Company (a)(b)	165	4,935
TherapeuticsMD, Inc. (a)(b)	444	2,913
Theravance Biopharma, Inc. (a)	99	3,234
WAVE Life Sciences (a)	35	1,750
Zoetis, Inc. Class A	1,340	122,690
Zogenix, Inc. (a)	99	4,910
Zynerba Pharmaceuticals, Inc. (a)	12	98
		3,389,658

TOTAL HEALTH CARE		11,834,373

INDUSTRIALS - 10.5%
Aerospace & Defense - 2.6%
AAR Corp.	93	4,454
Aerojet Rocketdyne Holdings, Inc. (a)	192	6,526
AeroVironment, Inc. (a)	55	6,169
Arconic, Inc.	1,150	25,312
Astronics Corp. (a)	44	1,914
Axon Enterprise, Inc. (a)	147	10,059
BWX Technologies, Inc.	275	17,199
Cubic Corp.	60	4,383
Curtiss-Wright Corp.	127	17,452
Ducommun, Inc. (a)	29	1,184
Engility Holdings, Inc. (a)	42	1,512
Esterline Technologies Corp. (a)	66	6,003
General Dynamics Corp.	757	154,973
Harris Corp.	326	55,162
HEICO Corp.	86	7,964
HEICO Corp. Class A	227	17,139
Hexcel Corp.	236	15,824
Huntington Ingalls Industries, Inc.	122	31,242
KEYW Holding Corp. (a)	113	979
KLX, Inc. (a)	128	8,036
Kratos Defense & Security Solutions, Inc. (a)	231	3,414
L3 Technologies, Inc.	213	45,288
Lockheed Martin Corp.	681	235,599
Mercury Systems, Inc. (a)	137	7,579
Moog, Inc. Class A	94	8,081
National Presto Industries, Inc.	11	1,426
Northrop Grumman Corp.	476	151,068
Raytheon Co.	788	162,848
Rockwell Collins, Inc.	432	60,683
Sparton Corp. (a)	8	115
Spirit AeroSystems Holdings, Inc. Class A	318	29,151
Teledyne Technologies, Inc. (a)	98	24,175
Textron, Inc.	716	51,173
The Boeing Co.	1,530	569,007
TransDigm Group, Inc.	132	49,144
Triumph Group, Inc.	121	2,819
United Technologies Corp.	2,024	282,975
Vectrus, Inc. (a)	22	686
Wesco Aircraft Holdings, Inc. (a)	164	1,845
		2,080,562
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	128	2,748
Atlas Air Worldwide Holdings, Inc. (a)	61	3,889
C.H. Robinson Worldwide, Inc.	381	37,308
Echo Global Logistics, Inc. (a)	68	2,105
Expeditors International of Washington, Inc.	487	35,809
FedEx Corp.	674	162,292
Forward Air Corp.	112	8,030
Hub Group, Inc. Class A (a)	88	4,013
United Parcel Service, Inc. Class B	1,876	219,023
XPO Logistics, Inc. (a)	274	31,283
		506,500
Airlines - 0.5%
Alaska Air Group, Inc.	338	23,275
Allegiant Travel Co.	33	4,184
American Airlines Group, Inc.	1,172	48,439
Delta Air Lines, Inc.	1,792	103,631
Hawaiian Holdings, Inc.	148	5,935
JetBlue Airways Corp. (a)	865	16,746
SkyWest, Inc.	133	7,834
Southwest Airlines Co.	1,493	93,238
Spirit Airlines, Inc. (a)	200	9,394
United Continental Holdings, Inc. (a)	688	61,273
		373,949
Building Products - 0.4%
A.O. Smith Corp.	396	21,135
AAON, Inc.	116	4,385
Advanced Drain Systems, Inc. Del	117	3,615
Allegion PLC	256	23,186
American Woodmark Corp. (a)	35	2,746
Apogee Enterprises, Inc.	82	3,388
Armstrong World Industries, Inc. (a)	146	10,162
Builders FirstSource, Inc. (a)	337	4,947
Continental Building Products, Inc. (a)	86	3,229
COVIA Corp. (a)	45	404
CSW Industrials, Inc. (a)	30	1,611
Fortune Brands Home & Security, Inc.	429	22,462
GCP Applied Technologies, Inc. (a)	220	5,841
Gibraltar Industries, Inc. (a)	93	4,241
GMS, Inc. (a)	80	1,856
Griffon Corp.	68	1,098
Insteel Industries, Inc.	40	1,435
Jeld-Wen Holding, Inc. (a)	200	4,932
Johnson Controls International PLC	2,544	89,040
Lennox International, Inc.	109	23,806
Masco Corp.	879	32,171
Masonite International Corp. (a)	73	4,679
NCI Building Systems, Inc. (a)	109	1,651
Owens Corning	303	16,444
Patrick Industries, Inc. (a)	64	3,789
PGT, Inc. (a)	124	2,678
Quanex Building Products Corp.	84	1,529
Simpson Manufacturing Co. Ltd.	118	8,550
Trex Co., Inc. (a)	160	12,317
Universal Forest Products, Inc.	156	5,511
USG Corp. (a)	242	10,481
		333,319
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	143	4,612
ACCO Brands Corp.	251	2,836
ADS Waste Holdings, Inc. (a)	77	2,085
Brady Corp. Class A	194	8,488
Casella Waste Systems, Inc. Class A (a)	93	2,889
CECO Environmental Corp.	84	662
Cintas Corp.	236	46,683
Clean Harbors, Inc. (a)	144	10,308
Copart, Inc. (a)	539	27,775
Covanta Holding Corp.	447	7,264
Deluxe Corp.	121	6,890
Ennis, Inc.	73	1,493
Essendant, Inc.	84	1,077
Evoqua Water Technologies Corp. (a)	71	1,262
Healthcare Services Group, Inc.	190	7,718
Heritage-Crystal Clean, Inc. (a)	28	598
Herman Miller, Inc.	173	6,643
HNI Corp.	126	5,574
Interface, Inc.	150	3,503
KAR Auction Services, Inc.	385	22,981
Kimball International, Inc. Class B	65	1,089
Knoll, Inc.	129	3,025
LSC Communications, Inc.	90	995
Matthews International Corp. Class A	75	3,761
McGrath RentCorp.	55	2,996
Mobile Mini, Inc.	113	4,955
Msa Safety, Inc.	85	9,047
Multi-Color Corp.	36	2,241
PICO Holdings, Inc.	76	954
Pitney Bowes, Inc.	522	3,696
Quad/Graphics, Inc.	74	1,542
R.R. Donnelley & Sons Co.	186	1,004
Republic Services, Inc.	619	44,977
Rollins, Inc.	258	15,658
SP Plus Corp. (a)	47	1,716
Steelcase, Inc. Class A	268	4,958
Stericycle, Inc. (a)	230	13,496
Team, Inc. (a)	90	2,025
Tetra Tech, Inc.	156	10,655
The Brink's Co.	140	9,765
U.S. Ecology, Inc.	69	5,089
UniFirst Corp.	37	6,425
Viad Corp.	39	2,311
VSE Corp.	52	1,723
Waste Management, Inc.	1,089	98,402
		423,846
Construction & Engineering - 0.2%
AECOM (a)	445	14,534
Aegion Corp. (a)	68	1,726
Argan, Inc.	29	1,247
Comfort Systems U.S.A., Inc.	106	5,978
Dycom Industries, Inc. (a)	87	7,360
EMCOR Group, Inc.	163	12,243
Fluor Corp.	381	22,136
Granite Construction, Inc.	116	5,301
Great Lakes Dredge & Dock Corp. (a)	162	1,004
Jacobs Engineering Group, Inc.	330	25,245
KBR, Inc.	396	8,367
Keane Group, Inc. (a)	479	5,925
MasTec, Inc. (a)	192	8,573
MYR Group, Inc. (a)	40	1,306
NV5 Holdings, Inc. (a)	19	1,647
Primoris Services Corp.	83	2,060
Quanta Services, Inc. (a)	410	13,686
Sterling Construction Co., Inc. (a)	54	773
Tutor Perini Corp. (a)	113	2,124
Valmont Industries, Inc.	58	8,033
		149,268
Electrical Equipment - 0.7%
Acuity Brands, Inc.	117	18,392
AMETEK, Inc.	636	50,320
AZZ, Inc.	62	3,131
Eaton Corp. PLC	1,208	104,770
Emerson Electric Co.	1,758	134,628
Encore Wire Corp.	46	2,305
Energous Corp. (a)	47	476
EnerSys	119	10,368
Fortive Corp.	830	69,886
Generac Holdings, Inc. (a)	170	9,590
Hubbell, Inc. Class B	155	20,703
Plug Power, Inc. (a)	510	979
Powell Industries, Inc.	24	870
Regal Beloit Corp.	135	11,131
Rockwell Automation, Inc.	353	66,195
Sensata Technologies, Inc. PLC (a)	468	23,189
Sunrun, Inc. (a)	153	1,903
Thermon Group Holdings, Inc. (a)	69	1,779
TPI Composites, Inc. (a)	34	971
Vivint Solar, Inc. (a)	30	156
		531,742
Industrial Conglomerates - 1.3%
3M Co.	1,632	343,879
Carlisle Companies, Inc.	172	20,950
General Electric Co.	23,743	268,058
Honeywell International, Inc.	2,082	346,445
ITT, Inc.	243	14,886
Raven Industries, Inc.	102	4,667
Roper Technologies, Inc.	281	83,235
		1,082,120
Machinery - 1.8%
Actuant Corp. Class A	168	4,687
AGCO Corp.	170	10,334
Alamo Group, Inc.	23	2,107
Albany International Corp. Class A	73	5,804
Allison Transmission Holdings, Inc.	362	18,828
Altra Industrial Motion Corp.	65	2,685
American Railcar Industries, Inc.	8	369
Apergy Corp. (a)	217	9,453
Astec Industries, Inc.	54	2,722
Barnes Group, Inc.	136	9,660
Briggs & Stratton Corp.	96	1,846
Cactus, Inc. (a)	59	2,259
Caterpillar, Inc.	1,628	248,254
Chart Industries, Inc. (a)	89	6,971
CIRCOR International, Inc.	46	2,185
Colfax Corp. (a)	300	10,818
Columbus McKinnon Corp. (NY Shares)	55	2,175
Commercial Vehicle Group, Inc. (a)	67	614
Crane Co.	136	13,376
Cummins, Inc.	429	62,664
Deere & Co.	876	131,689
Donaldson Co., Inc.	348	20,274
Douglas Dynamics, Inc.	70	3,073
Dover Corp.	426	37,714
Energy Recovery, Inc. (a)	75	671
EnPro Industries, Inc.	55	4,011
ESCO Technologies, Inc.	61	4,151
Federal Signal Corp.	173	4,633
Flowserve Corp.	360	19,688
Franklin Electric Co., Inc.	164	7,749
FreightCar America, Inc. (a)	12	193
Gardner Denver Holdings, Inc. (a)	179	5,073
Global Brass & Copper Holdings, Inc.	60	2,214
Gorman-Rupp Co.	38	1,387
Graco, Inc.	460	21,316
Greenbrier Companies, Inc.	82	4,928
Harsco Corp. (a)	202	5,767
Hillenbrand, Inc.	163	8,525
Hyster-Yale Materials Handling Class A	16	984
IDEX Corp.	204	30,735
Illinois Tool Works, Inc.	843	118,964
Ingersoll-Rand PLC	682	69,769
John Bean Technologies Corp.	86	10,260
Kadant, Inc.	35	3,775
Kennametal, Inc.	237	10,324
Lincoln Electric Holdings, Inc.	187	17,473
Lindsay Corp.	36	3,609
Lydall, Inc. (a)	57	2,457
Manitowoc Co., Inc. (a)	87	2,087
Meritor, Inc. (a)	225	4,356
Middleby Corp. (a)	155	20,049
Milacron Holdings Corp. (a)	126	2,552
Mueller Industries, Inc.	174	5,043
Mueller Water Products, Inc. Class A	444	5,110
Navistar International Corp. New (a)	181	6,969
NN, Inc.	65	1,014
Nordson Corp.	138	19,168
Oshkosh Corp.	211	15,032
PACCAR, Inc.	966	65,872
Parker Hannifin Corp.	365	67,134
Pentair PLC	458	19,854
ProPetro Holding Corp. (a)	137	2,259
Proto Labs, Inc. (a)	70	11,323
RBC Bearings, Inc. (a)	66	9,924
Rexnord Corp. (a)	258	7,946
Snap-On, Inc.	153	28,091
Spartan Motors, Inc.	75	1,106
SPX Corp. (a)	91	3,031
SPX Flow, Inc. (a)	123	6,396
Standex International Corp.	34	3,545
Stanley Black & Decker, Inc.	422	61,798
Sun Hydraulics Corp.	86	4,711
Tennant Co.	56	4,253
Terex Corp.	240	9,578
Timken Co.	173	8,624
Titan International, Inc.	190	1,410
Toro Co.	287	17,211
TriMas Corp. (a)	120	3,648
Trinity Industries, Inc.	424	15,535
Wabash National Corp.	234	4,266
WABCO Holdings, Inc. (a)	138	16,276
Wabtec Corp.	229	24,018
Watts Water Technologies, Inc. Class A	66	5,478
Woodward, Inc.	158	12,776
Xylem, Inc.	493	39,376
		1,506,036
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	26	146
Kirby Corp. (a)	148	12,173
Matson, Inc.	128	5,074
		17,393
Professional Services - 0.5%
Acacia Research Corp. (a)	48	154
Asgn, Inc. (a)	136	10,734
Barrett Business Services, Inc.	16	1,068
CBIZ, Inc. (a)	166	3,934
CoStar Group, Inc. (a)	97	40,821
CRA International, Inc.	147	7,382
Dun & Bradstreet Corp.	99	14,108
Equifax, Inc.	329	42,958
Exponent, Inc.	125	6,700
Forrester Research, Inc.	23	1,056
FTI Consulting, Inc. (a)	108	7,905
Heidrick & Struggles International, Inc.	51	1,726
Huron Consulting Group, Inc. (a)	53	2,618
ICF International, Inc.	44	3,320
IHS Markit Ltd. (a)	991	53,474
InnerWorkings, Inc. (a)	115	911
Insperity, Inc.	103	12,149
Kelly Services, Inc. Class A (non-vtg.)	61	1,466
Kforce, Inc.	67	2,519
Korn/Ferry International	160	7,878
Manpower, Inc.	188	16,160
MISTRAS Group, Inc. (a)	50	1,084
Navigant Consulting, Inc.	107	2,467
Nielsen Holdings PLC	909	25,143
Resources Connection, Inc.	71	1,179
Robert Half International, Inc.	347	24,422
TransUnion Holding Co., Inc.	402	29,579
TriNet Group, Inc. (a)	102	5,745
TrueBlue, Inc. (a)	83	2,162
Verisk Analytics, Inc. (a)	423	50,993
WageWorks, Inc. (a)	115	4,916
Willdan Group, Inc. (a)	18	611
		387,342
Road & Rail - 1.0%
AMERCO	18	6,420
ArcBest Corp.	71	3,447
Avis Budget Group, Inc. (a)	199	6,396
Covenant Transport Group, Inc. Class A (a)	46	1,337
CSX Corp.	2,434	180,238
Daseke, Inc. (a)	83	666
Genesee& Wyoming, Inc. Class A (a)	185	16,833
Heartland Express, Inc.	124	2,447
J.B. Hunt Transport Services, Inc.	230	27,356
Kansas City Southern	283	32,058
Knight-Swift Transportation Holdings, Inc. Class A	351	12,102
Landstar System, Inc.	125	15,250
Marten Transport Ltd.	127	2,673
Norfolk Southern Corp.	779	140,610
Old Dominion Freight Lines, Inc.	187	30,156
Ryder System, Inc.	148	10,814
Saia, Inc. (a)	73	5,581
Schneider National, Inc. Class B	82	2,048
Union Pacific Corp.	2,143	348,945
Werner Enterprises, Inc.	127	4,489
YRC Worldwide, Inc. (a)	53	476
		850,342
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	268	12,296
Aircastle Ltd.	130	2,848
Applied Industrial Technologies, Inc.	112	8,764
Beacon Roofing Supply, Inc. (a)	177	6,406
BMC Stock Holdings, Inc. (a)	148	2,760
CAI International, Inc. (a)	38	869
DXP Enterprises, Inc. (a)	32	1,282
Fastenal Co.	789	45,778
GATX Corp.	108	9,352
H&E Equipment Services, Inc.	71	2,682
HD Supply Holdings, Inc. (a)	515	22,037
Herc Holdings, Inc. (a)	86	4,403
Kaman Corp.	102	6,812
MRC Global, Inc. (a)	237	4,448
MSC Industrial Direct Co., Inc. Class A	128	11,278
Nexeo Solutions, Inc. (a)	170	2,083
Now, Inc. (a)	308	5,097
Rush Enterprises, Inc. Class A	67	2,634
SiteOne Landscape Supply, Inc. (a)	112	8,438
Systemax, Inc.	33	1,087
Textainer Group Holdings Ltd. (a)	61	781
Titan Machinery, Inc. (a)	38	588
Triton International Ltd.	136	4,525
United Rentals, Inc. (a)	233	38,119
Univar, Inc. (a)	329	10,087
Veritiv Corp. (a)	26	946
W.W. Grainger, Inc.	142	50,752
Watsco, Inc.	89	15,851
WESCO International, Inc. (a)	138	8,480
		291,483
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	227	10,472

TOTAL INDUSTRIALS		8,544,374

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 1.2%
ADTRAN, Inc.	135	2,383
Applied Optoelectronics, Inc. (a)	47	1,159
Arista Networks, Inc. (a)	127	33,764
Arris International PLC (a)	503	13,073
CalAmp Corp. (a)	79	1,893
Calix Networks, Inc. (a)	130	1,053
Carvana Co. Class A (a)	37	2,186
Ciena Corp. (a)	401	12,527
Cisco Systems, Inc.	13,503	656,921
CommScope Holding Co., Inc. (a)	537	16,518
Comtech Telecommunications Corp.	58	2,104
EchoStar Holding Corp. Class A (a)	130	6,028
EMCORE Corp. (a)	28	133
Extreme Networks, Inc. (a)	294	1,611
F5 Networks, Inc. (a)	171	34,101
Finisar Corp. (a)	294	5,601
Harmonic, Inc. (a)	156	858
Infinera Corp. (a)	422	3,081
InterDigital, Inc.	100	8,000
Juniper Networks, Inc.	1,021	30,599
Lumentum Holdings, Inc. (a)	171	10,251
Motorola Solutions, Inc.	443	57,652
NETGEAR, Inc. (a)	90	5,657
NetScout Systems, Inc. (a)	255	6,439
Oclaro, Inc. (a)	490	4,381
Palo Alto Networks, Inc. (a)	252	56,766
Plantronics, Inc.	118	7,115
Quantenna Communications, Inc. (a)	41	756
Sonus Networks, Inc. (a)	94	642
Ubiquiti Networks, Inc.	71	7,019
ViaSat, Inc. (a)	153	9,784
Viavi Solutions, Inc. (a)	588	6,668
		1,006,723
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	835	78,507
Anixter International, Inc. (a)	73	5,132
Arrow Electronics, Inc. (a)	253	18,651
Avnet, Inc.	326	14,595
AVX Corp.	105	1,895
Badger Meter, Inc.	81	4,289
Belden, Inc.	118	8,426
Benchmark Electronics, Inc.	119	2,785
Cardtronics PLC (a)	134	4,240
Casa Systems, Inc. (a)	222	3,275
CDW Corp.	423	37,613
Cognex Corp.	469	26,180
Coherent, Inc. (a)	69	11,881
Control4 Corp. (a)	46	1,579
Corning, Inc.	2,383	84,120
CTS Corp.	72	2,470
Daktronics, Inc.	114	894
Dell Technologies, Inc. (a)	554	53,804
Dolby Laboratories, Inc. Class A	170	11,895
Electro Scientific Industries, Inc. (a)	71	1,239
ePlus, Inc. (a)	31	2,874
Fabrinet	103	4,765
FARO Technologies, Inc. (a)	50	3,218
Fitbit, Inc. (a)	405	2,167
FLIR Systems, Inc.	377	23,174
II-VI, Inc. (a)	154	7,284
Insight Enterprises, Inc. (a)	91	4,922
IPG Photonics Corp. (a)	102	15,919
Iteris, Inc. (a)	31	167
Itron, Inc. (a)	88	5,650
Jabil, Inc.	472	12,782
KEMET Corp. (a)	116	2,152
Keysight Technologies, Inc. (a)	511	33,869
Knowles Corp. (a)	231	3,839
Littelfuse, Inc.	68	13,457
Maxwell Technologies, Inc. (a)	27	94
Mesa Laboratories, Inc.	9	1,671
Methode Electronics, Inc. Class A	89	3,222
MTS Systems Corp.	38	2,081
National Instruments Corp.	289	13,967
Novanta, Inc. (a)	96	6,566
OSI Systems, Inc. (a)	47	3,587
Park Electrochemical Corp.	33	643
PC Mall, Inc. (a)	27	528
Plexus Corp. (a)	86	5,032
Rogers Corp. (a)	47	6,924
Sanmina Corp. (a)	204	5,630
ScanSource, Inc. (a)	63	2,514
SYNNEX Corp.	92	7,792
TE Connectivity Ltd.	964	84,765
Tech Data Corp. (a)	88	6,298
Trimble, Inc. (a)	681	29,596
TTM Technologies, Inc. (a)	266	4,232
Vishay Intertechnology, Inc.	383	7,794
Zebra Technologies Corp. Class A (a)	144	25,464
		728,109
Internet Software & Services - 4.4%
2U, Inc. (a)	147	11,053
Akamai Technologies, Inc. (a)	453	33,137
Alarm.com Holdings, Inc. (a)	60	3,444
Alphabet, Inc.:
Class A (a)	823	993,427
Class C (a)	818	976,258
ANGI Homeservices, Inc. Class A (a)(b)	118	2,771
AppFolio, Inc. (a)	24	1,882
Apptio, Inc. Class A (a)	53	1,959
Benefitfocus, Inc. (a)	57	2,306
BlackLine, Inc. (a)	88	4,969
Box, Inc. Class A (a)	347	8,297
Carbonite, Inc. (a)	59	2,103
Care.com, Inc. (a)	41	907
Cision Ltd. (a)	81	1,361
Cloudera, Inc. (a)	190	3,354
Cornerstone OnDemand, Inc. (a)	180	10,215
Coupa Software, Inc. (a)	76	6,012
eBay, Inc. (a)	2,667	88,064
Endurance International Group Holdings, Inc. (a)	182	1,602
Envestnet, Inc. (a)	112	6,826
Etsy, Inc. (a)	303	15,568
Facebook, Inc. Class A (a)	6,525	1,073,102
Five9, Inc. (a)	135	5,898
GoDaddy, Inc. (a)	295	24,600
Gogo, Inc. (a)	151	784
GrubHub, Inc. (a)	239	33,130
GTT Communications, Inc. (a)	80	3,472
Hortonworks, Inc. (a)	115	2,623
IAC/InterActiveCorp (a)	210	45,511
Instructure, Inc. (a)	56	1,982
Internap Network Services Corp. (a)	15	189
j2 Global, Inc.	143	11,848
Limelight Networks, Inc. (a)	203	1,019
LivePerson, Inc. (a)	170	4,412
LogMeIn, Inc.	146	13,009
Match Group, Inc. (a)	166	9,613
MeetMe, Inc. (a)	136	673
MINDBODY, Inc. (a)	86	3,496
MongoDB, Inc. Class A	20	1,631
New Relic, Inc. (a)	119	11,213
Nutanix, Inc. Class A (a)	148	6,323
Okta, Inc. (a)	114	8,021
Pandora Media, Inc. (a)	709	6,743
Q2 Holdings, Inc. (a)	81	4,905
QuinStreet, Inc. (a)	77	1,045
Quotient Technology, Inc. (a)	172	2,666
Shutterstock, Inc.	45	2,456
SPS Commerce, Inc. (a)	46	4,565
Stamps.com, Inc. (a)	47	10,631
The Trade Desk, Inc. (a)	56	8,451
TrueCar, Inc. (a)	194	2,735
Twilio, Inc. Class A (a)	187	16,134
Twitter, Inc. (a)	1,774	50,488
VeriSign, Inc. (a)	235	37,628
Web.com Group, Inc. (a)	153	4,269
XO Group, Inc. (a)	56	1,931
Yelp, Inc. (a)	212	10,430
Zillow Group, Inc.:
Class A (a)	145	6,409
Class C (a)	273	12,080
		3,621,630
IT Services - 4.5%
Accenture PLC Class A	1,681	286,106
Acxiom Holdings, Inc. (a)	216	10,673
Alliance Data Systems Corp.	131	30,937
Amdocs Ltd.	390	25,732
Automatic Data Processing, Inc.	1,207	181,847
Booz Allen Hamilton Holding Corp. Class A	394	19,554
Broadridge Financial Solutions, Inc.	315	41,564
CACI International, Inc. Class A (a)	72	13,259
Cass Information Systems, Inc.	18	1,172
Cognizant Technology Solutions Corp. Class A	1,614	124,520
Conduent, Inc. (a)	547	12,318
Convergys Corp.	255	6,054
CoreLogic, Inc. (a)	237	11,710
CSG Systems International, Inc.	83	3,332
DXC Technology Co.	780	72,946
EPAM Systems, Inc. (a)	137	18,865
Euronet Worldwide, Inc. (a)	143	14,331
Everi Holdings, Inc. (a)	154	1,412
EVERTEC, Inc.	149	3,591
ExlService Holdings, Inc. (a)	104	6,885
Fidelity National Information Services, Inc.	905	98,708
First Data Corp. Class A(a)	1,212	29,658
Fiserv, Inc. (a)	1,130	93,089
FleetCor Technologies, Inc. (a)	245	55,821
Gartner, Inc. (a)	251	39,784
Genpact Ltd.	446	13,652
Global Payments, Inc.	438	55,801
Hackett Group, Inc.	58	1,169
IBM Corp.	2,352	355,646
Jack Henry & Associates, Inc.	211	33,777
Leidos Holdings, Inc.	386	26,696
ManTech International Corp. Class A	75	4,748
MasterCard, Inc. Class A	2,537	564,762
Maximus, Inc.	176	11,451
MoneyGram International, Inc. (a)	23	123
NIC, Inc.	182	2,694
Paychex, Inc.	867	63,855
PayPal Holdings, Inc. (a)	3,090	271,426
Perficient, Inc. (a)	324	8,635
Perspecta, Inc.	400	10,288
Presidio, Inc.	78	1,190
Sabre Corp.	571	14,892
Science Applications International Corp.	120	9,672
Square, Inc. (a)	738	73,069
Sykes Enterprises, Inc. (a)	103	3,140
Syntel, Inc. (a)	109	4,467
Teradata Corp. (a)	337	12,708
The Western Union Co.	1,243	23,692
Total System Services, Inc.	451	44,532
Travelport Worldwide Ltd.	379	6,394
Ttec Holdings, Inc.	45	1,166
Unisys Corp. (a)	134	2,734
Virtusa Corp. (a)	82	4,404
Visa, Inc. Class A	4,948	742,645
WEX, Inc. (a)	108	21,682
Worldpay, Inc. (a)	814	82,434
		3,677,412
Semiconductors & Semiconductor Equipment - 3.6%
Acacia Communications, Inc. (a)	59	2,441
Advanced Energy Industries, Inc. (a)	102	5,268
Advanced Micro Devices, Inc. (a)	2,247	69,410
Alpha & Omega Semiconductor Ltd. (a)	53	616
Amkor Technology, Inc. (a)	349	2,579
Analog Devices, Inc.	1,007	93,107
Applied Materials, Inc.	2,920	112,858
Axcelis Technologies, Inc. (a)	104	2,044
AXT, Inc. (a)	55	393
Broadcom, Inc.	1,113	274,610
Brooks Automation, Inc.	199	6,971
Cabot Microelectronics Corp.	64	6,603
Ceva, Inc. (a)	45	1,294
Cirrus Logic, Inc. (a)	202	7,797
Cohu, Inc.	61	1,531
Cree, Inc. (a)	279	10,566
Cypress Semiconductor Corp.	923	13,374
Diodes, Inc. (a)	121	4,028
Entegris, Inc.	392	11,348
First Solar, Inc. (a)	223	10,798
FormFactor, Inc. (a)	179	2,461
Ichor Holdings Ltd. (a)	42	858
Impinj, Inc. (a)	44	1,092
Inphi Corp. (a)	127	4,823
Integrated Device Technology, Inc. (a)	363	17,065
Intel Corp.	12,797	605,170
KLA-Tencor Corp.	431	43,837
Kopin Corp. (a)	61	148
Kulicke & Soffa Industries, Inc.	182	4,339
Lam Research Corp.	444	67,355
Lattice Semiconductor Corp. (a)	286	2,288
MACOM Technology Solutions Holdings, Inc. (a)	100	2,060
Marvell Technology Group Ltd.	1,193	23,025
Maxim Integrated Products, Inc.	773	43,589
MaxLinear, Inc. Class A (a)	151	3,002
Microchip Technology, Inc.	642	50,660
Micron Technology, Inc. (a)	3,157	142,791
MKS Instruments, Inc.	149	11,942
Monolithic Power Systems, Inc.	113	14,185
Nanometrics, Inc. (a)	58	2,176
NeoPhotonics Corp. (a)	104	863
NVE Corp.	12	1,271
NVIDIA Corp.	1,657	465,650
ON Semiconductor Corp. (a)	1,185	21,840
PDF Solutions, Inc. (a)	76	686
Photronics, Inc. (a)	166	1,635
Pixelworks, Inc. (a)	100	451
Power Integrations, Inc.	90	5,688
Qorvo, Inc. (a)	353	27,142
Qualcomm, Inc.	4,031	290,353
Rambus, Inc. (a)	245	2,673
Rudolph Technologies, Inc. (a)	75	1,834
Semtech Corp. (a)	182	10,119
Silicon Laboratories, Inc. (a)	117	10,741
Skyworks Solutions, Inc.	504	45,718
SMART Global Holdings, Inc. (a)	16	460
SolarEdge Technologies, Inc. (a)	106	3,991
SunPower Corp. (a)	148	1,080
Synaptics, Inc. (a)	99	4,516
Teradyne, Inc.	543	20,080
Texas Instruments, Inc.	2,693	288,932
Ultra Clean Holdings, Inc. (a)	102	1,280
Universal Display Corp.	114	13,441
Veeco Instruments, Inc. (a)	99	1,015
Versum Materials, Inc.	346	12,459
Xcerra Corp. (a)	110	1,570
Xilinx, Inc.	688	55,157
Xperi Corp.	131	1,945
		2,973,092
Software - 6.3%
8x8, Inc. (a)	233	4,951
A10 Networks, Inc. (a)	121	736
ACI Worldwide, Inc. (a)	298	8,386
Activision Blizzard, Inc.	2,071	172,286
Adobe Systems, Inc. (a)	1,347	363,623
Altair Engineering, Inc. Class A (a)	59	2,564
ANSYS, Inc. (a)	232	43,310
Appian Corp. Class A (a)	29	960
Aspen Technology, Inc. (a)	198	22,554
Asure Software, Inc. (a)	11	137
Autodesk, Inc. (a)	601	93,822
Avaya Holdings Corp. (a)	296	6,553
Black Knight, Inc. (a)	297	15,429
Blackbaud, Inc.	135	13,700
Bottomline Technologies, Inc. (a)	103	7,489
CA Technologies, Inc.	863	38,101
Cadence Design Systems, Inc. (a)	761	34,489
CDK Global, Inc.	364	22,772
Citrix Systems, Inc. (a)	388	43,130
CommVault Systems, Inc. (a)	108	7,560
Digimarc Corp. (a)	23	723
Ebix, Inc.	68	5,382
Electronic Arts, Inc. (a)	844	101,694
Ellie Mae, Inc. (a)	99	9,382
Everbridge, Inc. (a)	47	2,709
Fair Isaac Corp. (a)	85	19,427
FireEye, Inc. (a)	448	7,616
Forescout Technologies, Inc. (a)	50	1,888
Fortinet, Inc. (a)	411	37,923
Glu Mobile, Inc. (a)	265	1,974
Guidewire Software, Inc. (a)	220	22,222
HubSpot, Inc. (a)	98	14,793
Imperva, Inc. (a)	95	4,413
Intuit, Inc.	662	150,539
Manhattan Associates, Inc. (a)	198	10,811
Microsoft Corp.	21,091	2,412,178
MicroStrategy, Inc. Class A (a)	25	3,516
Mitek Systems, Inc. (a)	86	606
MobileIron, Inc. (a)	127	673
Model N, Inc. (a)	76	1,205
Monotype Imaging Holdings, Inc.	87	1,757
Nuance Communications, Inc. (a)	742	12,851
Onespan, Inc. (a)	82	1,562
Oracle Corp.	8,326	429,289
Parametric Technology Corp. (a)	311	33,025
Paycom Software, Inc. (a)	131	20,359
Paylocity Holding Corp. (a)	80	6,426
Pegasystems, Inc.	128	8,013
Progress Software Corp.	140	4,941
Proofpoint, Inc. (a)	126	13,398
PROS Holdings, Inc. (a)	61	2,136
QAD, Inc. Class A	21	1,190
Qualys, Inc. (a)	83	7,395
Rapid7, Inc. (a)	43	1,588
RealPage, Inc. (a)	169	11,137
Red Hat, Inc. (a)	485	66,096
RingCentral, Inc. (a)	176	16,377
SailPoint Technologies Holding, Inc. (a)	51	1,735
Salesforce.com, Inc. (a)	1,874	298,022
SendGrid, Inc. (a)	18	662
ServiceNow, Inc. (a)	474	92,729
Snap, Inc. Class A (a)(b)	663	5,622
Splunk, Inc. (a)	385	46,550
SS&C Technologies Holdings, Inc.	480	27,278
Symantec Corp.	1,678	35,708
Synopsys, Inc. (a)	411	40,529
Tableau Software, Inc. (a)	179	20,001
Take-Two Interactive Software, Inc. (a)	315	43,467
The Rubicon Project, Inc. (a)	47	169
TiVo Corp.	370	4,607
Tyler Technologies, Inc. (a)	97	23,771
Ultimate Software Group, Inc. (a)	78	25,131
Upland Software, Inc. (a)	22	711
Varonis Systems, Inc. (a)	47	3,443
Verint Systems, Inc. (a)	167	8,367
VirnetX Holding Corp. (a)	56	260
VMware, Inc. Class A (a)	184	28,715
Workday, Inc. Class A (a)	363	52,991
Workiva, Inc. (a)	57	2,252
Zendesk, Inc. (a)	279	19,809
Zynga, Inc. (a)	1,985	7,960
		5,140,255
Technology Hardware, Storage & Peripherals - 4.4%
3D Systems Corp. (a)(b)	317	5,991
Apple, Inc.	14,045	3,170,456
Avid Technology, Inc. (a)	129	765
Cray, Inc. (a)	97	2,086
Diebold Nixdorf, Inc.	201	905
Eastman Kodak Co. (a)	27	84
Electronics for Imaging, Inc. (a)	116	3,953
Hewlett Packard Enterprise Co.	4,380	71,438
HP, Inc.	4,575	117,898
Immersion Corp. (a)	43	455
NCR Corp. (a)	319	9,063
NetApp, Inc.	741	63,644
Pure Storage, Inc. Class A (a)	320	8,304
Seagate Technology LLC	782	37,028
U.S.A. Technologies, Inc. (a)	115	828
Western Digital Corp.	815	47,710
Xerox Corp.	583	15,729
		3,556,337

TOTAL INFORMATION TECHNOLOGY		20,703,558

MATERIALS - 2.9%
Chemicals - 1.9%
A. Schulman, Inc. rights 12/31/99 (a)(c)	54	103
Advanced Emissions Solutions, Inc.	16	191
AdvanSix, Inc. (a)	71	2,410
Air Products & Chemicals, Inc.	593	99,061
Albemarle Corp. U.S.	300	29,934
American Vanguard Corp.	63	1,134
Ashland Global Holdings, Inc.	180	15,095
Axalta Coating Systems Ltd. (a)	585	17,059
Balchem Corp.	81	9,079
Cabot Corp.	173	10,851
Celanese Corp. Class A	373	42,522
CF Industries Holdings, Inc.	630	34,297
Chase Corp.	15	1,802
DowDuPont, Inc.	6,398	411,455
Eastman Chemical Co.	397	38,001
Ecolab, Inc.	705	110,530
Ferro Corp. (a)	208	4,830
Flotek Industries, Inc. (a)	172	413
FMC Corp.	365	31,821
H.B. Fuller Co.	177	9,146
Hawkins, Inc.	21	870
Huntsman Corp.	578	15,739
Ingevity Corp. (a)	116	11,818
Innophos Holdings, Inc.	38	1,687
Innospec, Inc.	59	4,528
International Flavors & Fragrances, Inc.	212	29,493
Intrepid Potash, Inc. (a)	246	883
KMG Chemicals, Inc.	31	2,342
Koppers Holdings, Inc. (a)	53	1,651
Kraton Performance Polymers, Inc. (a)	79	3,725
Kronos Worldwide, Inc.	54	878
LSB Industries, Inc. (a)	55	538
LyondellBasell Industries NV Class A	885	90,721
Minerals Technologies, Inc.	101	6,828
NewMarket Corp.	26	10,543
Olin Corp.	458	11,761
OMNOVA Solutions, Inc. (a)	142	1,399
Platform Specialty Products Corp. (a)	627	7,819
PolyOne Corp.	238	10,405
PPG Industries, Inc.	698	76,173
PQ Group Holdings, Inc.	62	1,083
Praxair, Inc.	783	125,852
Quaker Chemical Corp.	37	7,482
Rayonier Advanced Materials, Inc.	117	2,156
RPM International, Inc.	366	23,768
Sensient Technologies Corp.	146	11,170
Sherwin-Williams Co.	224	101,967
Stepan Co.	56	4,873
The Chemours Co. LLC	509	20,075
The Mosaic Co.	948	30,791
The Scotts Miracle-Gro Co. Class A	108	8,503
Trinseo SA	124	9,709
Tronox Ltd. Class A	215	2,569
Valvoline, Inc.	561	12,067
Venator Materials PLC (a)	139	1,251
W.R. Grace & Co.	211	15,078
Westlake Chemical Corp.	101	8,394
		1,546,323
Construction Materials - 0.1%
Eagle Materials, Inc.	139	11,848
Forterra, Inc. (a)	19	142
Foundation Building Materials, Inc. (a)	14	175
Martin Marietta Materials, Inc.	169	30,750
nVent Electric PLC	457	12,412
Summit Materials, Inc.	310	5,636
U.S. Concrete, Inc. (a)	33	1,513
United States Lime & Minerals, Inc.	44	3,474
Vulcan Materials Co.	364	40,477
		106,427
Containers & Packaging - 0.4%
Aptargroup, Inc.	172	18,531
Avery Dennison Corp.	239	25,896
Ball Corp.	945	41,571
Bemis Co., Inc.	245	11,907
Berry Global Group, Inc. (a)	353	17,082
Crown Holdings, Inc. (a)	366	17,568
Graphic Packaging Holding Co.	843	11,810
Greif, Inc. Class A	83	4,454
International Paper Co.	1,139	55,982
Myers Industries, Inc.	53	1,232
Owens-Illinois, Inc. (a)	461	8,662
Packaging Corp. of America	255	27,971
Sealed Air Corp.	492	19,754
Silgan Holdings, Inc.	204	5,671
Sonoco Products Co.	259	14,375
WestRock Co.	705	37,675
		320,141
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)	918	4,498
Alcoa Corp. (a)	463	18,705
Allegheny Technologies, Inc. (a)	357	10,549
Atkore International Group, Inc. (a)	38	1,008
Carpenter Technology Corp.	137	8,076
Century Aluminum Co. (a)	98	1,173
Cleveland-Cliffs, Inc. (a)	826	10,457
Coeur d'Alene Mines Corp. (a)	479	2,553
Commercial Metals Co.	312	6,402
Compass Minerals International, Inc.	115	7,728
Freeport-McMoRan, Inc.	3,697	51,462
Gold Resource Corp.	108	555
Haynes International, Inc.	21	746
Hecla Mining Co.	985	2,748
Kaiser Aluminum Corp.	52	5,671
Materion Corp.	45	2,723
McEwen Mining, Inc.	555	1,077
Newmont Mining Corp.	1,448	43,730
Nucor Corp.	861	54,630
Olympic Steel, Inc.	9	188
Reliance Steel & Aluminum Co.	202	17,229
Royal Gold, Inc.	184	14,179
Ryerson Holding Corp. (a)	16	181
Schnitzer Steel Industries, Inc. Class A	73	1,975
Steel Dynamics, Inc.	638	28,831
SunCoke Energy, Inc. (a)	209	2,429
TimkenSteel Corp. (a)	88	1,309
United States Steel Corp.	480	14,630
Warrior Metropolitan Coal, Inc.	42	1,136
Worthington Industries, Inc.	142	6,157
		322,735
Paper & Forest Products - 0.1%
Boise Cascade Co.	108	3,974
Clearwater Paper Corp. (a)	40	1,188
Domtar Corp.	159	8,295
Kapstone Paper & Packaging Corp.	220	7,460
Louisiana-Pacific Corp.	398	10,543
Mercer International, Inc. (SBI)	106	1,781
Neenah, Inc.	61	5,264
P.H. Glatfelter Co.	118	2,255
Resolute Forest Products (a)	235	3,043
Schweitzer-Mauduit International, Inc.	73	2,797
Verso Corp. (a)	79	2,660
		49,260

TOTAL MATERIALS		2,344,886

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Acadia Realty Trust (SBI)	200	5,606
Agree Realty Corp.	68	3,612
Alexander & Baldwin, Inc.	162	3,676
Alexanders, Inc.	9	3,090
Alexandria Real Estate Equities, Inc.	275	34,592
American Assets Trust, Inc.	148	5,519
American Campus Communities, Inc.	377	15,517
American Homes 4 Rent Class A	679	14,863
American Tower Corp.	1,170	170,001
Americold Realty Trust	137	3,428
Apartment Investment & Management Co. Class A	447	19,726
Apple Hospitality (REIT), Inc.	597	10,442
Armada Hoffler Properties, Inc.	81	1,224
Ashford Hospitality Trust, Inc.	297	1,898
AvalonBay Communities, Inc.	375	67,931
Bluerock Residential Growth (REIT), Inc.	25	245
Boston Properties, Inc.	424	52,190
Braemar Hotels & Resorts, Inc.	84	989
Brandywine Realty Trust (SBI)	546	8,583
Brixmor Property Group, Inc.	849	14,866
Camden Property Trust (SBI)	248	23,205
CareTrust (REIT), Inc.	244	4,321
CatchMark Timber Trust, Inc.	73	834
CBL & Associates Properties, Inc. (b)	417	1,664
Cedar Realty Trust, Inc.	264	1,230
Chatham Lodging Trust	121	2,528
Chesapeake Lodging Trust	177	5,676
City Office REIT, Inc.	96	1,212
Colony NorthStar, Inc.	1,703	10,371
Columbia Property Trust, Inc.	353	8,345
Community Healthcare Trust, Inc.	38	1,177
CorEnergy Infrastructure Trust, Inc.	88	3,307
CorePoint Lodging, Inc.	98	1,906
CoreSite Realty Corp.	94	10,447
Corporate Office Properties Trust (SBI)	311	9,277
Corrections Corp. of America	335	8,151
Cousins Properties, Inc.	1,215	10,801
Crown Castle International Corp.	1,109	123,465
CubeSmart	512	14,607
CyrusOne, Inc.	251	15,913
DDR Corp.	509	6,816
DiamondRock Hospitality Co.	507	5,917
Digital Realty Trust, Inc.	561	63,101
Douglas Emmett, Inc.	447	16,861
Duke Realty Corp.	956	27,122
Easterly Government Properties, Inc.	98	1,898
EastGroup Properties, Inc.	142	13,578
Empire State Realty Trust, Inc.	316	5,249
EPR Properties	178	12,177
Equinix, Inc.	214	92,638
Equity Commonwealth	341	10,943
Equity Lifestyle Properties, Inc.	233	22,473
Equity Residential (SBI)	1,002	66,393
Essex Property Trust, Inc.	182	44,901
Extra Space Storage, Inc.	348	30,151
Farmland Partners, Inc.	75	503
Federal Realty Investment Trust (SBI)	199	25,168
First Industrial Realty Trust, Inc.	321	10,079
Forest City Realty Trust, Inc. Class A	739	18,542
Four Corners Property Trust, Inc.	130	3,340
Franklin Street Properties Corp.	312	2,493
Front Yard Residential Corp. Class B	123	1,335
Gaming & Leisure Properties	555	19,564
Getty Realty Corp.	59	1,685
Gladstone Commercial Corp.	23	440
Global Medical REIT, Inc.	16	151
Global Net Lease, Inc.	150	3,128
Government Properties Income Trust	295	3,331
Gramercy Property Trust	428	11,744
HCP, Inc.	1,306	34,374
Healthcare Realty Trust, Inc.	369	10,797
Healthcare Trust of America, Inc.	568	15,149
Hersha Hospitality Trust	75	1,700
Highwoods Properties, Inc. (SBI)	324	15,312
Hospitality Properties Trust (SBI)	473	13,641
Host Hotels & Resorts, Inc.	2,034	42,917
Hudson Pacific Properties, Inc.	438	14,331
Independence Realty Trust, Inc.	161	1,695
Industrial Logistics Properties Trust	39	897
InfraReit, Inc.	109	2,305
Investors Real Estate Trust	215	1,286
Invitation Homes, Inc.	766	17,549
Iron Mountain, Inc.	755	26,063
iStar Financial, Inc.	127	1,419
JBG SMITH Properties	236	8,692
Jernigan Capital, Inc.	15	289
Kilroy Realty Corp.	277	19,858
Kimco Realty Corp.	1,171	19,603
Kite Realty Group Trust	182	3,030
Lamar Advertising Co. Class A	230	17,894
LaSalle Hotel Properties (SBI)	310	10,723
Lexington Corporate Properties Trust	616	5,113
Liberty Property Trust (SBI)	425	17,956
Life Storage, Inc.	123	11,705
LTC Properties, Inc.	126	5,558
Mack-Cali Realty Corp.	238	5,060
MedEquities Realty Trust, Inc.	230	2,236
Medical Properties Trust, Inc.	1,113	16,595
Mid-America Apartment Communities, Inc.	306	30,655
Monmouth Real Estate Investment Corp. Class A	150	2,508
National Health Investors, Inc.	103	7,786
National Retail Properties, Inc.	416	18,645
National Storage Affiliates Trust	105	2,671
New Senior Investment Group, Inc.	204	1,204
NexPoint Residential Trust, Inc.	35	1,162
NorthStar Realty Europe Corp.	174	2,464
Omega Healthcare Investors, Inc.	555	18,187
Outfront Media, Inc.	440	8,778
Paramount Group, Inc.	497	7,500
Park Hotels & Resorts, Inc.	451	14,802
Pebblebrook Hotel Trust	235	8,547
Pennsylvania Real Estate Investment Trust (SBI)	175	1,656
Physicians Realty Trust	499	8,413
Piedmont Office Realty Trust, Inc. Class A	420	7,951
Potlatch Corp.	142	5,815
Preferred Apartment Communities, Inc. Class A	77	1,354
Prologis, Inc.	1,458	98,838
PS Business Parks, Inc.	46	5,846
Public Storage	410	82,668
QTS Realty Trust, Inc. Class A	129	5,504
Ramco-Gershenson Properties Trust (SBI)	166	2,258
Rayonier, Inc.	367	12,408
Realty Income Corp.	772	43,919
Regency Centers Corp.	410	26,515
Retail Opportunity Investments Corp.	273	5,097
Retail Properties America, Inc.	634	7,728
Rexford Industrial Realty, Inc.	217	6,935
RLJ Lodging Trust	487	10,729
Ryman Hospitality Properties, Inc.	159	13,701
Sabra Health Care REIT, Inc.	453	10,473
Safety Income and Growth, Inc.	8	150
Saul Centers, Inc.	22	1,232
SBA Communications Corp. Class A (a)	322	51,723
Select Income REIT	154	3,379
Senior Housing Properties Trust (SBI)	680	11,941
Seritage Growth Properties	62	2,944
Simon Property Group, Inc.	849	150,061
SL Green Realty Corp.	253	24,675
Spirit MTA REIT	134	1,544
Spirit Realty Capital, Inc.	1,292	10,414
Stag Industrial, Inc.	288	7,920
Store Capital Corp.	493	13,700
Summit Hotel Properties, Inc.	341	4,614
Sun Communities, Inc.	213	21,628
Sunstone Hotel Investors, Inc.	633	10,356
Tanger Factory Outlet Centers, Inc.	232	5,308
Taubman Centers, Inc.	153	9,154
Terreno Realty Corp.	132	4,976
The GEO Group, Inc.	366	9,209
The Macerich Co.	299	16,532
TIER REIT, Inc.	154	3,711
UDR, Inc.	742	29,999
UMH Properties, Inc.	68	1,064
Uniti Group, Inc.	461	9,289
Universal Health Realty Income Trust (SBI)	25	1,860
Urban Edge Properties	258	5,697
Urstadt Biddle Properties, Inc. Class A	50	1,065
Ventas, Inc.	978	53,184
VEREIT, Inc.	2,650	19,239
Vornado Realty Trust	472	34,456
Washington Prime Group, Inc.	445	3,249
Washington REIT (SBI)	253	7,754
Weingarten Realty Investors (SBI)	352	10,476
Welltower, Inc.	1,014	65,220
Weyerhaeuser Co.	2,068	66,734
Whitestone REIT Class B	83	1,152
WP Carey, Inc.	308	19,807
Xenia Hotels & Resorts, Inc.	307	7,276
		2,747,312
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	23	741
CBRE Group, Inc. (a)	819	36,118
Colony NorthStar Credit Real Estate, Inc. (b)	231	5,080
Forestar Group, Inc. (a)	8	170
HFF, Inc.	95	4,036
Howard Hughes Corp. (a)	108	13,416
Jones Lang LaSalle, Inc.	124	17,896
Kennedy-Wilson Holdings, Inc.	393	8,450
Marcus & Millichap, Inc. (a)	28	972
RE/MAX Holdings, Inc.	46	2,040
Realogy Holdings Corp.	362	7,472
Retail Value, Inc. (a)	36	1,177
Tejon Ranch Co. (a)	15	326
The St. Joe Co. (a)	142	2,386
		100,280

TOTAL REAL ESTATE		2,847,592

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	16,791	563,842
Atlantic Tele-Network, Inc.	23	1,699
CenturyLink, Inc.	2,670	56,604
Cincinnati Bell, Inc. (a)	106	1,691
Cogent Communications Group, Inc.	120	6,696
Consolidated Communications Holdings, Inc.	146	1,904
Frontier Communications Corp.	201	1,304
Globalstar, Inc. (a)	772	392
IDT Corp. Class B	22	117
Intelsat SA (a)	96	2,880
Iridium Communications, Inc. (a)	239	5,378
ORBCOMM, Inc. (a)	387	4,203
Verizon Communications, Inc.	11,148	595,192
Vonage Holdings Corp. (a)	593	8,397
WideOpenWest, Inc. (a)	55	617
Windstream Holdings, Inc. (a)	114	559
Zayo Group Holdings, Inc. (a)	498	17,291
		1,268,766
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	106	3,699
Shenandoah Telecommunications Co.	114	4,418
Spok Holdings, Inc.	71	1,093
Sprint Corp. (a)	1,848	12,086
T-Mobile U.S., Inc. (a)	796	55,863
Telephone & Data Systems, Inc.	258	7,851
U.S. Cellular Corp. (a)	31	1,388
		86,398

TOTAL TELECOMMUNICATION SERVICES		1,355,164

UTILITIES - 2.7%
Electric Utilities - 1.5%
Allete, Inc.	157	11,777
Alliant Energy Corp.	635	27,032
American Electric Power Co., Inc.	1,341	95,050
Duke Energy Corp.	1,908	152,678
Edison International	892	60,371
El Paso Electric Co.	104	5,949
Entergy Corp.	487	39,510
Evergy, Inc.	384	21,089
Eversource Energy	862	52,961
Exelon Corp.	2,608	113,865
FirstEnergy Corp.	1,223	45,459
Hawaiian Electric Industries, Inc.	347	12,350
IDACORP, Inc.	142	14,091
MGE Energy, Inc.	84	5,363
NextEra Energy, Inc.	1,279	214,360
OGE Energy Corp.	544	19,758
Otter Tail Corp.	126	6,035
PG&E Corp.	1,408	64,782
Pinnacle West Capital Corp.	307	24,308
PNM Resources, Inc.	231	9,113
Portland General Electric Co.	255	11,631
PPL Corp.	1,875	54,863
Southern Co.	2,745	119,682
Spark Energy, Inc. Class A,	59	487
Vistra Energy Corp. (a)	776	19,307
Xcel Energy, Inc.	1,384	65,339
		1,267,210
Gas Utilities - 0.2%
Atmos Energy Corp.	298	27,985
Chesapeake Utilities Corp.	38	3,188
National Fuel Gas Co.	235	13,174
New Jersey Resources Corp.	237	10,926
Northwest Natural Gas Co.	86	5,753
ONE Gas, Inc.	141	11,601
South Jersey Industries, Inc.	222	7,830
Southwest Gas Holdings, Inc.	142	11,222
Spire, Inc.	131	9,635
UGI Corp.	476	26,408
		127,722
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	833	31,154
NRG Yield, Inc.:
Class A	73	1,390
Class C	162	3,119
Ormat Technologies, Inc.	107	5,790
Pattern Energy Group, Inc.	271	5,385
Terraform Power, Inc.	93	1,074
The AES Corp.	1,830	25,620
		73,532
Multi-Utilities - 0.8%
Ameren Corp.	661	41,788
Avangrid, Inc.	156	7,477
Avista Corp.	175	8,848
Black Hills Corp.	137	7,958
CenterPoint Energy, Inc.	1,187	32,821
CMS Energy Corp.	766	37,534
Consolidated Edison, Inc.	844	64,304
Dominion Resources, Inc.	1,751	123,060
DTE Energy Co.	485	52,928
MDU Resources Group, Inc.	545	14,001
NiSource, Inc.	915	22,802
NorthWestern Energy Corp.	131	7,684
Public Service Enterprise Group, Inc.	1,380	72,850
SCANA Corp.	409	15,906
Sempra Energy	686	78,033
Unitil Corp.	45	2,291
Vectren Corp.	221	15,799
WEC Energy Group, Inc.	854	57,013
		663,097
Water Utilities - 0.1%
American States Water Co.	112	6,848
American Water Works Co., Inc.	490	43,105
Aqua America, Inc.	489	18,044
AquaVenture Holdings Ltd. (a)	51	922
Cadiz, Inc. (a)	114	1,271
California Water Service Group	116	4,976
Connecticut Water Service, Inc.	27	1,873
Middlesex Water Co.	60	2,905
Select Energy Services, Inc. Class A (a)	18	213
SJW Corp.	46	2,813
		82,970

TOTAL UTILITIES		2,214,531

TOTAL COMMON STOCKS
(Cost $78,419,055)		81,351,567

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 2.11% (d)	1,562,943	1,563,255
Fidelity Securities Lending Cash Central Fund 2.11% (d)(e)	165,844	165,861
TOTAL MONEY MARKET FUNDS
(Cost $1,729,116)		1,729,116
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $80,148,171)		83,080,683
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(1,427,506)
NET ASSETS - 100%		$81,653,177

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,248
Fidelity Securities Lending Cash Central Fund	170
Total	$14,418

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$10,792,023	$10,792,023	$--	$--
Consumer Staples	4,940,692	4,940,692	--	--
Energy	4,557,248	4,557,248	--	--
Financials	11,217,126	11,217,126	--	--
Health Care	11,834,373	11,834,373	--	--
Industrials	8,544,374	8,544,374	--	--
Information Technology	20,703,558	20,703,558	--	--
Materials	2,344,886	2,344,783	--	103
Real Estate	2,847,592	2,847,592	--	--
Telecommunication Services	1,355,164	1,355,164	--	--
Utilities	2,214,531	2,214,531	--	--
Money Market Funds	1,729,116	1,729,116	--	--
Total Investments in Securities:	$83,080,683	$83,080,580	$--	$103

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018